Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.0%
BASIC MATERIALS - 1.4%
Chemicals - 0.5%
1,252	Air Products & Chemicals Inc.	$388,320
660	Albemarle Corp.	183,473
610	Celanese Corp., Class A Shares	65,453
1,178	CF Industries Holdings Inc.	127,448
200,967	Dow Inc.	10,243,288
2,896	DuPont de Nemours Inc.	204,197
115,641	Eastman Chemical Co.	10,016,823
1,408	Ecolab Inc.	210,961
716	FMC Corp.	93,538
1,437	International Flavors & Fragrances Inc.	152,063
2,843	Linde PLC	956,613
1,462	LyondellBasell Industries NV, Class A Shares	124,285
2,045	Mosaic Co.	104,909
1,340	PPG Industries Inc.	181,195
1,352	Sherwin-Williams Co.	336,891
	Total Chemicals	23,389,457
Forest Products & Paper - 0.3%
281,710	International Paper Co.	10,457,075
Iron/Steel - 0.0%
1,503	Nucor Corp.	225,375
Mining - 0.6%
703,262	Freeport-McMoRan Inc.	27,989,828
4,502	Newmont Corp.	213,710
	Total Mining	28,203,538
	TOTAL BASIC MATERIALS	62,275,445
COMMUNICATIONS - 11.2%
Advertising - 0.4%
420,203	Interpublic Group of Cos., Inc.	14,438,175
1,180	Omnicom Group Inc.	94,117
63,051	Trade Desk Inc., Class A Shares*	3,287,479
	Total Advertising	17,819,771
Internet - 8.2%
526,880	Alphabet Inc., Class A Shares*	53,209,611
658,816	Alphabet Inc., Class C Shares*	66,836,883
851,154	Amazon.com Inc.*	82,170,407
21,062	Booking Holdings Inc.*	43,797,376
766	CDW Corp.	144,498
411,449	Chewy Inc., Class A Shares*(a)	17,745,795
181,079	Coupang Inc., Class A Shares*	3,527,419
3,162	eBay Inc.	143,681
81,567	Etsy Inc.*	10,774,185
38,647	Expedia Group Inc.*	4,129,045
343	F5 Inc.*	53,031
3,285	Gen Digital Inc.	75,424
610,391	Match Group Inc.*	30,861,369
99,629	Meta Platforms Inc., Class A Shares*	11,766,185
28,121	Netflix Inc.*	8,591,809
110,067	Palo Alto Networks Inc.*	18,700,383
58,500	Pinterest Inc., Class A Shares*	1,487,070
42,377	Sea Ltd., ADR*	2,473,546
40,964	Spotify Technology SA*	3,253,361

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 11.2% - (continued)
Internet - 8.2% - (continued)
52,964	VeriSign Inc.*	$10,582,737
	Total Internet	370,323,815
Media - 0.2%
654	Charter Communications Inc., Class A Shares*	255,904
25,254	Comcast Corp., Class A Shares	925,307
1,410	DISH Network Corp., Class A Shares*	22,631
213	FactSet Research Systems Inc.	98,255
332,290	Fox Corp., Class A Shares	10,782,811
823	Fox Corp., Class B Shares	25,118
2,207	News Corp., Class A Shares	42,264
680	News Corp., Class B Shares	13,226
2,874	Paramount Global, Class B Shares(a)	57,710
10,374	Walt Disney Co.*	1,015,303
12,486	Warner Bros Discovery Inc.*	142,340
	Total Media	13,380,869
Telecommunications - 2.4%
1,403	Arista Networks Inc.*	195,438
40,440	AT&T Inc.	779,683
161,612	Ciena Corp.*	7,266,076
666,651	Cisco Systems Inc.	33,145,888
247,840	Corning Inc.	8,458,779
1,836	Juniper Networks Inc.	61,029
5,203	Lumen Technologies Inc.	28,460
41,766	Motorola Solutions Inc.	11,368,705
322,713	T-Mobile US Inc.*	48,878,111
23,898	Verizon Communications Inc.	931,544
	Total Telecommunications	111,113,713
	TOTAL COMMUNICATIONS	512,638,168
CONSUMER CYCLICAL - 9.8%
Airlines - 0.0%
711	Alaska Air Group Inc.*	33,730
3,657	American Airlines Group Inc.*	52,770
3,614	Delta Air Lines Inc.*	127,827
3,344	Southwest Airlines Co.*	133,459
1,828	United Airlines Holdings Inc.*	80,743
	Total Airlines	428,529
Apparel - 0.8%
337,346	NIKE Inc., Class B Shares	37,003,483
261	Ralph Lauren Corp., Class A Shares	29,524
1,422	Tapestry Inc.	53,709
1,823	VF Corp.	59,831
	Total Apparel	37,146,547
Auto Manufacturers - 1.6%
41,477	Cummins Inc.	10,417,363
37,863	Ferrari NV	8,445,342
22,209	Ford Motor Co.	308,705
439,971	General Motors Co.	17,845,224
1,961	PACCAR Inc.	207,689
669,916	Rivian Automotive Inc., Class A Shares*	21,464,109
63,438	Tesla Inc.*	12,351,379
	Total Auto Manufacturers	71,039,811
Auto Parts & Equipment - 0.0%
1,527	Aptiv PLC*	162,885

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.8% - (continued)
Auto Parts & Equipment - 0.0% - (continued)
1,354	BorgWarner Inc.	$57,558
9,727	Mobileye Global Inc., Class A Shares*	277,317
	Total Auto Parts & Equipment	497,760
Distribution/Wholesale - 1.9%
2,410	Copart Inc.*	160,410
3,250	Fastenal Co.	167,407
351,163	Ferguson PLC	41,166,838
792,763	LKQ Corp.	43,070,814
226	Pool Corp.	74,447
258	WW Grainger Inc.	155,589
	Total Distribution/Wholesale	84,795,505
Entertainment - 0.8%
1,207	Caesars Entertainment Inc.*	61,328
414,666	International Game Technology PLC	10,175,904
763	Live Nation Entertainment Inc.*	55,516
171,235	Madison Square Garden Sports Corp.	27,883,907
	Total Entertainment	38,176,655
Home Builders - 0.6%
1,821	DR Horton Inc.	156,606
1,476	Lennar Corp., Class A Shares	129,637
6,039	NVR Inc.*	28,014,981
1,342	PulteGroup Inc.	60,095
	Total Home Builders	28,361,319
Home Furnishings - 0.2%
98,730	Dolby Laboratories Inc., Class A Shares	7,391,915
317	Whirlpool Corp.	46,450
	Total Home Furnishings	7,438,365
Housewares - 0.0%
2,138	Newell Brands Inc.	27,730
Leisure Time - 0.1%
5,617	Carnival Corp.*	55,777
2,354	Norwegian Cruise Line Holdings Ltd.*	38,700
191,957	Peloton Interactive Inc., Class A Shares*	2,184,471
1,266	Royal Caribbean Cruises Ltd.*	75,871
	Total Leisure Time	2,354,819
Lodging - 0.7%
1,574	Hilton Worldwide Holdings Inc.	224,484
589,985	Las Vegas Sands Corp.*	27,634,897
1,545	Marriott International Inc., Class A Shares	255,466
1,998	MGM Resorts International	73,646
50,569	Wynn Resorts Ltd.*	4,230,603
	Total Lodging	32,419,096
Retail - 3.1%
352	Advance Auto Parts Inc.	53,148
112	AutoZone Inc.*	288,848
1,347	Bath & Body Works Inc.	57,247
1,144	Best Buy Co., Inc.	97,583
913	CarMax Inc.*	63,326
18,513	Chipotle Mexican Grill Inc., Class A Shares*	30,119,910
61,793	Costco Wholesale Corp.	33,321,875
721	Darden Restaurants Inc.	105,980
1,292	Dollar General Corp.	330,339
1,201	Dollar Tree Inc.*	180,498
27,657	Domino's Pizza Inc.	10,751,106

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.8% - (continued)
Retail - 3.1% - (continued)
28,388	Floor & Decor Holdings Inc., Class A Shares*	$2,118,596
804	Genuine Parts Co.	147,397
5,837	Home Depot Inc.	1,891,130
3,637	Lowe's Cos., Inc.	773,044
4,825	Lululemon Athletica Inc.*	1,834,996
4,178	McDonald's Corp.	1,139,717
371	O'Reilly Automotive Inc.*	320,744
128,225	Ross Stores Inc.	15,088,236
298,934	Starbucks Corp.	30,551,055
2,612	Target Corp.	436,387
6,634	TJX Cos., Inc.	531,052
632	Tractor Supply Co.	143,028
295	Ulta Beauty Inc.*	137,128
4,046	Walgreens Boots Alliance Inc.	167,909
8,111	Walmart Inc.	1,236,279
84,519	Yum! Brands Inc.	10,874,215
	Total Retail	142,760,773
Toys/Games/Hobbies - 0.0%
732	Hasbro Inc.	45,984
	TOTAL CONSUMER CYCLICAL	445,492,893
CONSUMER NON-CYCLICAL - 26.0%
Agriculture - 0.6%
245,372	Altria Group Inc.	11,429,428
3,159	Archer-Daniels-Midland Co.	308,003
117,235	Philip Morris International Inc.	11,684,812
	Total Agriculture	23,422,243
Beverages - 1.0%
149,010	Brown-Forman Corp., Class B Shares	10,880,710
22,148	Coca-Cola Co.	1,408,834
919	Constellation Brands Inc., Class A Shares	236,505
919,280	Keurig Dr Pepper Inc.	35,548,558
1,064	Molson Coors Beverage Co., Class B Shares	58,637
2,189	Monster Beverage Corp.*	225,161
7,853	PepsiCo Inc.	1,456,810
	Total Beverages	49,815,215
Biotechnology - 4.7%
39,350	Amgen Inc.	11,269,840
10,337	Argenx SE, ADR*	4,113,816
78,300	Biogen Inc.*	23,894,811
516,394	BioMarin Pharmaceutical Inc.*	52,145,466
122	Bio-Rad Laboratories Inc., Class A Shares*	50,595
4,105	Corteva Inc.	275,692
364,137	Gilead Sciences Inc.	31,982,153
85,747	Horizon Therapeutics PLC*	8,599,567
123,504	Illumina Inc.*	26,933,752
134,359	Incyte Corp.*	10,704,382
1,955	Moderna Inc.*	343,904
9,139	Regeneron Pharmaceuticals Inc.*	6,869,786
134,657	Sarepta Therapeutics Inc.*	16,537,226
35,131	Vertex Pharmaceuticals Inc.*	11,115,448
	Total Biotechnology	204,836,438
Commercial Services - 2.9%
608	Adyen NV*(b)	926,391

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 26.0% - (continued)
Commercial Services - 2.9% - (continued)
2,360	Automatic Data Processing Inc.	$623,370
4,551	Cintas Corp.	2,101,561
474,464	CoStar Group Inc.*	38,450,563
51,062	Equifax Inc.	10,078,107
437	FleetCor Technologies Inc.*	85,739
455	Gartner Inc.*	159,418
20,135	Global Payments Inc.	2,089,610
38,833	MarketAxess Holdings Inc.	10,404,137
913	Moody's Corp.	272,321
233,468	PayPal Holdings Inc.*	18,306,226
262,156	Quanta Services Inc.	39,291,941
618	Robert Half International Inc.	48,686
1,278	Rollins Inc.	51,682
1,961	S&P Global Inc.	691,841
72,187	TransUnion	4,553,556
409	United Rentals Inc.*	144,389
7,899	Verisk Analytics Inc., Class A Shares	1,451,125
	Total Commercial Services	129,730,663
Cosmetics/Personal Care - 1.8%
4,759	Colgate-Palmolive Co.	368,727
132,365	Estee Lauder Cos., Inc., Class A Shares	31,210,343
13,574	Procter & Gamble Co.	2,024,698
879,416	Unilever PLC, ADR	44,304,978
	Total Cosmetics/Personal Care	77,908,746
Food - 1.4%
1,141	Campbell Soup Co.	61,237
2,708	Conagra Brands Inc.	102,850
3,406	General Mills Inc.	290,532
821	Hershey Co.	193,075
1,593	Hormel Foods Corp.	74,871
612	JM Smucker Co.	94,254
1,445	Kellogg Co.	105,413
4,533	Kraft Heinz Co.	178,374
3,706	Kroger Co.	182,298
820	Lamb Weston Holdings Inc.	71,258
1,410	McCormick & Co., Inc.	120,104
7,839	Mondelez International Inc., Class A Shares	529,995
542,798	Nestle SA, ADR(c)	64,587,534
2,865	Sysco Corp.	247,851
1,651	Tyson Foods Inc., Class A Shares	109,428
	Total Food	66,949,074
Healthcare-Products - 6.2%
9,965	Abbott Laboratories	1,072,035
27,743	ABIOMED Inc.*	10,481,028
197,197	Alcon Inc.	13,584,901
7,050	Align Technology Inc.*	1,386,453
118,263	Avantor Inc.*	2,634,900
2,827	Baxter International Inc.	159,810
888	Bio-Techne Corp.	75,471
569,341	Boston Scientific Corp.*	25,774,067
41,769	Cooper Cos., Inc.	13,213,623
116,033	Danaher Corp.	31,724,583
1,234	DENTSPLY SIRONA Inc.	37,341
457,812	Edwards Lifesciences Corp.*	35,365,977

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 26.0% - (continued)
Healthcare-Products - 6.2% - (continued)
358,012	Exact Sciences Corp.*	$16,092,639
136,862	Hologic Inc.*	10,423,410
479	IDEXX Laboratories Inc.*	203,992
115,213	Insulet Corp.*	34,491,316
191,138	Intuitive Surgical Inc.*	51,681,804
249,760	Medtronic PLC	19,741,030
713	PerkinElmer Inc.	99,627
46,526	ResMed Inc.	10,710,285
565	STERIS PLC	104,943
18,565	Stryker Corp.	4,342,168
264	Teleflex Inc.	61,808
2,229	Thermo Fisher Scientific Inc.	1,248,730
345	Waters Corp.*	119,577
418	West Pharmaceutical Services Inc.	98,088
1,180	Zimmer Biomet Holdings Inc.	141,718
	Total Healthcare-Products	285,071,324
Healthcare-Services - 2.4%
1,011	Catalent Inc.*	50,681
167,414	Centene Corp.*	14,573,389
285	Charles River Laboratories International Inc.*	65,142
143,054	DaVita Inc.*	10,547,371
1,362	Elevance Health Inc.	725,837
19,612	HCA Healthcare Inc.	4,711,195
36,029	Humana Inc.	19,812,347
1,069	IQVIA Holdings Inc.*	233,063
33,368	Laboratory Corp. of America Holdings	8,031,678
33,679	Molina Healthcare Inc.*	11,342,077
672	Quest Diagnostics Inc.	102,030
77,854	UnitedHealth Group Inc.	42,645,307
379	Universal Health Services Inc., Class B Shares	49,592
	Total Healthcare-Services	112,889,709
Household Products/Wares - 0.0%
467	Avery Dennison Corp.	90,285
1,366	Church & Dwight Co., Inc.	111,834
695	Clorox Co.	103,312
1,902	Kimberly-Clark Corp.	257,968
	Total Household Products/Wares	563,399
Pharmaceuticals - 5.0%
92,763	AbbVie Inc.	14,951,540
850	AmerisourceBergen Corp.	145,086
28,126	AstraZeneca PLC, ADR	1,911,724
133,061	Becton Dickinson & Co.	33,177,430
12,151	Bristol-Myers Squibb Co.	975,482
1,564	Cardinal Health Inc.	125,386
17,989	Cigna Corp.	5,916,402
366,512	CVS Health Corp.	37,340,243
2,234	DexCom Inc.*	259,770
209,810	Eli Lilly & Co.	77,856,295
783	Henry Schein Inc.*	63,360
14,961	Johnson & Johnson	2,663,058
44,416	McKesson Corp.	16,952,699
243,149	Merck & Co., Inc.	26,775,568
1,432	Organon & Co.	37,261
31,937	Pfizer Inc.	1,601,002

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 26.0% - (continued)
Pharmaceuticals - 5.0% - (continued)
293,225	Sanofi, ADR	$13,297,754
6,828	Viatris Inc.	75,313
2,671	Zoetis Inc., Class A Shares	411,708
	Total Pharmaceuticals	234,537,081
	TOTAL CONSUMER NON-CYCLICAL	1,185,723,892
ENERGY - 5.1%
Energy-Alternate Sources - 0.0%
756	Enphase Energy Inc.*	242,366
313	SolarEdge Technologies Inc.*	93,543
	Total Energy-Alternate Sources	335,909
Oil & Gas - 4.7%
1,911	APA Corp.	89,530
10,248	Chevron Corp.	1,878,561
198,166	ConocoPhillips	24,475,483
4,594	Coterra Energy Inc.	128,219
3,726	Devon Energy Corp.	255,306
1,011	Diamondback Energy Inc.	149,648
324,561	EOG Resources Inc.	46,064,943
327,379	EQT Corp.	13,884,143
518,804	Exxon Mobil Corp.	57,763,637
91,542	Hess Corp.	13,173,809
3,998	Marathon Oil Corp.	122,459
220,982	Marathon Petroleum Corp.	26,917,817
143,041	Occidental Petroleum Corp.	9,939,919
2,718	Phillips 66	294,740
1,358	Pioneer Natural Resources Co.	320,474
454,095	Suncor Energy Inc.	14,926,103
2,308	Valero Energy Corp.	308,395
	Total Oil & Gas	210,693,186
Oil & Gas Services - 0.4%
5,757	Baker Hughes Co., Class A Shares	167,068
5,073	Halliburton Co.	192,216
352,351	Schlumberger Ltd.	18,163,694
	Total Oil & Gas Services	18,522,978
Pipelines - 0.0%
11,282	Kinder Morgan Inc.	215,712
2,518	ONEOK Inc.	168,505
1,289	Targa Resources Corp.	95,889
6,860	Williams Cos., Inc.	238,042
	Total Pipelines	718,148
	TOTAL ENERGY	230,270,221
FINANCIAL - 18.2%
Banks - 4.3%
734,826	Bank of America Corp.	27,813,164
4,177	Bank of New York Mellon Corp.	191,724
10,970	Citigroup Inc.	531,058
2,794	Citizens Financial Group Inc.	118,410
738	Comerica Inc.	52,944
3,861	Fifth Third Bancorp	140,386
1,012	First Republic Bank	129,141
76,552	Goldman Sachs Group Inc.	29,560,555
8,118	Huntington Bancshares Inc.	125,667
315,991	JPMorgan Chase & Co.	43,663,636

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 18.2% - (continued)
Banks - 4.3% - (continued)
5,244	KeyCorp	$98,640
1,012	M&T Bank Corp.	172,060
343,498	Morgan Stanley	31,969,359
1,173	Northern Trust Corp.	109,218
2,336	PNC Financial Services Group Inc.	393,055
5,319	Regions Financial Corp.	123,454
354	Signature Bank	49,383
2,066	State Street Corp.	164,598
332	SVB Financial Group*	76,951
7,537	Truist Financial Corp.	352,807
876,597	US Bancorp	39,788,738
345,753	Wells Fargo & Co.	16,578,856
856	Zions Bancorp N.A.	44,358
	Total Banks	192,248,162
Diversified Financial Services - 5.1%
3,446	American Express Co.	543,055
44,668	Ameriprise Financial Inc.	14,827,543
415,761	Ant International Co., Ltd., Class C Shares, Private Placement*(c)(d)@	590,381
857	BlackRock Inc., Class A Shares	613,612
2,220	Capital One Financial Corp.	229,193
602	Cboe Global Markets Inc.	76,358
219,377	Charles Schwab Corp.	18,107,378
156,376	CME Group Inc., Class A Shares	27,600,364
1,587	Discover Financial Services	171,967
1,588	Franklin Resources Inc.	42,574
3,172	Intercontinental Exchange Inc.	343,559
528,263	Invesco Ltd.	10,095,106
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(c)(d)@	16,920
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(c)(d)@	323,798
86,153	Mastercard Inc., Class A Shares	30,704,929
1,983	Nasdaq Inc.	135,756
1,098	Raymond James Financial Inc.	128,356
2,833	Synchrony Financial	106,464
1,294	T Rowe Price Group Inc.	161,634
599,003	Visa Inc., Class A Shares	129,983,651
	Total Diversified Financial Services	234,802,598
Equity Real Estate Investment Trusts (REITs) - 0.0%
839	Alexandria Real Estate Equities Inc.	130,557
2,649	American Tower Corp.	586,091
789	AvalonBay Communities Inc.	137,996
803	Boston Properties Inc.	57,880
602	Camden Property Trust	72,439
2,464	Crown Castle Inc.	348,483
1,602	Digital Realty Trust Inc.	180,161
514	Equinix Inc.	354,994
1,929	Equity Residential	125,115
368	Essex Property Trust Inc.	81,100
756	Extra Space Storage Inc.	121,482
399	Federal Realty Investment Trust	44,329
3,045	Healthpeak Properties Inc.	79,962
4,032	Host Hotels & Resorts Inc.	76,366
3,300	Invitation Homes Inc.	107,679
1,635	Iron Mountain Inc.	88,830
3,482	Kimco Realty Corp.	79,807

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 18.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.0% - (continued)
651	Mid-America Apartment Communities Inc.	$107,337
5,234	Prologis Inc.	616,513
899	Public Storage	267,866
3,514	Realty Income Corp.	221,628
870	Regency Centers Corp.	57,794
614	SBA Communications Corp., Class A Shares	183,770
1,855	Simon Property Group Inc.	221,561
1,689	UDR Inc.	70,043
2,254	Ventas Inc.	104,879
5,440	VICI Properties Inc.	186,048
898	Vornado Realty Trust	22,710
2,637	Welltower Inc.	187,306
4,219	Weyerhaeuser Co.	138,003
	Total Equity Real Estate Investment Trusts (REITs)	5,058,729
Insurance - 7.9%
3,348	Aflac Inc.	240,822
70,339	Allstate Corp.	9,418,392
4,475	American International Group Inc.	282,417
44,093	Aon PLC, Class A Shares	13,592,990
2,102	Arch Capital Group Ltd.*	125,931
1,177	Arthur J Gallagher & Co.	234,352
103,094	Assurant Inc.	13,218,713
457,301	Berkshire Hathaway Inc., Class B Shares*	145,696,099
1,324	Brown & Brown Inc.	78,897
92,108	Chubb Ltd.	20,225,996
846	Cincinnati Financial Corp.	93,872
22,525	Everest Re Group Ltd.	7,612,098
48,334	Fairfax Financial Holdings Ltd.	27,702,801
525	Globe Life Inc.	62,979
1,858	Hartford Financial Services Group Inc.	141,895
940	Lincoln National Corp.	36,604
1,107	Loews Corp.	64,372
2,835	Marsh & McLennan Cos., Inc.	490,965
309,881	MetLife Inc.	23,767,873
1,328	Principal Financial Group Inc.	119,095
161,593	Progressive Corp.	21,354,515
2,135	Prudential Financial Inc.	230,644
38,804	RenaissanceRe Holdings Ltd.	7,330,464
1,362	Travelers Cos., Inc.	258,521
262,784	Voya Financial Inc.	17,338,488
180,416	Willis Towers Watson PLC	44,411,203
1,183	WR Berkley Corp.	90,239
	Total Insurance	354,221,237
Private Equity - 0.9%
821,085	KKR & Co., Inc.	42,630,733
Real Estate - 0.0%
1,846	CBRE Group Inc., Class A Shares*	146,942
	TOTAL FINANCIAL	829,108,401
INDUSTRIAL - 8.8%
Aerospace/Defense - 2.8%
48,945	Airbus SE	5,563,396
106,967	Boeing Co.*	19,134,257
43,249	General Dynamics Corp.	10,915,615

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 8.8% - (continued)
Aerospace/Defense - 2.8% - (continued)
2,143	Howmet Aerospace Inc.	$80,727
77,227	L3Harris Technologies Inc.	17,536,707
23,421	Lockheed Martin Corp.	11,363,635
58,999	Northrop Grumman Corp.	31,463,577
263,649	Raytheon Technologies Corp.	26,027,429
293	TransDigm Group Inc.	184,151
	Total Aerospace/Defense	122,269,494
Building Materials - 0.2%
235,645	Carrier Global Corp.	10,443,786
766	Fortune Brands Home & Security Inc.	50,050
3,967	Johnson Controls International PLC	263,567
352	Martin Marietta Materials Inc.	129,001
1,355	Masco Corp.	68,807
291	Mohawk Industries Inc.*	29,487
749	Vulcan Materials Co.	137,314
	Total Building Materials	11,122,012
Electrical Components & Equipment - 0.0%
1,306	AMETEK Inc.	186,001
3,354	Emerson Electric Co.	321,213
356	Generac Holdings Inc.*	37,565
	Total Electrical Components & Equipment	544,779
Electronics - 0.4%
1,696	Agilent Technologies Inc.	262,846
506	Allegion PLC	57,507
3,382	Amphenol Corp., Class A Shares	272,014
2,025	Fortive Corp.	136,789
858	Garmin Ltd.	79,785
51,645	Honeywell International Inc.	11,338,660
1,033	Keysight Technologies Inc.*	186,859
128	Mettler-Toledo International Inc.*	188,104
4,919	Sartorius AG	1,824,835
1,820	TE Connectivity Ltd.	229,538
1,417	Trimble Inc.*	84,666
	Total Electronics	14,661,603
Engineering & Construction - 0.0%
730	Jacobs Solutions Inc.	92,374
Environmental Control - 0.0%
934	Pentair PLC	42,749
1,179	Republic Services Inc., Class A Shares	164,223
2,158	Waste Management Inc.	361,940
	Total Environmental Control	568,912
Hand/Machine Tools - 0.0%
302	Snap-on Inc.	72,661
853	Stanley Black & Decker Inc.	69,707
	Total Hand/Machine Tools	142,368
Machinery-Construction & Mining - 0.7%
644,105	Bloom Energy Corp., Class A Shares*	13,712,995
68,995	Caterpillar Inc.	16,311,108
	Total Machinery-Construction & Mining	30,024,103
Machinery-Diversified - 0.3%
1,577	Deere & Co.	695,457
813	Dover Corp.	115,405
429	IDEX Corp.	101,883
277,081	Ingersoll Rand Inc.	14,954,062

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 8.8% - (continued)
Machinery-Diversified - 0.3% - (continued)
306	Nordson Corp.	$72,366
2,399	Otis Worldwide Corp.	187,338
656	Rockwell Automation Inc.	173,328
1,055	Westinghouse Air Brake Technologies Corp.	106,650
1,018	Xylem Inc.	114,372
	Total Machinery-Diversified	16,520,861
Miscellaneous Manufacturers - 3.2%
3,225	3M Co.	406,253
168,946	AO Smith Corp.	10,261,780
196,340	Carlisle Cos., Inc.	51,659,017
152,608	Eaton Corp. PLC	24,943,778
6,207	General Electric Co.	533,616
1,601	Illinois Tool Works Inc.	364,179
725	Parker-Hannifin Corp.	216,732
25,376	Teledyne Technologies Inc.*	10,660,458
147,084	Textron Inc.	10,498,856
224,922	Trane Technologies PLC	40,130,583
	Total Miscellaneous Manufacturers	149,675,252
Packaging & Containers - 0.0%
8,547	Amcor PLC	105,555
1,829	Ball Corp.	102,570
536	Packaging Corp. of America	72,837
837	Sealed Air Corp.	44,554
1,486	WestRock Co.	56,349
	Total Packaging & Containers	381,865
Shipbuilding - 0.3%
46,699	Huntington Ingalls Industries Inc.	10,832,300
Transportation - 0.9%
734	CH Robinson Worldwide Inc.	73,562
12,282	CSX Corp.	401,499
956	Expeditors International of Washington Inc.	110,953
132,884	FedEx Corp.	24,214,123
474	JB Hunt Transport Services Inc.	87,164
1,354	Norfolk Southern Corp.	347,301
12,487	Old Dominion Freight Line Inc.	3,778,691
3,548	Union Pacific Corp.	771,442
60,911	United Parcel Service Inc., Class B Shares	11,556,644
	Total Transportation	41,341,379
	TOTAL INDUSTRIAL	398,177,302
TECHNOLOGY - 15.7%
Computers - 3.1%
3,578	Accenture PLC, Class A Shares	1,076,728
513,211	Apple Inc.	75,970,624
102,255	Check Point Software Technologies Ltd.*	13,582,532
2,966	Cognizant Technology Solutions Corp., Class A Shares	184,515
116,110	Crowdstrike Holdings Inc., Class A Shares*	13,660,341
1,380	DXC Technology Co.*	40,945
320	EPAM Systems Inc.*	117,946
183,775	Fortinet Inc.*	9,769,479
1,121,187	Hewlett Packard Enterprise Co.	18,813,518
5,179	HP Inc.	155,577
5,140	International Business Machines Corp.	765,346
98,988	Leidos Holdings Inc.	10,822,358

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 15.7% - (continued)
Computers - 3.1% - (continued)
1,255	NetApp Inc.	$84,851
1,137	Seagate Technology Holdings PLC	60,227
1,767	Western Digital Corp.*	64,937
	Total Computers	145,169,924
Office/Business Equipment - 0.0%
300	Zebra Technologies Corp., Class A Shares*	81,084
Semiconductors - 3.3%
145,197	Advanced Micro Devices Inc.*	11,271,643
2,966	Analog Devices Inc.	509,885
68,910	Applied Materials Inc.	7,552,536
28,650	ASML Holding NV, Class NY Registered Shares, ADR	17,422,638
2,306	Broadcom Inc.	1,270,675
23,365	Intel Corp.	702,586
807	KLA Corp.	317,272
8,688	Lam Research Corp.	4,104,037
3,139	Microchip Technology Inc.	248,577
225,817	Micron Technology Inc.	13,018,350
245	Monolithic Power Systems Inc.	93,580
334,969	NVIDIA Corp.	56,686,804
1,483	NXP Semiconductors NV	260,771
2,454	ON Semiconductor Corp.*	184,541
104,101	Qorvo Inc.*	10,332,024
165,499	QUALCOMM Inc.	20,933,968
926	Skyworks Solutions Inc.	88,544
920	Teradyne Inc.	85,974
5,215	Texas Instruments Inc.	941,099
	Total Semiconductors	146,025,504
Software - 9.3%
4,051	Activision Blizzard Inc.	299,571
95,788	Adobe Inc.*	33,040,155
917	Akamai Technologies Inc.*	86,987
493	ANSYS Inc.*	125,370
35,790	Atlassian Corp., Class A Shares*	4,708,174
1,229	Autodesk Inc.*	248,197
29,870	Black Knight Inc.*	1,851,641
659	Broadridge Financial Solutions Inc.	98,263
1,565	Cadence Design Systems Inc.*	269,243
575	Canva Inc.*(c)(d)@	317,285
1,271	Celonis SE*(c)(d)@	470,003
40,003	Ceridian HCM Holding Inc.*	2,737,805
1,503	Electronic Arts Inc.	196,562
3,985	Epic Games Inc., Private Placement*(c)(d)@	2,741,003
149,359	Fidelity National Information Services Inc.	10,840,476
642,816	Fiserv Inc.*	67,084,278
5,208	HashiCorp Inc., Class A Shares*(a)	142,178
153,552	Intuit Inc.	62,586,260
411	Jack Henry & Associates Inc.	77,823
835	Magic Leap Inc., Series D, Private Placement*(c)(d)@	16,034
369,521	Microsoft Corp.	94,279,588
6,292	MongoDB Inc., Class A Shares*	960,725
74,418	MSCI Inc., Class A Shares	37,791,693
8,644	Oracle Corp.	717,711
1,813	Paychex Inc.	224,866
272	Paycom Software Inc.*	92,235

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 15.7% - (continued)
Software - 9.3% - (continued)
594	PTC Inc.*	$75,563
19,423	Roper Technologies Inc.	8,524,560
218,090	Salesforce Inc.*	34,948,922
97,460	SentinelOne Inc., Class A Shares*	1,413,170
130,496	ServiceNow Inc.*	54,325,485
20,012	Stripe Inc., Class B Shares, Private Placement*(c)(d)@	461,076
866	Synopsys Inc.*	294,042
893	Take-Two Interactive Software Inc.*	94,381
231	Tyler Technologies Inc.*	79,173
	Total Software	422,220,498
	TOTAL TECHNOLOGY	713,497,010
UTILITIES - 1.8%
Electric - 1.8%
394,450	AES Corp.	11,407,494
1,414	Alliant Energy Corp.	79,608
1,454	Ameren Corp.	129,871
2,901	American Electric Power Co., Inc.	280,817
3,551	CenterPoint Energy Inc.	110,472
1,637	CMS Energy Corp.	99,972
1,997	Consolidated Edison Inc.	195,786
368,007	Constellation Energy Corp.	35,372,833
4,737	Dominion Energy Inc.	289,478
1,094	DTE Energy Co.	126,915
4,382	Duke Energy Corp.	437,893
2,145	Edison International	142,986
1,135	Entergy Corp.	131,966
1,295	Evergy Inc.	76,677
1,941	Eversource Energy	160,831
402,890	Exelon Corp.	16,667,559
3,219	FirstEnergy Corp.	132,752
11,181	NextEra Energy Inc.	947,031
1,382	NRG Energy Inc.	58,666
9,160	PG&E Corp.*	143,812
637	Pinnacle West Capital Corp.	49,890
403,769	PPL Corp.	11,919,261
2,820	Public Service Enterprise Group Inc.	170,751
1,775	Sempra Energy	294,987
6,049	Southern Co.	409,154
1,781	WEC Energy Group Inc.	176,568
3,077	Xcel Energy Inc.	216,067
	Total Electric	80,230,097
Gas - 0.0%
785	Atmos Energy Corp.	94,357
2,292	NiSource Inc.	64,038
	Total Gas	158,395
Water - 0.0%
1,025	American Water Works Co., Inc.	155,554
	TOTAL UTILITIES	80,544,046
	TOTAL COMMON STOCKS (Cost - $3,600,431,772)	4,457,727,378

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - 0.3%
CONSUMER CYCLICAL - 0.2%
Auto Manufacturers - 0.2%
63,080	Dr Ing hc F Porsche AG*	$7,143,805
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(c)(d)@	663,672
9,549	Waymo LLC, Series A2, Private Placement*(c)(d)@	875,853
	Total Auto Manufacturers	8,683,330
	TOTAL CONSUMER CYCLICAL	8,683,330
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(c)(d)@	49,450
13,638	Maplebear Inc. d/b/a Instacart, Series G*(c)(d)@	661,170
2,066	Maplebear Inc. d/b/a Instacart, Series I*(c)(d)@	100,160
	Total Diversified Financial Services	810,780
	TOTAL FINANCIAL	810,780
INDUSTRIAL - 0.1%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(c)(d)@	1,403,600
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(c)(d)@	1,156,085
	Total Electrical Components & Equipment	2,559,685
Environmental Control - 0.1%
23,420	Redwood Materials Inc., Series C, Private Placement*(c)(d)@	1,826,760
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*(c)(d)@	1,504,439
26,242	Nuro Inc., Series D*(c)(d)@	364,239
	Total Machinery	1,868,678
	TOTAL INDUSTRIAL	6,255,123
TECHNOLOGY - 0.0%
Software - 0.0%
27	Canva Inc., Series A, Private Placement*(c)(d)@	14,899
10	Canva Inc., Series A-3, Private Placement*(c)(d)@	5,518
1	Canva Inc., Series A-4, Private Placement*(c)(d)@	552
3,788	Celonis SE, Series D*(c)(d)@	1,400,765
6,765	Formagrid Inc.*(c)(d)@	711,746
20,620	Rappi Inc., Series E, Private Placement*(c)(d)@	1,062,549
	Total Software	3,196,029
	TOTAL TECHNOLOGY	3,196,029
	TOTAL PREFERRED STOCKS (Cost - $16,762,594)	18,945,262
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,617,194,366)	4,476,672,640

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.7%
TIME DEPOSITS - 1.7%
		ANZ National Bank - London:
$4	GBP	1.910% due 12/1/22	$5
18,988,405		3.180% due 12/1/22	18,988,405
999	EUR	Citibank - London, 0.730% due 12/1/22	1,040
32,156,694		Citibank - New York, 3.180% due 12/1/22	32,156,694
214		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	214
2,368,704		Royal Bank of Canada - Toronto, 3.180% due 12/1/22	2,368,704
15,371,072		Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	15,371,072
7,409,745		Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	7,409,745
		TOTAL TIME DEPOSITS (Cost - $76,295,879)	76,295,879

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
7,790,672		Federated Government Obligations Fund, Premier Class, 3.618%(e)
		(Cost - $7,790,672)	$7,790,672
		TOTAL INVESTMENTS - 100.1% (Cost - $3,701,280,917)	4,560,759,191
		Liabilities in Excess of Other Assets - (0.1)%	(4,416,159)
		TOTAL NET ASSETS - 100.0%	$4,556,343,032

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $926,391 and represents 0.02% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $81,325,491 and represents 1.78% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$590,381	0.01%
Canva Inc.	12/17/2021	589,640	317,285	0.01%
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	5,518	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	552	0.00%*
Canva Inc., Series A, Private Placement	12/17/2021	46,012	14,899	0.00%*
Celonis SE	6/17/2021	470,003	470,003	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,400,765	0.03%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	2,741,003	0.06%
Formagrid Inc.	12/8/2021	1,266,980	711,746	0.02%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,403,600	0.03%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,156,085	0.03%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,034	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	16,920	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	323,798	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	49,450	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	661,170	0.01%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	100,160	0.00%
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	1,504,439	0.03%
Nuro Inc., Series D	10/29/2021	547,033	364,239	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	492,486	1,062,549	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,826,760	0.04%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	663,672	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	461,076	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$16,737,957	0.36%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	26.0%
Financial	18.2
Technology	15.7
Communications	11.2
Consumer Cyclical	9.9
Industrial	8.9
Energy	5.0
Utilities	1.8
Basic Materials	1.4
Short-Term Investments	1.7
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.

At November 30, 2022, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	10	12/22	$2,030,522	$2,040,625	$10,103
S&P 500 E-mini Index December Futures	43	12/22	837,271	877,469	40,198
					$50,301

At November 30, 2022, Destinations Large Cap Equity Fund had deposited cash of $181,608 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 91.6%
BASIC MATERIALS - 4.5%
Chemicals - 3.5%
18,800	Air Products & Chemicals Inc.	$5,831,008
110,748	Axalta Coating Systems Ltd.*	2,972,476
32,251	Cabot Corp.	2,374,319
69,200	Eastman Chemical Co.	5,994,104
46,929	Ingevity Corp.*	3,673,133
19,764	Innospec Inc.	2,191,630
52,400	PPG Industries Inc.	7,085,528
27,400	Sherwin-Williams Co.	6,827,532
113,382	Valvoline Inc.	3,739,338
	Total Chemicals	40,689,068
Iron/Steel - 0.3%
136,038	ATI Inc.*	4,150,519
Mining - 0.7%
12,583	Cameco Corp.	306,774
186,966	Energy Fuels Inc.*(a)	1,297,544
161,486	Livent Corp.*	4,519,993
4,322	MP Materials Corp.*	143,706
463,079	Uranium Energy Corp.*	1,796,747
	Total Mining	8,064,764
	TOTAL BASIC MATERIALS	52,904,351
COMMUNICATIONS - 4.7%
Internet - 0.4%
98,572	Liquidity Services Inc.*	1,645,167
120,822	Perion Network Ltd.*	3,314,147
	Total Internet	4,959,314
Media - 0.1%
42,690	TEGNA Inc.	842,701
2,877	World Wrestling Entertainment Inc., Class A Shares	229,815
	Total Media	1,072,516
Telecommunications - 4.2%
151,127	A10 Networks Inc.	2,827,586
59,429	Aviat Networks Inc.*	1,869,636
91,568	Calix Inc.*	6,528,798
54,983	Clearfield Inc.*	7,236,863
260,368	Extreme Networks Inc.*	5,459,917
743,324	Harmonic Inc.*	11,402,590
5,292	Iridium Communications Inc.*	281,005
39,100	Motorola Solutions Inc.	10,643,020
341,761	Viavi Solutions Inc.*	3,872,152
	Total Telecommunications	50,121,567
	TOTAL COMMUNICATIONS	56,153,397
CONSUMER CYCLICAL - 8.1%
Apparel - 0.8%
17,063	Carter's Inc.	1,246,282
945	Crocs Inc.*	95,445
16,955	Oxford Industries Inc.	1,913,541
85,923	Steven Madden Ltd.	2,967,780
89,012	Urban Outfitters Inc.*	2,576,007
	Total Apparel	8,799,055

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.1% - (continued)
Auto Manufacturers - 0.2%
113,106	Wabash National Corp.	$2,835,567
Auto Parts & Equipment - 2.0%
28,175	Dorman Products Inc.*	2,525,607
280,900	Gentex Corp.	8,118,010
28,701	Gentherm Inc.*	2,054,705
175,943	Goodyear Tire & Rubber Co.*	1,974,080
94,319	Shyft Group Inc.	2,313,645
159,452	Titan International Inc.*	2,284,947
3,601	Visteon Corp.*	528,627
47,963	XPEL Inc.*	3,287,864
	Total Auto Parts & Equipment	23,087,485
Distribution/Wholesale - 0.1%
8,566	Core & Main Inc., Class A Shares*	178,173
30,743	H&E Equipment Services Inc.	1,289,054
	Total Distribution/Wholesale	1,467,227
Entertainment - 0.2%
175,845	Everi Holdings Inc.*	2,940,128
Food Service - 0.3%
241,487	Sovos Brands Inc.*	3,474,998
Home Builders - 0.7%
169,800	Toll Brothers Inc.	8,135,118
Leisure Time - 0.8%
151,953	Topgolf Callaway Brands Corp.*	3,183,415
218,961	Xponential Fitness Inc., Class A Shares*	4,847,797
34,267	YETI Holdings Inc.*	1,538,246
	Total Leisure Time	9,569,458
Lodging - 0.3%
124,714	Full House Resorts Inc.*	954,062
399,221	Playa Hotels & Resorts NV*	2,455,209
	Total Lodging	3,409,271
Retail - 2.7%
175,716	American Eagle Outfitters Inc.	2,779,827
181,611	Aspen Aerogels Inc.*	2,190,229
38,000	Best Buy Co., Inc.	3,241,400
79,322	Caleres Inc.	1,916,419
43,806	Dave & Buster's Entertainment Inc.*	1,737,346
66,463	Designer Brands Inc., Class A Shares	1,016,884
53,041	Kura Sushi USA Inc., Class A Shares*	3,484,794
19,123	Murphy USA Inc.	5,656,775
79,763	Portillo's Inc., Class A Shares*(a)	1,610,415
46,400	Target Corp.	7,752,048
2,813	Texas Roadhouse Inc., Class A Shares	279,387
2,884	Wingstop Inc.	477,331
	Total Retail	32,142,855
	TOTAL CONSUMER CYCLICAL	95,861,162
CONSUMER NON-CYCLICAL - 24.3%
Agriculture - 0.2%
197,873	Vital Farms Inc.*	2,823,648
Beverages - 1.4%
23,335	Celsius Holdings Inc.*	2,598,119
214,423	Duckhorn Portfolio Inc.*	3,443,633

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.3% - (continued)
Beverages - 1.4% - (continued)
73,469	MGP Ingredients Inc.	$9,188,033
108,291	Vita Coco Co., Inc.*(a)	1,282,165
	Total Beverages	16,511,950
Biotechnology - 5.1%
106,580	Acumen Pharmaceuticals Inc.*(a)	605,374
15,590	Apellis Pharmaceuticals Inc.*	778,409
91,916	Astria Therapeutics Inc.*	923,756
2,595	Axsome Therapeutics Inc.*	187,593
69,060	BELLUS Health Inc.*	681,622
81,410	Biohaven Ltd.*	1,287,906
73,252	Biomea Fusion Inc.*(a)	526,682
95,550	C4 Therapeutics Inc.*	818,863
136,618	Chinook Therapeutics Inc.*	3,094,398
59,014	CinCor Pharma Inc.*(a)	696,365
275,758	Crinetics Pharmaceuticals Inc.*	4,927,795
51,772	Cytokinetics Inc.*	2,200,310
91,019	Day One Biopharmaceuticals Inc.*	1,932,333
122,758	DICE Therapeutics Inc.*(a)	4,273,206
197,985	Dynavax Technologies Corp.*	2,456,994
9,981	Halozyme Therapeutics Inc.*	571,512
72,768	IVERIC bio Inc.*	1,718,780
664	Karuna Therapeutics Inc.*	156,246
142,038	Nuvalent Inc., Class A Shares*(a)	4,670,209
104,932	Relay Therapeutics Inc.*	1,949,637
40,801	REVOLUTION Medicines Inc.*	962,496
37,057	SpringWorks Therapeutics Inc.*	896,038
108,742	TransMedics Group Inc.*	6,727,868
76,066	VectivBio Holding AG*(b)	637,433
118,641	Ventyx Biosciences Inc.*(a)	3,439,403
56,559	Veracyte Inc.*	1,568,947
48,776	Viridian Therapeutics Inc.*(a)	1,232,570
218,427	Xenon Pharmaceuticals Inc.*	8,055,588
	Total Biotechnology	57,978,333
Commercial Services - 4.8%
118,515	AirSculpt Technologies Inc.(a)	424,284
3,620	AMN Healthcare Services Inc.*	447,794
174,584	Cross Country Healthcare Inc.*	6,246,616
9,288	Driven Brands Holdings Inc.*	282,448
69,956	European Wax Center Inc., Class A Shares(a)	1,014,362
1,398	FTI Consulting Inc.*	241,602
130,300	Global Payments Inc.	13,522,534
30,600	Herc Holdings Inc.	3,922,002
142,701	Huron Consulting Group Inc.*	11,110,700
67,008	I3 Verticals Inc., Class A Shares*	1,761,640
12,508	ICF International Inc.	1,355,492
80,472	Kelly Services Inc., Class A Shares	1,367,219
61,628	Korn Ferry	3,514,645
1,328	Paylocity Holding Corp.*	289,278
694,957	Payoneer Global Inc.*	3,752,768
262,160	Performant Financial Corp.*	626,562
32,700	Quanta Services Inc.	4,901,076
2,482	Ritchie Bros Auctioneers Inc.	136,138
76,453	Stride Inc.*	2,707,201

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.3% - (continued)
Commercial Services - 4.8% - (continued)
176,431	Udemy Inc.*	$2,503,556
13,172	WillScot Mobile Mini Holdings Corp.*	635,022
	Total Commercial Services	60,762,939
Cosmetics/Personal Care - 0.6%
54,824	Beauty Health Co.*(a)	589,358
125,326	elf Beauty Inc.*	6,887,917
	Total Cosmetics/Personal Care	7,477,275
Food - 3.2%
60,051	Chefs' Warehouse Inc.*	2,332,981
114,108	Hain Celestial Group Inc.*	2,138,384
143,159	Hostess Brands Inc., Class A Shares*	3,779,398
44,809	Ingredion Inc.	4,389,938
9,843	Lancaster Colony Corp.	2,038,879
70,578	Performance Food Group Co.*	4,303,846
135,621	Real Good Food Co., Inc., Class A Shares*(a)	969,690
473,514	SunOpta Inc.*	4,427,356
36,300	Sysco Corp.	3,140,313
108,851	TreeHouse Foods Inc.*	5,380,505
146,988	Utz Brands Inc.	2,801,591
	Total Food	35,702,881
Healthcare-Products - 6.8%
250,004	Alphatec Holdings Inc.*	2,565,041
4,967	Axonics Inc.*	340,140
208,700	Azenta Inc.	12,565,827
27,300	Cooper Cos., Inc.	8,636,355
48,065	Cutera Inc.*	2,286,933
149,073	EDAP TMS SA, ADR*	1,687,506
100,915	Envista Holdings Corp.*	3,443,220
28,338	Establishment Labs Holdings Inc.*	1,806,831
2,268	Inari Medical Inc.*	166,879
14,554	Inspire Medical Systems Inc.*	3,515,810
87,538	Integra LifeSciences Holdings Corp.*	4,809,338
33,085	Lantheus Holdings Inc.*	2,053,917
55,981	NuVasive Inc.*	2,174,302
35,000	PerkinElmer Inc.	4,890,550
91,787	PROCEPT BioRobotics Corp.*(a)	3,937,662
976	Shockwave Medical Inc.*	247,514
39,100	Teleflex Inc.	9,154,092
145,623	Treace Medical Concepts Inc.*	3,371,172
105,300	Zimmer Biomet Holdings Inc.	12,646,530
	Total Healthcare-Products	80,299,619
Healthcare-Services - 0.8%
34,061	Amedisys Inc.*	3,102,616
99,018	Encompass Health Corp.	5,790,573
	Total Healthcare-Services	8,893,189
Pharmaceuticals - 1.4%
5,166	BellRing Brands Inc.*	128,685
108,860	KalVista Pharmaceuticals Inc.*	586,755
133,134	Merus NV*	2,043,607
22,656	Morphic Holding Inc.*	623,493
2,274	Option Care Health Inc.*	68,470
128,884	Prestige Consumer Healthcare Inc.*	7,921,211

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.3% - (continued)
Pharmaceuticals - 1.4% - (continued)
95,815	Vaxcyte Inc.*	$4,413,239
	Total Pharmaceuticals	15,785,460
	TOTAL CONSUMER NON-CYCLICAL	286,235,294
ENERGY - 4.7%
Energy-Alternate Sources - 0.3%
6,139	Array Technologies Inc.*	128,551
58,409	Green Plains Inc.*	2,018,615
68,282	Maxeon Solar Technologies Ltd.*(a)	1,571,852
12,843	Shoals Technologies Group Inc., Class A Shares*	372,062
	Total Energy-Alternate Sources	4,091,080
Oil & Gas - 2.8%
63,800	Chesapeake Energy Corp.	6,603,300
2,473	Civitas Resources Inc.	166,581
1,727	Denbury Inc.*	155,015
54,810	Helmerich & Payne Inc.	2,799,695
59,200	Hess Corp.	8,519,472
76,299	Matador Resources Co.	5,063,202
5,217	Patterson-UTI Energy Inc.	93,645
76,036	PDC Energy Inc.	5,650,995
55,757	Ranger Oil Corp., Class A Shares	2,429,332
128,348	Vertex Energy Inc.*(a)	1,064,005
	Total Oil & Gas	32,545,242
Oil & Gas Services - 1.2%
256,100	Baker Hughes Co., Class A Shares	7,432,022
139,737	ChampionX Corp.	4,309,489
7,670	ProFrac Holding Corp., Class A Shares*(a)	180,859
195,608	Select Energy Services Inc., Class A Shares	1,602,029
16,119	TechnipFMC PLC*	199,876
	Total Oil & Gas Services	13,724,275
Pipelines - 0.4%
5,574	Excelerate Energy Inc., Class A Shares	158,079
184,970	Golar LNG Ltd.*	4,637,198
	Total Pipelines	4,795,277
	TOTAL ENERGY	55,155,874
FINANCIAL - 18.3%
Banks - 6.1%
164,160	BankUnited Inc.	6,027,955
16,438	City Holding Co.	1,675,361
180,800	First Interstate BancSystem Inc., Class A Shares	7,886,496
3,403	Hancock Whitney Corp.	186,621
32,387	Heritage Financial Corp.	1,065,532
57,606	Independent Bank Corp.	5,214,495
248,698	Old National Bancorp	4,752,619
110,152	PacWest Bancorp	2,877,170
65,954	Pinnacle Financial Partners Inc.	5,532,881
38,800	PNC Financial Services Group Inc.	6,528,488
41,300	Signature Bank	5,761,350
321,186	Umpqua Holdings Corp.	6,510,440
111,431	Univest Financial Corp.	3,143,469
86,400	Western Alliance Bancorp	5,921,856
76,058	Wintrust Financial Corp.	6,953,983
	Total Banks	70,038,716

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 18.3% - (continued)
Diversified Financial Services - 0.9%
73,000	Capital One Financial Corp.	$7,536,520
73,506	Flywire Corp.*	1,594,345
125,298	International Money Express Inc.*	2,721,473
	Total Diversified Financial Services	11,852,338
Equity Real Estate Investment Trusts (REITs) - 7.0%
432,800	American Homes 4 Rent, Class A Shares	14,312,696
484,019	Chimera Investment Corp.	3,315,530
127,974	Corporate Office Properties Trust	3,553,838
61,500	Extra Space Storage Inc.	9,882,435
571,900	Healthcare Realty Trust Inc., Class A Shares	11,741,107
196,000	National Retail Properties Inc.	9,086,560
91,972	National Storage Affiliates Trust	3,661,405
195,400	Rexford Industrial Realty Inc.	10,803,666
2,276	Ryman Hospitality Properties Inc.	208,322
38,700	SBA Communications Corp., Class A Shares	11,582,910
148,777	STAG Industrial Inc.	4,896,251
	Total Equity Real Estate Investment Trusts (REITs)	83,044,720
Insurance - 3.9%
63,800	Allstate Corp.	8,542,820
85,788	BRP Group Inc., Class A Shares*	2,577,072
137,400	Hartford Financial Services Group Inc.	10,493,238
48,010	James River Group Holdings Ltd.	1,153,200
2,426	Kinsale Capital Group Inc.	747,718
191,890	MGIC Investment Corp.	2,634,650
84,362	NMI Holdings Inc., Class A Shares*	1,816,314
34,473	Palomar Holdings Inc.*	2,162,836
28,870	Primerica Inc.	4,302,496
1,181	RenaissanceRe Holdings Ltd.	223,103
43,200	Willis Towers Watson PLC	10,634,112
	Total Insurance	45,287,559
Real Estate - 0.4%
26,495	McGrath RentCorp	2,599,689
308,242	Newmark Group Inc., Class A Shares	2,613,892
	Total Real Estate	5,213,581
	TOTAL FINANCIAL	215,436,914
INDUSTRIAL - 15.3%
Aerospace/Defense - 1.9%
23,100	General Dynamics Corp.	5,830,209
46,153	Hexcel Corp.	2,766,872
186,400	Howmet Aerospace Inc.	7,021,688
30,600	L3Harris Technologies Inc.	6,948,648
	Total Aerospace/Defense	22,567,417
Building Materials - 1.4%
924	AAON Inc.	73,236
113,285	AZEK Co., Inc., Class A Shares*	2,190,932
26,900	Martin Marietta Materials Inc.	9,858,312
40,273	Masonite International Corp.*	3,031,349
40,790	Modine Manufacturing Co.*	863,524
3,797	SPX Technologies Inc.*	254,019
	Total Building Materials	16,271,372
Electrical Components & Equipment - 0.3%
49,433	Belden Inc.	3,976,391

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 15.3% - (continued)
Electronics - 1.1%
2,345	Badger Meter Inc.	$271,598
23,644	CTS Corp.	1,004,870
87,500	Fortive Corp.	5,910,625
98,444	National Instruments Corp.	4,038,173
18,213	Plexus Corp.*	2,007,437
	Total Electronics	13,232,703
Engineering & Construction - 1.6%
48,847	Arcosa Inc.	2,984,552
2,749	Comfort Systems USA Inc.	348,463
36,332	Dycom Industries Inc.*	3,311,299
29,316	EMCOR Group Inc.	4,541,048
14	Exponent Inc.	1,448
8,415	Fluor Corp.*	282,828
20,265	MYR Group Inc.*	1,935,916
29,814	NV5 Global Inc.*	4,308,421
12,416	Sterling Infrastructure Inc.*	406,624
	Total Engineering & Construction	18,120,599
Environmental Control - 1.5%
47,799	Clean Harbors Inc.*	5,735,880
104,779	Energy Recovery Inc.*	2,428,777
6,819	Evoqua Water Technologies Corp.*	296,558
129,220	Harsco Corp.*	966,566
63,677	Montrose Environmental Group Inc.*	2,939,330
37,200	Republic Services Inc., Class A Shares	5,181,588
2,073	Tetra Tech Inc.	320,465
	Total Environmental Control	17,869,164
Hand/Machine Tools - 0.6%
82,627	Enerpac Tool Group Corp., Class A Shares	2,068,980
39,384	Regal Rexnord Corp.	5,163,636
	Total Hand/Machine Tools	7,232,616
Machinery-Construction & Mining - 0.4%
67,725	BWX Technologies Inc.	4,123,775
Machinery-Diversified - 1.4%
85,675	Altra Industrial Motion Corp.	5,022,269
2,473	Applied Industrial Technologies Inc.	327,648
78,519	Cactus Inc., Class A Shares	4,270,648
3,143	Chart Industries Inc.*	449,418
90,411	CIRCOR International Inc.*	2,490,823
189,946	Gates Industrial Corp. PLC*	2,207,173
10,088	Lindsay Corp.	1,780,431
	Total Machinery-Diversified	16,548,410
Metal Fabricate/Hardware - 1.2%
32,544	Standex International Corp.	3,418,747
15,462	Valmont Industries Inc.	5,236,361
116,919	Xometry Inc., Class A Shares*(a)	4,937,489
	Total Metal Fabricate/Hardware	13,592,597
Miscellaneous Manufacturers - 2.4%
2,118	Axon Enterprise Inc.*	389,776
18,400	Carlisle Cos., Inc.	4,841,224
37,792	EnPro Industries Inc.	4,489,690
2,604	Fabrinet*	347,400
79,331	Federal Signal Corp.	3,854,693

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 15.3% - (continued)
Miscellaneous Manufacturers - 2.4% - (continued)
32,024	Hillenbrand Inc.	$1,601,200
53,869	ITT Inc.	4,553,008
15,400	Parker-Hannifin Corp.	4,603,676
25,700	Trane Technologies PLC	4,585,394
	Total Miscellaneous Manufacturers	29,266,061
Packaging & Containers - 0.7%
111,268	Karat Packaging Inc.	1,537,724
260,945	O-I Glass Inc.*	4,282,107
37,476	Silgan Holdings Inc.	1,982,480
	Total Packaging & Containers	7,802,311
Transportation - 0.8%
182,900	CSX Corp.	5,979,001
31,011	Forward Air Corp.	3,484,706
1,795	Kirby Corp.*	125,273
704	Saia Inc.*	171,487
	Total Transportation	9,760,467
	TOTAL INDUSTRIAL	180,363,883
TECHNOLOGY - 5.0%
Computers - 1.1%
16,239	CACI International Inc., Class A Shares*	5,071,440
2,500	CyberArk Software Ltd.*	372,675
26,566	ExlService Holdings Inc.*	4,973,155
89,649	Grid Dynamics Holdings Inc.*	1,142,128
3,404	KBR Inc.	175,885
50,777	Lumentum Holdings Inc.*	2,789,688
2,926	Parsons Corp.*	144,837
	Total Computers	14,669,808
Semiconductors - 1.9%
89,842	Aehr Test Systems*(a)	2,342,181
5,199	Allegro MicroSystems Inc.*	161,897
1,465	Ambarella Inc.*	108,703
81,925	Axcelis Technologies Inc.*	6,542,530
68,828	Impinj Inc.*	8,779,011
35,861	MACOM Technology Solutions Holdings Inc.*	2,463,292
85,968	Photronics Inc.*	1,616,198
2,823	Rambus Inc.*	108,347
	Total Semiconductors	22,122,159
Software - 2.0%
77,742	Agilysys Inc.*	5,162,069
56,361	Alkami Technology Inc.*	708,458
10,223	Clear Secure Inc., Class A Shares	317,731
122,074	Digi International Inc.*	5,184,483
11,796	EngageSmart Inc.*	200,178
21,430	Model N Inc.*	833,198
58,425	Phreesia Inc.*	1,625,384
19,100	Roper Technologies Inc.	8,382,799
	Total Software	22,414,300
	TOTAL TECHNOLOGY	59,206,267
UTILITIES - 6.7%
Electric - 6.5%
158,364	Altus Power Inc., Class A Shares*(a)	1,132,303
118,000	Ameren Corp.	10,539,760

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
UTILITIES - 6.7% - (continued)
Electric - 6.5% - (continued)
2,927	Ameresco Inc., Class A Shares*	$191,777
46,766	Black Hills Corp.	3,349,848
331,600	CenterPoint Energy Inc.	10,316,076
165,500	CMS Energy Corp.	10,107,085
87,700	Entergy Corp.	10,196,879
37,639	IDACORP Inc.	4,160,239
129,209	Portland General Electric Co.	6,360,959
350,300	PPL Corp.	10,340,856
147,300	Xcel Energy Inc.	10,343,406
	Total Electric	77,039,188
Gas - 0.2%
34,007	Spire Inc.	2,519,919
	TOTAL UTILITIES	79,559,107
	TOTAL COMMON STOCKS
	(Cost - $933,099,496)	1,080,876,249
EXCHANGE TRADED FUNDS (ETFs) - 5.2%
256,810	iShares Russell 2000(a)	48,118,490
70,021	iShares Russell 2000 Value	10,463,938
44,294	iShares Russell Mid-Capital	3,173,665
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $55,489,925)	61,756,093
WARRANT - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
32,416	EQRx Inc., due 12/20/26, Strike Price $11.50*(b)
	(Cost - $61,355)	19,125
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $988,650,776)	1,142,651,467

Face Amount

SHORT-TERM INVESTMENTS - 3.6%
TIME DEPOSITS - 3.6%
$11,354,489	ANZ National Bank - London, 3.180% due 12/1/22	11,354,489
6,968	Banco Bilbao Vizcaya Argentaria SA - Madrid, 3.180% due 12/1/22	6,968
8,682,951	JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	8,682,951
22,160,971	Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	22,160,971
	TOTAL TIME DEPOSITS
	(Cost - $42,205,379)	42,205,379

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.1%
MONEY MARKET FUND - 6.1%
72,048,600	Federated Government Obligations Fund, Premier Class, 3.618%(c)
	(Cost - $72,048,600)	$72,048,600
	TOTAL INVESTMENTS - 106.5%
	(Cost - $1,102,904,755)	1,256,905,446
	Liabilities in Excess of Other Assets - (6.5)%	(77,111,017)
	TOTAL NET ASSETS - 100.0%	$1,179,794,429

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to approximately $656,558 and represents 0.06% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.8%
Financial	17.1
Industrial	14.4
Consumer Cyclical	7.6
Utilities	6.3
Technology	4.7
Communications	4.5
Energy	4.4
Basic Materials	4.2
Diversified	0.0 *
Exchange Traded Funds (ETFs)	4.9
Short-Term Investments	3.4
Money Market Fund	5.7
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.2%
BASIC MATERIALS - 4.3%
Chemicals - 2.0%
76,208	DuPont de Nemours Inc.	$5,373,426
34,600	LyondellBasell Industries NV, Class A Shares	2,941,346
86,052	Nutrien Ltd.	6,917,025
	Total Chemicals	15,231,797
Mining - 2.3%
113,300	Agnico Eagle Mines Ltd.	5,706,921
172,775	BHP Group Ltd.	5,388,249
75,750	Freeport-McMoRan Inc.	3,014,850
48,200	Rio Tinto PLC, ADR	3,308,448
	Total Mining	17,418,468
	TOTAL BASIC MATERIALS	32,650,265
COMMUNICATIONS - 7.0%
Media - 0.4%
76,365	Comcast Corp., Class A Shares	2,798,014
Telecommunications - 6.6%
401,034	AT&T Inc.	7,731,935
181,525	BCE Inc.	8,644,112
207,294	Cisco Systems Inc.	10,306,658
30,525	Corning Inc.	1,041,818
83,580	SK Telecom Co., Ltd.	3,217,159
76,450	TELUS Corp.	1,629,149
282,026	Verizon Communications Inc.	10,993,373
5,661,768	Vodafone Group PLC	6,292,236
	Total Telecommunications	49,856,440
	TOTAL COMMUNICATIONS	52,654,454
CONSUMER CYCLICAL - 5.9%
Auto Manufacturers - 0.4%
75,675	General Motors Co.	3,069,378
Distribution/Wholesale - 1.2%
49,425	LKQ Corp.	2,685,260
133,370	Mitsui & Co., Ltd.	3,890,464
7,700	Watsco Inc.	2,071,146
	Total Distribution/Wholesale	8,646,870
Home Builders - 0.4%
61,013	PulteGroup Inc.	2,732,162
Lodging - 0.5%
88,060	Las Vegas Sands Corp.*	4,124,730
Retail - 3.1%
11,900	Best Buy Co., Inc.	1,015,070
37,800	Darden Restaurants Inc.	5,556,222
9,425	Home Depot Inc.(a)	3,053,606
10,275	McDonald's Corp.(a)	2,802,917
138,785	Walgreens Boots Alliance Inc.	5,759,578
36,432	Walmart Inc.	5,552,966
	Total Retail	23,740,359
Toys/Games/Hobbies - 0.3%
51,850	Nintendo Co., Ltd.	2,231,321
	TOTAL CONSUMER CYCLICAL	44,544,820
CONSUMER NON-CYCLICAL - 24.4%
Agriculture - 3.0%
262,270	British American Tobacco PLC	10,764,541

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.4% - (continued)
Agriculture - 3.0% - (continued)
123,571	Philip Morris International Inc.	$12,316,322
	Total Agriculture	23,080,863
Beverages - 1.3%
99,585	Coca-Cola Co.	6,334,602
19,325	PepsiCo Inc.	3,584,981
	Total Beverages	9,919,583
Biotechnology - 2.5%
20,215	Amgen Inc.	5,789,576
145,275	Gilead Sciences Inc.	12,759,503
	Total Biotechnology	18,549,079
Cosmetics/Personal Care - 1.7%
94,810	Kao Corp.	3,783,459
13,925	Procter & Gamble Co.	2,077,053
139,940	Unilever PLC	7,027,044
	Total Cosmetics/Personal Care	12,887,556
Food - 1.3%
156,610	Conagra Brands Inc.	5,948,048
53,950	Kellogg Co.	3,935,653
	Total Food	9,883,701
Healthcare-Products - 0.9%
82,937	Medtronic PLC	6,555,340
Healthcare-Services - 1.9%
12,028	Elevance Health Inc.	6,409,962
54,693	Fresenius Medical Care AG & Co. KGaA	1,703,884
11,870	Humana Inc.	6,527,313
	Total Healthcare-Services	14,641,159
Household Products/Wares - 1.7%
33,275	Clorox Co.	4,946,329
54,075	Kimberly-Clark Corp.	7,334,192
	Total Household Products/Wares	12,280,521
Pharmaceuticals - 10.1%
83,932	AbbVie Inc.(a)	13,528,160
55,543	AstraZeneca PLC	7,517,324
93,525	AstraZeneca PLC, ADR	6,356,894
96,125	Bristol-Myers Squibb Co.	7,716,915
33,450	CVS Health Corp.	3,407,886
39,162	Johnson & Johnson(a)	6,970,836
117,985	Merck & Co., Inc.	12,992,508
128,540	Pfizer Inc.	6,443,710
50,450	Roche Holding AG, ADR(b)	2,064,414
70,219	Sanofi	6,345,873
255,675	Viatris Inc.	2,820,095
	Total Pharmaceuticals	76,164,615
	TOTAL CONSUMER NON-CYCLICAL	183,962,417
ENERGY - 9.4%
Energy-Alternate Sources - 0.3%
25,450	NextEra Energy Partners LP(c)	2,048,470
Oil & Gas - 6.1%
53,075	Chesapeake Energy Corp.	5,493,262
67,625	Chevron Corp.	12,396,339
38,850	ConocoPhillips	4,798,363
20,300	EOG Resources Inc.	2,881,179
12,000	Pioneer Natural Resources Co.	2,831,880

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
ENERGY - 9.4% - (continued)
Oil & Gas - 6.1% - (continued)
193,894	Shell PLC	$5,673,758
197,155	TotalEnergies SE(c)	12,319,147
	Total Oil & Gas	46,393,928
Oil & Gas Services - 0.3%
77,724	Baker Hughes Co., Class A Shares	2,255,550
Pipelines - 2.7%
205,775	Enbridge Inc.	8,497,158
213,465	Enterprise Products Partners LP	5,296,067
107,501	TC Energy Corp.	4,762,728
55,025	Williams Cos., Inc.	1,909,368
	Total Pipelines	20,465,321
	TOTAL ENERGY	71,163,269
FINANCIAL - 19.8%
Banks - 11.5%
61,375	Canadian Imperial Bank of Commerce	2,955,946
54,150	Citizens Financial Group Inc.	2,294,877
93,636	Fifth Third Bancorp	3,404,605
492,140	Huntington Bancshares Inc.	7,618,327
102,544	JPMorgan Chase & Co.(a)	14,169,530
384,725	KeyCorp	7,236,677
11,725	Morgan Stanley	1,091,246
678,674	Nordea Bank Abp	7,183,865
446,356	Oversea-Chinese Banking Corp., Ltd.	4,097,402
74,750	PNC Financial Services Group Inc.	12,577,435
145,260	Truist Financial Corp.	6,799,621
126,848	US Bancorp	5,757,631
214,900	Wells Fargo & Co.	10,304,455
	Total Banks	85,491,617
Diversified Financial Services - 1.7%
22,825	CME Group Inc., Class A Shares(a)	4,028,612
36,956	Deutsche Boerse AG	6,781,150
98,400	Virtu Financial Inc., Class A Shares	2,182,512
	Total Diversified Financial Services	12,992,274
Equity Real Estate Investment Trusts (REITs) - 2.5%
7,075	Alexandria Real Estate Equities Inc.	1,100,941
28,112	Boston Properties Inc.	2,026,313
163,650	Brixmor Property Group Inc.	3,793,407
19,850	Camden Property Trust	2,388,551
60,337	National Retail Properties Inc.	2,797,223
81,670	Omega Healthcare Investors Inc.	2,472,968
19,897	Prologis Inc.	2,343,668
28,800	Terreno Realty Corp.	1,688,832
29,783	VICI Properties Inc.	1,018,579
	Total Equity Real Estate Investment Trusts (REITs)	19,630,482
Insurance - 4.1%
28,586	Allianz SE, Class Registered Shares	6,099,245
38,064	ASR Nederland NV	1,744,836
17,560	Chubb Ltd.	3,856,000
15,028	Everest Re Group Ltd.	5,078,562
12,650	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	3,986,877
78,021	NN Group NV	3,351,915
15,750	Progressive Corp.	2,081,363

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 19.8% - (continued)
Insurance - 4.1% - (continued)
10,550	Zurich Insurance Group AG	$5,109,616
	Total Insurance	31,308,414
	TOTAL FINANCIAL	149,422,787
INDUSTRIAL - 8.2%
Aerospace/Defense - 2.7%
39,150	Airbus SE	4,521,427
289,800	BAE Systems PLC	2,877,415
19,462	General Dynamics Corp.	4,912,014
4,750	Lockheed Martin Corp.	2,304,652
53,050	Raytheon Technologies Corp.	5,237,096
	Total Aerospace/Defense	19,852,604
Building Materials - 0.3%
65,700	MDU Resources Group Inc.	2,068,893
Electrical Components & Equipment - 0.6%
46,882	Emerson Electric Co.	4,489,889
Engineering & Construction - 0.4%
116,025	Ferrovial SA	3,147,470
Machinery-Construction & Mining - 0.2%
7,275	Caterpillar Inc.(a)	1,719,883
Machinery-Diversified - 0.6%
31,110	AGCO Corp.	4,128,919
Miscellaneous Manufacturers - 1.5%
46,592	Eaton Corp. PLC(a)	7,615,462
29,158	Siemens AG, Class Registered Shares	3,991,235
	Total Miscellaneous Manufacturers	11,606,697
Packaging & Containers - 0.7%
431,250	Amcor PLC	5,325,938
Transportation - 1.2%
119,695	Deutsche Post AG, Class Registered Shares	4,722,592
22,850	United Parcel Service Inc., Class B Shares	4,335,330
	Total Transportation	9,057,922
	TOTAL INDUSTRIAL	61,398,215
TECHNOLOGY - 4.9%
Computers - 0.4%
15,526	Capgemini SE	2,827,639
Semiconductors - 2.7%
13,623	Broadcom Inc.	7,506,682
113,000	MediaTek Inc.	2,752,630
25,100	QUALCOMM Inc.	3,174,899
69,677	Samsung Electronics Co., Ltd.	3,031,027
21,725	Texas Instruments Inc.	3,920,493
	Total Semiconductors	20,385,731
Software - 1.8%
18,468	Microsoft Corp.(a)	4,711,926
61,589	Oracle Corp.	5,113,735
32,350	Paychex Inc.	4,012,370
	Total Software	13,838,031
	TOTAL TECHNOLOGY	37,051,401
UTILITIES - 10.3%
Electric - 10.3%
41,500	Ameren Corp.	3,706,780
47,845	American Electric Power Co., Inc.	4,631,396

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units		Security	Value
UTILITIES - 10.3% - (continued)
Electric - 10.3% - (continued)
186,325		CenterPoint Energy Inc.	$5,796,571
192,521		Dominion Energy Inc.	11,764,958
95,655		Duke Energy Corp.	9,558,804
566,023		Enel SpA	3,084,877
173,699		EON SE	1,653,615
566,889		National Grid PLC	7,001,061
49,350		NextEra Energy Inc.	4,179,945
170,350		PPL Corp.	5,028,732
150,305		Public Service Enterprise Group Inc.	9,100,968
15,425		Sempra Energy	2,563,481
112,085		Southern Co.	7,581,429
21,525		WEC Energy Group Inc.	2,133,988
		Total Electric	77,786,605
		TOTAL UTILITIES	77,786,605
		TOTAL COMMON STOCKS (Cost - $655,412,582)	710,634,233
		EXCHANGE TRADED FUNDS (ETFs) - 2.7%
51,729		iShares Core High Dividend	5,596,561
254,290		JPMorgan Equity Premium Income	14,438,586
		TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $19,388,528)	20,035,147
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $674,801,110)	730,669,380

Face Amount†

SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
		ANZ National Bank - London:
4	GBP	1.910% due 12/1/22	5
7,230,550		3.180% due 12/1/22	7,230,550
4,232,555		Banco Bilbao Vizcaya Argentaria SA - Madrid, 3.180% due 12/1/22	4,232,555
49	EUR	Citibank - London, 0.730% due 12/1/22	51
1,522,120		Citibank - New York, 3.180% due 12/1/22	1,522,120
7,279,351		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	7,279,351
497,767	CAD	Royal Bank of Canada - Toronto, 2.570% due 12/1/22	370,018
316		Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	316
		TOTAL TIME DEPOSITS
		(Cost - $20,634,966)	20,634,966

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
3,107,914		Federated Government Obligations Fund, Premier Class, 3.618%(d)
		(Cost - $3,107,914)	$3,107,914
		TOTAL INVESTMENTS - 100.0%
		(Cost - $698,543,990)	754,412,260
		Liabilities in Excess of Other Assets - 0.0%	(297,759)
		TOTAL NET ASSETS - 100.0%	$754,114,501

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $2,064,414 and represents 0.27% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.4%
Financial	19.8
Utilities	10.3
Energy	9.4
Industrial	8.2
Communications	7.0
Consumer Cyclical	5.9
Technology	4.9
Basic Materials	4.3
Exchange Traded Funds (ETFs)	2.7
Short-Term Investments	2.7
Money Market Fund	0.4
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
30	$748,020	Becton Dickinson & Co.	CITI	12/16/22	$210.00	$2,100
30	748,020	Becton Dickinson & Co.	CITI	1/20/23	$200.00	7,650
30	310,500	Chesapeake Energy Corp.	CITI	12/16/22	$125.00	4,650
30	370,530	ConocoPhillips	CITI	12/16/22	$155.00	270
25	308,775	ConocoPhillips	CITI	1/20/23	$165.00	475
75	471,150	Hasbro Inc.	CITI	12/16/22	$50.00	1,875
75	471,150	Hasbro Inc.	CITI	12/16/22	$55.00	3,375
100	543,300	LKQ Corp.	CITI	12/16/22	$42.50	23,500
100	543,300	LKQ Corp.	CITI	12/16/22	$45.00	500
50	432,550	Sysco Corp.	CITI	12/16/22	$70.00	1,000
25	543,575	Union Pacific Corp.	CITI	12/16/22	$160.00	375
30	652,290	Union Pacific Corp.	CITI	1/20/23	$165.00	1,110
125	487,875	Wheaton Precious Metals Corp.	CITI	12/16/22	$26.00	375
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $27,543)				$47,255

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Equity Income Fund (concluded)

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PLC	—	Public Limited Company

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.0%
Australia - 1.1%
206,686	Elmo Software Ltd.*	$666,610
1,483,146	Johns Lyng Group Ltd.	7,501,444
157,130	Pro Medicus Ltd.	6,508,294
290,525	Woodside Energy Group Ltd.	7,330,681
	Total Australia	22,007,029
Bermuda - 0.1%
159,912	Hiscox Ltd.	1,968,049
Brazil - 1.3%
595,814	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA	165,265
64,165	Afya Ltd., Class A Shares*	963,758
52,126	Azul SA*	123,299
11,822	Azul SA, ADR*	85,000
399,390	B3 SA - Brasil Bolsa Balcao	979,338
699,940	Hapvida Participacoes e Investimentos SA(a)	701,086
71,427	Inter & Co., Inc.	175,695
409,394	Localiza Rent a Car SA*	4,738,583
309,053	Lojas Renner SA	1,378,133
830,600	Pet Center Comercio e Participacoes SA	1,179,143
260,100	Raia Drogasil SA	1,154,831
99,414	StoneCo Ltd., Class A Shares*	1,161,156
644,469	Suzano SA	6,598,002
821,800	TOTVS SA	4,885,052
122,940	XP Inc., Class A Shares*	2,152,679
	Total Brazil	26,441,020
Canada - 4.3%
69,798	Agnico Eagle Mines Ltd.	3,515,194
100,050	Canadian Pacific Railway Ltd.	8,195,095
3,238	Constellation Software Inc.	5,219,601
47,546	Definity Financial Corp.	1,408,443
22,961	Descartes Systems Group Inc.*	1,594,641
371,900	Enbridge Inc.	15,357,030
127,969	EQB Inc.(b)	5,722,813
95,100	Franco-Nevada Corp.	13,890,503
46,400	National Bank of Canada	3,308,792
51,516	Shopify Inc., Class A Shares*	2,105,974
459,200	Suncor Energy Inc.	15,097,875
31,719	TECSYS Inc.(b)	681,891
87,459	TELUS International CDA Inc.*	1,836,623
75,736	TMX Group Ltd.	7,940,387
74,952	Wheaton Precious Metals Corp.	2,925,092
	Total Canada	88,799,954
China - 5.0%
118,701	Alibaba Group Holding Ltd., ADR*	10,393,460
19,230	Baidu Inc., ADR*	2,088,378
260,896	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	1,226,705
920,287	China Conch Environment Protection Holdings Ltd.*	397,944
266,192	China Conch Venture Holdings Ltd.	606,642
805,210	China Mengniu Dairy Co., Ltd.*	3,602,652
44,499	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	1,259,981
635,240	Estun Automation Co., Ltd., Class A Shares(c)	2,057,271
315,312	Full Truck Alliance Co., Ltd., ADR*	2,689,611
26,262	GDS Holdings Ltd., ADR*	417,566

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
China - 5.0% - (continued)
446,681	GDS Holdings Ltd., Class A Shares*	$861,767
152,433	Glodon Co., Ltd., Class A Shares(c)	1,213,916
63,606	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	808,998
204,927	Han's Laser Technology Industry Group Co., Ltd., Class A Shares(c)	776,915
258,496	Hua Hong Semiconductor Ltd.*(a)	907,595
554,000	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares(c)	2,281,827
336,950	JD Health International Inc.*(a)	3,016,743
33,868	JD.com Inc., ADR	1,936,572
6,589	JD.com Inc., Class A Shares	187,622
172,053	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares(c)	1,614,016
1,937,304	Kingdee International Software Group Co., Ltd.*	3,305,643
580,370	Kingsoft Corp., Ltd	1,854,833
158,300	Kuaishou Technology, Class B Shares*(a)	1,155,084
27,265	Kweichow Moutai Co., Ltd., Class A Shares(c)	6,209,676
199,997	Lufax Holding Ltd., ADR	371,994
308,322	Midea Group Co., Ltd., Class A Shares(c)	2,109,853
1,109,692	NARI Technology Co., Ltd., Class A Shares(c)	4,202,233
399,800	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	1,648,348
85,099	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	136,877
296,900	Shenzhen Inovance Technology Co., Ltd., Class A Shares(c)	2,968,235
33,080	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	1,530,156
326,696	Shenzhou International Group Holdings Ltd.	2,975,450
96,000	Silergy Corp.	1,489,873
16,865,000	Sino Biopharmaceutical Ltd.	9,999,822
177,330	Tencent Holdings Ltd.	6,662,838
10,593	Tencent Holdings Ltd., ADR(b)(c)	400,309
158,371	Trip.com Group Ltd., ADR*	5,059,953
341,806	Venustech Group Inc., Class A Shares(c)	1,317,474
688,080	Wuxi Biologics Cayman Inc.*(a)	4,505,025
46,158	Yum China Holdings Inc.	2,550,210
180,973	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	1,455,642
34,663	Zai Lab Ltd., ADR*	1,336,605
140,837	Zhejiang Dingli Machinery Co., Ltd., Class A Shares(c)	1,018,908
	Total China	102,611,222
Cyprus - 0.0%
16,006	TCS Group Holding PLC, GDR*(c)@	2
Denmark - 0.8%
34,192	cBrain AS(b)	878,534
6,213	Genmab AS*	2,866,702
27,116	Jyske Bank AS, Class Registered Shares*	1,666,691
133,438	Novozymes AS, Class B Shares	7,794,745
23,184	Royal Unibrew AS	1,601,992
35,960	Sydbank AS	1,330,925
	Total Denmark	16,139,589
Finland - 0.2%
65,195	Musti Group OYJ	1,035,844
319,593	Talenom OYJ(b)	3,170,409
	Total Finland	4,206,253
France - 8.8%
448,018	Accor SA*	12,045,668
96,414	Arkema SA	8,636,741
28,988	Aubay	1,511,135
40,913	Capgemini SE	7,451,191

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
France - 8.8% - (continued)
332,724	Cie Generale des Etablissements Michelin SCA	$9,407,351
240,668	Danone SA	12,580,019
47,837	Dassault Aviation SA	7,606,057
98,850	Dassault Systemes SE	3,709,769
16,771	Esker SA	2,676,007
70,063	EssilorLuxottica SA	13,151,731
8,617	Kering SA	5,227,660
132,625	Legrand SA	10,970,365
18,713	L'Oreal SA	7,079,404
13,602	LVMH Moet Hennessy Louis Vuitton SE	10,534,530
54,935	Pernod Ricard SA(b)	10,991,135
31,024	Safran SA	3,818,373
118,356	Schneider Electric SE	17,557,074
9,211	Teleperformance	2,087,144
118,378	Thales SA	15,063,292
160,996	TotalEnergies SE	10,059,767
364,993	Veolia Environnement SA	9,421,342
	Total France	181,585,755
Germany - 7.3%
16,734	Adesso SE	2,363,303
18,897	adidas AG	2,410,386
61,361	Allianz SE, Class Registered Shares	13,092,274
35,283	Atoss Software AG	5,351,667
117,997	Bayer AG, Class Registered Shares	6,823,198
47,476	Beiersdorf AG	5,145,746
435,500	Daimler Truck Holding AG*	14,214,906
60,235	Deutsche Boerse AG	11,052,673
223,777	Deutsche Post AG, Class Registered Shares	8,829,169
388,658	Deutsche Telekom AG, Class Registered Shares	7,887,440
48,316	Elmos Semiconductor SE	3,003,434
133,238	Evotec SE*	2,356,656
100,875	GEA Group AG	4,073,416
267,215	Henkel AG & Co. KGaA	19,035,058
65,766	Infineon Technologies AG	2,162,451
38,723	Knorr-Bremse AG	2,192,376
24,690	LEG Immobilien SE	1,553,674
44,279	Mensch und Maschine Software SE	2,292,733
14,212	Nagarro SE*(b)	1,618,160
109,120	Nexus AG	6,777,278
58,171	Rheinmetall AG	11,785,718
52,917	SAP SE	5,728,879
6,561	Sartorius AG	2,440,372
40,651	Symrise AG, Class A Shares	4,611,309
103,407	TAG Immobilien AG	612,730
106,169	Vonovia SE	2,605,817
31,528	Zalando SE*(a)	976,470
	Total Germany	150,997,293
Greece - 0.1%
336,918	Sarantis SA	2,269,884
Hong Kong - 2.7%
1,391,421	AIA Group Ltd.	14,189,719
6,163,000	BOC Hong Kong Holdings Ltd.	19,702,629
584,484	Budweiser Brewing Co. APAC Ltd.(a)	1,696,258
599,500	CK Hutchison Holdings Ltd.	3,513,709

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Hong Kong - 2.7% - (continued)
74,000	CK Infrastructure Holdings Ltd.	$375,518
214,886	Galaxy Entertainment Group Ltd.	1,301,815
69,254	Hong Kong Exchanges & Clearing Ltd.	2,763,589
2,817,000	Hongkong Land Holdings Ltd.	11,328,839
124,376	Techtronic Industries Co., Ltd.	1,497,600
	Total Hong Kong	56,369,676
India - 7.4%
125,072	Aarti Industries Ltd.	1,044,431
39,201	Aarti Pharmalabs Ltd.(c)@	182,868
258,088	Aavas Financiers Ltd.*	6,163,880
15,343	Asian Paints Ltd.	606,747
551,865	Axis Bank Ltd.	6,170,791
69,447	Bajaj Finance Ltd.	5,822,940
391,470	Bajaj Finserv Ltd.	7,961,777
363,154	Berger Paints India Ltd.	2,773,792
296,395	Bharti Airtel Ltd.	2,995,825
145,683	Cholamandalam Investment & Finance Co., Ltd.	1,301,454
1,821,807	City Union Bank Ltd.	4,300,070
25,328	Divi's Laboratories Ltd.	1,067,985
20,517	Dixon Technologies India Ltd.	1,082,126
139,201	Dr Lal PathLabs Ltd.	4,171,744
1,254,526	Edelweiss Financial Services Ltd.	1,038,539
516,803	Elgi Equipments Ltd.	3,095,582
82,948	GMM Pfaudler Ltd.	1,991,859
128,082	Godrej Consumer Products Ltd.*	1,398,151
66,645	Godrej Properties Ltd.*	1,084,429
107,715	HDFC Bank Ltd.	2,152,134
104,387	HDFC Bank Ltd., ADR	7,366,591
368,535	HDFC Life Insurance Co., Ltd.(a)	2,688,634
199,186	Hindustan Unilever Ltd.	6,595,661
204,192	Housing Development Finance Corp., Ltd	6,815,406
202,703	ICICI Bank Ltd.	2,400,851
226,878	ICICI Bank Ltd., ADR	5,381,546
31,695	ICICI Lombard General Insurance Co., Ltd.(a)	473,038
1,568,667	JM Financial Ltd.	1,432,701
185,413	Jubilant Foodworks Ltd.	1,266,516
77,985	Kotak Mahindra Bank Ltd.	1,879,043
65,411	Maruti Suzuki India Ltd.	7,253,987
165,357	Max Financial Services Ltd.*	1,444,974
87,460	Mold-Tek Packaging Ltd.	992,363
99,924	Muthoot Finance Ltd.	1,330,766
337,700	Nippon Life India Asset Management Ltd.(a)	1,125,859
3,374,729	NTPC Ltd.	7,186,835
149,828	Reliance Industries Ltd.	5,058,772
135,249	SBI Life Insurance Co., Ltd.(a)	2,163,123
29,242	SRF Ltd.	860,915
880,586	Star Health & Allied Insurance Co., Ltd.*	6,998,897
91,660	Supreme Industries Ltd.	2,757,886
144,609	Tarsons Products Ltd.*	1,238,925
131,520	Tata Communications Ltd.	2,127,753
106,718	Tata Consumer Products Ltd.	1,076,543
386,232	Titan Co., Ltd.	12,713,023
784,305	Vijaya Diagnostic Centre Pvt Ltd.	4,751,473

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
India - 7.4% - (continued)
1,753,818	Zomato Ltd.*	$1,441,776
	Total India	153,230,981
Indonesia - 0.7%
12,341,100	Bank Central Asia Tbk PT	7,343,059
1,166,729	Bank Negara Indonesia Persero Tbk PT	739,403
8,103,029	Bank Rakyat Indonesia Persero Tbk PT	2,576,354
3,186,137	Merdeka Copper Gold Tbk PT*	850,911
30,507,400	Sarana Menara Nusantara Tbk PT	2,192,656
	Total Indonesia	13,702,383
Ireland - 1.2%
238,808	Bank of Ireland Group PLC	1,970,567
307,351	CRH PLC	12,290,964
195,951	Experian PLC	6,968,421
42,768	Ryanair Holdings PLC, ADR*	3,237,110
	Total Ireland	24,467,062
Israel - 0.3%
93,876	Nayax Ltd.*	1,880,246
6,913	Nice Ltd., ADR*	1,342,297
38,458	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,754,118
	Total Israel	5,976,661
Italy - 1.2%
58,260	Amplifon SpA	1,658,608
322,467	Azimut Holding SpA	6,639,165
440,258	Banca Mediolanum SpA	3,748,884
19,647	DiaSorin SpA	2,630,762
75,603	Digital Value SpA*(c)	5,660,449
170,062	Ermenegildo Zegna NV(b)	1,868,981
61,962	Gruppo MutuiOnline SpA	1,733,492
	Total Italy	23,940,341
Japan - 13.8%
72,200	Ain Holdings Inc.	3,523,713
119,833	Avant Group Corp.	1,319,315
512,681	AZ-COM MARUWA Holdings Inc.	5,499,085
51,140	Base Co., Ltd.	1,450,291
99,400	Bridgestone Corp.	3,774,649
325,000	Chiba Bank Ltd.	1,976,256
160,400	Chugai Pharmaceutical Co., Ltd.	4,263,495
131,600	Daiichi Sankyo Co., Ltd.	4,358,468
15,000	Daikin Industries Ltd.	2,482,270
156,800	Direct Marketing MiX Inc.	1,718,094
19,000	Disco Corp.	5,709,846
207,200	eGuarantee Inc.	3,729,939
63,300	Ezaki Glico Co., Ltd.	1,649,871
96,000	Fujitsu General Ltd.	2,274,423
187,818	Funai Soken Holdings Inc.	3,843,649
213,600	Hachijuni Bank Ltd.	811,952
12,300	Hikari Tsushin Inc.	1,725,634
53,010	Hirose Electric Co., Ltd.	7,163,692
370,300	Honda Motor Co., Ltd.	9,046,020
69,100	Ito En Ltd.	2,673,391
412,300	Japan Elevator Service Holdings Co., Ltd.	5,313,597
102,400	Kansai Paint Co., Ltd.	1,412,091
52,000	Kao Corp.	2,075,096

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 13.8% - (continued)
14,186	Keyence Corp.	$6,032,525
696,000	Kirin Holdings Co., Ltd.	10,982,970
45,100	Kobayashi Pharmaceutical Co., Ltd.	2,798,967
597,100	Koito Manufacturing Co., Ltd.	9,527,674
525,400	Komatsu Ltd.	12,235,054
9,800	Kose Corp.	1,043,903
127,400	Lion Corp.	1,359,607
63,600	Management Solutions Co., Ltd.(b)	1,804,195
461,600	Mebuki Financial Group Inc.	1,049,242
920,400	Mitsubishi Electric Corp.	9,295,172
62,800	Murata Manufacturing Co., Ltd.	3,454,587
522,400	Nabtesco Corp.	13,167,846
109,320	NexTone Inc.*	3,707,439
13,000	Nihon Kohden Corp.	303,972
208,100	Nippon Telegraph & Telephone Corp.	5,766,238
154,300	Nomura Research Institute Ltd.	3,424,307
320,300	North Pacific Bank Ltd.	574,035
1,619,900	NSK Ltd.	9,029,841
86,100	NTT Data Corp.	1,331,111
13,700	Obic Co., Ltd.	2,181,899
53,600	Olympus Corp.	1,107,497
39,400	Omron Corp.	2,055,722
145,500	Otsuka Holdings Co., Ltd.	4,990,148
203,100	Outsourcing Inc.	1,515,693
110,700	Pan Pacific International Holdings Corp.	1,933,073
117,300	Persol Holdings Co., Ltd.	2,728,941
460,400	Premium Group Co., Ltd.	6,526,668
713,206	Prestige International Inc.	3,734,154
165,904	Rakus Co., Ltd.	2,134,040
596,000	Resona Holdings Inc.	2,874,689
159,200	Rohto Pharmaceutical Co., Ltd.	5,201,553
225,000	Santen Pharmaceutical Co., Ltd.	1,838,037
68,800	Secom Co., Ltd.	4,265,322
133,000	Seven & i Holdings Co., Ltd.	5,426,632
287,800	Shimadzu Corp.	8,873,961
937,096	SIGMAXYZ Holdings Inc.	9,237,918
11,500	SMC Corp.	5,260,261
93,238	SMS Co., Ltd.	2,491,613
32,300	Sohgo Security Services Co., Ltd.	878,959
42,100	Sony Group Corp.	3,484,588
199,400	S-Pool Inc.	1,375,359
97,400	Stanley Electric Co., Ltd.	2,001,019
114,400	Strike Co., Ltd.	3,775,396
76,600	Suzuki Motor Corp.	2,759,996
1,875,300	Systena Corp.	5,794,063
34,500	Temairazu Inc.(b)	1,301,951
117,800	Toyo Suisan Kaisha Ltd.	4,947,110
147,900	ValueCommerce Co., Ltd.	2,267,586
126,000	Yokogawa Electric Corp.	2,376,494
1,100,100	Z Holdings Corp.	2,997,649
	Total Japan	283,021,513
Jersey, Channel Islands - 0.4%
797,311	JTC PLC	7,682,234

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Luxembourg - 0.1%
60,030	Tenaris SA	$1,047,647
29,619	Tenaris SA, ADR	1,020,967
	Total Luxembourg	2,068,614
Malaysia - 0.1%
4,748,100	CTOS Digital Bhd	1,527,230
Mexico - 0.9%
927,100	Grupo Financiero Banorte SAB de CV, Class O Shares	7,439,765
352,630	Grupo Mexico SAB de CV, Class B Shares	1,434,532
1,497,573	Qualitas Controladora SAB de CV	6,304,141
681,964	Wal-Mart de Mexico SAB de CV	2,694,777
	Total Mexico	17,873,215
Netherlands - 4.8%
1,306	Adyen NV*(a)	2,036,816
282,115	Akzo Nobel NV	20,415,772
21,016	ASML Holding NV	12,787,111
49,554	Euronext NV(a)	3,809,446
2,326,280	ING Groep NV	28,292,925
176,420	Koninklijke Philips NV	2,658,146
149,528	Prosus NV*	9,836,430
216,915	Randstad NV	12,650,360
49,952	Wolters Kluwer NV	5,519,063
	Total Netherlands	98,006,069
Norway - 0.7%
415,205	Aker BP ASA	14,489,517
97,760	Norsk Hydro ASA	737,861
	Total Norway	15,227,378
Peru - 0.2%
24,407	Credicorp Ltd.	3,747,695
Philippines - 0.2%
2,045,082	Ayala Land Inc.	1,158,088
747,234	BDO Unibank Inc.	1,730,911
124,260	SM Investments Corp.	2,084,069
	Total Philippines	4,973,068
Poland - 0.3%
76,591	Grupa Pracuj SA	776,983
220,542	InPost SA*	1,611,114
121,036	LiveChat Software SA(b)	2,962,051
	Total Poland	5,350,148
Portugal - 0.3%
398,907	Galp Energia SGPS SA	4,903,656
100,209	Jeronimo Martins SGPS SA	2,227,763
	Total Portugal	7,131,419
Russia - 0.0%
322,796	Fix Price Group Ltd., GDR*(a)(c)(e)@	12,912
70,391	Fix Price Group Ltd., GDR*(c)(e)@	2,816
5,600	Novatek PJSC, GDR*(c)(e)@	112
102,511	Ozon Holdings PLC, ADR*(c)(e)@	20,502
978,392	Sberbank of Russia PJSC*(c)(e)@	929
44,201	Yandex NV, Class A Shares*(c)(e)@	16,354
	Total Russia	53,625

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Singapore - 2.0%
24,948,100	Genting Singapore Ltd.	$16,276,172
48,366	Sea Ltd., ADR*	2,823,123
2,456,000	Sheng Siong Group Ltd.	2,980,330
797,100	United Overseas Bank Ltd.	18,389,537
	Total Singapore	40,469,162
South Africa - 0.8%
36,336	Capitec Bank Holdings Ltd.	4,261,358
884,852	Gold Fields Ltd.	9,797,453
115,740	Gold Fields Ltd., ADR(b)	1,290,501
4,362	Naspers Ltd., Class N Shares	672,202
	Total South Africa	16,021,514
South Korea - 2.6%
56,880	Coupang Inc., Class A Shares*	1,108,022
19,990	Hyundai Heavy Industries Co., Ltd.*(b)	1,850,305
29,732	Korea Aerospace Industries Ltd.	1,116,412
46,334	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,825,606
61,479	LEENO Industrial Inc.(b)	8,239,210
2,999	LG H&H Co., Ltd.	1,533,292
27,619	NAVER Corp.	4,060,489
209,500	NICE Information Service Co., Ltd.(b)	2,087,828
461,673	Samsung Electronics Co., Ltd.	22,417,725
112,427	SK Hynix Inc.	7,519,306
21,501	Tokai Carbon Korea Co., Ltd.	1,792,394
	Total South Korea	54,550,589
Spain - 0.5%
137,700	Amadeus IT Group SA*	7,499,171
179,541	Fluidra SA	2,700,818
	Total Spain	10,199,989
Sweden - 2.6%
135,742	Assa Abloy AB, Class B Shares(b)	3,135,623
1,491,408	Elekta AB, Class B Shares	8,844,698
203,432	Epiroc AB, Class A Shares	3,962,489
139,105	Essity AB, Class B Shares	3,422,955
944,818	Fortnox AB	4,229,514
247,995	Hemnet Group AB	3,111,517
35,927	Olink Holding AB, ADR*(b)	856,140
913,845	SKF AB, Class B Shares	15,184,691
176,687	Svenska Cellulosa AB SCA, Class B Shares	2,420,585
149,450	Swedbank AB, Class A Shares	2,435,733
5,607,302	VEF AB*	1,558,726
129,258	Vitec Software Group AB, Class B Shares	4,752,889
	Total Sweden	53,915,560
Switzerland - 6.3%
73,322	Alcon Inc.	5,073,676
1,689	Barry Callebaut AG, Class Registered Shares	3,462,416
133	Chocoladefabriken Lindt & Spruengli AG	1,407,527
32,172	Cie Financiere Richemont SA, Class Registered Shares	4,280,232
6,544	Geberit AG, Class Registered Shares	3,171,363
1,784	Givaudan SA, Class Registered Shares	6,085,453
1,007,209	Glencore PLC	6,815,300
509,097	Julius Baer Group Ltd.	29,486,998
9,551	Lonza Group AG, Class Registered Shares	5,048,831
219,191	Nestle SA, Class Registered Shares	26,087,688

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Switzerland - 6.3% - (continued)
5,866	Partners Group Holding AG	$5,873,250
20,697	PolyPeptide Group AG(a)	760,596
36,766	Roche Holding AG	11,952,210
24,524	Schindler Holding AG	4,674,187
2,641	SGS SA, Class Registered Shares	6,176,327
14,966	Sika AG, Class Registered Shares	3,859,831
260,004	UBS Group AG, Class Registered Shares	4,838,942
	Total Switzerland	129,054,827
Taiwan - 2.7%
447,404	Chief Telecom Inc.(c)	4,084,033
277,491	Delta Electronics Inc.	2,756,468
40,956	MediaTek Inc.	997,670
945,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,150,698
306,175	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25,406,402
115,981	Voltronic Power Technology Corp.	6,606,025
	Total Taiwan	55,001,296
Thailand - 0.4%
5,231,500	Betagro PCL(c)	5,174,175
1,727,900	CP ALL PCL, Class F Shares(c)	3,196,627
	Total Thailand	8,370,802
United Arab Emirates - 0.1%
465,785	Network International Holdings PLC*(a)	1,888,636
United Kingdom - 11.5%
366,517	AJ Bell PLC	1,636,377
2,048,261	Ashmore Group PLC	5,660,980
61,942	Ashtead Group PLC	3,776,056
532,982	Associated British Foods PLC	10,249,635
116,481	AstraZeneca PLC, ADR	7,917,214
1,061,565	BAE Systems PLC	10,540,244
1,259,735	Baltic Classifieds Group PLC	2,190,550
500,985	Bridgepoint Group PLC(a)	1,189,144
88,936	Burberry Group PLC	2,347,669
1,073,006	Bytes Technology Group PLC	5,342,386
10,914,215	Centrica PLC	12,557,083
175,787	Coca-Cola Europacific Partners PLC	9,332,532
24,519	Croda International PLC	2,014,027
218,334	Diageo PLC	10,147,090
879,262	DiscoverIE Group PLC	8,840,766
108,205	Ergomed PLC*	1,737,620
263,545	Future PLC	4,496,163
646,659	Haleon PLC*	2,227,227
19,956	Halma PLC	533,489
3,965,178	HSBC Holdings PLC	24,446,949
350,421	IMI PLC	5,686,805
2,177,584	Informa PLC	16,361,575
77,142	Intertek Group PLC	3,779,224
2,219,056	Johnson Service Group PLC(c)	2,565,859
2,069,623	Kin & Carta PLC*	5,920,036
3,142,446	Legal & General Group PLC	9,692,044
20,052	Linde PLC	6,683,078
54,298	London Stock Exchange Group PLC	5,460,831
497,100	Mortgage Advice Bureau Holdings Ltd.(c)	3,349,308
66,715	Ocado Group PLC*	506,293

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United Kingdom - 11.5% - (continued)
309,651	Patisserie Holdings PLC*(c)(e)	$3,733
404,713	Persimmon PLC	6,213,393
119,396	Reckitt Benckiser Group PLC	8,640,155
257,456	Rightmove PLC	1,736,814
903,367	Smith & Nephew PLC	11,825,424
29,808	Spirax-Sarco Engineering PLC	4,105,117
149,014	Unilever PLC@	7,510,221
679,490	YouGov PLC(c)	8,062,972
2,104	YuLife Holdings Ltd.(c)(e)@	45,232
10,226	YuLife Holdings Ltd., Class C Shares(c)(e)@	219,837
	Total United Kingdom	235,551,152
United States - 1.9%
22,648	ACM Research Inc., Class A Shares*	205,191
29,248	Agilent Technologies Inc.	4,532,855
46,691	Analog Devices Inc.	8,026,650
12,552	ANSYS Inc.*	3,191,973
6,846	Atlassian Corp., Class A Shares*	900,591
60,129	Bruker Corp.	4,053,296
27,377	Cadence Design Systems Inc.*	4,709,939
572	Canva Inc., Private Placement*(c)(e)@	315,630
123,673	Codere Online Luxembourg SA Forward Shares*(c)	316,603
24,735	Codere Online Luxembourg SA Founders Shares*(c)(e)@	59,117
1,830	Codere Online Luxembourg SA Private Shares*(c)	4,685
9,645	Estee Lauder Cos., Inc., Class A Shares	2,274,194
9,749	Mastercard Inc., Class A Shares	3,474,543
2,819	MSCI Inc., Class A Shares	1,431,573
2,612	S&P Global Inc.	921,514
15,060	Starbucks Corp.	1,539,132
23,408	Waste Connections Inc.	3,382,456
	Total United States	39,339,942
Uruguay - 0.3%
7,697	MercadoLibre Inc.*	7,165,792
	TOTAL COMMON STOCKS
	(Cost - $1,760,518,954)	1,972,904,623
EXCHANGE TRADED FUND (ETF) - 0.1%
United States - 0.1%
21,549	iShares Core MSCI Emerging Markets
	(Cost - $1,024,655)	1,046,419
PREFERRED STOCKS - 0.1%
Germany - 0.1%
21,788	Dr Ing hc F Porsche AG*	2,476,461
United States - 0.0%
31	Canva Inc., Series A, Private Placement*(c)(e)@	17,106
1	Canva Inc., Series A-3, Private Placement*(c)(e)@	552
	Total United States	17,658
	TOTAL PREFERRED STOCKS
	(Cost - $1,809,820)	2,494,119
WARRANTS - 0.0%
Switzerland - 0.0%
96,408	Cie Financiere Richemont SA*(c)	85,596

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units		Security	Value
United States - 0.0%
915		Codere Online Luxembourg SA*	$181
		TOTAL WARRANTS
		(Cost - $0)	85,777
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,763,353,429)	1,976,530,938

Face Amount†
SHORT-TERM INVESTMENTS - 3.8%
TIME DEPOSITS - 3.8%
$64	AUD	ANZ National Bank - Hong Kong, 1.540% due 12/1/22	43
42,318	GBP	ANZ National Bank - London, 1.910% due 12/1/22	51,015
		Brown Brothers Harriman - Grand Cayman:
6,999	DKK	0.690% due 12/1/22	980
20	NOK	1.160% due 12/1/22	2
252,789	SEK	1.160% due 12/1/22	24,080
477,545	ZAR	5.170% due 12/1/22	27,662
469,999	EUR	Citibank - London, 0.730% due 12/1/22	489,222
4,638,617		Citibank - New York, 3.180% due 12/1/22	4,638,617
1,574,961	HKD	Hong Kong & Shanghai Bank - Hong Kong, 3.070% due 12/1/22	201,616
760	SGD	Hong Kong & Shanghai Bank - Singapore, 2.440% due 12/1/22	558
7,851,284		JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	7,851,284
		Royal Bank of Canada - Toronto:
140,613	CAD	2.570% due 12/1/22	104,526
18,387,447		3.180% due 12/1/22	18,387,447
		Skandinaviska Enskilda Banken AB - Stockholm:
869	CHF	(0.120)% due 12/1/22	918
22,311,203		3.180% due 12/1/22	22,311,203
		Sumitomo Mitsui Banking Corp. - Tokyo:
52,474,802	JPY	(0.240)% due 12/1/22	379,991
23,708,034		3.180% due 12/1/22	23,708,034
		TOTAL TIME DEPOSITS
		(Cost - $78,177,198)	78,177,198

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.2%
MONEY MARKET FUND - 1.2%
24,901,914		Federated Government Obligations Fund, Premier Class, 3.618%(f)
		(Cost - $24,901,914)	$24,901,914
		TOTAL INVESTMENTS - 101.2%
		(Cost - $1,866,432,541)	2,079,610,050
		Liabilities in Excess of Other Assets - (1.2)%	(24,196,864)
		TOTAL NET ASSETS - 100.0%	$2,055,413,186

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $29,243,342 and represents 1.42% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $67,552,097 and represents 3.29% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Aarti Pharmalabs Ltd.	7/1/2021	$188,692	$182,868	0.01%
Canva Inc., Private Placement	8/16/2021	397,070	315,630	0.02%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	17,106	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	552	0.00	%*
Codere Online Luxembourg SA Founders Shares	11/29/2021	215	59,117	0.00	%*
Fix Price Group Ltd., GDR	3/5/2021	3,020,238	12,912	0.00	%*
Fix Price Group Ltd., GDR	3/8/2021	84,213	2,816	0.00	%*
Novatek PJSC, GDR	3/19/2020	251,081	112	0.00	%*
Ozon Holdings PLC, ADR	11/24/2020	1,600,889	20,502	0.00	%*
Sberbank of Russia PJSC, ADR	4/6/2017	557,253	929	0.00	%*
TCS Group Holding PLC, GDR	1/24/2022	381,460	2	0.00	%*
Unilever PLC	3/12/2020	183,436	7,510,221	0.37%
Yandex NV, Class A Shares	4/6/2017	1,068,606	16,354	0.00	%*
YuLife Holdings Ltd.	10/11/2022	41,577	45,232	0.00	%*
YuLife Holdings Ltd., Class C Shares	10/11/2022	202,075	219,837	0.01%
Total			$8,404,190	0.41%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.4%
Financial	19.5
Industrial	16.6
Technology	11.1
Consumer Cyclical	8.6
Communications	6.2
Basic Materials	5.6
Energy	3.5
Utilities	1.4
Exchange Traded Funds (ETFs)	0.1
Short-Term Investments	3.8
Money Market Fund	1.2
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations International Equity Fund (concluded)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation / (Depreciation)
USD	2,373,735	11/29/24	GSC	3-Month	1 Month ETRACS IFED Invest with the Fed TR Index ETN	Americana Restaurants International Plc	$(49)
							$(49)

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 24.2%
Basic Materials - 0.7%
$770,000	Anglo American Capital PLC, Company Guaranteed Notes, 3.875% due 3/16/29(a)	$692,948
400,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	346,147
4,600,000	ArcelorMittal SA, Senior Unsecured Notes, 6.800% due 11/29/32	4,648,896
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	197,179
	ASP Unifrax Holdings Inc.:
135,000	Senior Secured Notes, 5.250% due 9/30/28(a)	111,405
10,000	Senior Unsecured Notes, 7.500% due 9/30/29(a)	6,592
200,000	Braskem Idesa SAPI, Senior Secured Notes, 6.990% due 2/20/32	141,750
200,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	192,994
500,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	378,750
735,000	Celanese US Holdings LLC, Company Guaranteed Notes, 6.165% due 7/15/27	719,381
90,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	81,264
1,280,000	DuPont de Nemours Inc., Senior Unsecured Notes, 4.725% due 11/15/28	1,275,584
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 5.315% due 4/14/32(a)	185,000
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	91,857
250,000	4.625% due 8/1/30	228,357
545,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	529,689
90,000	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	58,725
	Glencore Funding LLC, Company Guaranteed Notes:
360,000	1.625% due 4/27/26(a)	320,240
355,000	3.375% due 9/23/51(a)	231,745
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	107,250
200,000	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 5.800% due 5/15/50	163,214
400,000	JSW Steel Ltd., Senior Unsecured Notes, 5.050% due 4/5/32	307,251
200,000	LG Chem Ltd., Senior Unsecured Notes, 2.375% due 7/7/31(a)	157,400
30,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(a)	26,258
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(a)	162,042
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,462,776
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	165,963
680,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	563,556
140,000	SK Invictus Intermediate II SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	112,000
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	32,193
400,000	UPL Corp., Ltd, Senior Unsecured Notes, 4.625% due 6/16/30	310,120
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	243,211
105,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	86,566
	Total Basic Materials	14,338,303
Communications - 2.3%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	162,500
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(a)	160,388
1,015,000	Amazon.com Inc., Senior Unsecured Notes, 4.100% due 4/13/62	855,699
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	41,132
	AT&T Inc., Senior Unsecured Notes:
185,000	2.750% due 6/1/31	155,507
6,976,000	2.250% due 2/1/32	5,527,674
1,030,000	2.550% due 12/1/33	809,179
175,000	3.500% due 6/1/41	133,714
585,000	3.650% due 6/1/51	428,441
255,000	3.800% due 12/1/57	185,122
60,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	26,483

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.3% - (continued)
$400,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	$356,274
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	227,827
125,000	4.500% due 8/15/30(a)	105,312
95,000	4.750% due 2/1/32(a)	79,444
85,000	4.250% due 1/15/34(a)	66,215
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	334,870
955,000	2.300% due 2/1/32	716,011
465,000	4.400% due 4/1/33	407,579
3,965,000	6.384% due 10/23/35	3,901,320
156,000	3.500% due 3/1/42	105,710
2,380,000	4.800% due 3/1/50	1,785,710
165,000	3.900% due 6/1/52	109,593
185,000	4.400% due 12/1/61	126,171
195,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	163,556
	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes:
15,000	7.750% due 4/15/28(a)	11,176
85,000	7.500% due 6/1/29(a)	63,112
	Comcast Corp., Company Guaranteed Notes:
170,000	5.350% due 11/15/27	175,146
1,405,000	3.750% due 4/1/40	1,174,016
904,000	2.937% due 11/1/56	585,966
105,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	88,427
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	64,840
120,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	90,637
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	344,615
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,512,589
295,000	CSC Holdings LLC, Senior Unsecured Notes, 5.750% due 1/15/30(a)	200,895
	Digicel Group Holdings Ltd.:
56,915	Senior Unsecured Notes, 8.000% due 4/1/25(a)(c)	17,186
82,587	Subordinated Notes, 7.000% (a)(c)(d)	7,433
110,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	100,934
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	47,540
236,000	5.200% due 9/20/47	182,519
84,000	5.300% due 5/15/49	65,961
880,000	4.650% due 5/15/50	635,301
	DISH DBS Corp.:
60,000	Company Guaranteed Notes, 5.125% due 6/1/29	39,528
95,000	Senior Secured Notes, 5.750% due 12/1/28(a)	77,050
80,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	33,986
75,000	Endurance International Group Holdings Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	50,374
	Expedia Group Inc., Company Guaranteed Notes:
405,000	5.000% due 2/15/26	403,731
750,000	3.800% due 2/15/28	695,108
	Frontier Communications Holdings LLC:
	Secured Notes:
9,900	5.875% due 11/1/29	7,902
105,000	6.000% due 1/15/30(a)	85,919

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.3% - (continued)
	Senior Secured Notes:
$45,000	5.875% due 10/15/27(a)	$42,818
90,000	5.000% due 5/1/28(a)	80,100
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	115,659
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	22,250
	Intelsat Jackson Holdings SA:
110,000	Company Guaranteed Notes, 5.500% due 8/1/23(e)(f)	–
90,000	Senior Secured Notes, 6.500% due 3/15/30(a)	82,800
2,990,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 2.400% due 3/1/31	2,358,195
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	28,927
	Lumen Technologies Inc.:
45,000	Senior Secured Notes, 4.000% due 2/15/27(a)	38,362
85,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	72,675
110,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(a)	97,762
200,000	Network i2i Ltd., Company Guaranteed Notes, 3.975% (5-Year CMT Index + 3.390%)(b)(d)	171,000
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(a)	41,251
680,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	565,067
	Paramount Global, Senior Unsecured Notes:
140,000	4.200% due 6/1/29	124,822
343,000	4.950% due 1/15/31	309,240
535,000	4.200% due 5/19/32	443,892
260,000	4.375% due 3/15/43	183,435
150,000	5.850% due 9/1/43	126,920
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	89,947
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	21,588
315,000	Rogers Communications Inc., Company Guaranteed Notes, 4.550% due 3/15/52(a)	256,392
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	42,029
35,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	31,150
2,895,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	2,849,696
300,000	Telefonica Moviles Chile SA, Senior Unsecured Notes, 3.537% due 11/18/31(a)	240,750
55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	16,913
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
890,000	2.250% due 2/15/26	814,904
2,001,000	2.875% due 2/15/31	1,671,834
260,000	5.200% due 1/15/33	261,344
710,000	Senior Unsecured Notes, 3.875% due 4/15/30	652,089
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	32,470
	Uber Technologies Inc., Company Guaranteed Notes:
70,000	7.500% due 9/15/27(a)	70,364
85,000	4.500% due 8/15/29(a)	73,995
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(a)	63,844
150,000	7.375% due 6/30/30(a)	149,703
	Verizon Communications Inc., Senior Unsecured Notes:
9,631,000	1.750% due 1/20/31	7,543,663
1,325,000	2.355% due 3/15/32	1,063,617
185,000	2.850% due 9/3/41	131,550
200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	87,000
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	165,500

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.3% - (continued)
$30,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	$16,275
	Total Communications	45,985,114
Consumer Cyclical - 2.1%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	132,530
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	4,408,250
40,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	22,793
195,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	181,535
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	52,209
85,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(a)	65,450
1,702,000	AutoZone Inc., Senior Unsecured Notes, 1.650% due 1/15/31	1,320,417
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(a)	108,450
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	29,433
400,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	355,968
110,000	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(a)	92,125
	Carnival Corp.:
190,000	Company Guaranteed Notes, 5.750% due 3/1/27(a)	141,281
135,000	Secured Notes, 9.875% due 8/1/27(a)	131,770
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	29,250
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	244,602
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	41,234
20,000	4.250% due 9/1/30	16,000
135,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	116,393
175,000	Dick's Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	118,627
	Dollar General Corp., Senior Unsecured Notes:
255,000	4.250% due 9/20/24	251,212
600,000	3.500% due 4/3/30	544,706
475,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	465,394
200,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(a)	190,948
165,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	142,944
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	64,400
155,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	130,556
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	237,097
400,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.950% due 5/28/27	378,548
165,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	146,883
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	67,950
	General Motors Financial Co., Inc., Senior Unsecured Notes:
335,000	2.400% due 10/15/28	279,179
345,000	3.100% due 1/12/32	276,766
150,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	128,499
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	127,237
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	135,718
95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	61,750
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	293,878
	Lowe's Cos., Inc., Senior Unsecured Notes:
620,000	4.400% due 9/8/25	615,596
560,000	5.000% due 4/15/33	556,809
3,090,000	4.250% due 4/1/52	2,522,230
1,400,000	5.625% due 4/15/53	1,400,626

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 2.1% - (continued)
$130,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	$119,976
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	113,097
690,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	563,773
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	115,288
	McDonald's Corp., Senior Unsecured Notes:
75,000	4.600% due 5/26/45	67,952
580,000	4.200% due 4/1/50	495,624
	Michaels Cos., Inc.:
80,000	Senior Secured Notes, 5.250% due 5/1/28(a)	58,595
100,000	Senior Unsecured Notes, 7.875% due 5/1/29(a)	59,125
110,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	94,986
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	110,821
85,000	NCL Corp., Ltd., Company Guaranteed Notes, 5.875% due 3/15/26(a)	69,724
605,000	O'Reilly Automotive Inc., Senior Unsecured Notes, 4.700% due 6/15/32	590,827
65,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	52,975
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	228,408
110,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(a)	88,000
135,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 8/31/26(a)	117,113
125,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	105,153
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	126,713
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	99,000
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,288,177
	SRS Distribution Inc.:
110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	91,236
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	62,559
	Staples Inc.:
100,000	Senior Secured Notes, 7.500% due 4/15/26(a)	89,214
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	25,589
70,000	Station Casinos LLC, Company Guaranteed Notes, 4.625% due 12/1/31(a)	58,687
3,590,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	3,150,717
160,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	136,823
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	111,014
50,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(a)	29,438
585,664	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	562,500
1,715,278	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,505,648
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	27,931
165,000	4.625% due 4/15/29(a)	146,886
115,000	Victoria's Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	97,060
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	301,950
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	53,111
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,476,795

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 2.1% - (continued)
	Warnermedia Holdings Inc., Company Guaranteed Notes:
$585,000	3.755% due 3/15/27(a)	$533,100
615,000	4.279% due 3/15/32(a)	522,134
4,110,000	5.141% due 3/15/52(a)	3,184,679
40,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	14,721
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	125,197
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	118,950
	Total Consumer Cyclical	41,618,509
Consumer Non-cyclical - 2.4%
	AbbVie Inc., Senior Unsecured Notes:
555,000	3.850% due 6/15/24	547,196
5,120,000	4.550% due 3/15/35	4,870,091
540,000	4.250% due 11/21/49	464,335
281,250	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	220,351
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	174,493
200,000	4.375% due 7/3/29	168,040
265,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	225,227
35,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	7,127
	Alcon Finance Corp., Company Guaranteed Notes:
995,000	2.750% due 9/23/26(a)	911,972
200,000	5.375% due 12/6/32(a)	201,455
200,000	5.750% due 12/6/52(a)	202,324
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	123,500
170,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	153,408
195,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	132,813
3,487,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.700% due 2/1/36	3,345,758
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
565,000	5.550% due 1/23/49	578,462
940,000	4.750% due 4/15/58	859,103
	APi Group DE Inc., Company Guaranteed Notes:
90,000	4.125% due 7/15/29(a)	74,801
115,000	4.750% due 10/15/29(a)	98,699
400,000	Ashtead Capital Inc., Company Guaranteed Notes, 5.500% due 8/11/32(a)	383,406
	BAT Capital Corp., Company Guaranteed Notes:
95,000	2.259% due 3/25/28	79,637
650,000	3.462% due 9/6/29	555,911
800,000	2.726% due 3/25/31	630,037
1,230,000	4.742% due 3/16/32	1,113,980
	Bausch Health Cos., Inc., Senior Secured Notes:
45,000	6.125% due 2/1/27(a)	29,925
90,000	4.875% due 6/1/28(a)	55,134
370,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	307,196
	Cargill Inc., Senior Unsecured Notes:
710,000	2.125% due 11/10/31(a)	567,401
280,000	4.000% due 6/22/32(a)	260,294
65,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(a)	52,975

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.4% - (continued)
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
$70,000	6.000% due 1/15/29(a)	$58,404
85,000	4.750% due 2/15/31(a)	62,279
80,000	Secured Notes, 6.875% due 4/15/29(a)	42,800
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	310,850
610,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	595,679
	Constellation Brands Inc.:
425,000	Company Guaranteed Notes, 3.150% due 8/1/29	376,733
510,000	Senior Unsecured Notes, 2.875% due 5/1/30	438,951
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	52,525
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	91,080
	CSL Finance PLC, Company Guaranteed Notes:
515,000	4.050% due 4/27/29(a)	490,786
515,000	4.250% due 4/27/32(a)	489,083
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	875,209
605,000	2.700% due 8/21/40	425,766
270,000	5.050% due 3/25/48	250,737
	CVS Pass-Through Trust, Pass-Thru Certificates:
1,225,863	6.036% due 12/10/28	1,230,358
1,099,811	6.943% due 1/10/30	1,124,337
535,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	442,992
	Elevance Health Inc., Senior Unsecured Notes:
540,000	3.300% due 1/15/23	538,930
30,000	5.350% due 10/15/25	30,421
590,000	4.100% due 5/15/32	555,467
120,000	5.100% due 1/15/44	113,970
70,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	31,500
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	58,452
20,000	4.750% due 2/1/30	17,750
165,000	4.625% due 4/1/31	142,399
65,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)(e)(f)	48,674
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	197,580
100,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	81,000
	GE Healthcare Holding LLC, Company Guaranteed Notes:
410,000	5.650% due 11/15/27(a)	418,137
510,000	5.857% due 3/15/30(a)	528,708
275,000	5.905% due 11/22/32(a)	288,800
555,000	Gilead Sciences Inc., Senior Unsecured Notes, 1.650% due 10/1/30	445,873
240,000	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	201,691
	GSK Consumer Healthcare Capital US LLC, Company Guaranteed Notes:
500,000	3.375% due 3/24/29	452,980
250,000	3.625% due 3/24/32	220,632
	HCA Inc., Company Guaranteed Notes:
340,000	4.125% due 6/15/29	310,712
315,000	5.125% due 6/15/39	280,769
85,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(a)	67,454

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.4% - (continued)
$160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	$92,031
90,000	Humana Inc., Senior Unsecured Notes, 5.875% due 3/1/33	93,682
200,000	Indofood CBP Sukses Makmur Tbk PT, Senior Unsecured Notes, 3.398% due 6/9/31	161,507
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	66,235
420,000	3.002% due 6/1/51	290,952
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,731,078
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
95,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	78,850
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	196,003
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	120,199
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	65,616
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	61,596
165,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(a)	134,475
110,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	90,585
135,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	113,522
	Mondelez International Inc., Senior Unsecured Notes:
165,000	2.625% due 3/17/27	150,050
1,380,000	1.500% due 2/4/31	1,066,862
75,000	3.000% due 3/17/32	64,580
200,000	Movida Europe SA, Company Guaranteed Notes, 5.250% due 2/8/31	150,998
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	177,482
145,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(a)	128,857
70,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(a)	41,475
195,000	PepsiCo Inc., Senior Unsecured Notes, 3.600% due 2/18/28	188,783
	Performance Food Group Inc., Company Guaranteed Notes:
100,000	5.500% due 10/15/27(a)	96,500
80,000	4.250% due 8/1/29(a)	71,094
	Philip Morris International Inc., Senior Unsecured Notes:
525,000	5.125% due 11/17/27	526,110
295,000	5.625% due 11/17/29	300,001
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(a)	41,331
26,000	4.625% due 4/15/30(a)	22,811
100,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	93,000
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	60,491
740,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	569,704
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	268,819
95,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	57,047
70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	57,575
265,000	Reynolds American Inc., Company Guaranteed Notes, 5.700% due 8/15/35	244,644
	Royalty Pharma PLC, Company Guaranteed Notes:
440,000	1.750% due 9/2/27	372,905
1,195,000	2.200% due 9/2/30	946,942
550,000	2.150% due 9/2/31	424,008
805,000	3.300% due 9/2/40	579,749
100,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	83,734
186,667	Rutas 2 and 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	115,733
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	74,813

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.4% - (continued)
$220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	$208,780
160,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	154,858
580,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	533,946
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	111,006
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	215,699
	Sysco Corp., Company Guaranteed Notes:
290,000	3.250% due 7/15/27	270,028
325,000	3.300% due 2/15/50	229,137
105,000	3.150% due 12/14/51	71,895
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	79,425
100,000	Secured Notes, 6.250% due 2/1/27(a)	95,795
125,000	Senior Secured Notes, 6.125% due 6/15/30(a)	118,448
660,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	512,200
90,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	70,046
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	130,950
	UnitedHealth Group Inc., Senior Unsecured Notes:
580,000	4.000% due 5/15/29	556,965
450,000	5.300% due 2/15/30	464,715
290,000	4.200% due 5/15/32	279,251
405,000	5.350% due 2/15/33	421,705
310,000	3.500% due 8/15/39	256,633
245,000	5.875% due 2/15/53	271,127
85,000	4.950% due 5/15/62	81,528
145,000	6.050% due 2/15/63	162,674
75,000	US Foods Inc., Company Guaranteed Notes, 4.750% due 2/15/29(a)	66,834
185,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25	167,470
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	112,478
	Total Consumer Non-cyclical	47,701,541
Diversified - 0.0%
200,000	Inversiones La Construccion SA, Senior Unsecured Notes, 4.750% due 2/7/32	155,535
Energy - 2.2%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	64,670
	AI Candelaria Spain SA, Senior Secured Notes:
250,000	7.500% due 12/15/28	233,190
250,000	5.750% due 6/15/33(a)	183,750
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	100,265
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	65,586
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	471,139
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	55,500
	BP Capital Markets America Inc., Company Guaranteed Notes:
375,000	3.633% due 4/6/30	348,399
240,000	2.721% due 1/12/32	203,328
350,000	2.939% due 6/4/51	239,072
365,000	3.379% due 2/8/61	259,304
130,000	Callon Petroleum Co., Company Guaranteed Notes, 7.500% due 6/15/30(a)	123,698
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	81,600
90,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	87,975
175,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	145,949

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.2% - (continued)
	CNX Resources Corp., Company Guaranteed Notes:
$90,000	6.000% due 1/15/29(a)	$85,071
40,000	7.375% due 1/15/31(a)	40,022
300,000	ConocoPhillips Co., Company Guaranteed Notes, 3.800% due 3/15/52	243,118
240,000	Continental Resources Inc., Company Guaranteed Notes, 2.268% due 11/15/26(a)	207,518
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(a)	229,395
	Ecopetrol SA, Senior Unsecured Notes:
100,000	4.625% due 11/2/31	75,250
100,000	5.875% due 5/28/45	68,856
550,000	5.875% due 11/2/51	364,483
	EIG Pearl Holdings SARL, Senior Secured Notes:
400,000	3.545% due 8/31/36	330,800
200,000	4.387% due 11/30/46	149,790
	Energy Transfer LP:
	Company Guaranteed Notes:
335,000	5.000% due 5/15/44	277,697
555,000	5.350% due 5/15/45	477,421
	Senior Unsecured Notes:
260,000	4.750% due 1/15/26	255,128
330,000	3.900% due 7/15/26	311,488
480,000	4.950% due 6/15/28	464,322
3,354,000	4.900% due 3/15/35	3,018,112
1,683,000	5.950% due 10/1/43	1,554,847
	Enterprise Products Operating LLC, Company Guaranteed Notes:
640,000	3.750% due 2/15/25	625,567
6,000,000	4.150% due 10/16/28	5,720,298
200,000	2.800% due 1/31/30	172,907
545,000	4.800% due 2/1/49	479,532
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	48,500
85,000	4.750% due 1/15/31(a)	71,556
440,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	359,065
	Exxon Mobil Corp., Senior Unsecured Notes:
320,000	2.992% due 3/19/25	309,917
440,000	4.227% due 3/19/40	404,048
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
369,864	2.160% due 3/31/34(a)	312,330
347,951	2.940% due 9/30/40(a)	277,552
241,633	2.940% due 9/30/40	192,744
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	161,000
200,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	176,000
56,206	Gulfport Energy Corp., Company Guaranteed Notes, 8.000% due 5/17/26(a)	56,024
175,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.375% due 5/15/25(e)(f)	219
	Halliburton Co., Senior Unsecured Notes:
255,000	2.920% due 3/1/30	220,449
235,000	4.850% due 11/15/35	220,246
400,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	439,593
	Hess Midstream Operations LP, Company Guaranteed Notes:
145,000	5.125% due 6/15/28(a)	136,512
165,000	4.250% due 2/15/30(a)	141,075
80,000	5.500% due 10/15/30(a)	73,331
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	180,939

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.2% - (continued)
$366,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	$348,080
250,000	MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	207,063
35,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	32,564
	MPLX LP, Senior Unsecured Notes:
230,000	1.750% due 3/1/26	205,302
320,000	4.125% due 3/1/27	305,427
210,000	4.000% due 3/15/28	196,586
55,000	4.950% due 9/1/32	52,059
450,000	4.950% due 3/14/52	374,369
90,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	86,512
95,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	85,806
40,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	31,212
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	256,817
	Occidental Petroleum Corp., Senior Unsecured Notes:
110,000	6.625% due 9/1/30	114,756
160,000	6.125% due 1/1/31	162,335
45,000	6.450% due 9/15/36	45,112
45,000	6.600% due 3/15/46	45,900
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	172,772
	ONEOK Inc., Company Guaranteed Notes:
165,000	4.550% due 7/15/28	156,834
405,000	3.100% due 3/15/30	342,531
100,000	6.350% due 1/15/31	102,869
235,000	6.100% due 11/15/32	239,278
140,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	151,722
90,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	87,750
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(a)	80,037
70,000	4.625% due 5/1/30(a)	58,695
35,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	31,947
500,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.750% due 6/3/50	431,250
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	156,246
200,000	5.625% due 6/19/47	137,256
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	95,214
355,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	316,892
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
140,000	3.550% due 12/15/29@	122,004
295,000	3.800% due 9/15/30@	258,413
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 2.875% due 1/12/32	208,228
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
82,000	5.625% due 3/1/25	82,204
460,000	5.000% due 3/15/27	454,061
420,000	4.500% due 5/15/30	396,849
	SCC Power PLC, Secured Notes:
411,338	8.000% due 12/31/28(a)(c)	152,195
222,808	4.000% due 5/17/32(a)(c)	7,241
185,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 4.300% due 5/1/29(a)	175,720
6,030,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	5,242,058

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.2% - (continued)
	Shell International Finance BV, Company Guaranteed Notes:
$450,000	3.250% due 4/6/50	$334,596
365,000	3.000% due 11/26/51	256,903
	Southwestern Energy Co., Company Guaranteed Notes:
85,000	5.375% due 2/1/29	80,240
95,000	4.750% due 2/1/32	83,056
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	88,949
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
55,000	6.000% due 4/15/27	54,224
55,000	4.500% due 5/15/29	47,624
	Targa Resources Corp., Company Guaranteed Notes:
345,000	5.200% due 7/1/27	340,379
160,000	4.200% due 2/1/33	139,917
720,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	617,464
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	5,314,034
405,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	290,293
480,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.500% due 10/12/31@	388,843
225,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	197,635
179,375	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	174,442
323,147	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	242,361
100,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	95,470
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	112,125
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	118,476
	Weatherford International Ltd.:
	Company Guaranteed Notes:
38,000	11.000% due 12/1/24(a)	38,967
85,000	8.625% due 4/30/30(a)	81,515
55,000	Senior Secured Notes, 6.500% due 9/15/28(a)	52,937
155,000	Western Midstream Operating LP, Senior Unsecured Notes, 4.300% due 2/1/30	138,119
	Williams Cos., Inc., Senior Unsecured Notes:
475,000	2.600% due 3/15/31	390,886
255,000	3.750% due 6/15/27	241,207
425,000	4.650% due 8/15/32	402,577
	Total Energy	44,129,552

Financial - 10.3%
	Acrisure LLC/Acrisure Finance Inc.:
95,000	Senior Secured Notes, 4.250% due 2/15/29(a)	77,464
80,000	Senior Unsecured Notes, 6.000% due 8/1/29(a)	64,000
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
980,000	4.500% due 9/15/23	967,866
4,195,000	1.650% due 10/29/24	3,860,095
450,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	426,562
965,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	717,623
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	92,110
530,000	American Express Co., Senior Unsecured Notes, 3.950% due 8/1/25	519,009
	American Tower Corp., Senior Unsecured Notes:
475,000	3.650% due 3/15/27	443,803
3,980,000	3.950% due 3/15/29	3,683,377
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	86,413
185,000	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 3.900% due 2/28/52	143,812

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.3% - (continued)
$130,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(a)	$110,500
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(a)	615,560
790,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	544,365
	Avolon Holdings Funding Ltd.:
215,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	182,785
480,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	410,853
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (a)(b)(d)	138,750
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(b)	176,052
	Banco Mercantil del Norte SA, Junior Subordinated Notes:
200,000	6.625% (5-Year CMT Index + 5.034%) (b)(d)	161,600
400,000	7.625% (5-Year CMT Index + 5.353%) (b)(d)	361,208
300,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729%) (b)(d)	278,690
200,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	170,644
	Bank of America Corp.:
	Senior Unsecured Notes:
90,000	3.841% (SOFRRATE + 1.110%) due 4/25/25(b)	87,770
155,000	4.827% (SOFRRATE + 1.750%) due 7/22/26(b)	152,976
230,000	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(b)	216,946
655,000	4.948% (SOFRRATE + 2.040%) due 7/22/28(b)	642,084
1,000,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(b)	919,658
6,920,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(b)	5,359,928
3,115,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(b)	2,523,584
415,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(b)	330,444
1,365,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(b)	1,115,716
375,000	5.015% (SOFRRATE + 2.160%) due 7/22/33(b)	362,032
1,105,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(b)	836,748
720,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(b)	548,138
1,010,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.450% due 4/11/25	977,258
	Barclays PLC, Senior Unsecured Notes:
5,000,000	4.375% due 1/12/26	4,808,788
535,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(b)	553,475
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(b)	173,360
200,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	176,500
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
420,000	4.200% due 8/15/48	377,468
6,135,000	3.850% due 3/15/52	5,009,233
875,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	656,918
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(a)(b)	858,675
295,000	1.323% (SOFRRATE + 1.004%) due 1/13/27(a)(b)	256,236
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,593,285
2,975,000	3.250% due 1/30/31	2,486,744
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087%) due 10/19/27(a)(b)	445,617
	Brighthouse Financial Global Funding, Senior Secured Notes:
195,000	1.000% due 4/12/24(a)	183,004
650,000	1.750% due 1/13/25(a)	599,049
490,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	376,852

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.3% - (continued)
	Capital One Financial Corp., Senior Unsecured Notes:
$550,000	4.985% (SOFRRATE + 2.160%) due 7/24/26(b)	$545,197
1,285,000	5.247% (SOFRRATE + 2.600%) due 7/26/30(b)	1,224,815
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	2,014,788
	Citigroup Inc., Senior Unsecured Notes:
5,000,000	3.106% (SOFRRATE + 2.842%) due 4/8/26(b)	4,742,642
1,185,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(b)	1,097,255
3,555,000	2.976% (SOFRRATE + 1.422%) due 11/5/30(b)	3,031,394
3,375,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(b)	2,652,016
	Corebridge Financial Inc., Senior Unsecured Notes:
440,000	3.850% due 4/5/29(a)	400,540
130,000	3.900% due 4/5/32(a)	114,635
	Credit Suisse Group AG, Senior Unsecured Notes:
510,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(a)(b)	462,646
5,000,000	4.194% (SOFRRATE + 3.730%) due 4/1/31(a)(b)	3,790,556
1,920,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(a)(b)	1,682,003
	Crown Castle Inc., Senior Unsecured Notes:
590,000	4.300% due 2/15/29	562,472
3,410,000	2.100% due 4/1/31	2,704,077
590,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	554,354
1,110,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	931,558
670,000	Fifth Third Bank NA, Senior Unsecured Notes, 5.852% (SOFRRATE + 1.230%) due 10/27/25(b)	675,405
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	5,204,258
216,982	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(c)	181,172
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	244,439
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,095,000	5.776% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	1,081,535
170,000	3.500% due 11/16/26	161,700
6,865,000	1.431% (SOFRRATE + 0.798%) due 3/9/27(b)	6,036,333
530,000	4.482% (SOFRRATE + 1.725%) due 8/23/28(b)	508,823
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(b)	231,615
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(b)	1,405,563
830,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(b)	655,606
140,000	2.650% (SOFRRATE + 1.264%) due 10/21/32(b)	112,435
370,000	3.102% (SOFRRATE + 1.410%) due 2/24/33(b)	307,290
600,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	530,678
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	53,915
	HSBC Holdings PLC:
	Senior Unsecured Notes:
315,000	0.976% (SOFRRATE + 0.708%) due 5/24/25(b)	289,767
310,000	5.210% (SOFRRATE + 2.610%) due 8/11/28(b)	299,143
550,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(b)	506,389
265,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(b)	214,157
1,400,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(b)	1,223,859
1,985,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(b)	1,858,510
1,355,000	Subordinated Notes, 4.762% (SOFRRATE + 2.530%) due 3/29/33(b)	1,172,294
1,735,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.023% (SOFRRATE + 2.050%) due 5/17/33(b)	1,653,798

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.3% - (continued)
	Intercontinental Exchange Inc., Senior Unsecured Notes:
$165,000	4.350% due 6/15/29	$162,074
115,000	4.600% due 3/15/33	111,565
2,030,000	4.950% due 6/15/52	1,945,808
755,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	556,266
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	61,549
100,000	4.500% due 2/15/31(a)	83,720
	JPMorgan Chase & Co., Senior Unsecured Notes:
925,000	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(b)	888,819
535,000	4.323% (SOFRRATE + 1.560%) due 4/26/28(b)	512,737
1,135,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(b)	1,111,279
730,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	667,549
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(b)	4,810,948
1,360,000	2.580% (SOFRRATE + 1.250%) due 4/22/32(b)	1,102,254
2,975,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(b)	2,381,031
655,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(b)	540,029
95,000	4.586% (SOFRRATE + 1.800%) due 4/26/33(b)	89,238
3,110,000	4.912% (SOFRRATE + 2.080%) due 7/25/33(b)	2,999,019
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940%) (b)(d)	462,904
170,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	142,436
300,000	Kimco Realty Corp., Senior Unsecured Notes, 4.450% due 1/15/24	296,471
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	7,575
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	72,002
2,180,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 4.976% (1-Year CMT Index + 2.300%) due 8/11/33(b)	2,006,340
780,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532%) due 1/14/33(a)(b)	598,575
435,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	400,025
615,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(a)	431,587
1,235,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(a)	1,002,169
	Morgan Stanley:
	Senior Unsecured Notes:
185,000	1.593% (SOFRRATE + 0.879%) due 5/4/27(b)	162,982
825,000	2.475% (SOFRRATE + 1.000%) due 1/21/28(b)	732,986
590,000	4.210% (SOFRRATE + 1.610%) due 4/20/28(b)	562,034
5,031,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(b)	4,643,732
3,135,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(b)	2,627,026
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(b)	372,166
405,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(b)	322,064
1,490,000	Subordinated Notes, 2.484% (SOFRRATE + 1.360%) due 9/16/36(b)	1,107,721
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(a)	115,945
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	87,374
125,000	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	108,304
5,275,000	Office Properties Income Trust, Senior Unsecured Notes, 4.500% due 2/1/25	4,673,057
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	111,411
90,000	5.375% due 11/15/29	75,168
1,545,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(a)	1,205,662
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	51,382

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.3% - (continued)
$110,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 4.250% due 2/15/29(a)	$86,123
	PNC Financial Services Group Inc.:
515,000	Senior Unsecured Notes, 5.354% (SOFRRATE + 1.620%) due 12/2/28(b)	518,820
4,450,000	Subordinated Notes, 4.626% (SOFRRATE + 1.850%) due 6/6/33(b)	4,128,496
145,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(a)	106,575
3,720,000	Royal Bank of Canada, Senior Unsecured Notes, 4.406% (SOFRRATE + 0.710%) due 1/21/27(b)	3,574,053
110,000	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	94,050
	Santander Holdings USA Inc., Senior Unsecured Notes:
525,000	3.400% due 1/18/23	524,457
635,000	2.490% (SOFRRATE + 1.249%) due 1/6/28(b)	551,057
250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064%) (a)(b)(d)	210,000
1,905,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,514,142
1,335,000	Societe Generale SA, Subordinated Notes, 6.221% (1-Year CMT Index + 3.200%) due 6/15/33(a)(b)	1,241,551
	Standard Chartered PLC, Senior Unsecured Notes:
7,000,000	1.456% (1-Year CMT Index + 1.000%) due 1/14/27(a)(b)	5,976,712
565,000	7.767% (1-Year CMT Index + 3.450%) due 11/16/28(a)(b)	596,003
235,000	State Street Corp., Senior Unsecured Notes, 5.820% (SOFRRATE + 1.715%) due 11/4/28(b)	243,075
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	3,772,318
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	625,216
250,000	1.000% due 10/6/30	195,380
	Toronto-Dominion Bank, Senior Unsecured Notes:
875,000	4.693% due 9/15/27	865,932
5,965,000	3.200% due 3/10/32	5,154,869
280,000	Truist Financial Corp., Senior Unsecured Notes, 1.887% (SOFRRATE + 0.862%) due 6/7/29(b)	236,145
	UBS Group AG, Senior Unsecured Notes:
1,254,000	1.364% (1-Year CMT Index + 1.080%) due 1/30/27(a)(b)	1,090,118
435,000	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(b)	417,790
3,400,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(a)(b)	2,652,622
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,440,017
423,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875%(d)(f)	5,288
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	51,275
3,950,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(b)	3,056,987
5,650,000	Ventas Realty LP, Company Guaranteed Notes, 3.850% due 4/1/27	5,320,909
	VICI Properties LP, Senior Unsecured Notes:
385,000	4.950% due 2/15/30	363,961
525,000	5.125% due 5/15/32	492,455
245,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	207,073

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.3% - (continued)
	Wells Fargo & Co., Senior Unsecured Notes:
$620,000	3.000% due 4/22/26	$582,259
1,220,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(b)	1,182,079
4,969,000	2.188% (SOFRRATE + 2.000%) due 4/30/26(b)	4,628,100
1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(b)	1,049,653
595,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	552,098
800,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(b)	781,337
680,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(b)	581,689
1,615,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(b)	1,556,155
230,000	5.013% (SOFRRATE + 4.502%) due 4/4/51(b)	216,040
	Welltower Inc., Senior Unsecured Notes:
670,000	2.050% due 1/15/29	548,076
5,725,000	2.750% due 1/15/32	4,546,516
745,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(b)	549,384
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	548,783
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	97,333
170,000	4.875% due 6/1/29(a)	145,304
	Total Financial	205,262,517
Industrial - 0.9%
	Advanced Drainage Systems Inc., Company Guaranteed Notes:
130,000	5.000% due 9/30/27(a)	121,170
50,000	6.375% due 6/15/30(a)	48,117
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	160,000
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 5.250% due 8/15/27(a)	151,260
525,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	482,568
570,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24	541,247
280,836	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	184,064
	Boeing Co., Senior Unsecured Notes:
500,000	5.040% due 5/1/27	495,149
670,000	2.950% due 2/1/30	569,016
105,000	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	103,293
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(a)	124,188
90,000	4.250% due 2/1/32(a)	72,959
100,000	6.375% due 6/15/32(a)	92,387
420,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.450% due 12/2/31	350,020
425,000	Carrier Global Corp., Senior Unsecured Notes, 3.577% due 4/5/50	311,756
400,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%) (b)(d)	352,604
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	41,242
130,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	125,250
140,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	123,550
125,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	84,331
770,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	567,632
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,037,914
	Energizer Holdings Inc., Company Guaranteed Notes:
90,000	6.500% due 12/31/27(a)	85,227
145,000	4.750% due 6/15/28(a)	126,431
115,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	100,053

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 0.9% - (continued)
$145,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	$120,894
200,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	186,030
70,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	59,325
330,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.950% due 10/15/25	333,781
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	60,535
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	55,480
177,780	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	157,614
520,000	Northrop Grumman Corp., Senior Unsecured Notes, 5.150% due 5/1/40	513,979
1,510,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,286,732
160,000	Parker-Hannifin Corp., Senior Unsecured Notes, 4.250% due 9/15/27	155,172
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
290,000	4.200% due 4/1/27(a)	273,695
450,000	4.400% due 7/1/27(a)	428,085
430,000	Raytheon Technologies Corp., Senior Unsecured Notes, 3.030% due 3/15/52	301,494
45,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	39,409
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	53,890
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	96,787
1,175,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	946,878
75,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	66,581
200,000	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	181,504
	TransDigm Inc.:
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	131,950
220,000	Senior Secured Notes, 6.250% due 3/15/26(a)	218,931
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	120,423
44,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	37,730
215,000	Union Pacific Corp., Senior Unsecured Notes, 2.973% due 9/16/62	141,835
815,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26	687,143
	WRKCo Inc., Company Guaranteed Notes:
550,000	3.750% due 3/15/25	530,220
5,245,000	3.900% due 6/1/28	4,830,361
	Total Industrial	18,467,886
Technology - 1.0%
410,000	Apple Inc., Senior Unsecured Notes, 3.850% due 5/4/43	365,944
165,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	123,569
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	14,700
	Broadcom Inc., Senior Unsecured Notes:
1,102,000	3.419% due 4/15/33(a)	895,408
163,000	3.137% due 11/15/35(a)	120,796
80,000	3.187% due 11/15/36(a)	58,265
1,462,000	4.926% due 5/15/37(a)	1,282,894
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	62,687
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	186,125
195,000	3.276% due 12/1/28	164,993
180,000	3.569% due 12/1/31	148,513
80,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	68,500
36,196	CWT Travel Group Inc., Senior Secured Notes, 8.500% due 11/19/26(a)	29,681
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	133,354

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Technology - 1.0% - (continued)
	Intel Corp., Senior Unsecured Notes:
$465,000	4.000% due 8/5/29	$444,392
360,000	4.150% due 8/5/32	339,655
120,000	2.800% due 8/12/41	85,191
385,000	3.250% due 11/15/49	270,136
290,000	3.050% due 8/12/51	197,091
70,000	4.900% due 8/5/52	63,888
450,000	5.050% due 8/5/62	408,844
295,000	International Business Machines Corp., Senior Unsecured Notes, 2.720% due 2/9/32	249,627
247,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 3.150% due 10/15/31	163,682
	Marvell Technology Inc., Company Guaranteed Notes:
450,000	1.650% due 4/15/26	397,343
205,000	2.450% due 4/15/28	173,943
235,000	2.950% due 4/15/31	192,022
770,000	Microchip Technology Inc., Senior Unsecured Notes, 2.670% due 9/1/23	753,006
380,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	281,905
470,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	433,252
	NVIDIA Corp., Senior Unsecured Notes:
695,000	2.850% due 4/1/30	613,083
140,000	3.500% due 4/1/40	116,572
500,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24	495,099
	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
420,000	3.875% due 6/18/26	399,044
250,000	4.300% due 6/18/29	232,946
	Oracle Corp., Senior Unsecured Notes:
540,000	2.300% due 3/25/28	467,884
460,000	6.150% due 11/9/29	480,240
275,000	3.800% due 11/15/37	217,782
15,000	3.600% due 4/1/40	11,265
2,649,000	3.600% due 4/1/50	1,842,873
230,000	4.100% due 3/25/61	163,600
210,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24(a)	192,456
2,890,000	TSMC Arizona Corp., Company Guaranteed Notes, 1.750% due 10/25/26	2,566,933
45,000	Virtusa Corp., Senior Unsecured Notes, 7.125% due 12/15/28(a)	33,750
505,000	VMware Inc., Senior Unsecured Notes, 2.200% due 8/15/31	385,434
260,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	239,449
3,575,000	Xilinx Inc., Company Guaranteed Notes, 2.375% due 6/1/30	3,041,011
	Total Technology	19,608,827
Utilities - 2.3%
575,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	409,512
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	251,993
375,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	275,793
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
610,000	6.125% due 4/1/36	650,559
1,100,000	5.950% due 5/15/37	1,143,966
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(a)	136,825
675,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(a)	636,746
	Calpine Corp.:
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	86,902
75,000	Senior Unsecured Notes, 4.625% due 2/1/29(a)	64,755
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	140,813
70,000	Cleco Corporate Holdings LLC, Senior Secured Notes, 4.973% due 5/1/46	60,350
400,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	282,369

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 2.3% - (continued)
$2,675,000	Dominion Energy Inc., Senior Unsecured Notes, 3.375% due 4/1/30	$2,369,666
270,000	DTE Energy Co., Senior Unsecured Notes, 4.220% due 11/1/24	265,849
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
1,225,000	5.300% due 2/15/40	1,226,933
180,000	3.550% due 3/15/52	137,269
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,510,892
900,000	2.650% due 9/1/26	836,908
1,050,000	2.550% due 6/15/31	863,589
605,000	4.500% due 8/15/32	574,012
210,000	Duke Energy Progress LLC, 1st Mortgage Notes, 2.000% due 8/15/31	167,251
169,500	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	149,796
132,720	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	116,529
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	444,000
335,000	Enel Finance International NV, Senior Unsecured Notes, 5.000% due 6/15/32(a)	304,249
175,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	157,855
810,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	558,967
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	759,656
85,000	Exelon Corp., Senior Unsecured Notes, 4.100% due 3/15/52(a)	69,371
149,412	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	136,232
	Georgia Power Co., Senior Unsecured Notes:
510,000	2.100% due 7/30/23	499,485
415,000	4.700% due 5/15/32	403,443
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	637,051
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	75,681
682,560	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	583,509
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	353,764
141,537	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	134,724
	Minejesa Capital BV, Senior Secured Notes:
200,000	4.625% due 8/10/30	174,000
700,000	5.625% due 8/10/37	538,678
290,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	280,416
515,000	National Rural Utilities Cooperative Finance Corp., Secured Notes, 4.150% due 12/15/32	482,377
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
235,000	4.255% due 9/1/24	231,956
1,025,000	4.625% due 7/15/27	1,016,538
1,155,000	2.250% due 6/1/30	958,137
	NiSource Inc., Senior Unsecured Notes:
1,104,000	3.600% due 5/1/30	992,509
135,000	1.700% due 2/15/31	104,041
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	159,930
545,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	474,315
340,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 2.750% due 5/15/30	297,098
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,385,000	5.450% due 6/15/27	1,349,876
115,000	4.550% due 7/1/30	104,905
1,870,000	2.500% due 2/1/31	1,466,502
455,000	4.950% due 7/1/50	364,252
240,000	Senior Secured Notes, 3.250% due 6/1/31	197,501
170,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	151,868

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 2.3% - (continued)
	Puget Energy Inc., Senior Secured Notes:
$535,000	3.650% due 5/15/25	$509,416
395,000	4.100% due 6/15/30	354,871
	Sempra Energy, Senior Unsecured Notes:
1,025,000	3.400% due 2/1/28	948,097
105,000	3.700% due 4/1/29	96,232
7,317,000	4.000% due 2/1/48	5,634,039
155,925	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	146,211
	Southern California Edison Co., 1st Mortgage Notes:
465,000	5.850% due 11/1/27	480,278
330,000	2.850% due 8/1/29	288,618
485,000	2.750% due 2/1/32	406,360
970,000	4.125% due 3/1/48	775,017
5,000,000	4.875% due 3/1/49	4,396,837
2,010,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	1,818,915
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	221,091
	Total Utilities	45,898,145
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $565,914,420)	483,165,929
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1%
805,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 6.683% (1-Month USD-LIBOR + 2.827%) due 9/15/34(a)(b)	727,821
1,105,035	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(e)	1,019,502
337,351	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)	310,230
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 6.975% (1-Month USD-LIBOR + 3.100%) due 4/15/34(a)(b)	642,962
	Alternative Loan Trust:
613,553	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	529,570
5,238,434	Series 2005-7CB, Class 2A2, 1.006% (1-Month USD-LIBOR + 5.050%) due 3/1/38(b)(g)	186,540
5,238,434	Series 2005-7CB, Class 2A5, 4.494% (1-Month USD-LIBOR + 0.450%) due 3/1/38(b)	3,941,432
4,210,230	Series 2006-OA2, Class A1, 4.359% (1-Month USD-LIBOR + 0.210%) due 5/20/46(b)	3,409,305
2,319,241	Series 2007-4CB, Class 1A1, 4.644% (1-Month USD-LIBOR + 0.600%) due 4/25/37(b)	1,805,190
6,396,587	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	3,087,353
	Angel Oak Mortgage Trust:
418,301	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(b)	388,973
463,039	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(b)	363,010
374,366	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(b)	308,933
753,200	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(b)	586,254
583,976	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(b)	455,811
940,545	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(b)	736,031
1,300,399	Series 2021-6, Class A1, 1.458% due 9/25/66(a)(b)	1,030,442
1,470,586	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(a)	1,281,946
	Angel Oak Mortgage Trust I LLC:
11,873	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	11,805
16,919	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	16,816
16,156	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	16,056

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
	Arbor Multifamily Mortgage Securities Trust:
$4,000,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	$3,388,962
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	1,203,423
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(b)	1,373,018
1,250,000	Series 2022-MF4, Class A5, 3.403% due 2/15/55(a)(b)	1,078,177
2,600,000	Series 2022-MF4, Class B, 3.403% due 2/15/55(a)(b)	2,058,661
	BANK:
10,190,606	Series 2017-BNK4, Class XA, 1.504% due 5/15/50(b)(g)	456,973
15,674,559	Series 2018-BN10, Class XA, 0.841% due 2/15/61(b)(g)	450,230
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	5,947,753
	BBCMS Mortgage Trust:
408,000	Series 2017-DELC, Class E, 6.500% (1-Month USD-LIBOR + 2.625%) due 8/15/36(a)(b)	388,474
407,000	Series 2017-DELC, Class F, 7.500% (1-Month USD-LIBOR + 3.625%) due 8/15/36(a)(b)	384,449
1,236,000	Series 2018-TALL, Class F, 7.110% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(b)	902,280
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,532,813
1,476,544	Series 2020-C7, Class XA, 1.737% due 4/15/53(b)(g)	108,869
280,000	Series 2022-C16, Class A5, 4.600% due 6/15/55(b)	270,003
365,000	Series 2022-C18, Class A4, 5.439% due 12/15/55(b)	374,730
120,000	Series 2022-C18, Class A5, 5.710% due 12/15/55(b)	125,680
2,847,767	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.455% due 2/25/36(b)	2,143,455
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,597,516
2,366,631	Series 2020-B22, Class XA, 1.630% due 1/15/54(b)(g)	208,238
438,698	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(a)(b)	378,816
	BRAVO Residential Funding Trust:
1,109,840	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(a)	992,972
265,099	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(b)	220,109
262,668	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(b)	245,713
1,400,000	BX, Series 2021-MFM1, Class D, 5.375% (1-Month USD-LIBOR + 1.500%) due 1/15/34(a)(b)	1,304,180
	BX Commercial Mortgage Trust:
544,000	Series 2019-XL, Class D, 5.359% (SOFR30A + 1.564%) due 10/15/36(a)(b)	524,110
1,819,000	Series 2019-XL, Class E, 5.709% (SOFR30A + 1.914%) due 10/15/36(a)(b)	1,753,766
3,145,000	Series 2019-XL, Class F, 5.909% (SOFR30A + 2.114%) due 10/15/36(a)(b)	3,018,365
617,615	Series 2021-21M, Class H, 7.885% (1-Month USD-LIBOR + 4.010%) due 10/15/36(a)(b)	545,742
2,900,000	Series 2021-VOLT, Class C, 4.975% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	2,687,388
536,000	Series 2021-VOLT, Class E, 5.875% (1-Month USD-LIBOR + 2.000%) due 9/15/36(a)(b)	498,720
536,000	Series 2021-VOLT, Class F, 6.275% (1-Month USD-LIBOR + 2.400%) due 9/15/36(a)(b)	494,188
	BX Trust:
297,100	Series 2017-SLCT, Class E, 7.150% (1-Month USD-LIBOR + 3.275%) due 7/15/34(a)(b)	292,077
690,900	Series 2018-EXCL, Class C, 5.851% (1-Month USD-LIBOR + 1.975%) due 9/15/37(a)(b)	657,285
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(b)	1,185,037
1,265,000	Series 2022-GPA, Class C, 7.007% (SOFR30A + 3.213%) due 10/15/39(a)(b)	1,252,320

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
	CAMB Commercial Mortgage Trust:
$366,000	Series 2019-LIFE, Class A, 4.943% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	$358,194
5,900,000	Series 2021-CX2, Class C, 2.864% due 11/10/46(a)(b)	4,392,392
285,103	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)	241,465
	CD Mortgage Trust:
16,139,615	Series 2017-CD4, Class XA, 1.382% due 5/10/50(b)(g)	652,362
795,000	Series 2017-CD6, Class C, 4.374% due 11/13/50(b)	680,693
3,489,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 5.875% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(b)	3,274,803
1,191,689	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(a)(b)	1,046,003
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,345,854
31,928,720	Series 2015-GC35, Class XA, 0.870% due 11/10/48(b)(g)	532,239
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	697,291
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,654,239
	COLT Mortgage Loan Trust:
585,844	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(b)	477,220
569,288	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(b)	461,936
187,570	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)	164,696
1,077,682	Series 2021-3, Class A1, 0.956% due 9/27/66(a)(b)	857,563
1,411,260	Series 2021-HX1, Class A1, 1.110% due 10/25/66(a)(b)	1,136,788
1,489,841	Series 2022-1, Class A1, 2.284% due 12/27/66(a)(b)	1,255,561
	Commercial Mortgage Trust:
165,073,589	Series 2013-CR9, Class XA, 0.033% due 7/10/45(b)(g)	6,933
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	993,776
800,000	Series 2016-DC2, Class C, 4.819% due 2/10/49(b)	722,953
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	2,385,703
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(a)	1,967,938
1,150,000	Series 2020-CX, Class C, 2.773% due 11/10/46(a)(b)	849,889
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(b)	3,164,175
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(a)	174,870
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(a)	253,408
155,083	Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 6.071% (SOFR30A + 2.550%) due 7/25/42(a)(b)	154,056
	Credit Suisse Commercial Mortgage Capital Trust:
457,443	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(b)	354,636
549,905	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(b)	415,726
384,752	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	348,519
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class D, 5.475% (1-Month USD-LIBOR + 1.600%) due 5/15/36(a)(b)	106,393
5,300,000	Series 2019-ICE4, Class E, 6.025% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(b)	5,142,992
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	1,880,103
824,000	Series 2016-C7, Class B, 4.475% due 11/15/49(b)	715,187
1,205,000	Series 2018-C14, Class C, 5.080% due 11/15/51(b)	1,019,688
1,511,483	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	883,440

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
	CSMC:
$1,391,235	Series 2010-8R, Class 5A11, 3.557% due 2/26/37(a)(b)	$1,291,436
542,412	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	484,600
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(a)	156,035
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(a)	517,144
203,661	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(b)	180,667
794,239	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(b)	665,076
888,551	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(b)	721,087
1,492,764	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(a)(b)	1,188,669
663,062	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(a)(b)	535,376
1,556,707	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(a)(b)	1,259,669
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 5.555% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(b)	3,393,895
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.338% due 6/10/50(b)(g)	257,087
2,225,897	Series 2020-C9, Class XA, 1.827% due 9/15/53(b)(g)	157,520
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	491,549
	Deephaven Residential Mortgage Trust:
142,098	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(b)	126,109
259,310	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(b)	215,634
1,830,398	Series 2022-2, Class A1, 4.300% due 3/25/67(a)(b)	1,710,204
4,671,275	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.459% (1-Month USD-LIBOR + 0.520%) due 8/19/45(b)	3,282,203
	Ellington Financial Mortgage Trust:
109,759	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(b)	86,387
251,279	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(b)	195,387
934,993	Series 2021-3, Class A1, 1.241% due 9/25/66(a)(b)	750,018
733,064	Series 2022-1, Class A1, 2.206% due 1/25/67(a)(b)	605,858
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
668,447	Series 3835, Class FO, 0.000% due 4/15/41(h)	537,878
1,161,135	Series 4116, Class AP, 1.350% due 8/15/42	991,177
3,952,231	Series 4223, Class SB, 0.884% (1-Month USD-LIBOR + 5.431%) due 7/15/43(b)	2,797,242
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	884,272
932,955	Series 4358, Class Z, 3.000% due 6/15/44	820,700
772,364	Series 4447, Class IO, 5.000% due 3/15/45(g)	168,191
280,290	Series 4493, Class ZG, 3.000% due 7/15/45	246,106
721,489	Series 4504, Class DZ, 3.500% due 8/15/45	664,707
128,089	Series 4518, Class CZ, 3.500% due 10/15/45	117,027
9,163,168	Series 4655, Class CZ, 3.000% due 2/15/47	7,811,104
21,499,495	Series 4726, Class Z, 3.500% due 10/15/47	19,307,338
4,820,762	Series 4892, Class ES, 2.134% (1-Month USD-LIBOR + 6.150%) due 7/25/45(b)(g)	586,317
381,925	Series 5018, Class LW, 1.000% due 10/25/40	306,172
737,385	Series 5083, Class AI, 2.500% due 3/25/51(g)	108,351
1,773,356	Series 5092, Class WI, 2.500% due 4/25/36(g)	186,403
	Federal National Mortgage Association (FNMA), Aces:
11,130,460	Series 2020-M15, Class X1, 1.593% due 9/25/31(b)(g)	643,834
20,877,234	Series 2020-M7, Class X2, 1.332% due 3/25/31(b)(g)	1,472,866
7,075,910	Series 2022-M4, Class A1X, 2.547% due 5/25/30(b)	6,409,174
7,433,881	Series 2022-M5, Class A1, 2.447% due 1/1/34(b)	6,692,447
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	435,024
127,287	Series 2011-51, Class TO, 0.000% due 6/25/41(h)	100,078
490,260	Series 2013-15, Class ZV, 3.000% due 3/25/43	441,908

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
$1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	$902,847
1,666,039	Series 2013-72, Class IW, 3.500% due 7/25/33(g)	148,459
3,134,267	Series 2014-11, Class KZ, 2.500% due 10/25/41	2,791,963
522,926	Series 2014-95, Class ZC, 3.000% due 1/25/45	460,018
746,510	Series 2015-55, Class PD, 2.500% due 3/25/43	711,145
782,206	Series 2016-3, Class MI, 5.500% due 2/25/46(g)	131,898
499,794	Series 2016-43, Class GZ, 3.000% due 7/25/46	430,043
769,010	Series 2017-105, Class ZE, 3.000% due 1/25/48	593,117
193,176	Series 2017-107, Class GA, 3.000% due 8/25/45	191,106
675,014	Series 2017-22, Class BZ, 3.500% due 4/25/47	615,299
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	6,967,534
419,486	Series 2020-35, Class AI, 3.000% due 6/25/50(g)	69,494
748,158	Series 2020-74, Class HI, 5.500% due 10/25/50(g)	153,526
2,132,726	Series 2020-99, Class KI, 1.500% due 11/25/35(g)	127,505
1,053,372	Series 2021-3, Class NI, 2.500% due 2/25/51(g)	151,487
972,887	Series 2021-3, Class TI, 2.500% due 2/25/51(g)	158,088
12,180,412	Series 2021-4, Class GD, 1.000% due 2/25/51	9,420,568
903,571	Series 2022-3, Class PI, 3.000% due 1/25/52(g)	130,769
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(b)	3,257,751
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(a)(b)	2,750,674
	Freddie Mac Multifamily Structured Pass-Through Certificates:
107,646,699	Series K064, Class X1, 0.738% due 3/25/27(b)(g)	2,332,779
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(b)	6,541,831
6,000,000	Series K085, Class A2, 4.060% due 10/25/28(b)	5,882,921
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	2,866,144
2,074,701	Series K118, Class X1, 1.052% due 9/25/30(b)(g)	118,040
63,677,130	Series K119, Class X1, 1.025% due 9/25/30(b)(g)	3,517,391
29,134,242	Series K120, Class X1, 1.133% due 10/25/30(b)(g)	1,775,586
41,412,167	Series K121, Class X1, 1.120% due 10/25/30(b)(g)	2,482,519
12,762,338	Series K122, Class X1, 0.973% due 11/25/30(b)(g)	674,255
23,926,618	Series K124, Class X1, 0.811% due 12/25/30(b)(g)	1,069,391
53,824,429	Series K125, Class X1, 0.675% due 1/25/31(b)(g)	1,927,410
30,651,427	Series K129, Class X1, 1.160% due 5/25/31(b)(g)	1,950,087
30,168,680	Series K130, Class X1, 1.144% due 6/25/31(b)(g)	2,034,654
55,989,422	Series K132, Class X1, 0.608% due 8/25/31(b)(g)	1,954,473
30,331,973	Series K-1519, Class X1, 0.696% due 12/25/35(b)(g)	1,526,560
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,442,472
5,000,000	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 5.571% (SOFR30A + 2.050%) due 12/25/33(a)(b)	4,405,437
	Freddie Mac Strips:
975,480	Series 303, Class C10, 3.500% due 1/15/33(g)	109,508
996,728	Series 375, Class C1, 2.500% due 1/25/51(g)	148,185
1,861,409	Series 386, Class C14, 2.500% due 3/15/52(g)	275,352
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.652% due 12/25/51(a)(b)	1,699,099

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
$3,980,000	Series 2019-K97, Class B, 3.896% due 9/25/51(a)(b)	$3,531,206
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(b)	1,623,048
692,808	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(b)	624,454
	GCAT Trust:
521,243	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(b)	438,768
522,156	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(b)	404,947
694,768	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	557,895
935,449	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(b)	705,659
1,312,852	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(a)(b)	1,013,641
507,520	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(a)(b)	425,930
	Government National Mortgage Association (GNMA):
738,704	Series 2012-116, Class IB, 4.000% due 9/16/42(g)	152,352
1,313,452	Series 2012-32, Class Z, 3.500% due 3/20/42	1,250,889
658,015	Series 2014-12, Class ZB, 3.000% due 1/16/44	608,485
794,953	Series 2014-46, Class IO, 5.000% due 3/16/44(g)	122,501
586,997	Series 2019-5, Class JI, 5.000% due 7/16/44(g)	98,842
26,778,439	Series 2020-173, Class JI, 2.000% due 11/20/50(g)	2,876,510
15,458,974	Series 2021-129, Class IO, 0.989% due 6/16/63(b)(g)	1,141,882
22,828,932	Series 2021-184, Class IO, 0.895% due 12/16/61(b)(g)	1,570,067
15,256,754	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	2,343,234
18,455,071	Series 2021-35, Class IO, 0.994% due 12/16/62(b)(g)	1,371,631
19,477,324	Series 2021-52, Class IO, 0.718% due 4/16/63(b)(g)	1,087,746
17,343,298	Series 2021-58, Class SL, 0.000% (1-Month USD-LIBOR + 3.750%) due 4/20/51(b)(g)	564,403
5,015,858	Series 2021-77, Class EA, 1.000% due 7/20/50	3,858,195
15,396,517	Series 2021-77, Class IT, 2.500% due 5/20/51(g)	2,291,809
20,695,809	Series 2021-79, Class IO, 0.911% due 8/16/63(b)(g)	1,452,813
9,876,031	Series 2022-174, Class AZ, 3.500% due 5/20/51	8,339,721
28,514,243	Series 2022-49, Class IO, 0.761% due 3/16/64(b)(g)	1,793,888
17,402,923	Series 2022-61, Class EI, 3.000% due 7/20/51(g)	2,520,333
31,780,081	Series 2022-80, Class IO, 0.590% due 6/16/64(b)(g)	1,730,765
29,180,650	Series 2022-82, Class IO, 0.538% due 2/16/64(b)(g)	1,511,943
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 6.607% (1-Month USD-LIBOR + 2.732%) due 12/15/36(a)(b)	472,017
500,000	Series 2019-WOLF, Class F, 7.006% (1-Month USD-LIBOR + 3.131%) due 12/15/36(a)(b)	467,618
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 5.725% (1-Month USD-LIBOR + 1.850%) due 7/15/31(a)(b)	369,209
400,000	Series 2018-TWR, Class E, 6.225% (1-Month USD-LIBOR + 2.350%) due 7/15/31(a)(b)	360,000
400,000	Series 2018-TWR, Class F, 6.925% (1-Month USD-LIBOR + 3.050%) due 7/15/31(a)(b)	348,000
400,000	Series 2018-TWR, Class G, 8.050% (1-Month USD-LIBOR + 4.175%) due 7/15/31(a)(b)	324,000
700,000	Series 2021-IP, Class D, 5.975% (1-Month USD-LIBOR + 2.100%) due 10/15/36(a)(b)	637,732
100,000	Series 2022-SHIP, Class A, 4.525% (SOFR30A + 0.731%) due 8/15/36(a)(b)	97,976
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	668,128
10,020,596	Series 2017-GS7, Class XA, 1.230% due 8/10/50(b)(g)	364,692
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(b)	1,317,189
1,200,000	Series 2018-GS9, Class C, 4.503% due 3/10/51(b)	1,009,986
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,285,372

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
$5,080,439	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 4.239% (1-Month USD-LIBOR + 0.300%) due 1/25/47(b)	$4,290,883
951,744	HPLY Trust, Series 2019-HIT, Class F, 7.025% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(b)	897,039
	Imperial Fund Mortgage Trust:
526,856	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(b)	404,285
941,896	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(a)(b)	758,682
1,498,617	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(a)	1,337,659
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(b)	679,095
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	1,707,500
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(a)(b)	715,653
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(a)(b)	575,308
683,000	Series 2022-NLP, Class A, 4.391% (SOFR30A + 0.597%) due 4/15/37(a)(b)	633,343
	JP Morgan Mortgage Trust:
2,224,573	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	2,209,925
6,413,046	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,723,792
1,556,772	Series 2021-3, Class B1, 2.944% due 7/25/51(a)(b)	1,183,340
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.444% due 2/15/48(b)	1,516,368
1,205,000	Series 2015-C28, Class C, 4.284% due 10/15/48(b)	1,096,378
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	498,245
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,021,466
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	872,796
	Legacy Mortgage Asset Trust:
382,858	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	343,973
501,231	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	443,404
257,478	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	226,634
3,270,540	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.524% (1-Month USD-LIBOR + 0.480%) due 3/25/47(b)	2,673,064
	Life Mortgage Trust:
946,600	Series 2021-BMR, Class A, 4.575% (1-Month USD-LIBOR + 0.700%) due 3/15/38(a)(b)	909,798
3,179,908	Series 2021-BMR, Class D, 5.275% (1-Month USD-LIBOR + 1.400%) due 3/15/38(a)(b)	2,988,496
2,400,000	Series 2022-BMR2, Class D, 6.336% (SOFR30A + 2.542%) due 5/15/39(a)(b)	2,285,717
829,000	Med Trust, Series 2021-MDLN, Class G, 9.126% (1-Month USD-LIBOR + 5.250%) due 11/15/38(a)(b)	730,271
6,210,350	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,064,385
	MFA Trust:
338,903	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(b)	292,634
402,819	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(b)	322,707
	Morgan Stanley Bank of America Merrill Lynch Trust:
1,425,000	Series 2014-C17, Class C, 4.638% due 8/15/47(b)	1,330,208
16,149,001	Series 2014-C19, Class XA, 1.102% due 12/15/47(b)(g)	226,877
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,452,840
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,330,540
1,652,000	Series 2016-C31, Class C, 4.408% due 11/15/49(b)	1,344,136
	Morgan Stanley Capital I Trust:
14,277,042	Series 2016-UB11, Class XA, 1.578% due 8/15/49(b)(g)	597,861
12,190,485	Series 2016-UB12, Class XA, 0.790% due 12/15/49(b)(g)	251,685

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
$467,000	Series 2018-SUN, Class A, 4.775% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	$452,914
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,170,451
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	486,860
22,008,891	Series 2019-L3, Class XA, 0.759% due 11/15/52(b)(g)	723,016
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	631,565
1,734,739	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(b)	1,665,576
	New Residential Mortgage Loan Trust:
380,816	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(b)	311,517
269,793	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(a)(b)	233,559
1,141,632	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(a)(b)	947,063
1,118,198	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(b)	891,830
	OBX Trust:
735,614	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(b)	634,724
659,735	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(b)	495,041
1,281,839	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	1,074,313
	PMT Credit Risk Transfer Trust:
860,939	Series 2019-2R, Class A, 6.805% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(b)	822,490
444,376	Series 2019-3R, Class A, 7.755% (1-Month USD-LIBOR + 3.700%) due 11/27/31(a)(b)	424,790
1,441,420	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(a)	1,295,960
1,112,437	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	994,161
	PRPM LLC:
292,271	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(b)	266,969
530,504	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)	469,649
703,568	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	635,204
663,732	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	593,902
3,761,251	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	3,380,886
654,051	Series 2021-8, Class A1, 1.743% due 9/25/26(a)(b)	587,946
1,744,604	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(a)	1,554,584
257,437	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(a)	228,043
992,832	Series 2022-5, Class A1, step bond to yield, 6.900% due 9/27/27(a)	981,135
	Rali Trust:
1,201,747	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	958,908
3,132,352	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,451,703
3,753,682	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	2,283,933
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(a)(b)	2,569,400
296,239	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(b)	270,991
	Seasoned Credit Risk Transfer Trust:
362,161	Series 2019-1, Class MA, 3.500% due 7/25/58	344,541
541,076	Series 2019-1, Class MT, 3.500% due 7/25/58	486,455
5,599,924	Series 2019-4, Class MV, 3.000% due 2/25/59	4,947,355
672,520	Series 2020-1, Class MT, 2.500% due 8/25/59	572,768
6,576,705	Series 2020-2, Class MT, 2.000% due 11/25/59	5,447,907
6,527,437	Series 2020-3, Class M5TW, 3.000% due 5/25/60	5,862,148
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(a)(b)	2,451,034
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	143,690

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1% (continued)
	SG Residential Mortgage Trust:
$938,217	Series 2021-1, Class A1, 1.160% due 7/25/61(a)(b)	$763,067
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(a)(b)	3,337,526
5,150,000	SMRT, Series 2022-MINI, Class D, 5.745% (SOFR30A + 1.950%) due 1/15/39(a)(b)	4,814,336
795,000	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(b)	593,492
609,686	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(b)	560,430
	Starwood Mortgage Residential Trust:
214,317	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(b)	197,452
803,671	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(b)	642,920
1,140,174	Series 2021-4, Class A1, 1.162% due 8/25/56(a)(b)	910,246
1,028,092	Series 2021-6, Class A1, 1.920% due 11/25/66(a)(b)	826,268
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 5.250% (1-Month USD-LIBOR + 1.375%) due 7/15/36(a)(b)	3,283,701
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	789,104
1,565,369	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(b)	1,263,672
610,133	Triangle Re Ltd., Series 2021-3, Class M1A, 5.447% (SOFR30A + 1.900%) due 2/25/34(a)(b)	606,763
448,928	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(b)	364,505
	UBS Commercial Mortgage Trust:
4,363,179	Series 2017-C1, Class XA, 1.688% due 6/15/50(b)(g)	223,412
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,693,404
911,115	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.050% due 3/10/46(a)(b)(g)	19
	VCAT LLC:
197,288	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(e)	178,346
896,496	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	805,137
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(b)	2,518,871
323,044	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(b)	266,800
461,745	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(b)	354,298
1,180,242	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(b)	941,714
1,243,234	Series 2021-6, Class A1, 1.630% due 10/25/66(a)(b)	1,011,365
1,408,199	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	1,178,745
276,857	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(b)	240,628
369,222	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(b)	334,563
981,483	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(a)	850,271
340,107	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	301,546
955,648	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(e)	855,575
2,021,475	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)	1,802,978
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,266,002
9,214,012	Series 2017-C38, Class XA, 1.114% due 7/15/50(b)(g)	304,132
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	771,247
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	662,906
9,207,816	Series 2020-C58, Class XA, 1.993% due 7/15/53(b)(g)	918,947
3,454,283	Series 2021-SAVE, Class D, 6.375% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(b)	3,043,962
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $527,786,405)	440,463,263

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 21.9%
	U.S. Treasury Bonds:
$51,735,000	4.125% due 11/15/32	$53,755,898
3,204,000	1.125% due 8/15/40	2,034,916
11,130,000	2.000% due 11/15/41	8,106,205
11,675,000	2.375% due 2/15/42	9,082,329
7,870,000	3.250% due 5/15/42	7,069,473
13,105,000	3.375% due 8/15/42	11,989,027
4,855,000	4.000% due 11/15/42	4,877,758
6,715,000	3.625% due 2/15/44	6,315,510
12,905,000	3.375% due 5/15/44	11,643,738
1,390,000	2.250% due 8/15/46	1,009,433
8,500,000	3.000% due 2/15/48	7,160,918
7,800,000	3.125% due 5/15/48	6,736,945
36,325,000	2.375% due 5/15/51	27,013,881
14,245,000	1.875% due 11/15/51	9,367,757
45,645,000	3.000% due 8/15/52	39,083,531
59,890,000	4.000% due 11/15/52	62,285,600
929,744	U.S. Treasury Inflation Indexed Bonds, 0.125% due 2/15/52	643,170
	U.S. Treasury Inflation Indexed Notes:
1,164,684	0.750% due 7/15/28	1,125,179
4,438,301	0.250% due 7/15/29	4,123,805
2,645,207	0.125% due 7/15/30	2,412,133
8,376,628	0.625% due 7/15/32	7,878,393
	U.S. Treasury Notes:
4,535,000	0.125% due 12/15/23	4,323,662
8,105,000	2.500% due 4/30/24	7,871,348
16,760,000	3.000% due 7/31/24	16,363,914
1,700,000	3.250% due 8/31/24	1,665,668
9,790,000	4.250% due 9/30/24	9,760,554
11,945,000	2.750% due 5/15/25	11,539,990
12,015,000	2.875% due 6/15/25	11,643,286
3,400,000	3.000% due 7/15/25	3,301,719
2,200,000	3.125% due 8/15/25	2,143,023
31,060,000	0.250% due 8/31/25(i)	27,949,147
1,700,000	3.500% due 9/15/25	1,672,641
1,580,000	0.375% due 11/30/25	1,416,260
10,400,000	0.750% due 4/30/26	9,321,812
22,140,000	2.750% due 4/30/27	21,122,944
2,200,000	2.750% due 7/31/27	2,096,188
2,000,000	3.125% due 8/31/27	1,938,906
1,400,000	4.125% due 10/31/27	1,417,828
3,326,000	2.750% due 2/15/28	3,154,113
2,600,000	2.625% due 7/31/29	2,425,719
2,300,000	3.125% due 8/31/29	2,212,402
10,520,000	2.750% due 8/15/32	9,744,150
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $468,972,013)	436,800,873

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 20.3%
FHLMC - 4.3%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$3,799,737	3.030% due 1/1/50	3,046,487
10,431,236	3.000% due 3/1/35 - 4/1/50	9,390,897
13,515,110	3.500% due 12/1/46 - 1/1/48	12,651,601
52,389	4.000% due 12/1/47	50,539
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
16,922,465	2.000% due 12/1/40 - 4/1/52	14,034,630
16,531,412	2.500% due 5/1/50 - 4/1/52	14,189,440
28,456,945	3.000% due 2/1/33 - 6/1/52	25,472,370
858,553	3.500% due 8/1/43	808,832
2,759,526	4.000% due 10/1/44 - 7/1/49	2,666,798
4,105,688	4.500% due 5/1/48 - 10/1/52	4,003,035
	TOTAL FHLMC	86,314,629
FNMA - 13.6%
	Federal National Mortgage Association (FNMA):
225,065	2.250% due 4/1/33	186,169
697,358	2.500% due 1/1/57	596,968
4,443,000	2.760% due 9/1/31	3,940,186
1,736,584	2.992% due 5/1/44 (b)	1,762,978
4,514,791	3.000% due 4/1/53	4,054,842
285,000	3.400% due 9/1/32	262,208
475,000	3.520% due 11/1/32	441,611
175,000	3.650% due 7/1/32	164,329
430,648	3.890% due 9/1/32	413,093
	Federal National Mortgage Association (FNMA) UMBS:
2,525,000	1.500% due 10/1/52 - 12/1/52(j)	1,967,821
45,755,347	2.000% due 9/1/40 - 2/1/52	38,008,800
9,270,000	2.000% due 12/1/52 (j)	7,635,076
79,587,641	2.500% due 6/1/30 - 5/1/52	68,561,671
21,826,000	2.500% due 12/1/52 - 1/1/53(j)	18,677,853
32,651,441	3.000% due 2/1/30 - 2/1/52	29,598,779
1,321,000	3.000% due 12/1/52 (j)	1,169,019
16,072,902	3.500% due 7/1/32 - 4/1/52	14,949,085
4,274,000	3.500% due 12/1/37 - 12/1/52(j)	3,936,329
4,805,000	4.000% due 12/1/37 (j)	4,696,887
9,420,876	4.000% due 11/1/38 - 7/1/52	9,007,239
42,401,000	4.500% due 12/1/37 - 1/1/53(j)	41,325,759
12,550,785	4.500% due 5/1/48 - 8/1/52	12,233,365
3,090,000	5.000% due 12/1/52 - 1/1/53(j)	3,074,067
955,000	5.500% due 12/1/52 (j)	965,841
3,475,000	6.000% due 12/1/52 (j)	3,552,896
	TOTAL FNMA	271,182,871

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 20.3% (continued)
GNMA - 2.4%
	Government National Mortgage Association (GNMA):
$1,575,000	2.000% due 12/1/52 (j)	$1,340,227
1,665,000	2.500% due 12/1/52 (j)	1,463,119
8,635,000	3.000% due 12/1/52 (j)	7,798,051
9,507,000	3.500% due 12/1/52 (j)	8,825,170
330,000	4.000% due 12/1/52 (j)	314,982
1,500,000	4.500% due 12/1/52 (j)	1,469,121
	Government National Mortgage Association (GNMA) II:
725,573	2.000% due 10/20/50	621,005
7,699,240	2.500% due 9/20/51 - 10/20/51	6,738,649
6,017,709	3.000% due 4/20/31 - 12/20/51	5,462,099
11,015,078	3.500% due 8/20/42 - 8/20/52	10,265,720
2,619,625	4.000% due 10/20/44 - 3/20/49	2,535,464
1,191,892	4.500% due 2/20/40 - 8/20/49	1,192,411
	TOTAL GNMA	48,026,018
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $436,027,924)	405,523,518
ASSET-BACKED SECURITIES - 9.4%
1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 5.279% (3-Month USD-LIBOR + 1.200)% due 10/15/34(a)(b)(e)	957,737
1,434,868	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	868,912
1,600,000	AIG CLO LLC, Series 2021-1A, Class A, 5.425% (3-Month USD-LIBOR + 1.100)% due 4/22/34(a)(b)	1,550,048
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 5.393% (3-Month USD-LIBOR + 1.150)% due 7/20/32(a)(b)	487,500
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 5.929% (3-Month USD-LIBOR + 1.850)% due 10/15/29(a)(b)	478,866
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,486,521
1,000,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 5.289% (3-Month USD-LIBOR + 1.210)% due 10/15/34(a)(b)	967,558
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 5.874% (3-Month USD-LIBOR + 1.500)% due 1/28/31(a)(b)	965,637
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 5.879% (3-Month USD-LIBOR + 1.800)% due 4/15/31(a)(b)	464,998
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 4.975% (1-Month USD-LIBOR + 1.100)% due 5/15/36(a)(b)	252,326
1,446,141	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.274% (1-Month USD-LIBOR + 0.230)% due 5/25/37(b)	981,121
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	539,680
	Avis Budget Rental Car Funding AESOP LLC:
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	408,281
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(a)	5,423,894
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 5.357% (3-Month USD-LIBOR + 1.130)% due 4/19/34(a)(b)	1,389,980
	Bain Capital Credit CLO Ltd.:
1,660,000	Series 2017-2A, Class AR2, 5.538% (3-Month USD-LIBOR + 1.180)% due 7/25/34(a)(b)	1,597,844
500,000	Series 2021-6A, Class A1, 5.428% (3-Month USD-LIBOR + 1.150)% due 10/21/34(a)(b)	483,112
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 5.475% (3-Month USD-LIBOR + 1.150)% due 4/24/34(a)(b)	968,014
185,737	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(a)	174,370

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.4% (continued)
$1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 5.343% (3-Month USD-LIBOR + 1.100)% due 4/20/34(a)(b)	$1,043,575
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 5.377% (3-Month USD-LIBOR + 1.150)% due 4/19/34(a)(b)	1,984,205
	BSPRT Issuer Ltd.:
775,000	Series 2021-FL6, Class A, 4.975% (1-Month USD-LIBOR + 1.100)% due 3/15/36(a)(b)	754,803
370,000	Series 2021-FL7, Class B, 5.925% (1-Month USD-LIBOR + 2.050)% due 12/15/38(a)(b)	354,506
2,000,000	Capital Four US CLO I Ltd., Series 2021-1A, Class A, 5.404% (3-Month USD-LIBOR + 1.210)% due 1/18/35(a)(b)	1,932,909
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 5.408% (3-Month USD-LIBOR + 1.050)% due 7/27/31(a)(b)	1,931,797
	Carlyle US CLO Ltd.:
765,000	Series 2021-2A, Class A1, 5.323% (3-Month USD-LIBOR + 1.080)% due 4/20/34(a)(b)	736,812
1,537,000	Series 2021-3SA, Class A1, 5.139% (3-Month USD-LIBOR + 1.060)% due 4/15/34(a)(b)	1,483,368
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,540,770
1,327,170	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 4.204% (1-Month USD-LIBOR + 0.160)% due 10/25/36(b)	1,258,438
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 5.363% (3-Month USD-LIBOR + 1.120)% due 4/20/32(a)(b)	486,419
4,541,651	C-BASS Trust, Series 2006-CB9, Class A4, 4.504% (1-Month USD-LIBOR + 0.460)% due 11/25/36(b)	2,090,133
110,178	CF Hippolyta Issuer LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	92,004
5,395,023	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	4,546,522
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 5.463% (3-Month USD-LIBOR + 1.220)% due 1/20/35(a)(b)	1,206,112
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	438,572
4,199,014	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.883% (1-Month USD-LIBOR + 0.480)% due 5/25/36(b)	2,701,311
1,610,888	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352% due 5/20/49(a)	1,451,865
674,725	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	564,368
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 5.199% (3-Month USD-LIBOR + 1.120)% due 1/15/31(a)(b)	1,959,081
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	555,901
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	817,809
197,000	Series 2022-6A, Class B, 6.030% due 8/16/27	196,989
5,466,072	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 3.509% (1-Month USD-LIBOR + 0.140)% due 3/25/37(b)	3,080,050
1,362,296	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(a)	1,283,206
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,620,455
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	6,075,553
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,125,010
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 5.227% (3-Month TSFR3M + 1.400)% due 4/14/35(a)(b)	1,921,756
1,690,000	FS Rialto, Series 2021-FL3, Class A, 5.137% (1-Month USD-LIBOR + 1.250)% due 11/16/36(a)(b)	1,607,412
560,000	FS RIALTO, Series 2021-FL2, Class A, 5.107% (1-Month USD-LIBOR + 1.220)% due 5/16/38(a)(b)	535,085
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 5.525% (3-Month USD-LIBOR + 1.200)% due 1/22/35(a)(b)	2,415,788

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.4% (continued)
$500,000	Generate CLO 9 Ltd., Series 9A, Class A, 5.443% (3-Month USD-LIBOR + 1.200)% due 10/20/34(a)(b)	$484,483
100,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class B, 4.920% due 1/15/27(a)	97,520
1,000,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.210% due 12/20/24	996,038
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,548,564
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(a)	936,399
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 5.875% (1-Month USD-LIBOR + 2.000)% due 9/15/37(a)(b)	766,321
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 5.593% (3-Month USD-LIBOR + 1.350)% due 1/20/33(a)(b)	972,474
1,000,000	Series 2019-1A, Class B1, 6.443% (3-Month USD-LIBOR + 2.200)% due 1/20/33(a)(b)	976,430
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.625% (3-Month USD-LIBOR + 1.210)% due 1/30/35(a)(b)	483,240
	Home Partners of America Trust:
1,703,536	Series 2021-1, Class D, 2.477% due 9/17/41(a)	1,356,978
778,159	Series 2021-1, Class E, 2.577% due 9/17/41(a)	602,254
896,460	Series 2021-1, Class F, 3.325% due 9/17/41(a)	704,078
4,460,989	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	3,382,233
2,239,679	Invitation Homes Trust, Series 2018-SFR1, Class C, 5.154% (1-Month USD-LIBOR + 1.250)% due 3/17/37(a)(b)	2,201,926
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 4.944% (1-Month USD-LIBOR + 0.900)% due 9/25/35(b)	3,168,052
1,000,000	LCM XV LP, Series 15A, Class DR, 7.943% (3-Month USD-LIBOR + 3.700)% due 7/20/30(a)(b)	882,249
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)	1,686,503
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 5.478% (3-Month USD-LIBOR + 1.120)% due 4/25/32(a)(b)	490,303
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 5.199% (3-Month USD-LIBOR + 1.120)% due 7/17/34(a)(b)	1,620,160
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 5.523% (3-Month USD-LIBOR + 1.280)% due 1/20/32(a)(b)	979,306
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.319% (3-Month USD-LIBOR + 1.240)% due 10/17/34(a)(b)	968,543
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 5.558% (3-Month USD-LIBOR + 1.200)% due 7/25/34(a)(b)	969,807
1,315,817	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	1,287,365
1,940,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	1,878,867
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	464,748
8,291,735	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 4.324% (1-Month USD-LIBOR + 0.280)% due 11/25/37(b)	4,086,987
	MF1 LLC:
1,920,000	Series 2022-FL10, Class A, 6.567% (SOFR30A + 2.635)% due 9/17/37(a)(b)	1,889,858
2,930,000	Series 2022-FL9, Class A, 6.082% (SOFR30A + 2.150)% due 6/19/37(a)(b)	2,889,255
	MF1 Ltd.:
3,300,000	Series 2022-FL8, Class A, 4.768% (SOFR30A + 1.350)% due 2/19/37(a)(b)	3,151,500
845,000	Series 2022-FL8, Class AS, 5.168% (SOFR30A + 1.750)% due 2/19/37(a)(b)	804,427
996,866	MKS CLO Ltd., Series 2017-1A, Class AR, 5.243% (3-Month USD-LIBOR + 1.000)% due 7/20/30(a)(b)	976,495
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 5.493% (3-Month USD-LIBOR + 1.250)% due 10/20/30(a)(b)	977,749

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.4% (continued)
$462,691	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970% due 12/16/69(a)	$382,241
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 4.779% (1-Month USD-LIBOR + 0.735)% due 10/25/35(b)	3,262,424
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 5.876% (3-Month USD-LIBOR + 1.270)% due 11/15/30(a)(b)	976,155
1,000,000	Ocean Trails CLO X, Series 2020-10A, Class AR, 5.299% (3-Month USD-LIBOR + 1.220)% due 10/15/34(a)(b)	966,446
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, 5.393% (3-Month USD-LIBOR + 1.150)% due 7/20/34(a)(b)	484,377
	Pagaya AI Debt Selection Trust:
1,099,547	Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,026,361
1,999,891	Series 2021-3, Class B, 1.740% due 5/15/29(a)	1,815,492
1,499,802	Pagaya AI Debt Trust, Series 2022-1, Class B, 3.344% due 10/15/29(a)	1,320,144
1,000,000	Peace Park CLO Ltd., Series 2021-1A, Class A, 5.373% (3-Month USD-LIBOR + 1.130)% due 10/20/34(a)(b)	964,575
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.044% (1-Month USD-LIBOR + 3.000)% due 3/25/26(a)(b)	1,734,640
555,965	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	496,386
	Pretium Mortgage Credit Partners I LLC:
625,988	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(a)	576,605
1,225,931	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(a)	1,099,826
	Progress Residential Trust:
1,900,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(a)	1,559,969
335,000	Series 2022-SFR3, Class A, 3.200% due 4/17/39(a)	302,767
249,339	Series 2022-SFR5, Class A, 4.451% due 6/17/39(a)	235,531
1,065,000	Series 2022-SFR6, Class A, 4.451% due 7/20/39(a)	1,012,697
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 5.019% (3-Month USD-LIBOR + 0.940)% due 10/15/30(a)(b)	1,957,577
2,010,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 5.403% (3-Month USD-LIBOR + 1.160)% due 4/20/34(a)(b)	1,943,264
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 5.729% (3-Month USD-LIBOR + 1.650)% due 7/17/31(a)(b)	960,540
1,000,000	Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, 5.393% (3-Month USD-LIBOR + 1.150)% due 1/20/35(a)(b)	965,966
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 5.229% (3-Month USD-LIBOR + 1.150)% due 7/15/35(a)(b)	1,666,566
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 5.189% (3-Month USD-LIBOR + 1.110)% due 7/15/36(a)(b)	1,426,288
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 5.299% (3-Month USD-LIBOR + 1.220)% due 10/15/34(a)(b)	484,127
	Santander Drive Auto Receivables Trust:
840,000	Series 2022-4, Class B, 4.420% due 11/15/27	809,563
185,000	Series 2022-6, Class B, 4.720% due 6/15/27	179,640
740,000	Series 2022-7, Class B, 5.950% due 1/17/28	742,444
91,276	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(a)	88,757
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	900,299
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 5.428% (3-Month USD-LIBOR + 1.070)% due 4/25/34(a)(b)	1,652,482
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 5.538% (3-Month USD-LIBOR + 1.180)% due 10/25/34(a)(b)	482,479
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 7.104% (1-Month USD-LIBOR + 3.200)% due 4/17/38(a)(b)	3,208,445

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.4% (continued)
$8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 4.326% (1-Month USD-LIBOR + 0.310)% due 7/25/36(b)	$2,756,392
853,634	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	696,819
1,902,969	Sunrun Demeter Issuer, Series 2021-2A, Class A, 2.270% due 1/30/57(a)	1,486,842
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 5.207% (3-Month USD-LIBOR + 0.980)% due 4/19/34(a)(b)	1,881,802
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 5.079% (3-Month USD-LIBOR + 1.000)% due 4/15/34(a)(b)	1,664,218
6,575,931	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	5,313,458
21,955	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740% due 4/15/24(a)	21,913
1,000,000	Trimaran Cavu Ltd., Series 2021-3A, Class A, 5.404% (3-Month USD-LIBOR + 1.210)% due 1/18/35(a)(b)	968,838
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.111% (1-Month USD-LIBOR + 1.200)% due 3/15/38(a)(b)	531,094
	Upstart Pass-Through Trust:
660,357	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)	617,468
752,775	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)	694,276
	Upstart Securitization Trust:
604,706	Series 2019-3, Class C, 5.381% due 1/21/30(a)	596,855
1,500,000	Series 2020-1, Class C, 4.899% due 4/22/30(a)	1,464,812
151,216	Series 2021-3, Class A, 0.830% due 7/20/31(a)	146,746
415,487	Series 2021-4, Class A, 0.840% due 9/20/31(a)	400,962
1,404,155	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(a)	1,260,646
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.209% (3-Month USD-LIBOR + 1.130)% due 4/15/34(a)(b)	1,645,423
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 5.319% (3-Month USD-LIBOR + 1.240)% due 4/15/34(a)(b)	641,286
1,171,211	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,058,219
760,190	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(e)	709,290
852,694	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	752,638
521,714	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	485,832
	Wellfleet CLO X Ltd.:
1,335,000	Series 2019-XA, Class A1R, 5.413% (3-Month USD-LIBOR + 1.170)% due 7/20/32(a)(b)	1,290,238
1,000,000	Series 2019-XA, Class A2R, 5.993% (3-Month USD-LIBOR + 1.750)% due 7/20/32(a)(b)	948,297
883,813	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	710,081
995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 5.244% (3-Month USD-LIBOR + 1.050)% due 7/18/31(a)(b)	968,514
992,500	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	844,731
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $209,321,331)	187,162,858
SENIOR LOANS(b) - 0.9%
80,000	AAdvantage Loyality IP Ltd., 8.993% (3-Month USD-LIBOR + 0.475)% due 4/20/28	79,443
	Acrisure LLC:
150,651	7.571% (1-Month USD-LIBOR + 0.350)% due 2/15/27	140,777
223,313	8.321% (1-Month USD-LIBOR + 0.425)% due 2/15/27	214,101
40,625	Acuris Finance U.S. Inc., 7.703% (3-Month USD-LIBOR + 0.400)% due 2/16/28	39,841
136,767	ADMI Corp., 7.821% (1-Month USD-LIBOR + 0.375)% due 12/23/27	124,800
164,588	Air Canada, 8.130% (3-Month USD-LIBOR + 0.350)% due 8/11/28	162,530

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.9% (continued)
$108,350	AlixPartners LLP, 6.821% (1-Month USD-LIBOR + 0.275)% due 2/4/28	$106,116
106,425	Alliant Holdings Intermediate LLC, 7.321% (1-Month USD-LIBOR + 0.325)% due 5/9/25	104,163
49,500	Allied Universal Holdco LLC, 7.821% (1-Month USD-LIBOR + 0.375)% due 5/12/28	46,727
61,786	Allspring Buyer LLC, 6.688% (3-Month USD-LIBOR + 0.300)% due 11/1/28	60,885
73,558	Amentum Government Services Holdings LLC, 7.798% (3-Month USD-LIBOR + 0.400)% due 1/29/27	72,455
54	American Airlines Inc., 5.805% (1-Month USD-LIBOR + 0.175)% due 1/29/27	51
37,330	American Trailer World Corp., 7.936% (1-Month USD-LIBOR + 0.375)% due 3/3/28	33,340
9,825	AmWINS Group Inc., 6.321% (1-Month USD-LIBOR + 0.225)% due 2/19/28	9,613
76,411	Artera Services LLC, 6.924% (3-Month USD-LIBOR + 0.325)% due 3/6/25	61,875
496,250	Ascend Learning LLC, 7.571% (1-Month USD-LIBOR + 0.350)% due 12/11/28	468,817
240,383	Astra Acquisition Corp., 9.321% (1-Month USD-LIBOR + 0.525)% due 10/25/28	217,145
20,000	Asurion LLC, 9.321% (1-Month USD-LIBOR + 0.525)% due 1/31/28	15,380
	Aveanna Healthcare LLC:
270,796	0.000% due 7/17/28(k)	207,800
389,425	Bausch + Lomb Corp., 7.149% (1-Month USD-LIBOR + 0.325)% due 5/10/27	368,591
140,161	Blackhawk Network Holdings Inc., 7.077% (3-Month USD-LIBOR + 0.300)% due 6/15/25	136,350
112,981	Brookfield WEC Holdings Inc., 6.821% (1-Month USD-LIBOR + 0.275)% due 8/1/25	110,780
13,866	Brown Group Holdings LLC, 6.571% (1-Month USD-LIBOR + 0.250)% due 6/7/28	13,545
83,300	Cablevision Lightpath LLC, 7.123% (1-Month USD-LIBOR + 0.325)% due 11/30/27	81,218
14,550	Calpine Corp., 6.071% (1-Month USD-LIBOR + 0.200)% due 8/12/26	14,354
8,771	Camelot U.S. Acquisition 1 Co., 7.071% (1-Month USD-LIBOR + 0.300)% due 10/30/26	8,620
	Carnival Corp.:
58,650	5.877% (3-Month USD-LIBOR + 0.300)% due 6/30/25	56,322
387,075	6.127% (3-Month USD-LIBOR + 0.325)% due 10/18/28	362,720
261,902	Cengage Learning Inc., 7.814% (3-Month USD-LIBOR + 0.475)% due 7/14/26	240,034
122,813	Charter Next Generation Inc., 7.821% (1-Month USD-LIBOR + 0.375)% due 12/1/27	119,493
232,650	CHG Healthcare Services Inc., 7.321% (1-Month USD-LIBOR + 0.325)% due 9/29/28	227,790
37,493	Clear Channel Outdoor Holdings Inc., 7.914% (3-Month USD-LIBOR + 0.350)% due 8/21/26	34,229
141,038	CMG Media Corp., 7.571% (1-Month USD-LIBOR + 0.350)% due 12/17/26	130,813
88,650	CNT Holdings I Corp., 7.239% (3-Month USD-LIBOR + 0.350)% due 11/8/27	85,672
9,174	Columbus McKinnon Corp., 6.438% (3-Month USD-LIBOR + 0.275)% due 5/14/28	9,013
44,550	Conair Holdings LLC, 7.424% (3-Month USD-LIBOR + 0.375)% due 5/17/28	37,366
63,375	Connect Finco SARL, 7.580% (1-Month USD-LIBOR + 0.350)% due 12/11/26	62,504
98,000	Conservice Midco LLC, 8.321% (1-Month USD-LIBOR + 0.425)% due 5/13/27	94,651
83,023	Constellation Renewables LLC, 7.240% (3-Month USD-LIBOR + 0.250)% due 12/15/27	82,175
223,875	Cornerstone OnDemand Inc., 7.821% (1-Month USD-LIBOR + 0.375)% due 10/16/28	199,920
78,202	CQP Holdco LP, 7.424% (3-Month USD-LIBOR + 0.375)% due 6/5/28	77,088
35,700	Cyanco Intermediate 2 Corp., 7.571% (1-Month USD-LIBOR + 0.350)% due 3/16/25	34,218
99,865	Cyxtera DC Holdings Inc., 7.360% (3-Month USD-LIBOR + 0.300)% due 5/1/24	87,506
146,434	DCert Buyer Inc., 8.696% (6-Month USD-LIBOR + 0.400)% due 10/16/26	140,630
15,000	DG Investment Intermediate Holdings 2 Inc., 10.821% (1-Month USD-LIBOR + 0.675)% due 3/30/29	13,200
58,331	Diamond Sports Group LLC, 7.144% (1-Month USD-LIBOR + 0.325)% due 8/24/26	9,224
118,841	DIRECTV Financing LLC, 9.071% (1-Month USD-LIBOR + 0.500)% due 8/2/27	113,655
187,413	EAB Global Inc., 7.571% (1-Month USD-LIBOR + 0.350)% due 8/16/28	180,351
24,625	Ecovyst Catalyst Technologies LLC, 6.915% (3-Month USD-LIBOR + 0.250)% due 6/9/28	24,153
	EG Group Ltd.:
66,930	7.674% (3-Month USD-LIBOR + 0.400)% due 2/7/25	61,001
39,603	7.924% (3-Month USD-LIBOR + 0.425)% due 3/31/26	36,179
	Envision Healthcare Corp.:
66,320	7.494% (1-Month USD-LIBOR + 0.375)% due 3/31/27	14,811
27,086	7.994% (1-Month USD-LIBOR + 0.425)% due 3/31/27	8,126

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.9% (continued)
$4,924	eResearchTechnology Inc., 8.571% (1-Month USD-LIBOR + 0.450)% due 2/4/27	$4,488
228,850	Fertitta Entertainment LLC, 8.086% (1-Month USD-LIBOR + 0.400)% due 1/27/29	217,927
96,617	Filtration Group Corp., 7.071% (1-Month USD-LIBOR + 0.300)% due 3/31/25	95,253
106,514	First Advantage Holdings LLC, 6.821% (1-Month USD-LIBOR + 0.275)% due 1/31/27	104,472
148,268	Flutter Entertainment PLC, 5.892% (3-Month USD-LIBOR + 0.225)% due 7/21/26	146,250
290,000	Formula One Management Ltd., 0.000% due 1/15/30(k)	288,460
118,196	Gainwell Acquisition Corp., 7.674% (3-Month USD-LIBOR + 0.400)% due 10/1/27	115,122
155,000	Garda World Security Corp., 8.930% (3-Month USD-LIBOR + 0.425)% due 10/30/26	148,529
83,346	Getty Images Inc., 8.625% (1-Month USD-LIBOR + 0.450)% due 2/19/26	82,679
46,201	Grab Holdings Inc., 0.000% (1-Month USD-LIBOR + 0.450)% due 1/29/26	72,167
130,270	Graham Packaging Co., Inc., 7.071% (1-Month USD-LIBOR + 0.300)% due 8/4/27	127,176
151,574	Granite U.S. Holdings Corp., 7.688% (3-Month USD-LIBOR + 0.400)% due 9/30/26	151,005
565,725	Gray Television Inc., 6.768% (1-Month USD-LIBOR + 0.300)% due 12/1/28	549,862
108,083	Great Outdoors Group LLC, 7.821% (1-Month USD-LIBOR + 0.375)% due 3/6/28	103,733
24,538	Greystone Select Financial LLC, 9.227% (3-Month USD-LIBOR + 0.500)% due 6/16/28	23,128
45,247	Gulf Finance LLC, 10.684% (1-Month USD-LIBOR + 0.675)% due 8/25/26	37,078
122,373	H-Food Holdings LLC, 7.759% (1-Month USD-LIBOR + 0.369)% due 5/23/25	105,665
84,150	HighTower Holding LLC, 8.278% (3-Month USD-LIBOR + 0.400)% due 4/21/28	78,470
64,025	Horizon Therapeutics USA Inc., 5.813% (1-Month USD-LIBOR + 0.175)% due 3/15/28	63,305
453,863	Hunter Douglas Holding BV, 7.859% (3-Month USD-LIBOR + 0.350)% due 2/26/29(e)	395,106
193,685	Husky Injection Molding Systems Ltd., 5.877% (3-Month USD-LIBOR + 0.300)% due 3/28/25	181,731
	Hyland Software Inc.:
10,000	10.321% (1-Month USD-LIBOR + 0.525)% due 7/7/25 (e)	9,500
40,125	10.321% (1-Month USD-LIBOR + 0.625)% due 7/7/25	37,843
	Icon PLC:
163,599	5.938% (3-Month USD-LIBOR + 0.225)% due 7/3/28	162,688
95,551	iHeartCommunications Inc., 7.071% (1-Month USD-LIBOR + 0.300)% due 5/1/26	89,392
118,500	Ingram Micro Inc., 7.174% (3-Month USD-LIBOR + 0.350)% due 6/30/28	116,611
251,296	Intelsat Jackson Holdings SA, 7.445% (6-Month USD-LIBOR + 0.425)% due 2/1/29	242,438
143,188	ION Trading Finance Ltd., 8.424% (3-Month USD-LIBOR + 0.475)% due 4/1/28	136,744
43,280	IRB Holding Corp., 6.894% (1-Month USD-LIBOR + 0.300)% due 12/15/27	41,592
129,155	Jazz Pharmaceuticals PLC, 7.571% (1-Month USD-LIBOR + 0.350)% due 5/5/28	128,025
108,277	Kestrel Bidco Inc., 6.939% (1-Month USD-LIBOR + 0.300)% due 12/11/26	96,935
108,087	Kronos Acquisition Holdings Inc., 8.485% (3-Month USD-LIBOR + 0.375)% due 12/22/26	102,402
132,867	LifePoint Health Inc., 8.165% (3-Month USD-LIBOR + 0.375)% due 11/16/25	123,085
33,997	Lions Gate Capital Holdings LLC, 6.321% (1-Month USD-LIBOR + 0.225)% due 3/24/25	32,665
140,238	Lummus Technology Holdings V LLC, 7.571% (1-Month USD-LIBOR + 0.350)% due 6/30/27	134,394
35,995	Maravai Intermediate Holdings LLC, 6.955% (3-Month USD-LIBOR + 0.300)% due 10/19/27	35,320
148,125	Mavis Tire Express Services Topco Corp., 8.125% (1-Month USD-LIBOR + 0.400)% due 5/4/28	142,147
219,450	McAfee Corp., 7.636% (1-Month USD-LIBOR + 0.375)% due 3/1/29	208,067
427,850	Medline Borrower LP, 7.321% (1-Month USD-LIBOR + 0.325)% due 10/23/28	405,863
119,391	Messer Industries GmbH, 6.174% (3-Month USD-LIBOR + 0.250)% due 3/2/26	117,501
104,500	Mileage Plus Holdings LLC, 8.777% (3-Month USD-LIBOR + 0.525)% due 6/21/27	107,374
196,807	Minotaur Acquisition Inc., 8.936% (1-Month USD-LIBOR + 0.475)% due 3/27/26	188,049
163,763	Mirion Technologies Inc., 5.627% (3-Month USD-LIBOR + 0.275)% due 10/20/28	160,453
45,000	Misys Ltd., 10.621% (3-Month USD-LIBOR + 0.725)% due 6/13/25	34,397
38,551	NASCAR Holdings LLC, 6.571% (1-Month USD-LIBOR + 0.250)% due 10/19/26	38,298
43,234	NCR Corp., 6.920% (3-Month USD-LIBOR + 0.250)% due 8/28/26	41,829
173,688	Olympus Water U.S. Holding Corp., 7.438% (3-Month USD-LIBOR + 0.375)% due 11/9/28	165,872
520,876	OneDigital Borrower LLC, 8.494% (3-Month USD-LIBOR + 0.425)% due 11/16/27	493,530

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.9% (continued)
$64,025	Packaging Coordinators Midco Inc., 7.174% (3-Month USD-LIBOR + 0.350)% due 11/30/27	$61,597
68,964	Packers Holdings LLC, 7.129% (1-Month USD-LIBOR + 0.325)% due 3/9/28	59,999
39,102	PAI Holdco Inc., 8.165% (3-Month USD-LIBOR + 0.375)% due 10/28/27	36,267
149,695	Pathway Vet Alliance LLC, 7.424% (3-Month USD-LIBOR + 0.375)% due 3/31/27	131,251
44,497	PCI Gaming Authority, 6.571% (1-Month USD-LIBOR + 0.250)% due 5/29/26	43,885
120,889	Peraton Corp., 7.821% (1-Month USD-LIBOR + 0.375)% due 2/1/28	117,867
74,063	PetSmart LLC, 7.820% (1-Month USD-LIBOR + 0.375)% due 2/11/28	71,073
4,911	PetVet Care Centers LLC, 7.571% (1-Month USD-LIBOR + 0.350)% due 2/14/25	4,537
127,075	PG&E Corp., 7.125% (1-Month USD-LIBOR + 0.300)% due 6/23/25	124,983
	Phoenix Services International LLC:
9,925	10.728% (1-Month USD-LIBOR + 1.200)% due 3/28/23	9,429
14,672	16.086% (1-Month USD-LIBOR + 1.200)% due 3/28/23	13,939
83,509	8.380% (3-Month USD-LIBOR + 0.375)% due 3/1/25(f)	17,522
37,258	Playa Resorts Holding BV, 6.820% (1-Month USD-LIBOR + 0.275)% due 4/29/24	37,173
110,000	PMHC II Inc., 8.494% (3-Month USD-LIBOR + 0.425)% due 4/23/29	92,150
314,800	Polaris Newco LLC, 7.674% (3-Month USD-LIBOR + 0.400)% due 6/2/28	286,959
54,113	Prairie ECI Acquiror LP, 8.821% (1-Month USD-LIBOR + 0.475)% due 3/11/26	52,295
141,013	Pregis TopCo LLC, 7.951% (1-Month USD-LIBOR + 0.375)% due 7/31/26	135,372
193,538	Pretium PKG Holdings Inc., 7.600% (3-Month USD-LIBOR + 0.400)% due 10/2/28	161,927
282,863	Proofpoint Inc., 7.985% (3-Month USD-LIBOR + 0.325)% due 8/31/28	271,814
131,986	Pug LLC, 7.571% (1-Month USD-LIBOR + 0.350)% due 2/12/27	112,848
82,852	Rackspace Technology Global Inc., 7.380% (3-Month USD-LIBOR + 0.275)% due 2/15/28	55,454
253,088	Radiate Holdco LLC, 7.321% (1-Month USD-LIBOR + 0.325)% due 9/25/26	221,411
	Renaissance Holding Corp.:
182,687	7.321% (1-Month USD-LIBOR + 0.325)% due 5/30/25	174,694
35,000	11.071% (1-Month USD-LIBOR + 0.700)% due 5/29/26	33,163
39,400	Rent-A-Center Inc., 7.688% (3-Month USD-LIBOR + 0.325)% due 2/17/28	37,775
9,211	RentPath Inc., 0.000% due 12/31/25(e)	92
42,689	Reynolds Consumer Products LLC, 5.821% (1-Month USD-LIBOR + 0.175)% due 2/4/27	42,168
42,453	Sabre GLBL Inc., 6.071% (1-Month USD-LIBOR + 0.200)% due 2/22/24	42,276
194,513	Scientific Games International Inc., 6.896% (1-Month USD-LIBOR + 0.300)% due 4/14/29	190,476
94,822	Sinclair Television Group Inc., 6.580% (1-Month USD-LIBOR + 0.250)% due 9/30/26	90,497
86,819	Six Flags Theme Parks Inc., 5.830% (1-Month USD-LIBOR + 0.175)% due 4/17/26	84,019
90,000	SkyMiles IP Ltd., 7.993% (3-Month USD-LIBOR + 0.375)% due 10/20/27	91,193
19,450	SMG U.S. Midco 2 Inc., 6.915% (3-Month USD-LIBOR + 0.250)% due 1/23/25	18,757
157,296	Southern Veterinary Partners LLC, 8.071% (1-Month USD-LIBOR + 0.400)% due 10/5/27	150,938
38,075	Spin Holdco Inc., 7.144% (3-Month USD-LIBOR + 0.400)% due 3/4/28	33,966
64,188	SRS Distribution Inc., 7.571% (1-Month USD-LIBOR + 0.350)% due 6/2/28	61,540
49,154	Staples Inc., 7.782% (3-Month USD-LIBOR + 0.500)% due 4/16/26	43,752
34,130	Sunshine Luxembourg VII SARL, 7.424% (3-Month USD-LIBOR + 0.375)% due 10/1/26	32,370
128,672	SWF Holdings I Corp., 7.602% (3-Month USD-LIBOR + 0.400)% due 10/6/28	100,471
141,300	TAMKO Building Products LLC, 7.319% (3-Month USD-LIBOR + 0.300)% due 5/29/26	136,354
49,375	Tecta America Corp., 8.451% (1-Month USD-LIBOR + 0.425)% due 4/10/28	47,178
153,838	Tempo Acquisition LLC, 7.086% (1-Month USD-LIBOR + 0.300)% due 8/31/28	152,491
129,252	Trans Union LLC, 6.321% (1-Month USD-LIBOR + 0.225)% due 12/1/28	126,957
189,092	TransDigm Inc., 5.924% (3-Month USD-LIBOR + 0.225)% due 12/9/25	186,078
93,863	Travelport Finance (Luxembourg) SARL, 5.174% (3-Month USD-LIBOR + 0.150)% due 2/28/25	93,244
66,916	Traverse Midstream Partners LLC, 8.405% (1-Month USD-LIBOR + 0.425)% due 9/27/24	66,414

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.9% (continued)
$74,085	Tricorbraun Holdings Inc., 7.321% (1-Month USD-LIBOR + 0.325)% due 3/3/28	$70,566
133,313	Triton Water Holdings Inc., 7.174% (3-Month USD-LIBOR + 0.350)% due 3/31/28	122,648
9,666	Uber Technologies Inc., 8.235% (3-Month USD-LIBOR + 0.350)% due 2/25/27	9,627
187,932	UFC Holdings LLC, 7.110% (3-Month USD-LIBOR + 0.275)% due 4/29/26	184,514
355,244	UKG Inc., 6.998% (3-Month USD-LIBOR + 0.325)% due 5/4/26	342,661
33,064	Ultra Clean Holdings Inc., 7.821% (1-Month USD-LIBOR + 0.375)% due 8/27/25	32,747
54,175	United AirLines Inc., 8.108% (3-Month USD-LIBOR + 0.375)% due 4/21/28	53,420
12,538	United Natural Foods Inc., 7.451% (1-Month USD-LIBOR + 0.325)% due 10/22/25	12,466
29,175	Univar Solutions USA Inc., 6.071% (1-Month USD-LIBOR + 0.200)% due 7/1/26	29,029
182,700	U.S. Foods Inc., 6.071% (1-Month USD-LIBOR + 0.200)% due 9/13/26	179,985
4,937	Verscend Holding Corp., 8.071% (1-Month USD-LIBOR + 0.400)% due 8/27/25	4,896
39,291	WaterBridge Midstream Operating LLC, 9.127% (3-Month USD-LIBOR + 0.575)% due 6/22/26	37,635
248,125	Whatabrands LLC, 7.321% (1-Month USD-LIBOR + 0.325)% due 8/3/28	235,679
368,784	Zelis Cost Management Buyer Inc., 7.571% (1-Month USD-LIBOR + 0.350)% due 9/30/26	363,846
20,000	Ziggo Financing Partnership, 6.373% (1-Month USD-LIBOR + 0.250)% due 4/30/28	19,336
	TOTAL SENIOR LOANS
	(Cost - $19,063,210)	17,982,451
SOVEREIGN BONDS - 0.8%
Bermuda - 0.1%
890,000	Bermuda Government International Bond, 2.375% due 8/20/30	724,794
Brazil - 0.0%
400,000	Brazilian Government International Bond, 5.625% due 2/21/47	329,583
Chile - 0.0%
	Chile Government International Bond:
200,000	2.550% due 1/27/32	167,087
200,000	3.100% due 5/7/41	145,619
200,000	3.500% due 1/25/50	147,855
400,000	3.100% due 1/22/61	256,600
	Total Chile	717,161
Colombia - 0.1%
	Colombia Government International Bond:
350,000	3.250% due 4/22/32	249,264
300,000	5.000% due 6/15/45	197,949
600,000	4.125% due 5/15/51	348,011
	Total Colombia	795,224
Hungary - 0.0%
595,000	Hungary Government International Bond, 5.250% due 6/16/29(a)	571,676

Indonesia - 0.0%
700,000	Indonesia Government International Bond, 3.700% due 10/30/49	537,045
Mexico - 0.2%
	Mexico Government International Bond:
200,000	2.659% due 5/24/31	165,330
675,000	3.500% due 2/12/34	559,351
1,310,000	4.280% due 8/14/41	1,052,998
1,366,000	4.750% due 3/8/44	1,146,990
200,000	4.350% due 1/15/47	157,283
	Total Mexico	3,081,952

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SOVEREIGN BONDS - 0.8% (continued)
Panama - 0.1%
		Panama Government International Bond:
$400,000		2.252% due 9/29/32	$300,500
1,230,000		4.500% due 4/16/50	942,097
200,000		4.300% due 4/29/53	147,339
200,000		4.500% due 4/1/56	148,339
1,225,000		3.870% due 7/23/60	810,272
400,000		4.500% due 1/19/63	290,707
		Total Panama	2,639,254
Philippines - 0.0%
		Philippine Government International Bond:
200,000		1.648% due 6/10/31	158,188
300,000		3.700% due 3/1/41	240,857
		Total Philippines	399,045
Romania - 0.1%
		Romanian Government International Bond:
636,000		3.000% due 2/27/27(a)	571,605
1,228,000		3.000% due 2/14/31	978,053
		Total Romania	1,549,658
South Africa - 0.0%
200,000		Republic of South Africa Government International Bond, 4.300% due 10/12/28	181,200
South Korea - 0.0%
400,000		Korea Development Bank, 1.625% due 1/19/31	317,852
United Arab Emirates - 0.1%
1,025,000		Finance Department Government of Sharjah, 3.625% due 3/10/33	828,753
United States - 0.1%
1,400,000		U.S. Treasury Notes, 4.125% due 9/30/27	1,417,062
		TOTAL SOVEREIGN BONDS
		(Cost - $18,074,051)	14,090,259

	Rating††
MUNICIPAL BONDS - 0.1%
California - 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	23,174
360,000	AA-	State of California, GO, 7.300% due 10/1/39	443,942
		Total California	467,116
Massachusetts - 0.0%
725,000	Aa1(l)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	705,500
New York - 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	735,743
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	164,428
920,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	882,703
		Total New York	1,782,874
Texas - 0.0%
465,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	417,540
		TOTAL MUNICIPAL BONDS
		(Cost - $3,936,630)	3,373,030

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
OPEN-END FUND - 2.9%
$560,000	iShares 20+ Year Treasury Bond
	(Cost - $55,932,800)	$57,528,800
COMMON STOCKS - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
1,028	Intelsat SA*(e)	24,672
CONSUMER CYCLICAL - 0.0%
Leisure Time - 0.0%
1,073	CWT Travel Holdings Inc.*(e)	5,902
DIVERSIFIED - 0.0%
SPACs - 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(e)	30,184
ENERGY - 0.0%
Oil & Gas - 0.0%
468	Gulfport Energy Corp.*	37,950
INDUSTRIAL - 0.0%
Engineering & Construction - 0.0%
3,092	Mcdermott International Ltd.*	1,391
UTILITIES - 0.0%
Electric - 0.0%
51	Frontera Generation Holdings LLC*(e)	1
	TOTAL COMMON STOCKS
	(Cost - $124,669)	100,100
RIGHTS - 0.0%
214	Intelsat Jackson Holdings SA*(e)	1,525
	TOTAL RIGHTS
	(Cost - $0)	1,525
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,305,153,453)	2,046,192,606

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.1%
$17,606,730		ANZ National Bank - London, 3.180% due 12/1/22	$17,606,730
8	EUR	Citibank - London, 0.730% due 12/1/22	8
43,607,683		Citibank - New York, 3.180% due 12/1/22	43,607,683
136,237		JPMorgan Chase & Co., 3.180% due 12/1/22	136,237
		TOTAL TIME DEPOSITS
		(Cost - $61,350,658)	61,350,658
U.S. GOVERNMENT OBLIGATION - 0.1%
2,600,000		U.S. Treasury Bills, 4.430% due 4/20/23(m)
		(Cost - $2,556,032)	2,555,926
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $63,906,690)	63,906,584
		TOTAL INVESTMENTS - 105.8%
		(Cost - $2,369,060,143)	2,110,099,190
		Liabilities in Excess of Other Assets - (5.8)%	(115,038,398)
		TOTAL NET ASSETS - 100.0%	$1,995,060,792

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $431,285,708 and represents 21.62% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $4,236,325 and represents 0.21% of net assets.
(f)	Security is currently in default.
(g)	Interest only security.
(h)	Principal only security.
(i)	All or a portion of this security is pledged as collateral with the counterparty for open futures contracts.
(j)	This security is traded on a TBA basis .
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Rating by Moody's Investors Service.
(m)	Rate shown represents yield-to-maturity
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

	First Acquisition	First Acquisition	Market	Percent of
Security	Date	Cost	Value	Net Assets
Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
3.550% due 12/15/29	3/24/2022	$134,858	$122,004	0.01%
3.800% due 9/15/30	8/2/2022	209,369	258,413	0.01%
TransCanada PipeLines Ltd., Senior Unsecured Notes:
2.500% due 10/12/31	10/7/2021	476,842	388,843	0.02%
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	220,781	197,635	0.01%
Total			$966,895	0.05%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
UMBS	—	Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Corporate Bonds & Notes	22.9%
Collateralized Mortgage Obligations	20.9
U.S. Government Agencies & Obligations	20.7
Mortgage-Backed Securities	19.2
Asset-Backed Securities	8.9
Open-End Fund	2.7
Senior Loans	0.9
Sovereign Bonds	0.7
Municipal Bonds	0.2
Common Stocks	0.0	*
Rights	0.0	*
Short-Term Investments	2.9
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Core Fixed Income Fund (concluded)

At November 30, 2022, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10Year Note (CBT)	494	3/23	$55,634,425	$56,069,000	$434,575
U.S. 2Year Note (CBT)	124	3/23	25,401,613	25,464,563	62,950
U.S. Ultra Bond (CBT)	30	3/23	4,059,931	4,088,437	28,506
					526,031
Contracts to Sell:
U.S. 10Year Ultra	413	3/23	$(49,121,578)	$49,418,031	$(296,453)
U.S. 5Year Note (CBT)	437	3/23	(47,231,597)	47,445,227	(213,630)
U.S. Long Bond (CBT)	165	3/23	(20,678,827)	20,955,000	(276,173)
					(786,256)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(260,225)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$1,075,000	3.000% due 12/1/37(a) (Proceeds — $992,275)	$(1,011,628)
1,000,000	3.500% due 12/1/37(a) (Proceeds — $958,359)	(960,703)
1,810,000	4.000% due 12/1/52(a) (Proceeds — $1,646,836)	(1,711,511)
2,970,000	5.500% due 12/1/52(a) (Proceeds — $2,987,123)	(3,003,716)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $6,584,593)	$(6,687,558)

(a) This security is traded on a TBA basis.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 48.1%
Basic Materials - 4.0%
$200,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	$192,994
7,498,608		Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(b)	6,954,959
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	192,200
150,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	137,007
		Glencore Funding LLC, Company Guaranteed Notes:
65,000		4.125% due 5/30/23(b)	64,537
15,000		4.125% due 3/12/24(b)	14,757
60,000		4.000% due 4/16/25(b)	58,040
200,000		Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	195,563
5,472,000		Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(b)	5,307,840
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	195,309
200,000		Periama Holdings LLC, Company Guaranteed Notes, 5.950% due 4/19/26	184,704
200,000		Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	181,500
6,500,000		Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(b)	5,330,196
200,000		UPL Corp., Ltd, Senior Unsecured Notes, 4.500% due 3/8/28	167,787
		Total Basic Materials	19,177,393
Communications - 11.2%
3,495,000		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.000% due 3/1/23(b)	3,475,301
8,769,000		Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	8,319,589
8,982,000		Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(b)	8,501,053
75,000		Comcast Corp., Company Guaranteed Notes, 5.250% due 11/7/25	76,280
6,536,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	6,176,520
125,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	126,523
8,209,000		Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(b)	8,106,387
6,342,000	EUR	Linkem SpA, Senior Secured Notes, 7.693% (3-Month EURIBOR + 6.000%) due 2/9/23(a)(b)(c)	6,535,374
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	162,772
200,000		Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	182,500
200,000		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	192,515
4,000,000		Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	4,086,560
7,922,000		TEGNA Inc., Company Guaranteed Notes, 4.750% due 3/15/26(b)	7,743,321
150,000		Verizon Communications Inc., Senior Unsecured Notes, 5.706% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	150,316
		Total Communications	53,835,011
Consumer Cyclical - 3.4%
2,250,000		American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(b)	2,179,687
145,000		Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	142,068
155,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	153,557
43,750,000	SEK	Go North Group AB, Secured Notes, 13.763% (3-Month SEK-STIBOR + 12.000%) due 7/15/25(a)	4,249,665
7,939,294		Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	6,657,388
1,216,000		Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 11.674% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	1,161,360
165,000		Hyundai Capital America, Senior Unsecured Notes, 1.000% due 9/17/24(b)	151,534
894,000		Jaguar Land Rover Automotive PLC, Company Guaranteed Notes, 5.625% due 2/1/23(b)	885,271
90,000		Lowe's Cos., Inc., Senior Unsecured Notes, 4.400% due 9/8/25	89,361
130,000		Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	127,552
7,100,000	NOK	N0r5ke Viking I AS, 11.360% (3-Month NIBOR + 8.000%) due 5/3/24(a)	715,759

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Consumer Cyclical - 3.4% - (continued)
$40,000		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 1.125% due 9/16/24(b)	$36,218
135,000		Warnermedia Holdings Inc., Company Guaranteed Notes, 3.788% due 3/15/25(b)	129,000
		Total Consumer Cyclical	16,678,420
Consumer Non-cyclical - 8.8%
187,500		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	146,901
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	174,493
5,633,000		Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 3.500% due 2/15/23(b)	5,604,835
40,000		BAT Capital Corp., Company Guaranteed Notes, 2.789% due 9/6/24	38,242
100,000		BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	88,643
7,715,000		Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	7,541,104
13,681,000		Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	13,475,785
65,000		Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	64,210
1,805,000		Cooks Venture Inc., Senior Secured Notes, 5.500% due 1/15/25(b)(d)	1,766,914
3,750,000	SEK	Desenio Group AB, 7.056% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(a)	173,252
115,000		Elevance Health Inc., Senior Unsecured Notes, 3.500% due 8/15/24	112,522
150,000		HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	149,396
160,000		Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	151,458
8,497,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	7,902,210
2,306,000		Nathan's Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(b)	2,259,880
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	187,248
		Royalty Pharma PLC, Company Guaranteed Notes:
115,000		0.750% due 9/2/23	110,998
40,000		1.200% due 9/2/25	35,854
135,000		Triton Container International Ltd., Company Guaranteed Notes, 0.800% due 8/1/23(b)	130,051
		UnitedHealth Group Inc., Senior Unsecured Notes:
35,000		5.150% due 10/15/25	35,557
30,000		3.700% due 5/15/27	29,078
8,251,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)	2,454,672
135,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	125,286
		Total Consumer Non-cyclical	42,758,589
Diversified - 0.7%
4,350,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 9.204% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	3,373,297
Energy - 6.7%
250,000		AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	233,190
100,000		Ecopetrol SA, Senior Unsecured Notes, 4.125% due 1/16/25	94,117
		Energy Transfer LP, Senior Unsecured Notes:
120,000		5.875% due 1/15/24	120,459
25,000		4.500% due 4/15/24	24,686
5,000		4.050% due 3/15/25	4,855
162,398		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	150,033
164,720		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	156,565
13,591,000		Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(b)	12,775,540
2,277,000		Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(b)(c)	2,413,620
187,230		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	154,933
		Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
8,913,260		10.000% due 2/29/24(b)	8,890,977
635,000		11.500% due 2/28/25(b)	631,825
200,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	172,772
250,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	242,247

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Energy - 6.7% - (continued)
$1,610,000	EUR	Schletter International BV, Senior Secured Notes, 7.586% (3-Month EURIBOR + 6.750%) due 9/12/25(a)	$1,699,365
155,000		Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(b)	152,349
1,974,012		Transocean Sentry Ltd., Senior Secured Notes, 5.375% due 5/15/23(b)	1,954,788
200,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	187,352
2,298,000		W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	2,273,297
		Total Energy	32,332,970
Financial - 3.3%
		American Express Co., Senior Unsecured Notes:
75,000		3.375% due 5/3/24	73,523
65,000		4.031% (SOFRRATE + 0.930%) due 3/4/25(a)	65,010
155,000		Athene Global Funding, Senior Secured Notes, 4.527% (SOFRINDX + 0.700%) due 5/24/24(a)(b)	152,018
15,000		Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(b)	14,798
100,000		Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(a)	97,000
200,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	190,000
150,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	130,687
150,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	135,081
200,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%) (a)(e)	172,600
200,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	169,000
200,000		Bancolombia SA, Subordinated Notes, 7.139% (5-Year CMT Index + 2.929%) due 10/18/27(a)	191,500
200,000		Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	170,644
200,000		Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	177,750
		Bank of America Corp., Senior Unsecured Notes:
100,000		3.948% (3-Month USD-LIBOR + 0.790%) due 3/5/24(a)	99,860
40,000		4.428% (SOFRRATE + 0.690%) due 4/22/25(a)	39,327
150,000		Bank of Montreal, Senior Unsecured Notes, 3.895% (SOFRINDX + 0.710%) due 3/8/24(a)	149,287
80,000		Bank of Nova Scotia, Senior Unsecured Notes, 0.650% due 7/31/24	74,413
200,000		BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	194,000
60,000		Brighthouse Financial Global Funding, Senior Secured Notes, 0.600% due 6/28/23(b)	58,354
155,000		Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160%) due 7/24/26(a)	153,646
155,000		Charles Schwab Corp., Senior Unsecured Notes, 4.151% (SOFRINDX + 1.050%) due 3/3/27(a)	150,562
		Citigroup Inc., Senior Unsecured Notes:
110,000		5.784% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	109,835
45,000		1.281% (SOFRRATE + 0.528%) due 11/3/25(a)	41,251
940,000		Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	799,000
155,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	149,991
515,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	495,662
18,260		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	14,707

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Financial - 3.3% - (continued)
		JPMorgan Chase & Co., Senior Unsecured Notes:
$155,000		3.900% due 7/15/25	$152,953
75,000		5.059% (SOFRRATE + 1.320%) due 4/26/26(a)	74,293
150,000		Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	149,237
155,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 3.875% due 3/15/24	152,897
125,000		Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFRRATE + 0.455%) due 1/25/24(a)	123,799
200,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	178,638
20,400,000	NOK	Nordic Capital Fund II, 9.160% (3-Month NIBOR + 6.250%) due 6/30/24(a)	2,016,064
110,000		Park Aerospace Holdings Ltd., Company Guaranteed Notes, 4.500% due 3/15/23(b)	109,453
155,000		Royal Bank of Canada, Senior Unsecured Notes, 3.375% due 4/14/25	150,068
7,738,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	7,844,397
165,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	153,111
155,000		Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	152,175
155,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600%) due 6/2/24(a)	152,198
155,000		Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	151,849
		Total Financial	15,830,638
Healthcare - 1.1%
6,073,778		ProSomnus Holdings Inc., zero coupon, due 12/31/49	5,466,400
Industrial - 3.6%
3,732,610		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(f)	3,620,632
160,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	148,993
4,292,000		FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,508,710
2,958,000		Hillenbrand Inc., Company Guaranteed Notes, 5.750% due 6/15/25	2,943,210
9,643,000		INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	6,534,237
140,000		Parker-Hannifin Corp., Senior Unsecured Notes, 3.650% due 6/15/24	136,854
135,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(b)	126,968
135,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	129,417
300,000		Seaspan Corp., Senior Unsecured Notes, 6.500% due 2/5/24(b)	297,000
		Total Industrial	17,446,021
Insurance - 0.4%
20,620,000	SEK	ADDvise Group AB, 9.566% (3-Month SEK-STIBOR + 7.250%) due 5/21/24(a)	1,968,756
Media - 1.3%
9,800,000		BuzzFeed Inc., 7.000% due 9/30/26(d)	6,454,185
Technology - 2.6%
2,529,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	2,424,474
40,000		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	37,867
120,000		Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	114,185
6,623,000	EUR	Fiven ASA, Senior Secured Notes, 7.916% (3-Month EURIBOR + 6.850%) due 6/21/24(a)	6,721,533
13,750,000	SEK	Impala Group PLC, 10.757% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	1,237,837
135,000		Microchip Technology Inc., Senior Unsecured Notes, 0.972% due 2/15/24	127,733
2,227,500		Tigo Energy Inc., Senior Secured Notes, 5.500% due 1/15/25(b)(c)	2,197,123
		Total Technology	12,860,752
Utilities - 1.0%
200,000		AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	185,086
113,000		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	99,864
132,720		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	116,530

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Utilities - 1.0% - (continued)
$165,000	Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	$153,296
3,610,000	M.H.H. Holding BV, 11.592% (3-Month USD-LIBOR + 7.000%) due 2/10/25(a)	3,610,000
200,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(b)	176,882
141,537	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	134,724
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	174,000
	Pacific Gas & Electric Co., 1st Mortgage Notes:
80,000	3.250% due 2/16/24	77,576
50,000	4.950% due 6/8/25	49,072
150,000	Southern California Edison Co., 1st Mortgage Notes, 4.351% (SOFRINDX + 0.830%) due 4/1/24(a)	148,909
	Total Utilities	4,925,939
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $257,292,789)	233,108,371
SENIOR LOANS(a) - 6.5%
3,275,485	Cengage Learning Inc., 7.814% (3-Month USD-LIBOR + 4.750%) due 7/14/26	3,001,982
5,159,000	Diebold Nixdorf Inc., due 11/6/23(g)	3,610,475
1,184,000	First Brands Group LLC, 11.871% (3-Month USD-LIBOR + 8.500%) due 3/30/28	1,059,680
1,704,000	Fogo de Chao Inc., 8.321% (1-Month USD-LIBOR + 4.250%) due 4/7/25	1,592,712
2,877,662	Getty Images Inc., 8.625% (1-Month USD-LIBOR + 4.500%) due 2/19/26	2,854,640
	K&N Parent Inc.:
334,076	due 1/3/23(c)(d)(g)	320,713
7,805,857	7.000% (3-Month USD-LIBOR + 4.750%) due 10/20/23	4,293,221
2,695,935	Lealand Finance Co. BV, 7.071% (1-Month USD-LIBOR + 3.000%) due 6/28/24	1,684,959
2,294,930	MoneyGram International Inc., 8.571% (1-Month USD-LIBOR + 4.500%) due 7/21/26	2,270,558
4,237,159	Monitronics International Inc., due 3/29/24(g)	2,782,415
8,190,230	QuarterNorth Energy Holding Inc., 12.071% (1-Month USD-LIBOR + 8.000%) due 8/27/26	8,135,601
	TOTAL SENIOR LOANS
	(Cost - $37,365,796)	31,606,956
ASSET-BACKED SECURITIES - 5.3%
	AccessLex Institute:
26,184	Series 2004-2, Class A3, 4.548% (3-Month USD-LIBOR + 0.190%) due 10/25/24(a)	26,080
147,459	Series 2007-A, Class A3, 5.057% (3-Month USD-LIBOR + 0.300%) due 5/25/36(a)	142,268
209,000	ACREC Ltd., Series 2021-FL1, Class A, 5.061% (1-Month USD-LIBOR + 1.150%) due 10/16/36(a)(b)	198,814
	Affirm Asset Securitization Trust:
42,124	Series 2020-Z2, Class A, 1.900% due 1/15/25(b)	40,872
100,737	Series 2021-Z1, Class A, 1.070% due 8/15/25(b)	97,699
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 5.393% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	975,000
52,131	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	49,115
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 5.309% (1-Month TSFR1M + 1.514%) due 2/15/35(a)(b)	170,187
225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 4.975% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	218,359
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 5.357% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	482,632
500,000	Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 5.254% (3-Month USD-LIBOR + 1.060%) due 4/18/34(a)(b)	482,698
184,000	BRSP Ltd., Series 2021-FL1, Class A, 5.089% (1-Month USD-LIBOR + 1.150%) due 8/19/38(a)(b)	177,869
	BSPRT Issuer Ltd.:
15,609	Series 2019-FL5, Class A, 5.025% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	15,581
193,000	Series 2021-FL6, Class A, 4.975% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	187,970

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 5.3% (continued)
$209,000	Series 2021-FL7, Class A, 5.195% (1-Month USD-LIBOR + 1.320%) due 12/15/38(a)(b)	$199,717
407,917	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	351,575
1,000,000	Carlyle US CLO Ltd., Series 2021-7A, Class A1, 5.239% (3-Month USD-LIBOR + 1.160%) due 10/15/35(a)(b)	965,510
	CHCP Ltd.:
234,593	Series 2021-FL1, Class A, 5.028% (1-Month TSFR1M + 1.164%) due 2/15/38(a)(b)	229,063
100,000	Series 2021-FL1, Class AS, 5.278% (1-Month TSFR1M + 1.414%) due 2/15/38(a)(b)	96,147
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 5.575% (1-Month TSFR1M + 1.664%) due 8/20/35(a)(b)	170,805
180,082	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	158,165
622,320	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	607,007
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 5.227% (3-Month TSFR3M + 1.400%) due 4/14/35(a)(b)	960,878
209,000	FS Rialto, Series 2021-FL3, Class A, 5.137% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(b)	198,787
200,000	FS RIALTO, Series 2021-FL2, Class A, 5.107% (1-Month USD-LIBOR + 1.220%) due 5/16/38(a)(b)	191,102
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 5.664% (3-Month USD-LIBOR + 1.020%) due 5/16/31(a)(b)	488,507
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(b)	244,332
184,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 4.895% (1-Month USD-LIBOR + 1.020%) due 7/15/39(a)(b)	174,757
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 5.403% (3-Month TSFR3M + 1.440%) due 10/20/31(a)(b)	979,023
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 5.399% (3-Month USD-LIBOR + 1.320%) due 4/15/34(a)(b)	973,107
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.625% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(b)	483,240
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 5.363% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	485,928
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	455,179
191,707	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 4.937% (1-Month USD-LIBOR + 1.050%) due 6/16/36(a)(b)	182,850
230,449	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	216,450
166,186	Invitation Homes Trust, Series 2018-SFR1, Class A, 4.604% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	163,224
20,809	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	20,110
	LCCM Trust:
184,000	Series 2021-FL2, Class A, 5.075% (1-Month USD-LIBOR + 1.200%) due 12/13/38(a)(b)	174,470
210,000	Series 2021-FL3, Class A, 5.325% (1-Month USD-LIBOR + 1.450%) due 11/15/38(a)(b)	200,287
84,783	LMREC Inc., Series 2019-CRE3, Class A, 5.444% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	84,079
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.319% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(b)	968,543
122,371	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(b)	119,725
485,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(b)	469,717
	MF1 Ltd.:
200,000	Series 2021-FL6, Class A, 5.011% (1-Month USD-LIBOR + 1.100%) due 7/16/36(a)(b)	191,214
208,000	Series 2021-FL7, Class A, 5.019% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(b)	198,821
559,000	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(b)	559,205

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – 5.3% (continued)
$83,451	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	$73,439
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 5.475% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	334,196
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 5.876% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	976,155
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 5.221% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	960,388
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 5.407% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	244,554
	Pagaya AI Debt Selection Trust:
91,324	Series 2021-1, Class A, 1.180% due 11/15/27(b)	89,587
649,965	Series 2021-3, Class B, 1.740% due 5/15/29(b)	590,035
272,697	Series 2021-5, Class A, 1.530% due 8/15/29(b)	262,201
	Pagaya AI Debt Trust:
186,778	Series 2022-1, Class A, 2.030% due 10/15/29(b)	178,881
283,880	Series 2022-3, Class A, 6.060% due 3/15/30(b)	280,044
434,348	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(b)	387,801
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.493% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	982,962
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 5.363% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	487,916
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.874% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	978,200
200,000	STWD Ltd., Series 2021-FL2, Class A, 5.111% (1-Month USD-LIBOR + 1.200%) due 4/18/38(a)(b)	194,375
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.111% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	193,125
111,422	Upstart Securitization Trust, Series 2021-3, Class A, 0.830% due 7/20/31(b)	108,128
104,414	USASF Receivables LLC, Series 2020-1A, Class B, 3.220% due 5/15/24(b)	103,946
537,226	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(b)	482,479
500,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 5.383% (3-Month USD-LIBOR + 1.140%) due 1/20/31(a)(b)	491,093
150,000	VMC Finance LLC, Series 2022-FL5, Class A, 5.292% (SOFR30A + 1.900%) due 2/18/39(a)(b)	145,809
534,713	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(b)	473,440
338,624	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(b)	299,684
714,439	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(b)	630,606
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 5.413% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	483,235
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $26,766,535)	25,658,947
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
227,258	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	192,251
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	161,973
1,277,453	BANK 2017-BNK4, Series 2017-BNK4, Class XA, 1.504% due 5/15/50(a)(h)	57,284
1,696,645	BANK 2017-BNK6, Series 2017-BNK6, Class XA, 0.907% due 7/15/60(a)(h)	45,480
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 4.831% (1-Month USD-LIBOR + 0.956%) due 11/15/34(a)(b)	189,303
	Benchmark Mortgage Trust:
10,622,388	Series 2018-B4, Class XA, 0.657% due 7/15/51(a)(h)	183,679

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6% (continued)
$3,675,788	Series 2020-B16, Class XA, 0.926% due 2/15/53(a)(h)	$180,249
208,000	BPR Trust, Series 2021-TY, Class A, 4.925% (1-Month USD-LIBOR + 1.050%) due 9/15/38(a)(b)	195,673
	BRAVO Residential Funding Trust:
629,031	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(b)	596,052
907,170	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	806,747
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 4.826% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	174,285
	BX Commercial Mortgage Trust:
155,707	Series 2021-21M, Class A, 4.605% (1-Month USD-LIBOR + 0.730%) due 10/15/36(a)(b)	148,214
208,000	Series 2021-VOLT, Class B, 4.825% (1-Month USD-LIBOR + 0.950%) due 9/15/36(a)(b)	194,379
193,683	Series 2021-XL2, Class B, 4.873% (1-Month USD-LIBOR + 0.998%) due 10/15/38(a)(b)	182,518
183,000	BX Trust, Series 2021-VIEW, Class A, 5.155% (1-Month USD-LIBOR + 1.280%) due 6/15/36(a)(b)	172,611
209,000	BXHPP Trust, Series 2021-FILM, Class B, 4.775% (1-Month USD-LIBOR + 0.900%) due 8/15/36(a)(b)	192,638
1,349,977	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.382% due 5/10/50(a)(h)	54,566
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.063% due 6/15/50(a)(h)	9,815
386,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.350% due 5/10/36(b)	381,578
29,613	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	28,921
132,867	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	108,070
780,512	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	691,445
	Commercial Mortgage Trust:
14,172,551	Series 2013-CR9, Class XA, 0.033% due 7/10/45(a)(h)	595
235,292	Series 2013-LC6, Class XA, 1.170% due 1/10/46(a)(h)	5
227,000	Series 2018-HCLV, Class A, 4.973% (1-Month USD-LIBOR + 1.100%) due 9/15/33(a)(b)	213,049
463,121	Credit Suisse Commercial Mortgage Capital Trust, Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	437,771
	CSAIL Commercial Mortgage Trust:
587,533	Series 2017-C8, Class XA, 1.246% due 6/15/50(a)(h)	21,356
4,090,801	Series 2017-CX10, Class XA, 0.888% due 11/15/50(a)(h)	109,863
3,293,006	Series 2018-CX12, Class XA, 0.724% due 8/15/51(a)(h)	78,440
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	182,087
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.630% (1-Month USD-LIBOR + 0.755%) due 10/15/38(a)(b)	199,695
1,527,255	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4987, Class BF, 4.273% (1-Month USD-LIBOR + 0.400%) due 6/25/50(a)	1,483,664
	Federal National Mortgage Association (FNMA), Aces:
1,169,246	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(a)	1,023,881
207,574	Series 2021-M7, Class A1, 1.779% due 3/25/31(a)	183,909
978,939	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(b)	953,540
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 4.825% (1-Month USD-LIBOR + 0.950%) due 10/15/36(a)(b)	193,598
	GS Mortgage Securities Trust:
3,694,540	Series 2016-GS4, Class XA, 0.692% due 11/10/49(a)(h)	66,085
1,705,740	Series 2017-GS6, Class XA, 1.163% due 5/10/50(a)(h)	61,918
3,432,505	Series 2017-GS8, Class XA, 1.101% due 11/10/50(a)(h)	115,184
	JP Morgan Chase Commercial Mortgage Securities Trust:

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6% (continued)
$1,631,936	Series 2014-C20, Class XA, 0.959% due 7/15/47(a)(h)	$10,576
4,075,000	Series 2020-MKST, Class XCP, 0.000% due 12/15/36(a)(b)(c)(h)	41
	JPMBB Commercial Mortgage Securities Trust:
833,448	Series 2015-C32, Class XA, 1.285% due 11/15/48(a)(h)	14,967
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	188,372
	Legacy Mortgage Asset Trust:
266,593	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(b)	260,667
408,695	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(b)	359,737
187,498	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)	183,155
145,400	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 5.245% (1-Month USD-LIBOR + 1.370%) due 4/15/34(a)(b)	144,856
203,077	MHP, Series 2022-MHIL, Class A, 4.609% (1-Month TSFR1M + 0.815%) due 1/15/27(a)(b)	193,530
	Morgan Stanley Capital I Trust:
1,194,938	Series 2016-UB11, Class XA, 1.578% due 8/15/49(a)(h)	50,039
3,523,238	Series 2016-UB12, Class XA, 0.790% due 12/15/49(a)(h)	72,741
865,675	Series 2017-H1, Class XA, 1.482% due 6/15/50(a)(h)	33,246
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	163,370
209,308	MSC Trust, Series 2021-ILP, Class A, 4.654% (1-Month USD-LIBOR + 0.778%) due 11/15/23(a)(b)	199,866
165,913	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	148,208
376,197	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	360,625
679,570	OBX Trust, Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	569,549
180,094	PFP Ltd., Series 2021-8, Class A, 4.904% (1-Month USD-LIBOR + 1.000%) due 8/9/37(a)(b)	173,485
506,368	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(b)	449,534
200,000	RIAL Issuer Ltd., Series 2022-FL8, Class A, 6.114% (1-Month TSFR1M + 2.250%) due 1/19/37(a)(b)	195,000
183,272	SMR Mortgage Trust, Series 2022-IND, Class A, 5.444% (1-Month TSFR1M + 1.650%) due 2/15/39(a)(b)	171,970
210,000	SREIT Trust, Series 2021-MFP, Class A, 4.606% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(b)	200,658
845,389	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.688% due 6/15/50(a)(h)	43,287
	Velocity Commercial Capital Loan Trust:
1,136,729	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	942,009
426,287	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	341,005
	Verus Securitization Trust:
424,513	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	408,272
39,795	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	38,107
576,456	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	482,527
253,152	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	219,550
114,159	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	99,728
	Wells Fargo Commercial Mortgage Trust:
2,269,316	Series 2015-LC22, Class XA, 0.921% due 9/15/58(a)(h)	37,859
4,530,750	Series 2015-NXS2, Class XA, 0.753% due 7/15/58(a)(h)	58,629
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	164,803
90,902	Series 2021-SAVE, Class A, 5.025% (1-Month USD-LIBOR + 1.150%) due 2/15/40(a)(b)	84,831
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $21,170,310)	17,337,170
U.S. GOVERNMENT OBLIGATIONS - 1.8%
	U.S. Treasury Notes:
880,000	2.500% due 4/30/24	854,631

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.8% (continued)
$1,570,000	2.500% due 5/31/24	$1,522,716
690,000	3.000% due 6/30/24	673,720
700,000	3.000% due 7/31/24	683,457
430,000	3.250% due 8/31/24	421,316
680,000	4.250% due 9/30/24	677,955
430,000	4.375% due 10/31/24	429,899
430,000	3.000% due 7/15/25	417,570
520,000	3.125% due 8/15/25	506,533
430,000	3.500% due 9/15/25	423,080
430,000	4.250% due 10/15/25	431,579
1,800,000	3.250% due 6/30/27	1,753,172
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $8,824,648)	8,795,628
SOVEREIGN BONDS - 0.0%
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	185,455
Panama - 0.0%
200,000	Panama Government International Bond, 3.750% due 3/16/25	194,510
Peru - 0.0%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	188,802
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	195,329
	TOTAL SOVEREIGN BONDS
	(Cost - $833,235)	764,096

Shares/Units
EXCHANGE TRADED FUND (ETF) - 16.5%
1,717,397	iShares Core 1-5 Year USD Bond(i)
	(Cost - $79,948,333)	80,150,918
COMMON STOCKS - 6.6%
DIVERSIFIED - 6.6%
Holding Companies-Diversified - 6.6%
102,815	Agile Growth Corp., Class A Shares*	1,030,206
10,094	Arrowroot Acquisition Corp., Class A Shares*	100,536
8,000	AxonPrime Infrastructure Acquisition Corp.*(c)(d)	485
25,927	Berenson Acquisition Corp. I*(c)(d)	1,701
52,860	Bullpen Parlay Acquisition Co., Class A Shares*(c)	538,115
61,857	COVA Acquisition Corp., Class A Shares*	622,281
41,264	Crescera Capital Acquisition Corp., Class A Shares*(c)	420,893
7,704	DHB Capital Corp., Class A Shares*	77,579
49,230	Elliott Opportunity II Corp., Class A Shares*	491,315
26,868	Enterprise 4.0 Technology Acquisition Corp.*(c)	274,860
150,348	Financials Acquisition Corp., Class A Shares*(c)	1,812,445
305,331	Goal Acquisitions Corp.*	3,038,043
90,017	Golden Falcon Acquisition Corp., Class A Shares*	903,771
116,382	GP Bullhound Acquisition I SE, Class A Shares*(c)	1,206,575
262,512	Hambro Perks Acquisition Co., Ltd., Class A Shares*	3,180,405
144,837	Hiro Metaverse Acquisitions I SA, Class A Shares*	1,750,375
102,400	Ibere Pharmaceuticals, Class A Shares*	1,027,072
208,716	Iconic Sports Acquisition Corp., Class A Shares*(c)	2,143,513
164,979	Innovative International Acquisition Corp., Class A Shares*(c)	1,694,334

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED - 6.6% - (continued)
Holding Companies-Diversified - 6.6% - (continued)
23,979	Itiquira Acquisition Corp., Class A Shares*	$240,749
468,448	Mason Industrial Technology Inc., Class A Shares*	4,661,058
82,671	Peridot Acquisition Corp. II, Class A Shares*	828,363
151,077	Pivotal Investment Corp. III, Class A Shares*(i)	1,510,770
133,467	Pontem Corp., Class A Shares*	1,340,009
44,760	Portage Fintech Acquisition Corp., Class A Shares*	447,152
29,037	Pyrophyte Acquisition Corp., Class A Shares*	297,629
15,207	ST Energy Transition I Ltd.*	154,199
220,000	Tio Tech A, Class A Shares*(c)	2,202,200
	Total Holding Companies-Diversified	31,996,633
	TOTAL DIVERSIFIED	31,996,633
FINANCIAL - 0.0%
Financial Services - 0.0%
16,305	Alpha Partners Technology*(c)(d)	929
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	615
	Total Financial Services	1,544
	TOTAL FINANCIAL	1,544
	TOTAL COMMON STOCKS
	(Cost - $31,445,077)	31,998,177
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
130,314	Brigade-M3 European Acquisition Corp.*(c)(d)	14,335
2,568	DHB Capital Corp.*(c)	2
75,173	Financials Acquisition Corp.*(c)	3,625
58,191	GP Bullhound Acquisition I SE*(c)	15,143
131,256	Hambro Perks Acquisition Co., Ltd.*(c)	12,658
72,418	Hiro Metaverse Acquisitions I SA*(c)	13,532
43,327	Leafly Holdings Inc.*(c)	2,621
	Total Holding Companies-Diversified	61,916
	TOTAL DIVERSIFIED	61,916
	TOTAL WARRANTS
	(Cost - $24,939)	61,916
TRADE CLAIMS - 2.0%
10,520,333	Brazos Electric Power Cooperative Inc., 0.000% due 3/23/49(d)
	(Cost - $9,566,525)	9,561,089
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $473,238,187)	439,043,268

Face Amount
SHORT-TERM INVESTMENTS - 10.2%
COMMERCIAL PAPER - 1.3%
$6,263,000	Humana Inc., 4.883% due 1/11/23(j)
	(Cost - $6,228,406)	6,230,120
TIME DEPOSITS - 7.7%
1,252	ANZ National Bank - London, 3.180% due 12/1/22	1,252
14,299,225	JPMorgan Chase & Co., 3.180% due 12/1/22	14,299,225

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
TIME DEPOSITS - 7.7% - (continued)
$22,927,416	Skandinaviska Enskilda Banken AB - Stockholm, 3.180% due 12/1/22	$22,927,416
	TOTAL TIME DEPOSITS
	(Cost - $37,227,893)	37,227,893
U.S. GOVERNMENT OBLIGATIONS - 1.2%
	U.S. Treasury Bills:
440,000	3.872% due 3/23/23(j)	434,220
720,000	3.579% due 8/10/23(j)	697,844
5,000,000	4.158% due 10/5/23(j)	4,808,142
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $5,966,601)	5,940,206
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $49,422,900)	49,398,219

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
1,366,858	Federated Government Obligations Fund, Premier Class, 3.618%(k)
	(Cost - $1,366,858)	$1,366,858
	TOTAL INVESTMENTS - 100.9%
	(Cost - $524,027,945)	489,808,345
	Liabilities in Excess of Other Assets - (0.9)%	(4,513,939)
	TOTAL NET ASSETS - 100.0%	$485,294,406

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $184,077,308 and represents 37.93% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $29,727,662 and represents 6.13% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Interest only security.
(i)	All or a portion of this security is on loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Abbreviations used in this schedule (continued):
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	47.6%
Exchange Traded Fund (ETF)	16.4
Common Stocks	6.5
Senior Loans	6.4
Asset-Backed Securities	5.2
Collateralized Mortgage Obligations	3.5
Trade Claims	2.0
U.S. Government Obligations	1.8
Sovereign Bonds	0.2
Warrants	0.0 *
Short-Term Investments	10.1
Money Market Fund	0.3
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At November 30, 2022, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	5,598,000	BBH	$6,751,476	12/15/22	$–	$(220,844)	$(220,844)
Euro	21,540,000	BBH	22,445,309	12/15/22	–	(516,512)	(516,512)
Norwegian Krone	27,075,000	BBH	2,751,346	12/15/22	–	(77,554)	(77,554)
Swedish Krona	79,712,000	BBH	7,599,931	12/15/22	–	(94,810)	(94,810)
					$–	$(909,720)	(909,720)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(909,720)	$(909,720)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value

CORPORATE BONDS & NOTES - 68.6%
Australia - 0.9%
$5,969,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(a)	$5,789,930
950,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(b)	902,647
	Total Australia	6,692,577
Bermuda - 1.5%
200,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25	186,467
	Digicel Group Holdings Ltd.:
391,135	Senior Unsecured Notes, 8.000% due 4/1/25(a)(c)	118,105
62,817	Subordinated Notes, 7.000%(a)(c)(d)	5,654
9,465,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	8,897,100
1,985,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	1,870,862
	Total Bermuda	11,078,188
Brazil - 1.0%
2,100,000	Banco do Brasil SA, Senior Unsecured Notes, 3.250% due 9/30/26(a)	1,901,311
5,550,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(b)	4,960,312
	Total Brazil	6,861,623
British Virgin Islands - 0.0%
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 5.125% due 5/15/24	198,565
Canada - 5.3%
165,000	Algonquin Power & Utilities Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.249%) due 1/18/82(b)	135,300
10,024,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	9,873,640
7,840,129	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(a)	7,271,720
1,045,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(b)	988,831
	Enbridge Inc.:
190,000	Junior Subordinated Notes, 7.625% (5-Year CMT Index + 4.418%) due 1/15/83(b)	185,744
	Subordinated Notes:
650,000	5.500% (3-Month USD-LIBOR + 3.418%) due 7/15/77(b)	569,988
735,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(b)	653,577
2,473,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(a)(e)	2,621,380
5,643,000	International Petroleum Corp., Company Guaranteed Notes, 7.250% due 2/1/27(a)	5,274,581
5,600,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	5,468,646
5,868,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(a)	4,811,937
	Transcanada Trust, Company Guaranteed Notes:
130,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(b)	110,825
160,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(b)	136,263
	Total Canada	38,102,432
Cayman Islands - 1.3%
182,597	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	147,073
5,000,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(a)	4,475,160
3,973,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	3,625,363
1,992,000	Transocean Inc., Company Guaranteed Notes, 7.500% due 4/15/31	1,329,660
	Total Cayman Islands	9,577,256
Chile - 2.9%
	AES Andes SA, Junior Subordinated Notes:
800,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	740,345

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Chile - 2.9% - (continued)
$1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)	$925,432
600,000		6.350% (5-Year CMT Index + 4.917%) due 10/7/79(b)	540,000
1,300,000		Banco del Estado de Chile, Senior Unsecured Notes, 2.704% due 1/9/25	1,226,562
600,000		Cencosud SA, Company Guaranteed Notes, 5.150% due 2/12/25	591,750
3,400,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,393,826
400,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	393,000
679,695		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	600,681
2,256,240		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,981,001
6,300,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,205,500
2,470,800		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,348,479
2,200,000		Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	2,156,000
1,803,000		VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,027,710
		Total Chile	21,130,286
Colombia - 2.3%
400,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	380,000
		Bancolombia SA, Subordinated Notes:
6,570,000		7.139% (5-Year CMT Index + 2.929%) due 10/18/27(b)	6,290,775
1,350,000		4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	1,149,188
		Ecopetrol SA, Senior Unsecured Notes:
5,600,000		5.875% due 9/18/23	5,559,120
1,700,000		4.125% due 1/16/25	1,599,991
1,450,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,369,692
250,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	215,965
		Total Colombia	16,564,731
Denmark - 0.3%
2,100,000	EUR	Georg Jensen AS, Secured Notes, 7.762% (3-Month EURIBOR + 6.000%) due 5/15/23(b)	2,151,410
Dominican Republic - 0.2%
1,100,000		Banco de Reservas de La Republica Dominicana Banco de Servicios Multiples SA, Subordinated Notes, 7.000% due 2/1/23	1,097,250
France - 0.3%
		BNP Paribas SA, Junior Subordinated Notes:
340,000		6.625% (5-Year USD Swap Rate + 4.149%)(a)(b)(d)	326,549
475,000		7.750% (5-Year CMT Index + 4.899%)(a)(b)(d)	465,500
830,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	843,205
		Societe Generale SA, Junior Subordinated Notes:
450,000		6.750% (5-Year USD Swap Rate + 3.929%)(a)(b)(d)	391,892
290,000		7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	285,534
		Total France	2,312,680
Germany - 0.9%
600,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (b)(d)	510,905
2,640,000	EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 8.748% (3-Month EURIBOR + 7.500%) due 7/26/23(b)	2,720,496
3,770,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 9.204% (3-Month EURIBOR + 7.250%) due 2/3/25(b)	2,923,524
		Total Germany	6,154,925

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
India - 1.7%
$1,546,875		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	$1,211,931
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
900,000		3.375% due 7/24/24	848,435
3,100,000		4.000% due 7/30/27	2,704,634
1,500,000		Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	1,502,185
		ONGC Videsh Ltd., Company Guaranteed Notes:
1,300,000		3.750% due 5/7/23	1,289,691
850,000		4.625% due 7/15/24	832,524
4,100,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	3,972,848
		Total India	12,362,248
Indonesia - 1.8%
4,000,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	3,844,000
1,500,000		Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	1,466,721
		Pertamina Persero PT, Senior Unsecured Notes:
2,100,000		4.300% due 5/20/23	2,084,250
4,800,000		1.400% due 2/9/26	4,276,102
1,321,000		Perusahaan Penerbit SBSN Indonesia III, Senior Unsecured Notes, 3.750% due 3/1/23	1,319,696
		Total Indonesia	12,990,769
Israel - 1.0%
4,000,000		Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	3,412,880
4,170,000		Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	3,706,087
		Total Israel	7,118,967
Italy - 1.0%
85,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	78,345
6,630,000	EUR	Linkem SpA, Senior Secured Notes, 7.693% (3-Month EURIBOR + 7.000%) due 2/9/23(b)(e)	6,832,155
		Total Italy	6,910,500
Jersey, Channel Islands - 0.8%
6,008,725		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	5,551,223
Luxembourg - 0.6%
900,000		CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26	893,880
374,460		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	309,866
		Millicom International Cellular SA, Senior Unsecured Notes:
1,377,900		6.625% due 10/15/26	1,350,648
1,575,000		5.125% due 1/15/28	1,424,257
		Total Luxembourg	3,978,651
Malaysia - 1.7%
1,250,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,220,950
1,200,000		Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,161,049
3,600,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	3,483,899
6,700,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	6,194,150
		Total Malaysia	12,060,048
Mauritius - 0.2%
1,900,000		UPL Corp., Ltd, Senior Unsecured Notes, 4.500% due 3/8/28	1,593,977

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Mexico - 1.1%
$2,200,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(b)(d)	$1,898,600
2,600,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	2,197,000
2,443,000		BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(b)	2,369,710
350,000		Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	345,611
566,152		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	538,899
700,000		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 1.875% due 5/11/26	609,924
		Total Mexico	7,959,744
Multinational - 0.6%
4,593,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	4,340,385
Netherlands - 2.9%
200,000		Aegon NV, 5.500% (6-Month USD-LIBOR + 3.540%) due 4/11/48(b)	177,370
1,210,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(b)	1,121,404
872,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	835,959
4,700,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	4,535,359
4,329,000		Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(a)	4,097,201
		ING Groep NV, Junior Subordinated Notes:
400,000		5.750% (5-Year CMT Index + 4.342%)(b)(d)	351,840
400,000		6.500% (5-Year USD Swap Rate + 4.446%)(b)(d)	376,344
200,000		6.750% (5-Year USD 1100 Run ICE Swap Rate + 4.204%)(b)(d)	193,000
2,186,000		M.H.H. Holding BV, 11.592% (3-Month USD-LIBOR + 7.000%) due 2/10/25(b)	2,186,000
6,200,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	5,394,000
844,455		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	748,667
1,600,000		VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	696,000
		Total Netherlands	20,713,144
Norway - 1.1%
19,500,000	NOK	Aker ASA, Senior Unsecured Notes, 5.600% (3-Month NIBOR + 2.750%) due 9/27/27(b)	1,963,558
21,000,000	NOK	Aker Horizons ASA, Senior Unsecured Notes, 6.610% (3-Month NIBOR + 3.250%) due 8/15/25(b)	1,994,383
8,933,000	NOK	Duo BidCo AS, 8.080% (3-Month NIBOR + 5.350%) due 4/12/26(b)	852,921
1,620,212		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(a)(c)	1,464,862
1,200,000	EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	1,036,112
1,050,000		Mime Petroleum AS, 10.250% due 11/10/26	950,250
		Total Norway	8,262,086
Paraguay - 0.3%
2,150,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	1,873,187
Peru - 3.8%
550,000		Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(b)	533,500
		Banco de Credito del Peru SA, Subordinated Notes:
2,050,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	1,868,780
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,423,428
1,450,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	1,254,990
		Banco Internacional del Peru SAA Interbank, Subordinated Notes:
1,500,000		6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(b)	1,486,771

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Peru - 3.8% - (continued)
$2,892,000	4.000% (1-Year CMT Index + 3.711%) due 7/8/30(b)	$2,604,362
750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	454,410
4,258,235	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	3,882,616
3,572,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	3,393,780
2,700,000	Kallpa Generacion SA, Senior Unsecured Notes, 4.875% due 5/24/26	2,592,000
2,449,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,145,936
1,650,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(b)	1,631,735
3,050,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	2,857,118
	Total Peru	27,129,426
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(e)(f)	–
Qatar - 0.6%
5,200,000	Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	4,601,792
Singapore - 4.2%
	DBS Group Holdings Ltd.:
400,000	Senior Unsecured Notes, 1.169% due 11/22/24(a)	371,052
	Subordinated Notes:
975,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(b)	962,523
6,000,000	1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	5,320,200
650,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	610,103
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
1,000,000	4.250% due 6/19/24	985,590
2,500,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	2,232,700
4,400,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	3,929,552
1,150,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,076,676
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,155,090
6,500,000	2.375% due 10/3/26	6,003,660
	United Overseas Bank Ltd., Subordinated Notes:
3,300,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(b)	3,206,505
5,000,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	4,413,900
	Total Singapore	30,267,551
South Korea - 3.1%
4,900,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	4,485,361
4,300,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(a)	3,770,111
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	6,486,695
400,000	2.500% due 7/18/26	366,071
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,741,153
2,000,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	1,786,379
1,500,000	POSCO, Senior Unsecured Notes, 2.375% due 1/17/23	1,494,405
	Total South Korea	22,130,175
Spain - 0.8%
4,483,000	AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	4,181,563
	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
200,000	6.125% (5-Year USD Swap Rate + 3.870%)(b)(d)	165,166
200,000	6.500% (5-Year CMT Index + 5.192%)(b)(d)	189,177

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Spain - 0.8% - (continued)
		Banco Santander SA, Junior Subordinated Notes:
$1,000,000		4.750% (5-Year CMT Index + 3.753%)(b)(d)	$775,527
200,000		7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.989%)(b)(d)	195,220
		Total Spain	5,506,653
Switzerland - 0.3%
		Credit Suisse Group AG, Junior Subordinated Notes:
1,365,000		6.375% (5-Year CMT Index + 4.822%)(a)(b)(d)	873,327
800,000		9.750% (5-Year CMT Index + 6.383%)(a)(b)(d)	682,080
		UBS Group AG, Junior Subordinated Notes:
200,000		4.875% (5-Year CMT Index + 3.404%)(a)(b)(d)	168,047
900,000		6.875% (5-Year USD Swap Rate + 4.590%)(b)(d)	881,460
300,000		7.000% (5-Year USD Swap Rate + 4.344%)(a)(b)(d)	295,500
		Total Switzerland	2,900,414
United Kingdom - 1.4%
		Barclays PLC:
400,000		7.750% (5-Year USD Swap Rate + 4.842%)(b)(d)	360,960
400,000		8.000% (5-Year CMT Index + 5.431%)(b)(d)	385,000
		Junior Subordinated Notes:
675,000		7.750% (5-Year USD Swap Rate + 4.842%)(b)(d)	648,000
625,000		8.000% (5-Year CMT Index + 5.431%)(b)(d)	589,063
		HSBC Holdings PLC, Junior Subordinated Notes:
1,230,000		6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%)(b)(d)	1,088,796
1,000,000		6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%)(b)(d)	952,500
12,500,000	SEK	Impala Group PLC, 10.757% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(b)	1,125,306
200,000		Legal & General Group PLC, Subordinated Notes, 5.250% (5-Year USD Swap Rate + 3.687%) due 3/21/47(b)	183,984
1,370,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%)(b)(d)	1,319,262
		NatWest Group PLC, Junior Subordinated Notes:
560,000		6.000% (5-Year CMT Index + 5.625%)(b)(d)	512,400
600,000		8.000% (5-Year USD Swap Rate + 5.720%) (b)(d)	584,040
240,000		Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%) (a)(b)(d)	231,000
		Vedanta Resources Ltd., Senior Unsecured Notes:
800,000		7.125% due 5/31/23	746,676
200,000		6.125% due 8/9/24	121,980
		Vodafone Group PLC, Junior Subordinated Notes:
780,000		7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(b)	777,044
250,000		4.125% (5-Year CMT Index + 2.767%) due 6/4/81(b)	188,127
		Total United Kingdom	9,814,138
United States - 22.7%
7,321,000		99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(a)	4,293,327
820,000		AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	757,441
650,000		Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(b)(d)	552,760
985,000		Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.481%)(b)(d)	680,513
4,000,000		Altera Shuttle Tankers, 9.500% due 12/15/25	3,412,119
250,000		American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%)(a)(b)(d)	212,500

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.7% - (continued)
$160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(b)	$123,883
240,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%)(b)(d)	190,800
160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(b)	150,240
3,173,909	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(a)(c)	3,078,692
1,200,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(b)	1,146,000
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	889,058
250,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(b)	204,375
	Bank of America Corp., Junior Subordinated Notes:
355,000	4.375% (5-Year CMT Index + 2.760%)(b)(d)	303,525
1,020,000	6.300% (3-Month USD-LIBOR + 4.553%)(b)(d)	1,010,820
750,000	6.500% (3-Month USD-LIBOR + 4.174%)(b)(d)	739,822
200,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%)(b)(d)	191,800
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/22(e)(f)(g)	1,330
9,400,000	BuzzFeed Inc., 7.000% due 9/30/26(f)	6,190,749
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(a)(b)(d)	240,800
325,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%)(b)(d)	250,250
3,263,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.000% due 3/1/23(a)	3,244,608
885,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(b)(d)	836,540
	Charles Schwab Corp., Junior Subordinated Notes:
210,000	4.000% (5-Year CMT Index + 3.168%)(b)(d)	178,500
620,000	5.375% (5-Year CMT Index + 4.971%)(b)(d)	609,398
4,737,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	4,630,228
	Citigroup Inc., Junior Subordinated Notes:
140,000	4.150% (5-Year CMT Index + 3.000%)(b)(d)	113,050
645,000	5.000% (SOFRRATE + 3.813%) (b)(d)	580,500
1,544,000	5.950% (3-Month USD-LIBOR + 3.905%)(b)(d)	1,439,462
775,000	6.250% (3-Month USD-LIBOR + 4.517%)(b)(d)	749,968
200,000	6.300% (3-Month USD-LIBOR + 3.423%)(b)(d)	187,000
	Citizens Financial Group Inc., Junior Subordinated Notes:
260,000	4.000% (5-Year CMT Index + 3.215%)(b)(d)	209,690
100,000	6.375% (3-Month USD-LIBOR + 3.157%)(b)(d)	92,250
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(b)	178,886
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-LIBOR + 4.660%)(b)(d)	1,032,342
460,000	6.450% (5-Year CMT Index + 3.487%)(b)(d)	453,100
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%)(a)(b)(d)(e)	573,626
2,514,000	Covanta Holding Corp., Company Guaranteed Notes, 4.875% due 12/1/29(a)	2,124,330
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(a)(d)	457,725
1,665,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	907,328

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.7% - (continued)
	Discover Financial Services, Junior Subordinated Notes:
$125,000	5.500% (3-Month USD-LIBOR + 3.076%)(b)(d)	$98,125
240,000	6.125% (5-Year CMT Index + 5.783%)(b)(d)	234,360
1,328,000	DXC Technology Co., Senior Unsecured Notes, 2.375% due 9/15/28	1,138,081
	Edison International, Junior Subordinated Notes:
375,000	5.000% (5-Year CMT Index + 3.901%)(b)(d)	309,221
360,000	5.375% (5-Year CMT Index + 4.698%)(b)(d)	305,816
	Energy Transfer LP, Junior Subordinated Notes:
695,000	6.500% (5-Year CMT Index + 5.694%)(b)(d)	598,173
44,000	7.125% (5-Year CMT Index + 5.306%)(b)(d)	36,960
310,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(b)	249,860
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(b)(d)	581,113
430,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(b)(d)	402,544
260,000	First Citizens BancShares Inc., Junior Subordinated Notes, 7.265% (3-Month USD-LIBOR + 3.972%)(b)(d)	261,300
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	2,905,844
2,700,000	4.125% due 3/1/28	2,466,126
4,649,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(a)	3,800,558
1,130,000	General Electric Co., Junior Subordinated Notes, 6.623% (3-Month USD-LIBOR + 3.330%)(b)(d)	1,096,100
	General Motors Financial Co., Inc., Junior Subordinated Notes:
870,000	5.700% (5-Year CMT Index + 4.997%)(b)(d)	752,550
960,000	5.750% (3-Month USD-LIBOR + 3.598%)(b)(d)	813,379
4,483,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(a)	4,426,963
3,540,000	G-III Apparel Group Ltd., Senior Secured Notes, 7.875% due 8/15/25(a)	3,429,375
	Goldman Sachs Group Inc., Junior Subordinated Notes:
115,000	4.125% (5-Year CMT Index + 2.949%)(b)(d)	93,725
800,000	5.300% (3-Month USD-LIBOR + 3.834%)(b)(d)	766,000
959,000	5.500% (5-Year CMT Index + 3.623%)(b)(d)	924,088
7,869,010	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	6,598,452
1,062,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 11.674% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	1,014,279
840,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(b)(d)	759,738
377,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	362,844
13,109,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(a)	12,164,171
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 5.365% (1.800% to 6.250%) due 12/21/65(a)(b)	170,625
10,223,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)(h)	6,927,254
	JPMorgan Chase & Co., Junior Subordinated Notes:
905,000	3.650% (5-Year CMT Index + 2.850%)(b)(d)	760,200
1,215,000	5.000% (SOFRRATE + 3.380%)(b)(d)	1,124,434
720,000	6.750% (3-Month USD-LIBOR + 3.780%)(b)(d)	713,906
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(b)(d)	415,479
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250%(a)(d)	1,527,910
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(e)(f)	6,611,370
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%)(b)(d)	130,118
385,000	5.125% (3-Month USD-LIBOR + 3.520%)(b)(d)	335,431

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.7% - (continued)
$1,170,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(b)(d)	$1,134,497
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(a)	7,100,779
3,594,055	11.500% due 2/28/25(a)	3,576,085
1,700,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	1,503,497
680,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%)(b)(d)	628,165
200,000	MPLX LP, Junior Subordinated Notes, 6.875% (3-Month USD-LIBOR + 4.652%)(b)(d)	197,636
85,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(b)(d)	79,050
180,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(b)	148,865
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(b)	161,850
2,700,000	Periama Holdings LLC, Company Guaranteed Notes, 5.950% due 4/19/26	2,493,504
	PNC Financial Services Group Inc., Junior Subordinated Notes:
220,000	3.400% (5-Year CMT Index + 2.595%)(b)(d)	169,291
447,000	5.000% (3-Month USD-LIBOR + 3.300%)(b)(d)	386,380
225,000	6.000% (5-Year CMT Index + 3.000%)(b)(d)	211,500
375,000	6.200% (5-Year CMT Index + 3.238%)(b)(d)	361,875
3,040,114	ProSomnus Holdings Inc., 9.000% due 12/31/49(e)(f)	2,660,100
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	342,375
110,000	Prudential Financial Inc., Junior Subordinated Notes, 5.125% (5-Year CMT Index + 3.162%) due 3/1/52(b)	94,040
600,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(b)(d)	581,599
1,550,000	Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	1,406,625
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620%)(a)(b)(d)	148,200
845,000	7.000% (5-Year CMT Index + 5.580%)(a)(b)(d)	693,130
	Sempra Energy, Junior Subordinated Notes:
290,000	4.875% (5-Year CMT Index + 4.550%)(b)(d)	268,975
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(b)	178,847
160,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(b)	141,054
8,135,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	8,246,856
	SVB Financial Group, Junior Subordinated Notes:
240,000	4.000% (5-Year CMT Index + 3.202%)(b)(d)	157,056
355,000	4.100% (5-Year CMT Index + 3.064%)(b)(d)	202,139
60,000	4.700% (5-Year CMT Index + 3.064%)(b)(d)	38,970
	Talen Energy Supply LLC, Senior Secured Notes:
2,650,000	7.250% due 5/15/27(a)(g)	2,724,221
1,686,000	6.625% due 1/15/28(a)(g)	1,707,075
6,583,000	7.625% due 6/1/28(a)(g)	6,780,819
	Truist Financial Corp., Junior Subordinated Notes:
580,000	4.800% (5-Year CMT Index + 3.003%)(b)(d)	526,489
1,260,000	5.100% (5-Year CMT Index + 4.349%)(b)(d)	1,128,960
250,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	242,500
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)	2,439,798
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%)(a)(b)(d)	183,357
120,000	8.000% (5-Year CMT Index + 6.930%)(a)(b)(d)	113,980
540,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%(b)(d)	523,294
	Wells Fargo & Co., Junior Subordinated Notes:

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.7% - (continued)
$1,145,000	3.900% (5-Year CMT Index + 3.453%)(b)(d)	$997,581
1,000,000	5.875% (3-Month USD-LIBOR + 3.990%)(b)(d)	978,900
570,000	5.900% (3-Month USD-LIBOR + 3.110%)(b)(d)	522,975
2,450,000	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	2,192,048
	Total United States	162,900,744
	TOTAL CORPORATE BONDS & NOTES
	(Cost – 542,378,074)	492,887,745
SOVEREIGN BONDS - 6.8%
Brazil - 0.6%
4,800,000	Brazilian Government International Bond, 2.875% due 6/6/25	4,521,696
Chile - 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,520,507
Colombia - 0.6%
4,900,000	Colombia Government International Bond, 4.500% due 1/28/26	4,543,645
Panama - 0.9%
	Panama Government International Bond:
3,000,000	4.000% due 9/22/24	2,944,923
3,500,000	3.750% due 3/16/25	3,403,930
	Total Panama	6,348,853
Peru - 1.1%
1,815,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(b)	1,713,378
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	6,382,209
	Total Peru	8,095,587
Qatar - 0.4%
3,000,000	Qatar Government International Bond, 3.250% due 6/2/26	2,880,069
Saudi Arabia - 0.3%
2,500,000	Saudi Government International Bond, 3.250% due 10/26/26	2,378,750
South Africa - 0.7%
	Republic of South Africa Government International Bond:
3,200,000	4.665% due 1/17/24	3,152,000
1,600,000	4.875% due 4/14/26	1,562,634
	Total South Africa	4,714,634
South Korea - 1.9%
	Korea Development Bank:
2,150,000	1.250% due 6/3/25	1,952,006
2,000,000	0.800% due 4/27/26	1,770,140
200,000	1.000% due 9/9/26	174,374
5,900,000	Korea Electric Power Corp., 1.125% due 6/15/25(a)	5,318,951
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(a)	4,477,795
	Total South Korea	13,693,266
Ukraine - 0.1%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/30	423,378
	TOTAL SOVEREIGN BONDS
	(Cost - $54,290,541)	49,120,385

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) - 5.8%
$2,992,443	Cengage Learning Inc., 7.814% (3-Month USD-LIBOR + 4.750%) due 7/14/26	$2,742,574
3,906,507	Crocs Inc., due 2/20/29(i)	3,764,896
1,922,399	Elevate Textiles Inc., 8.859% (3-Month USD-LIBOR + 5.000%) due 5/1/24	1,332,857
6,606,639	First Brands Group LLC, 11.871% (3-Month USD-LIBOR + 8.500%) due 3/30/28	5,912,942
1,707,000	Fogo de Chao Inc., 8.321% due 4/7/25(i)	1,595,516
871,436	GemmaCert Ltd., due 5/19/24(e)(f)(i)	610,911
3,623,881	Getty Images Inc., 8.625% (1-Month USD-LIBOR + 4.500%) due 2/19/26	3,594,890
	Inotiv Inc.:
6,031,423	0.000% (3-Month USD-LIBOR + 6.250%) due 11/5/26	5,770,081
2,142,000	11.460% (3-Month USD-LIBOR + 1.000%) due 11/5/26	2,049,187
3,242,287	Monitronics International Inc., 11.915% (3-Month USD-LIBOR + 7.500%) due 3/29/24	2,129,113
7,030,725	Mountaineer Merger Corp., 11.440% (3-Month USD-LIBOR + 7.000%) due 10/26/28	5,624,580
1,117,000	QuarterNorth Energy Holding Inc., 12.071% (1-Month USD-LIBOR + 8.000%) due 8/27/26	1,109,550
2,044,106	RA Acquisition Purchaser LLC, 13.674% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	2,044,106
5,314,000	Rising Tide Holdings Inc., 12.985% (3-Month USD-LIBOR + 8.250%) due 6/1/29	3,440,815
	TOTAL SENIOR LOANS
	(Cost - $47,018,482)	41,722,018
ASSET-BACKED SECURITIES - 0.1%
	Mission Lane Credit Card Master Trust:
567,000	Series 2021-A, Class A, 1.590% due 9/15/26(a)	545,809
100,000	Series 2021-A, Class B, 2.240% due 9/15/26(a)	96,249
23,607	Lendingpoint 2021-A Asset Securitization Trust, Series 2021-A, Class A, 1.000% due 12/15/28 (a)	23,563
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $690,606)	665,621

Shares/Units
COMMON STOCKS - 4.0%
Canada - 0.0%
16,441	Frontera Energy Corp.*	132,103
Cayman Islands - 0.3%
51,917	Ahren Acquisition Corp., Class A Shares*(e)	529,034
115,026	Financials Acquisition Corp., Class A Shares*(e)	1,386,639
	Total Cayman Islands	1,915,673
Hong Kong - 0.0%
31,074	AP Acquisition Corp., Class A Shares*	319,596
Israel - 0.1%
47,982	Target Global Acquisition I Corp., Class A Shares*	488,457
United States - 3.6%
15,560	Alpha Partners Technology*(e)(f)	887
26,929	Alpine Income Property Trust Inc.	512,190
42,449	Anzu Special Acquisition Corp. I, Class A Shares*	424,066
7,000	AxonPrime Infrastructure Acquisition Corp.*(e)(f)	424
22,982	Berenson Acquisition Corp. I*(e)(f)	1,508
333,305	Biote Corp.*(e)(f)	1,373,217
79,966	Biote Corp., Class A Shares*(j)	329,460
28,992	Bite Acquisition Corp.*	289,963
182,409	Bright Lights Acquisition Corp., Class A Shares*	1,833,210
341,248	Carney Technology Acquisition Corp. II, Class A Shares*	3,429,542

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 3.6% - (continued)
76,912	Clarim Acquisition Corp., Class A Shares*	$773,735
7,769	DHB Capital Corp., Class A Shares*	78,234
64,600	Diebold Nixdorf Inc.*	138,890
352	Energy Harbor Corp.*(f)	27,925
23,389	Enterprise 4.0 Technology Acquisition Corp.*(e)	239,269
33,580	EVe Mobility Acquisition Corp., Class A Shares*(j)	341,844
30,710	G Squared Ascend II Inc., Class A Shares*(e)	309,250
33,614	Global Partner Acquisition Corp. II, Class A Shares*	338,325
86,133	Golden Falcon Acquisition Corp., Class A Shares*	864,775
61,669	KORE Group Holdings Inc.*	146,772
3,221	MarketWise Inc.*	6,120
534,907	Mason Industrial Technology Inc., Class A Shares*	5,322,325
369,000	Monitronics International Inc.*(e)	92,250
17,046	Noble Rock Acquisition Corp., Class A Shares*	171,312
13,529	OmniLit Acquisition Corp., Class A Shares*	138,402
50,040	One Equity Partners Open Water I Corp., Class A Shares*	506,905
35,964	Parabellum Acquisition Corp.*(e)(f)	719
22,071	Pearl Holdings Acquisition Corp., Class A Shares*	224,241
45,730	Peridot Acquisition Corp. II, Class A Shares*	458,215
53,736	Pontem Corp., Class A Shares*	539,509
3,179	QuarterNorth Energy Inc.*(e)(f)	429,165
47	Real Alloy Holding Inc.*(e)(f)	3,057,600
10,650	Revelstone Capital Acquisition Corp.*(e)(f)	533
29,073	Tech & Energy Transition Corp., Class A Shares*	289,276
27,856	Trine II Acquisition Corp., Class A Shares*	284,410
16,600	Verizon Communications Inc.	647,068
206,518	Williams Rowland Acquisition Corp.*	2,110,614
	Total United States	25,732,150
	TOTAL COMMON STOCKS
	(Cost - $27,057,036)	28,587,979
PREFERRED STOCKS - 2.6%
Bermuda - 0.3%
	Aspen Insurance Holdings Ltd.:
36,946	5.625%(d)	735,225
6,550	5.950% (3-Month USD-LIBOR + 4.060%)(b)(d)	151,633
	Athene Holding Ltd.:
22,000	6.350% (3-Month USD-LIBOR + 4.253%)(b)(d)	541,640
10,479	6.375% (5-Year CMT Index + 5.970%)(b)(d)	262,918
20,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(b)(d)	463,679
	Total Bermuda	2,155,095

United Kingdom - 0.0%
113,720	Argo Blockchain PLC, 8.750%	227,440
United States - 2.3%
4,850	AgriBank FCB, 6.875% (3-Month USD-LIBOR + 4.225%)(b)(d)	484,951
9,819	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(b)(d)	233,692
	American Equity Investment Life Holding Co.:
5,310	5.950% (5-Year CMT Index + 4.322%)(b)(d)(j)	115,333
46,430	6.625% (5-Year CMT Index + 6.297%)(b)(d)	1,113,856
5,450	AT&T Inc., 4.750%(d)	100,334
2,850	CoBank ACB, 6.200% (3-Month USD-LIBOR + 3.744%)(b)(d)	279,300

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 2.3% - (continued)
1,000	Dairy Farmers of America Inc., 7.875%*(a)(d)(e)	$96,500
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(b)(d)	59,904
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	1,188,023
9,075	Fifth Third Bancorp, 6.625% (3-Month USD-LIBOR + 3.710%)(b)(d)	232,865
238,195	Fossil Group Inc., 7.000%	3,999,294
15,000	Goldman Sachs Group Inc., 5.500% (3-Month USD-LIBOR + 3.640%)(b)(d)	369,300
	KeyCorp:
16,085	6.125% (3-Month USD-LIBOR + 3.892%)(b)(d)	399,391
16,000	6.200% (5-Year CMT Index + 3.132%)(b)(d)	396,960
	Morgan Stanley:
41,080	5.850% (3-Month USD-LIBOR + 3.491%)(b)(d)	978,115
30,000	6.375% (3-Month USD-LIBOR + 3.708%)(b)(d)	748,200
15,410	6.500%(d)(j)	388,948
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(b)(d)	382,392
3,300	NiSource Inc., 6.500% (5-Year CMT Index + 3.632%)(b)(d)	80,916
35,146	NuStar Energy LP, 9.126% (3-Month USD-LIBOR + 5.643%)(b)(d)	753,530
7,500	NuStar Logistics LP, 10.813% (3-Month USD-LIBOR + 6.734%)(b)	188,550
35,000	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(b)(d)(j)	809,900
	Reinsurance Group of America Inc.:
15,000	5.750% (3-Month USD-LIBOR + 4.040%)(b)	379,650
7,100	7.125% (3-Month USD-LIBOR + 4.370%)(b)	186,162
43,522	Saratoga Investment Corp., 6.000%	1,001,006
6,165	Synchrony Financial, 5.625%(d)	114,361
7,928	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(b)(d)	191,065
18,075	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(b)(d)	396,204
7,160	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(b)(d)(j)	153,224
12,256	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(b)(d)	308,851
	Total United States	16,130,777
	TOTAL PREFERRED STOCKS
	(Cost - $23,819,455)	18,513,312
WARRANTS - 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(e)(f)	–
502,803	WT PUR COM*(e)(f)	–
	Total Bermuda	–
Brazil – 0.0%
58,463	OAS SA*(e)(f)	–
Israel – 0.0%
41,956	GemmaCert Ltd.*(e)(f)	–
United Kingdom - 0.0%
57,514	Financials Acquisition Corp.*(e)	2,773
United States - 0.0%
2,589	DHB Capital Corp.*(e)	2
36,249	Leafly Holdings Inc.*(e)	2,193
	Total United States	2,195
	TOTAL WARRANTS
	(Cost - $433,832)	4,968

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
United States - 0.0%
19,718	Garrett Motion Inc., 11.000%(d) (Cost - $164,659)	$164,843
TRADE CLAIMS - 1.2%
9,959,000	Brazos Electric Power Cooperative Inc., 0.000% due 9/28/23(f)
	(Cost - $9,079,002)	9,050,938

Number of Contracts	Notional Amounts
PURCHASED OPTION - 0.0%
United States - 0.0%
323	69,445	Diebold Nixdorf Inc., Put $2.50, expires 12/16/2022, Counterparty: BOA (Cost - $5,181)	1,938
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $704,936,868)	640,719,747

Face Amount
SHORT-TERM INVESTMENTS - 10.3%
COMMERCIAL PAPERS - 7.6%
$6,480,000	Constellation, 4.597% due 12/9/22(k)	6,472,699
7,709,000	Dover Corp., 4.684% due 1/5/23(k)	7,674,309
6,293,000	General Motors Co., 4.834% due 1/10/23(k)	6,258,455
6,523,000	Humana Inc., 4.126% due 12/12/22(k)	6,513,816
6,725,000	ITT Inc., 4.730% due 1/11/23(k)	6,689,223
6,923,000	Oracle Corp., 4.562% due 1/13/23(k)	6,886,120
6,369,000	Parker Hannifin Corp., 4.283% due 12/19/22(k)	6,355,184
6,725,000	Rogers Communications Inc., 4.637% due 12/16/22(k)	6,712,291
	TOTAL COMMERCIAL PAPERS
	(Cost - $53,563,883)	53,562,097
TIME DEPOSITS - 2.9%
11,619,660	ANZ National Bank - London, 3.180% due 12/1/22	11,619,660
2,589,866	JPMorgan Chase & Co. – NewYork, 3.180% due 12/1/22	2,589,866
5,995,604	Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	5,995,604
	TOTAL TIME DEPOSITS
	(Cost - $20,205,130)	20,205,130
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $73,769,013)	73,767,227

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
863,361	Federated Government Obligations Fund, Premier Class, 3.618%(l)
	(Cost - $863,361)	$863,361
	TOTAL INVESTMENTS – 99.6%
	(Cost - $779,569,242)	715,350,335
	Other Assets in Excess of Liabilities – 0.4%	3,169,683
	TOTAL NET ASSETS – 100.0%	$718,520,018

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $193,388,964 and represents 26.91% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $27,432,835 and represents 3.82% of net assets.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Security is currently in default. (h) All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	All or a portion of this security is on loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	68.9%
Sovereign Bonds	6.9
Senior Loans	5.8
Common Stocks	4.0
Preferred Stocks	2.6
Trade Claims	1.3
Asset-Backed Securities	0.1
Convertible Preferred Stock	0.0	*
Warrants	0.0	*
Purchased Option	0.0	*
Short-Term Investments	10.3
Money Market Fund	0.1
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
323	69,445	Diebold Nixdorf Inc.	BOA	12/16/22	$2.50	$14,535
332	2,511,912	iShares iBoxx High Yield	BOA	12/16/22	70.00	1,992
664	5,023,824	iShares iBoxx High Yield	BOA	12/16/22	73.00	15,272
331	2,504,346	iShares iBoxx High Yield	BOA	12/16/22	75.00	32,769
132	5,381,376	SPDR S&P 500 ETF Trust	BOA	12/16/22	380.00	12,540
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $291,997)				$77,108

At November 30, 2022, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized (Depreciation)
Contracts to Sell:
British Pound	1,152,000	BBH	$1,389,371	12/15/22	$–	$(45,447)	$(45,447)
Euro	15,994,000	BBH	16,666,215	12/15/22	–	(383,523)	(383,523)
Norwegian Krone	47,328,000	BBH	4,809,444	12/15/22	–	(135,568)	(135,568)
Swedish Krona	12,035,000	BBH	1,147,445	12/15/22	–	(14,315)	(14,315)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(578,853)	$(578,853)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
BOA	—	Bank of America Corp.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 1.4%
CORPORATE BONDS & NOTES - 0.6%
Consumer Non-cyclical - 0.0%
$322,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$304,826
Financial - 0.3%
1,940,000	FS Energy & Power Fund, Senior Secured Notes, 7.500% due 8/15/23(a)	1,940,000
Industrial - 0.3%
2,514,000	Covanta Holding Corp., Company Guaranteed Notes, 4.875% due 12/1/29(a)	2,124,330
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $4,623,482)	4,369,156

Shares/Units
EXCHANGE TRADED FUND (ETF) - 0.8%
13,200	SPDR S&P 500 ETF Trust
	(Proceeds - $5,062,829)	5,381,376
COMMON STOCK - 0.0%
TECHNOLOGY - 0.0%
Computers - 0.0%
129,200	Diebold Nixdorf Inc.*
	(Proceeds - $286,918)	277,780
	TOTAL SECURITIES SOLD SHORT - 1.4%
	(Proceeds - $9,973,229)	$10,028,312

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $4,064,330 and represents 0.57% of net assets.

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4%
$2,307,241	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 5.024% (1-Month USD-LIBOR + 0.980%) due 6/25/35(a)	$2,228,341
2,083,476	Alternative Loan Trust, Series 2005-61, Class 2A2, 4.804% (1-Month USD-LIBOR + 0.760%) due 12/25/35(a)	1,740,683
687,853	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 4.364% (1-Month USD-LIBOR + 0.320%) due 2/25/34(a)	601,285
	Connecticut Avenue Securities Trust:
8,873,000	Series 2019-HRP1, Class B1, 13.266% (1-Month USD-LIBOR + 9.250%) due 11/25/39(a)(b)	8,456,319
6,734,000	Series 2019-R01, Class 2B1, 8.366% (1-Month USD-LIBOR + 4.350%) due 7/25/31(a)(b)	6,549,676
3,159,000	Series 2019-R02, Class 1B1, 8.166% (1-Month USD-LIBOR + 4.150%) due 8/25/31(a)(b)	3,143,220
3,060,000	Series 2019-R03, Class 1B1, 8.116% (1-Month USD-LIBOR + 4.100%) due 9/25/31(a)(b)	3,040,875
3,471,184	Series 2019-R04, Class 2B1, 9.294% (1-Month USD-LIBOR + 5.250%) due 6/25/39(a)(b)	3,442,548
3,335,307	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 4.216% (1-Month USD-LIBOR + 0.200%) due 8/25/47(a)	2,846,787
3,007,824	Eagle RE Ltd., Series 2019-1, Class M1B, 5.844% (1-Month USD-LIBOR + 1.800%) due 4/25/29(a)(b)	2,898,919
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
531,933	Series 2016-C01, Class 1B, 15.766% (1-Month USD-LIBOR + 11.750%) due 8/25/28(a)@	567,718
1,146,428	Series 2016-C01, Class 1M2, 10.766% (1-Month USD-LIBOR + 6.750%) due 8/25/28(a)@	1,193,718
3,389,009	Series 2016-C02, Class 1B, 16.266% (1-Month USD-LIBOR + 12.250%) due 9/25/28(a)@	3,734,172
486,339	Series 2016-C03, Class 1B, 15.766% (1-Month USD-LIBOR + 11.750%) due 10/25/28(a)@	521,922
3,550,110	Series 2016-C03, Class 2M2, 9.916% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)@	3,687,677
1,261,437	Series 2016-C04, Class 1B, 14.266% (1-Month USD-LIBOR + 10.250%) due 1/25/29(a)@	1,310,779
4,650,788	Series 2016-C06, Class 1B, 13.266% (1-Month USD-LIBOR + 9.250%) due 4/25/29(a)@	4,669,147
5,234,000	Series 2017-C02, Class 2B1, 9.516% (1-Month USD-LIBOR + 5.500%) due 9/25/29(a)@	5,600,016
5,939,531	Series 2017-C02, Class 2M2C, 7.666% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)@	6,080,933
3,507,014	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	77,388
6,845,000	Series 2018-C03, Class 1B1, 7.766% (1-Month USD-LIBOR + 3.750%) due 10/25/30(a)@	6,754,772
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 5.589% (1-Month USD-LIBOR + 1.650%) due 8/19/34(a)	2,573,190
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.266% (1-Month USD-LIBOR + 5.250%) due 1/25/50(a)(b)	4,603,298
8,878,332	Series 2020-DNA4, Class B1, 10.016% (1-Month USD-LIBOR + 6.000%) due 8/25/50(a)(b)	9,397,182
7,780,000	Series 2020-DNA5, Class B2, 15.021% (SOFR30A + 11.500%) due 10/25/50(a)(b)	8,637,193
5,600,000	Series 2020-DNA6, Class B2, 9.171% (SOFR30A + 5.650%) due 12/25/50(a)(b)	4,658,788
3,750,000	Series 2020-HQA3, Class B1, 9.766% (1-Month USD-LIBOR + 5.750%) due 7/25/50(a)(b)	3,832,409
1,280,000	Series 2020-HQA3, Class B2, 14.016% (1-Month USD-LIBOR + 10.000%) due 7/25/50(a)(b)	1,385,500
1,260,000	Series 2020-HQA4, Class B2, 13.416% (1-Month USD-LIBOR + 9.400%) due 9/25/50(a)(b)	1,308,777
3,060,000	Series 2021-DNA5, Class B2, 9.021% (SOFR30A + 5.500%) due 1/25/34(a)(b)	2,339,008
2,601,000	Series 2021-HQA1, Class B2, 8.521% (SOFR30A + 5.000%) due 8/25/33(a)(b)	1,951,090
2,990,000	Series 2021-HQA2, Class B2, 8.971% (SOFR30A + 5.450%) due 12/25/33(a)(b)	2,246,144
	Freddie Mac STACR Trust:
6,494,000	Series 2018-DNA2, Class B1, 7.716% (1-Month USD-LIBOR + 3.700%) due 12/25/30(a)(b)	6,369,845
5,310,000	Series 2018-HQA2, Class B1, 8.266% (1-Month USD-LIBOR + 4.250%) due 10/25/48(a)(b)	5,250,546
5,000,000	Series 2019-DNA1, Class B1, 8.666% (1-Month USD-LIBOR + 4.650%) due 1/25/49(a)(b)	5,074,922
5,000,000	Series 2019-DNA2, Class B1, 8.366% (1-Month USD-LIBOR + 4.350%) due 3/25/49(a)(b)	5,080,748
5,000,000	Series 2019-DNA2, Class B2, 14.516% (1-Month USD-LIBOR + 10.500%) due 3/25/49(a)(b)	5,237,267

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4% (continued)
$4,870,000	Series 2019-DNA3, Class B2, 12.166% (1-Month USD-LIBOR + 8.150%) due 7/25/49(a)(b)	$4,711,853
4,588,000	Series 2019-DNA4, Class B2, 10.266% (1-Month USD-LIBOR + 6.250%) due 10/25/49(a)(b)	4,078,017
5,800,000	Series 2019-FTR1, Class B2, 12.366% (1-Month USD-LIBOR + 8.350%) due 1/25/48(a)(b)	5,443,534
4,920,000	Series 2019-FTR2, Class B2, 11.444% (1-Month USD-LIBOR + 7.400%) due 11/25/48(a)(b)	4,292,323
2,628,200	Series 2019-FTR3, Class B2, 8.386% (1-Month USD-LIBOR + 4.800%) due 9/25/47(a)(b)	2,036,208
4,349,000	Series 2019-FTR4, Class B2, 9.016% (1-Month USD-LIBOR + 5.000%) due 11/25/47(a)(b)	3,403,897
5,620,000	Series 2019-HQA1, Class B1, 8.416% (1-Month USD-LIBOR + 4.400%) due 2/25/49(a)(b)	5,720,212
4,030,000	Series 2019-HQA1, Class B2, 16.266% (1-Month USD-LIBOR + 12.250%) due 2/25/49(a)(b)	4,280,543
5,500,000	Series 2019-HQA2, Class B1, 8.116% (1-Month USD-LIBOR + 4.100%) due 4/25/49(a)(b)	5,539,842
5,000,000	Series 2019-HQA2, Class B2, 15.266% (1-Month USD-LIBOR + 11.250%) due 4/25/49(a)(b)	5,151,385
5,000,000	Series 2019-HRP1, Class B2, 13.516% (1-Month USD-LIBOR + 9.500%) due 2/25/49(a)(b)	4,769,927
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,671,052	Series 2015-DNA2, Class B, 11.566% (1-Month USD-LIBOR + 7.550%) due 12/25/27(a)	5,679,651
4,955,635	Series 2015-DNA3, Class B, 13.366% (1-Month USD-LIBOR + 9.350%) due 4/25/28(a)@	5,079,359
1,913,123	Series 2016-DNA1, Class B, 14.016% (1-Month USD-LIBOR + 10.000%) due 7/25/28(a)	1,941,318
1,068,224	Series 2016-DNA4, Class B, 12.616% (1-Month USD-LIBOR + 8.600%) due 3/25/29(a)@	1,034,878
1,983,575	Series 2016-HQA3, Class B, 13.044% (1-Month USD-LIBOR + 9.000%) due 3/25/29(a)@	1,961,301
554,730	Series 2017-DNA2, Class B2, 15.266% (1-Month USD-LIBOR + 11.250%) due 10/25/29(a)	553,482
4,000,000	Series 2017-DNA3, Class B1, 8.466% (1-Month USD-LIBOR + 4.450%) due 3/25/30(a)	4,089,549
4,290,000	Series 2017-HQA3, Class B1, 8.466% (1-Month USD-LIBOR + 4.450%) due 4/25/30(a)@	4,316,026
2,130,000	Series 2020-HQA5, Class B2, 10.921% (SOFR30A + 7.400%) due 11/25/50(a)(b)	1,980,975
1,280,000	Series 2021-DNA2, Class B2, 9.521% (SOFR30A + 6.000%) due 8/25/33(a)(b)	1,043,323
3,693,184	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 4.464% (1-Month USD-LIBOR + 0.420%) due 11/25/36(a)	3,352,482
	STACR Trust:
5,500,000	Series 2018-HRP1, Class B1, 7.766% (1-Month USD-LIBOR + 3.750%) due 4/25/43(a)(b)	5,444,202
7,786,469	Series 2018-HRP1, Class B2, 15.766% (1-Month USD-LIBOR + 11.750%) due 5/25/43(a)(b)	8,058,678
1,440,000	Series 2018-HRP2, Class B1, 8.216% (1-Month USD-LIBOR + 4.200%) due 2/25/47(a)(b)	1,379,894
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $249,430,229)	234,435,661
CORPORATE BONDS & NOTES - 10.2%
Consumer Cyclical - 4.5%
22,359,000	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(b)(d)	17,859,251
23,764,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)	23,526,360
	Total Consumer Cyclical	41,385,611
Consumer Non-cyclical - 3.3%
16,973,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	16,936,718
13,399,000	MoneyGram International Inc., Senior Secured Notes, 5.375% due 8/1/26(b)	13,513,371
	Total Consumer Non-cyclical	30,450,089
Energy - 0.8%
6,948,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 11.000% due 4/15/25(b)	7,347,510
Utilities - 1.6%
16,874,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%) (a)(b)(e)	15,092,505
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $97,814,341)	94,275,715

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.2%
$2,158,544	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 4.796% (1-Month USD-LIBOR + 0.780%) due 10/25/35(a)	$2,098,546
3,193,271	ABFC Trust, Series 2003-OPT1, Class A3, 4.724% (1-Month USD-LIBOR + 0.680%) due 4/25/33(a)	2,882,425
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 4.314% (1-Month USD-LIBOR + 0.270%) due 9/25/36(a)	2,225,507
1,306,465	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 4.184% (1-Month USD-LIBOR + 0.140%) due 12/25/36(a)	1,265,099
	Brookside Mill CLO Ltd.:
2,001,348	Series 2013-1A, Class BR, 5.429% (3-Month USD-LIBOR + 1.350%) due 1/17/28(a)(b)	1,985,622
410,000	Series 2013-1A, Class ER, 9.579% (3-Month USD-LIBOR + 5.500%) due 1/17/28(a)(b)	387,070
2,507,459	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 4.194% (1-Month USD-LIBOR + 0.150%) due 8/25/36(a)	2,322,948
2,272,631	CHEC Loan Trust, Series 2004-1, Class A3, 5.044% (1-Month USD-LIBOR + 1.000%) due 7/25/34(a)(b)	2,146,568
1,360,868	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 4.794% (1-Month USD-LIBOR + 0.750%) due 5/25/34(a)	1,332,425
	CWABS Asset-Backed Certificates Trust:
344,423	Series 2007-12, Class 2A3, 4.844% (1-Month USD-LIBOR + 0.800%) due 8/25/47(a)	341,665
847,626	Series 2007-2, Class 2A3, 4.184% (1-Month USD-LIBOR + 0.140%) due 8/25/37(a)	826,778
1,775,840	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.144% (1-Month USD-LIBOR + 1.100%) due 5/25/37(a)(b)	1,687,250
2,783,436	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 5.012% (1-Month USD-LIBOR + 1.125%) due 9/25/33(a)	2,634,310
4,826,116	Fremont Home Loan Trust, Series 2003-A, Class M1, 5.019% (1-Month USD-LIBOR + 0.975%) due 8/25/33(a)	4,565,597
2,370,000	Home Equity Asset Trust, Series 2005-6, Class M5, 4.989% (1-Month USD-LIBOR + 0.945%) due 12/25/35(a)	2,146,848
3,000,000	HPS Loan Management Ltd., Series 9A-2016, Class A2R, 5.927% (3-Month USD-LIBOR + 1.700%) due 7/19/30(a)(b)	2,891,700
2,354,616	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 4.524% (1-Month USD-LIBOR + 0.240%) due 5/25/37(a)	2,324,848
2,595,203	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 4.944% (1-Month USD-LIBOR + 0.900%) due 10/25/34(a)	2,362,736
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 11.779% (3-Month USD-LIBOR + 7.700%) due 4/15/29(a)(b)	1,171,831
2,580,126	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 4.824% (1-Month USD-LIBOR + 0.780%) due 2/25/34(a)	2,515,767
	Merrill Lynch Mortgage Investors Trust:
600,338	Series 2005-FM1, Class M1, 4.764% (1-Month USD-LIBOR + 0.720%) due 5/25/36(a)	586,354
2,060,003	Series 2006-OPT1, Class A2C, 4.194% (1-Month USD-LIBOR + 0.150%) due 8/25/37(a)	1,849,617
1,939,565	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, 4.219% (1-Month USD-LIBOR + 0.175%) due 6/25/37(a)	1,874,299
1,438,451	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 4.364% (1-Month USD-LIBOR + 0.320%) due 5/25/36(a)	1,414,468
191,986	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 4.779% (1-Month USD-LIBOR + 0.735%) due 8/25/35(a)	190,891
229,377	Park Place Securities, Inc., Series 2005-WCW1, Class M2, 4.749% (1-Month USD-LIBOR + 0.705%) due 9/25/35(a)	234,583
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 5.364% (1-Month USD-LIBOR + 1.320%) due 1/25/36(a)	3,211,842
1,205,982	Series 2005-WCW2, Class M2, 4.839% (1-Month USD-LIBOR + 0.795%) due 7/25/35(a)	1,179,515
2,635,683	Ramp Trust, Series 2004-RS8, Class MII2, 4.598% (1-Month USD-LIBOR + 1.150%) due 8/25/34(a)	2,480,205

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.2% (continued)
$2,628,612	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 4.809% (1-Month USD-LIBOR + 0.765%) due 2/25/35(a)	$2,481,508
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 9.043% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	293,350
4,083,311	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 4.749% (1-Month USD-LIBOR + 0.705%) due 3/25/34(a)	3,773,899
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 6.669% (1-Month USD-LIBOR + 2.625%) due 11/25/35(a)	2,394,718
901,429	Series 2006-BC6, Class A4, 4.214% (1-Month USD-LIBOR + 0.170%) due 1/25/37(a)	884,592
1,398,142	Series 2006-GEL1, Class M2, 5.244% (1-Month USD-LIBOR + 1.200%) due 11/25/35(a)(b)	1,368,102
939,465	Series 2007-BC3, Class 2A3, 4.224% (1-Month USD-LIBOR + 0.180%) due 5/25/47(a)	882,238
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 4.644% (1-Month USD-LIBOR + 0.600%) due 7/25/37(a)(b)	6,131,118
2,465,000	Series 2006-7, Class 1A2C, 4.584% (1-Month USD-LIBOR + 0.540%) due 7/25/37(a)(b)	2,036,240
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 10.669% (3-Month USD-LIBOR + 6.590%) due 10/15/29(a)(b)	808,455
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 5.493% (3-Month USD-LIBOR + 1.250%) due 1/20/31(a)(b)	1,248,811
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $77,242,595)	75,440,345
SENIOR LOANS(a) - 1.9%
9,450,000	Playa Hotels & Resorts BV, due 11/23/28(f)	9,163,570
8,070,148	Topgolf International Inc., 10.577% (1-Month USD-LIBOR + 0.625%) due 2/9/26	8,017,208
	TOTAL SENIOR LOANS
	(Cost - $17,188,587)	17,180,778
Shares/Units
COMMON STOCKS - 21.6%
CONSUMER CYCLICAL - 3.7%
Entertainment - 2.8%
572,087	Golden Entertainment Inc.*(d)	25,349,175
Leisure Time - 0.5%
236,111	Topgolf Callaway Brands Corp.*	4,946,526
Lodging - 0.4%
98,269	MGM Resorts International	3,622,195
	TOTAL CONSUMER CYCLICAL	33,917,896
CONSUMER NON-CYCLICAL - 7.8%
Biotechnology - 4.8%
163,218	Biohaven Ltd.*	2,582,109
929,806	Crinetics Pharmaceuticals Inc.*	16,615,633
222,780	DICE Therapeutics Inc.*(g)	7,754,972
379,086	Relay Therapeutics Inc.*	7,043,418
285,096	Xenon Pharmaceuticals Inc.*	10,514,340
	Total Biotechnology	44,510,472
Commercial Services - 2.5%
79,314	Triton International Ltd.	5,351,316
355,247	WillScot Mobile Mini Holdings Corp.*	17,126,458
	Total Commercial Services	22,477,774

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 7.8% (continued)
Pharmaceuticals - 0.5%
$41,014	Ascendis Pharma AS, ADR*(d)	$5,047,183
	TOTAL CONSUMER NON-CYCLICAL	72,035,429
DIVERSIFIED - 0.3%
SPACs - 0.3%
232,340	Z-Work Acquisition Corp., Class A Shares*	2,330,370
FINANCIAL - 5.3%
Banks - 3.8%
1,051,126	Blue Foundry Bancorp*(d)	13,738,217
559,139	HarborOne Bancorp Inc.(d)	8,180,204
1,357,769	Kearny Financial Corp.(d)	13,129,626
	Total Banks	35,048,047
Savings & Loans - 1.5%
438,157	Berkshire Hills Bancorp Inc.(d)	13,661,735
	TOTAL FINANCIAL	48,709,782
INDUSTRIAL - 3.9%
Metal Fabricate/Hardware - 0.8%
942,003	Hillman Solutions Corp.*(d)	7,498,344
Transportation - 3.1%
372,274	Air Transport Services Group Inc.*(d)	10,438,563
121,619	Atlas Air Worldwide Holdings Inc.*	12,255,546
100,169	RXO Inc.*(d)	1,903,211
100,169	XPO Logistics Inc.*(d)	3,868,527
	Total Transportation	28,465,847
	TOTAL INDUSTRIAL	35,964,191
TECHNOLOGY - 0.6%
Software - 0.6%
70,081	Activision Blizzard Inc.	5,182,490
	TOTAL COMMON STOCKS
	(Cost - $172,787,889)	198,140,158
OPEN-END FUNDS - 20.9%
14,904,655	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	169,614,976
1,855,054	Palm Valley Capital Fund	22,557,456
	TOTAL OPEN-END FUNDS
	(Cost - $193,831,911)	192,172,432
PREFERRED STOCKS - 0.5%
COMMUNICATIONS - 0.5%
Telecommunications - 0.5%
	Telephone & Data Systems Inc.
264,254	6.000%(d)(e)	4,434,182
25,001	6.625%(e)(g)	470,019
	Total Telecommunications	4,904,201
	TOTAL COMMUNICATIONS	4,904,201
	TOTAL PREFERRED STOCKS
	(Cost - $7,235,592)	4,904,201
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
183,263	Class Acceleration Corp.*(h)	2,016
179,620	Corazon Capital V838 Monoceros Corp.*(h)	10,400

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED - 0.0% - (continued)
SPACs - 0.0% - (continued)
$39,205	Deep Lake Capital Acquisition Corp.*(h)	$196
88,320	EQRX Inc.*(h)	52,109
556,875	First Light Acquisition Group Inc.*(h)@	16,428
183,154	FTAC Zeus Acquisition Corp.*(h)	1,832
131,807	Inspirato Inc.*(h)	14,499
468,723	Jack Creek Investment Corp.*(h)	89,057
117,449	Live Oak Mobility Acquisition Corp.*(h)	22,950
185,925	Logistics Innovation Technologies Corp.*(h)	9,296
154,180	Longview Acquisition Corp. II*(h)	12,334
358,816	Pagaya Technologies Ltd.*(h)	48,476
491,405	Screaming Eagle Acquisition Corp.*(h)	132,679
232,452	Senior Connect Acquisition Corp. I*(h)	9,298
77,310	SomaLogic Inc.*(g)(h)	31,697
109,876	Tishman Speyer Innovation Corp. II*(h)	88
23,299	X4 Pharmaceuticals Inc.*	156
244,085	ZeroFox Holdings Inc.*(h)	27,801
	Total SPACs	481,312
	TOTAL DIVERSIFIED	481,312
	TOTAL WARRANTS
	(Cost - $3,346,764)	481,312
EXCHANGE TRADED FUND (ETF) – 0.0%
70,340	FLAG-Forensic Accounting Long-Short*(i)(h) (Cost - $306)	–
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $818,878,214)	817,030,602

Face Amount†
SHORT-TERM INVESTMENTS - 10.0%
TIME DEPOSITS - 10.0%
48,816,423	ANZ National Bank - London, 3.180% due 12/1/22	48,816,423
9,280,201	Citibank - New York, 3.180% due 12/1/22	9,280,201
33,949,598	Sumitomo Mitsui Banking Corp. - Tokyo, 3.180% due 12/1/22	33,949,598
	TOTAL TIME DEPOSITS
	(Cost - $92,046,222)	92,046,222

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
172,419	Federated Government Obligations Fund, Premier Class, 3.618%(j)
	(Cost - $172,419)	$172,419
	TOTAL INVESTMENTS - 98.7%
	(Cost - $911,096,855)	909,249,243
	Other Assets in Excess of Liabilities - 1.3%	11,942,556
	TOTAL NET ASSETS - 100.0%	$921,191,799

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2022, amounts to $278,670,919 and represents 30.25% of net assets.
(c)	Interest only security.
(d)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	All or a portion of this security is on loan.
(h)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2022, amounts to $481,156 and represents 0.05% of net assets.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(j)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C01, Class 1B, 15.766% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	$236,453	$567,718	0.06%
Series 2016-C01, Class 1M2, 10.766% (1-Month USD-LIBOR + 6.750%) due 8/25/28	4/14/2020	3,699,038	1,193,718	0.13%
Series 2016-C02, Class 1B, 16.266% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	3,734,172	0.41%
Series 2016-C03, Class 1B, 15.766% (1-Month USD-LIBOR + 11.750%) due 10/25/28	4/27/2022	537,977	521,922	0.06%
Series 2016-C03, Class 2M2, 9.916% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	2,941,204	3,687,677	0.40%
Series 2016-C04, Class 1B, 14.266% (1-Month USD-LIBOR + 10.250%) due 1/25/29	4/13/2022	1,355,446	1,310,779	0.14%
Series 2016-C06, Class 1B, 13.266% (1-Month USD-LIBOR + 9.250%) due 4/25/29	3/11/2022	2,850,909	4,669,147	0.51%
Series 2017-C02, Class 2B1, 9.516% (1-Month USD-LIBOR + 5.500%) due 9/25/29	2/22/2022	7,278,633	5,600,016	0.61%
Series 2017-C02, Class 2M2C, 7.666% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	867,500	6,080,933	0.66%
Series 2018-C03, Class 1B1, 7.766% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	6,754,772	0.73%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class B, 13.366% (1-Month USD-LIBOR + 9.350%) due 4/25/28	10/29/2021	3,045,125	5,079,359	0.55%
Series 2016-DNA4, Class B, 12.616% (1-Month USD-LIBOR + 8.600%) due 3/25/29	3/11/2022	1,105,244	1,034,878	0.11%
Series 2016-HQA3, Class B, 13.044% (1-Month USD-LIBOR + 9.000%) due 3/25/29	1/27/2022	2,131,393	1,961,301	0.21%
Series 2017-HQA3, Class B1, 8.466% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,316,026	0.47%
First Light Acquisition Group Inc.	9/10/2021	333,524	16,428	0.00%*
			$46,528,846	5.05%

* Position represents less than 0.05%.

Abbreviations used in this schedule:
ABS	—	Asset-Backed Security
ADR	—	American Depositary Receipts
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
SPDR	—	Standard & Poor's Depository Receipts

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	25.8%
Common Stocks	21.8
Open-End Funds	21.1
Corporate Bonds & Notes	10.4
Asset-Backed Securities	8.3
Senior Loans	1.9
Preferred Stocks	0.5
Warrants	0.1
Exchange Traded Fund (ETF)	0.0	*
Short-Term Investments	10.1
Money Market Fund	0.0	*
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.005%.

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation / (Depreciation)
USD	10,518,665	1/23/23	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket*	$(294,750)
USD	11,277,505	8/30/23	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket**	(358,721)
USD	10,156,271	8/30/23	GSC	1-Month	USD-Federal Funds-H.15	Cannae Holdings Inc.	638,261
							$(15,210)

* GSCBGDEN Basket consists of a portfolio of:

Boyd Gaming Corp.	23%
Churchill Downs Inc.	23%
Red Rock Resorts Inc.	22%
Penn Entertainment Inc.	18%
Caesars Entertainment Inc.	14%
100%

** GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	54%
Alight Inc.	23%
Ceridian HCM Holding Inc.	19%
Paysafe Ltd	4%
100%

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

At November 30, 2022, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counter party	Implied Credit Spread at 11/30/22(3)	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.869%	USD	10,000,000	$413,362	$405,000	$8,362
CDX.NA.HY.37	5.000%	12/20/26	3-Month	MSCS	2.234%	USD	20,000,000	2,234,607	1,234,622	999,985
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.013%	USD	100,000,000	248,373	1,440,000	(1,191,627)
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	3.724%	USD	20,000,000	(2,335,010)	(4,046,000)	1,710,990
CDX.NA.IG.39	1.000%	12/20/27	3-Month	MSCS	3.724%	USD	20,000,000	(2,335,010)	(2,630,800)	295,790
								$(1,773,678)	$(3,597,178)	$1,823,500

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments
November 30, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 6.7%
ASSET-BACKED SECURITY - 0.2%
Home Equity ABS -0.2%
$1,939,565	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, 4.219% due 6/25/37 (a) (Proceeds - $(1,826,525))	$1,874,298
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 6.5%
56,986	Global X US Infrastructure Development	1,592,189
18,400	iShares Russell 2000, Class Common Shares	3,447,608
15,016	iShares S&P Mid-Capital 400 Value	1,602,808
292,685	SPDR S&P Biotech*	24,474,320
452,267	SPDR S&P Regional Banking	29,180,267
	Total Exchange Traded Funds (ETFs)	60,297,192
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $83,062,381)	60,297,192
	TOTAL SECURITIES SOLD SHORT - 6.7%
	(Proceeds - $84,888,906)	$62,171,490

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 87.4%
Alabama - 1.2%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,177,984
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,531,152
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	276,577
175,000	A	5.000% due 3/1/29	186,350
180,000	A	5.000% due 3/1/30	191,315
185,000	A	5.000% due 3/1/31	196,521
145,000	A	5.000% due 3/1/32	153,830
215,000	A	5.000% due 3/1/33	227,774
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,493,939
1,500,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series B, 4.000% due 12/1/51(b)	1,442,912
		Total Alabama	10,878,354
Alaska - 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,077,972
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	225,724
		Total Alaska	1,303,696
Arizona - 2.7%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	5,396,746
3,810,000	AA+	5.000% due 7/1/34	4,059,940
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,167,276
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	243,314
215,000	AA+	Series A, 5.000% due 7/1/28	227,336
235,000	AA+	Series A, 5.000% due 7/1/29	248,423
		City of Glendale AZ Excise Tax Revenue, Revenue Bonds:
105,000	AA+	Series A, 5.000% due 7/1/23	106,518
85,000	AA+	Series A, 5.000% due 7/1/32	92,039
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA+	5.000% due 7/1/24	57,055
105,000	AA+	5.000% due 7/1/26	110,997
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	AA-	Series A, 5.000% due 7/1/27(c)	69,209
90,000	AA-	Series A, 5.000% due 7/1/28(c)	95,542
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,488,501
1,000,000	AAA	City of Scottsdale AZ, GO, Series B, 5.000% due 7/1/23	1,014,456
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	159,317
		Maricopa County Industrial Development Authority, Revenue Bonds:
200,000	A2(a)	5.000% due 7/1/47	209,727
190,000	AA-	Series A, 4.000% due 1/1/24	192,588
145,000	AA-	Series A, 5.000% due 1/1/23	145,285
60,000	AA-	Series A, 5.000% due 1/1/24	61,452
225,000	AA-	Series A, 5.000% due 1/1/25	234,883
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	758,054
290,000	AA-	Series C, 5.000% due 1/1/48(b)	301,401
800,000	AA-	Series D, 5.000% due 1/1/46(b)	848,389
145,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	160,146
		State of Arizona, COP:
300,000	AA-	Series A, 5.000% due 10/1/23	306,039
310,000	AA-	Series A, 5.000% due 10/1/24	323,309
		Total Arizona	24,077,942

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
California - 4.3%
$210,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(b)	$208,046
115,000	A+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	116,256
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(c)	625,981
675,000	AA-	4.000% due 5/15/39(c)	648,778
650,000	AA-	4.000% due 5/15/40(c)	623,888
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,270,712
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	168,217
145,000	A+	Series A, Prerefunded 6/1/23 @ 100, 5.000% due 6/1/29(d)	146,871
115,000	NR	Series A1, 5.000% due 6/1/25	121,829
30,000	NR	Series A1, 5.000% due 6/1/26	32,425
		Los Angeles Department of Water & Power, Revenue Bonds:
290,000	AA-	Series A, 5.000% due 7/1/29	304,386
1,750,000	Aa2(a)	Series C, 5.000% due 7/1/41	1,952,272
		Los Angeles Unified School District, GO:
2,950,000	Aa3(a)	5.000% due 7/1/41	3,325,045
1,500,000	Aa3(a)	Series A, 5.000% due 7/1/27	1,657,996
1,980,000	AAA	Moulton-Niguel Water District Public Facilities Corp., COP, 3.000% due 9/1/37	1,737,337
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	106,045
30,000	A-	Series A, 5.000% due 8/1/28	31,711
		Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds:
5,000,000	AA-	Series P, 5.000% due 5/15/41	5,517,534
2,425,000	AA-	Series P, 5.000% due 5/15/42	2,660,452
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	78,888
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	698,350
250,000	AA	Series B, 5.000% due 4/1/35	287,827
300,000	AA	Series B, 5.000% due 4/1/36	342,392
400,000	AA	Series B, 5.000% due 4/1/37	452,811
500,000	AA	Series B, 5.000% due 4/1/38	563,376
500,000	AA	Series B, 5.000% due 4/1/39	562,127
515,000	AA	Series B, 5.000% due 4/1/40	576,292
185,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	193,847
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	336,834
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	795,184
80,000	AA-	5.000% due 9/1/29	86,875
760,000	AA-	5.000% due 8/1/30	838,614
4,100,000	AA-	5.000% due 3/1/31	4,309,377
3,000,000	AA-	5.000% due 4/1/36	3,315,328
435,000	AA-	Series B, 5.000% due 8/1/26	472,455
205,000	AA-	Series C, 5.000% due 8/1/29	222,252
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	103,249
		Total California	37,491,859
Colorado - 2.8%
2,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series C, 4.000% due 3/1/38	2,007,081
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	AA-	Series A, 5.000% due 11/15/24(c)	67,051
315,000	A+	Series A, 5.000% due 12/1/26(c)	333,037
30,000	AA-	Series A, 5.000% due 11/15/27(c)	32,084

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Colorado - 2.8% - (continued)
$2,695,000	AA-	Series A, 5.000% due 11/15/28(c)	$2,902,501
145,000	AA-	Series A, 5.000% due 11/15/29(c)	154,395
115,000	AA-	Series A, 5.000% due 11/15/30(c)	122,398
915,000	AA-	Series C, 5.000% due 11/15/30	1,035,749
3,400,000	AA-	Series D, 5.500% due 11/15/30(c)	3,832,986
		Colorado Health Facilities Authority, Revenue Bonds:
2,115,000	AA	5.000% due 11/15/36(b)	2,153,728
190,000	Baa1(a)	5.000% due 9/1/46	191,872
640,000	AA	5.000% due 11/15/49(b)	684,207
500,000	A-	Series A, 5.000% due 8/1/44	506,469
325,000	A-	Series B2, 5.000% due 8/1/49(b)	338,392
75,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	75,562
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Series A, 0.900% due 11/1/26	1,730,000
		State of Colorado, COP:
2,250,000	AA-	Series A, 4.000% due 12/15/36	2,290,625
3,775,000	AA-	Series A, 4.000% due 12/15/39	3,789,714
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,404,396
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	133,983
120,000	AA	5.000% due 12/15/29	128,675
135,000	AA	5.000% due 12/15/31	144,604
285,000	AA	5.000% due 12/1/34	309,957
		Total Colorado	24,369,466
Connecticut - 3.1%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
6,220,000	AAA	Series A, 1.600% due 7/1/42(b)	6,220,000
410,000	A	Series A, 5.000% due 7/1/34	433,527
505,000	AA-	Series B, 1.800% due 7/1/49(b)	489,031
65,000	A-	Series S, 5.000% due 7/1/26	69,401
30,000	A-	Series S, 5.000% due 7/1/29	32,649
4,465,000	AAA	Series V1, 0.750% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	AA-	Series A, 5.000% due 3/15/26	96,457
375,000	AA-	Series A, 5.000% due 4/15/26	402,528
150,000	AA-	Series A, 5.000% due 4/15/30	168,517
170,000	AA-	Series A, 5.000% due 4/15/34	186,309
60,000	AA-	Series A, 5.000% due 4/15/35	65,413
175,000	AA-	Series B, 5.000% due 1/15/26	186,974
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,224,358
100,000	AA-	Series E, 5.000% due 10/15/26	108,317
150,000	AA-	Series E, 5.000% due 10/15/29	162,132
1,600,000	AA-	Series F, 5.000% due 9/15/26	1,730,479
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,425,000	AA	Series A, 5.000% due 7/1/39	2,715,814
2,500,000	AA	Series A, 5.250% due 7/1/43	2,804,960
1,500,000	AA	Series D, 4.000% due 11/1/39	1,500,087
1,500,000	AA	Series D, 4.000% due 11/1/40	1,486,443
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,504,678
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	363,565
		Total Connecticut	27,416,639
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	35,843
80,000	A	Series C, 5.000% due 1/1/25	81,927

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Delaware - 0.4% - (continued)
$220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	$207,938
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,285,553
		Total Delaware	3,611,261
District of Columbia - 0.7%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,058,497
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
75,000	AA-	Series A, 5.000% due 10/1/23(c)	76,125
2,625,000	AA-	Series A, 5.000% due 10/1/24(c)	2,708,170
115,000	AA-	Series A, 5.000% due 10/1/28(c)	123,798
120,000	AA-	Series A, 5.000% due 10/1/29(c)	128,763
95,000	AA-	Series A, 5.000% due 10/1/30(c)	101,884
205,000	AA-	Series A, 5.000% due 10/1/31(c)	218,777
60,000	AA-	Series A, 5.000% due 10/1/34(c)	62,726
55,000	AA-	Series A, 5.000% due 10/1/36(c)	57,168
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, 4.000% due 10/1/35	386,908
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	257,324
		Total District of Columbia	6,180,140
Florida - 5.7%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	98,041
215,000	Aa3(a)	5.000% due 7/1/30	221,076
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	87,868
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(c)	63,583
90,000	A+	5.000% due 10/1/31(c)	95,134
120,000	A+	Series A, 5.000% due 10/1/29(c)	124,577
85,000	A+	Series A, 5.000% due 10/1/31(c)	87,943
115,000	A+	Series A, 5.000% due 10/1/32(c)	118,701
1,000,000	A+	Series B, 5.000% due 10/1/29(c)	1,085,992
90,000	A+	Series Q1, 5.000% due 10/1/23	90,162
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
60,000	AA+	Series A, 5.000% due 9/1/23(c)	60,782
65,000	AA+	Series A, 5.000% due 9/1/24(c)	66,882
65,000	AA+	Series A, 5.000% due 9/1/26(c)	68,565
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	171,020
120,000	A+	5.000% due 10/1/29	127,550
215,000	A+	5.000% due 10/1/30	227,256
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	122,658
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
290,000	A	Series A, 5.000% due 10/1/24(c)	291,825
55,000	A	Series A, 5.000% due 10/1/27(c)	56,487
80,000	A	Series A, 5.000% due 10/1/29(c)	81,893
70,000	A	Series A, 5.000% due 10/1/30	74,871
30,000	A	Series A, 5.000% due 10/1/31	31,988
160,000	A	Series A, 5.000% due 10/1/33(c)	162,356
5,000,000	A	Series A, 5.000% due 10/1/34(c)	5,055,749
70,000	A	Series A, 5.000% due 10/1/35(c)	70,562
65,000	A	Series B, 5.000% due 10/1/24	65,112
215,000	A	Series B, 5.000% due 10/1/37	219,920
500,000	A	Series B, 5.000% due 10/1/40(c)	509,840

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 5.7% - (continued)
$10,000,000	AA-	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	$10,530,951
		Duval County Public Schools, COP:
3,500,000	AA	AGM, Series A, 5.000% due 7/1/30(e)	3,966,117
125,000	A+	Series B, 5.000% due 7/1/27	131,565
30,000	A+	Series B, 5.000% due 7/1/28	31,560
190,000	A+	Series B, 5.000% due 7/1/30	199,639
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	31,206
45,000	A2(a)	5.000% due 10/1/27	47,600
55,000	A2(a)	Series A, 5.000% due 10/1/30	58,911
60,000	A2(a)	Series A, 5.000% due 10/1/31	64,043
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,510,396
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(c)(d)	108,363
60,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/30(c)(d)	65,018
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/28(d)	36,965
70,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/35(d)	73,931
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(c)	901,046
185,000	A(f)	Series B, 5.000% due 6/1/38(c)	191,827
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	77,401
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	215,048
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	31,043
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	51,738
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	15,521
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	586,856
415,000	A+	Series A1, 5.000% due 4/1/35	440,881
755,000	A+	Series A2, 5.000% due 4/1/33(b)	772,148
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	46,926
115,000	A	Series A, 5.000% due 7/1/32	119,727
95,000	A	Series A, 5.000% due 7/1/33	98,744
30,000	A	Series A, 5.000% due 7/1/34	31,182
235,000	A	Series A, 5.000% due 7/1/40	235,013
85,000	A	Series A, 5.000% due 7/1/44	85,366
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	205,649
200,000	Aa2(a)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(d)	211,925
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	50,998
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	10,235
20,000	WD(f)	5.000% due 12/1/24	20,853
		Palm Beach County School District, COP:
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	35,547
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	41,456
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	753,960
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	316,145
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	252,916
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	168,484
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	732,402

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 5.7% - (continued)
$315,000	Aa3(a)	Series D, 5.000% due 8/1/27	$331,952
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	115,833
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	341,720
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	126,092
570,000	A+	Series A, 5.000% due 5/1/31	599,030
220,000	A+	Series B, 5.000% due 8/1/27	235,752
395,000	A+	Series B, 5.000% due 5/1/28	411,297
340,000	A+	Series D, 5.000% due 11/1/24	355,099
355,000	A+	Series D, 5.000% due 11/1/25	368,739
230,000	A+	Series D, 5.000% due 11/1/26	238,901
115,000	A+	Series D, 5.000% due 2/1/29	121,466
190,000	A+	Series D, 5.000% due 2/1/30	199,571
		School District of Broward County, COP:
330,000	A+	Series A, 5.000% due 7/1/26	348,511
265,000	A+	Series A, 5.000% due 7/1/27	278,714
115,000	A+	Series A, 5.000% due 7/1/28	120,805
70,000	A+	Series A, 5.000% due 7/1/32	74,226
335,000	A+	Series B, 5.000% due 7/1/26	353,791
230,000	A+	Series B, 5.000% due 7/1/27	242,137
390,000	A+	Series B, 5.000% due 7/1/28	409,587
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	60,840
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	51,805
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	122,145
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	77,727
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	60,763
125,000	A	Series A, 5.000% due 7/1/27	126,582
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	6,678,909
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,206,108
70,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, NPFG, 6.000% due 10/1/29	83,970
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	147,743
80,000	A2(a)	5.000% due 10/15/44	83,393
150,000	A2(a)	5.000% due 10/15/49	155,365
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	621,542
145,000	AA	Series A, 5.000% due 8/1/32	153,422
		Total Florida	49,999,232
Georgia - 3.0%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	31,622
70,000	AA-	5.000% due 11/1/29	73,736
2,000,000	AA-	5.000% due 11/1/40	2,077,729
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,094
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(b)	576,785
830,000	BBB+	2.925% due 11/1/53(b)	818,670
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	167,443
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa1(a)	Series A, 4.000% due 4/1/48(b)	5,018,579
840,000	Aa1(a)	Series C, 4.000% due 8/1/48(b)	843,049

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Georgia - 3.0% - (continued)
		Municipal Electric Authority of Georgia, Revenue Bonds:
$160,000	A-	Series A, 5.000% due 1/1/27	$170,839
145,000	A-	Series A, 5.000% due 1/1/30	158,456
105,000	A	Series GG, 5.000% due 1/1/24	105,170
35,000	A	Series GG, 5.000% due 1/1/25	35,051
145,000	A	Series GG, 5.000% due 1/1/26	145,204
40,000	AA-	Municipal Gas Authority of Georgia, Revenue Bonds, Series U, 5.000% due 10/1/24	41,674
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	5,612,305
5,000,000	AAA	Series A, 5.000% due 7/1/33	5,843,867
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,225,417
		Total Georgia	25,990,690
Hawaii - 1.2%
2,500,000	Aa2(a)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,467,227
		City & County of Honolulu HI, GO:
7,105,000	Aa1(a)	Series C, 4.000% due 10/1/32	7,370,946
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	97,472
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	541,396
		Total Hawaii	10,477,041
Idaho - 0.7%
		Idaho Housing & Finance Association, Revenue Bonds:
45,000	A2(a)	5.000% due 7/15/23	45,665
35,000	A2(a)	5.000% due 7/15/24	36,293
95,000	A2(a)	5.000% due 7/15/27	103,569
1,000,000	Aa1(a)	5.000% due 8/15/41	1,110,924
1,250,000	Aa1(a)	5.000% due 8/15/42	1,385,780
55,000	Aa1(a)	Series A, 4.000% due 1/1/50	55,030
250,000	A2(a)	Series A, 5.000% due 7/15/30	283,683
250,000	A2(a)	Series A, 5.000% due 7/15/31	286,919
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,491,094
		Total Idaho	5,798,957
Illinois - 2.5%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	67,208
100,000	A-	Series A, 5.000% due 1/1/30(c)	103,154
70,000	A-	Series A, 5.000% due 1/1/31(c)	72,079
190,000	A-	Series A, 5.000% due 1/1/32(c)	191,505
95,000	A-	Series B, 5.000% due 1/1/24	97,442
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	75,869
125,000	A+	Series A, 5.000% due 1/1/24(c)	127,207
270,000	A+	Series A, 5.000% due 1/1/29	290,164
200,000	A+	Series A, 5.000% due 1/1/48(c)	202,754
285,000	A+	Series B, 5.000% due 1/1/32	294,314
120,000	A+	Series B, 5.000% due 1/1/53	122,609
80,000	A+	Series C, 5.000% due 1/1/23	80,166
45,000	A+	Series C, 5.000% due 1/1/24	46,157
65,000	A+	Series C, 5.000% due 1/1/25	67,989
60,000	A+	Series C, 5.000% due 1/1/26	63,803
70,000	A+	Series C, 5.000% due 1/1/33	72,996
80,000	A+	Series C, 5.000% due 1/1/34	83,203
60,000	A+	Series D, 5.000% due 1/1/27(c)	63,033
15,000	A+	Series D, 5.000% due 1/1/28(c)	15,701
85,000	A+	Series D, 5.000% due 1/1/31(c)	88,607

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 2.5% - (continued)
$45,000	A+	Series D, 5.000% due 1/1/33(c)	$46,762
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	40,078
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,275
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	161,953
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	37,947
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	821,579
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	64,378
75,000	A+	5.000% due 11/15/26	75,102
25,000	A3(a)	5.000% due 8/15/27	25,978
70,000	A	5.000% due 5/15/28	73,480
60,000	AA+	5.000% due 7/15/28	65,916
40,000	A	5.000% due 5/15/29	41,836
150,000	AAA	5.000% due 7/1/29	162,903
25,000	A+	5.000% due 11/15/29	25,025
110,000	A3(a)	5.000% due 12/1/29	114,828
145,000	AAA	5.000% due 1/1/30	157,261
330,000	AA-	5.000% due 8/15/30	370,529
255,000	AAA	5.000% due 7/1/31	275,489
175,000	A3(a)	5.000% due 8/15/35	178,192
100,000	A3(a)	5.000% due 12/1/46	100,356
25,000	BBB+	5.000% due 8/1/49	25,278
495,000	AA-	Series A, 5.000% due 2/15/24	508,806
95,000	AA-	Series A, 5.000% due 2/15/25	99,092
45,000	AA-	Series A, 5.000% due 2/15/26	47,713
30,000	A	Series A, 5.000% due 11/15/27	31,379
35,000	A	Series A, 5.000% due 11/15/28	36,492
55,000	A	Series A, 5.000% due 11/15/29	57,167
100,000	A	Series A, 5.000% due 11/15/32	103,170
60,000	A+	Series A, 5.000% due 11/15/34	61,359
20,000	BBB+	Series A, 5.000% due 8/1/47	20,249
75,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/30(d)	80,871
50,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/34(d)	53,914
255,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(d)	274,963
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	102,320
15,000	WD(f)	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(d)	15,590
85,000	A+	Series B, 5.000% due 11/15/26	88,800
35,000	AA+	Series C, 3.750% due 2/15/34	34,973
160,000	AA+	Series C, 4.000% due 2/15/36	160,558
15,000	AA+	Series C, 5.000% due 2/15/24	15,364
75,000	AA+	Series C, 5.000% due 2/15/26	79,852
200,000	AA+	Series C, 5.000% due 2/15/28	215,878
135,000	AA+	Series C, 5.000% due 2/15/29	144,747
50,000	AA+	Series C, 5.000% due 2/15/31	53,428
365,000	AA+	Series C, 5.000% due 2/15/32	388,940
145,000	AA+	Series C, 5.000% due 2/15/33	154,068
65,000	AA+	Series C, 5.000% due 2/15/36	68,418
205,000	AA+	Series C, 5.000% due 2/15/41	210,827
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(d)	183,203
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(d)	961,197
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(d)	1,436,272

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 2.5% - (continued)
$20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	$20,836
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	304,997
105,000	A	Series A, 5.000% due 2/1/31	110,430
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	52,836
175,000	AA-	Series D, 5.000% due 1/1/24	179,461
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	269,232
55,000	AA	5.000% due 1/1/29	59,382
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	222,692
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	209,215
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	152,621
215,000	NR	Series NPFG, zero coupon, due 1/15/24	207,778
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	66,726
175,000	AA+	5.000% due 2/1/27	182,862
		State of Illinois, GO:
45,000	BBB+	5.000% due 2/1/23	45,127
220,000	BBB+	5.000% due 4/1/23	221,230
100,000	BBB+	5.000% due 8/1/23	101,075
225,000	BBB+	5.000% due 6/1/25	231,702
65,000	BBB+	5.000% due 2/1/26	65,828
270,000	BBB+	5.000% due 2/1/27	279,041
180,000	BBB+	5.000% due 2/1/28	186,688
60,000	BBB+	5.000% due 4/1/28	60,749
25,000	BBB+	5.000% due 5/1/28	25,331
165,000	BBB+	5.000% due 2/1/29	171,036
70,000	BBB+	5.000% due 5/1/32	70,819
190,000	BBB+	5.000% due 5/1/33	192,083
305,000	BBB+	5.250% due 2/1/31	309,014
115,000	BBB+	5.500% due 7/1/38	115,612
65,000	BBB+	Series A, 4.000% due 1/1/23	65,040
2,000,000	BBB+	Series A, 5.000% due 3/1/29	2,105,351
365,000	BBB+	Series B, 5.000% due 9/1/23	369,360
365,000	BBB+	Series B, 5.000% due 9/1/24	374,070
620,000	BBB+	Series D, 5.000% due 11/1/23	628,852
405,000	BBB+	Series D, 5.000% due 11/1/25	417,909
390,000	BBB+	Series D, 5.000% due 11/1/26	405,542
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	117,499
115,000	A-	6.250% due 10/1/38	117,817
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,571,323
165,000	AA	AGM, Series B, zero coupon, due 11/1/26	146,106
		Total Illinois	22,243,987
Indiana - 1.7%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	328,007
370,000	A-	City of Whiting IN, Revenue Bonds, 5.000% due 12/1/44(b)(c)	379,683
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	284,632
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 9/1/26	32,180

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Indiana - 1.7% - (continued)
$15,000	AA-	5.000% due 9/1/29	$15,903
240,000	AA-	5.000% due 3/1/36	246,237
60,000	AA-	5.000% due 9/1/36	62,517
70,000	AA	Series A, 5.000% due 10/1/26	72,534
35,000	AA	Series A, 5.000% due 10/1/28	36,242
320,000	AA	Series B, 2.250% due 12/1/58(b)	313,413
90,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	91,431
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	998,856
7,500,000	AA+	Series E, 1.820% due 11/15/39(b)	7,500,000
235,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	232,215
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	533,916
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	263,223
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 5.000% due 7/15/23	40,114
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	40,117
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	120,359
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	125,374
2,305,000	AA+	MSD of Wash Township School Building Corp., Revenue Bonds, Series B, 5.000% due 7/15/28	2,556,521
1,000,000	AAA	Purdue University, Revenue Bonds, Series FF, 5.000% due 7/1/28	1,119,409
		Total Indiana	15,392,883
Iowa - 1.2%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,195,484
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,215,440
90,000	BBB(f)	Series A, 5.000% due 5/15/43	78,327
105,000	BBB(f)	Series A, 5.000% due 5/15/48	89,088
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,121,289
		Total Iowa	10,699,628
Kansas - 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	31,515
35,000	A	Series A, 5.000% due 9/1/32	36,552
		Total Kansas	68,067
Kentucky - 1.2%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	26,150
15,000	A1(a)	5.000% due 1/1/26	15,951
45,000	A1(a)	5.000% due 1/1/29	47,575
50,000	A1(a)	5.000% due 1/1/30	52,766
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	4,986,006
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	173,870
145,000	A-	5.000% due 5/1/28	160,391
15,000	A-	5.000% due 5/1/29	16,454
40,000	AA	5.000% due 5/1/31	43,927
165,000	A-	Series A, 5.000% due 2/1/29	174,789
170,000	A-	Series A, 5.000% due 2/1/30	180,032
65,000	A-	Series A, 5.000% due 2/1/32	68,454
80,000	A-	Series A, 5.000% due 2/1/33	84,104
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(d)	112,269

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Kentucky - 1.2% - (continued)
$325,000	A-	Series B, 5.000% due 11/1/26	$350,679
1,445,000	A-	Series B, 5.000% due 11/1/27	1,549,752
35,000	A1(a)	Series D, 5.000% due 5/1/26	37,447
30,000	A1(a)	Series D, 5.000% due 5/1/27	32,647
30,000	A1(a)	Series D, 5.000% due 5/1/28	32,425
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,598,038
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	216,191
525,000	A	Series A, 5.000% due 10/1/29	550,108
95,000	A	Series A, 5.000% due 10/1/32	98,823
70,000	A	Series A, 5.500% due 10/1/33	71,149
185,000	A	Series A, 5.750% due 10/1/38	188,138
		Total Kentucky	10,868,135
Louisiana - 1.1%
4,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	4,329,144
2,800,000	A1(a)	Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds, 5.000% due 8/15/37	2,913,591
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,612,299
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	NR	5.000% due 12/15/22	40,035
85,000	A+	Series A, 5.000% due 12/15/23	86,984
		New Orleans Aviation Board, Revenue Bonds:
70,000	A	Series B, 5.000% due 1/1/24(c)	71,266
85,000	A	Series B, 5.000% due 1/1/25(c)	87,603
65,000	A	Series B, 5.000% due 1/1/27(c)	66,827
10,000	A	Series B, 5.000% due 1/1/29(c)	10,492
20,000	A	Series B, 5.000% due 1/1/31(c)	20,926
20,000	A	Series B, 5.000% due 1/1/36(c)	20,638
15,000	A	Series B, 5.000% due 1/1/37(c)	15,427
20,000	A	Series D2, 5.000% due 1/1/26(c)	20,835
15,000	A	Series D2, 5.000% due 1/1/29(c)	15,738
20,000	A	Series D2, 5.000% due 1/1/30(c)	20,935
45,000	A	Series D2, 5.000% due 1/1/32(c)	46,937
35,000	A	Series D2, 5.000% due 1/1/35(c)	36,211
15,000	A	Series D2, 5.000% due 1/1/38(c)	15,400
		Total Louisiana	9,431,288
Maine - 0.2%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,163,926
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	63,443
		Total Maine	2,227,369
Maryland - 2.1%
		City of Baltimore MD, Revenue Bonds:
105,000	AA-	Series C, 5.000% due 7/1/28	113,925
195,000	AA-	Series C, 5.000% due 7/1/31	210,746
200,000	AA-	Series C, 5.000% due 7/1/33	214,569
170,000	AA-	Series D, 5.000% due 7/1/33	182,384
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	2,784,494
		County of Prince George's MD, GO:
5,805,000	AAA	Series A, 5.000% due 7/15/29	6,517,044
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,085,012
		Maryland Community Development Administration, Revenue Bonds:
210,000	Aa1(a)	Series B, 4.000% due 9/1/49	210,120

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Maryland - 2.1% - (continued)
$210,000	Aa1(a)	Series C, 3.500% due 3/1/50	$207,328
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	351,163
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	136,043
65,000	BBB+	Series A, 5.000% due 7/1/33	66,893
50,000	BBB+	Series A, 5.000% due 7/1/34	51,384
20,000	BBB+	Series A, 5.000% due 7/1/35	20,495
50,000	BBB+	Series A, 5.000% due 7/1/36	51,135
2,000,000	AAA	State of Maryland, GO, Series A, 5.000% due 8/1/31	2,281,235
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,015,613
		Total Maryland	18,499,583
Massachusetts - 1.5%
2,000,000	AAA	City of Boston MA, GO, Series A, 4.000% due 11/1/31	2,165,986
		Commonwealth of Massachusetts, GO:
1,500,000	AA	5.000% due 11/1/45	1,659,060
520,000	AA	Series C, 5.000% due 4/1/23	524,398
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
45,000	AA	Series A, 5.000% due 7/1/45	46,471
2,500,000	AA	Series A, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/37(d)	2,591,430
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	45,609
115,000	AA-	5.000% due 7/1/24	119,007
50,000	A	5.000% due 7/1/30	54,351
235,000	A	5.000% due 7/1/31	255,015
2,500,000	AAA	Series A, 4.000% due 7/15/36	2,547,184
105,000	AA-	Series S, 5.000% due 7/1/30	114,632
585,000	A+	Series S1, 5.000% due 10/1/24	607,877
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	342,131
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	552,144
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,172,310
		Total Massachusetts	12,797,605
Michigan - 1.9%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 3.108% due 7/1/32(b)	155,357
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,126,713
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,154,605
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	157,605
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	43,703
55,000	AA	5.000% due 5/1/29	60,028
100,000	AA	5.000% due 5/1/30	106,054
145,000	AA	5.000% due 5/1/31	153,488
20,000	AA	5.000% due 5/1/32	21,131
90,000	AA	5.000% due 5/1/33	95,089
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	105,344
75,000	A2(a)	5.000% due 5/15/28	78,729
		Michigan Finance Authority, Revenue Bonds:
1,250,000	Aa3(a)	5.000% due 11/1/23	1,276,770
45,000	AA-	5.000% due 12/1/23	46,044
750,000	Aa3(a)	5.000% due 11/1/24	782,590
50,000	AA-	5.000% due 12/1/24	52,163
85,000	AA-	5.000% due 12/1/25	90,307

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Michigan - 1.9% - (continued)
$40,000	AA-	5.000% due 12/1/26	$43,205
35,000	AA-	5.000% due 12/1/27	38,410
60,000	AA-	5.000% due 12/1/28	65,857
315,000	A	5.000% due 11/15/32	328,826
735,000	AA-	5.000% due 12/1/44(b)	764,252
10,000	AA-	Series D1, 5.000% due 7/1/27	10,424
30,000	AA-	Series D1, 5.000% due 7/1/29	31,241
35,000	AA-	Series D1, 5.000% due 7/1/31	36,369
30,000	AA-	Series D1, 5.000% due 7/1/32	31,083
25,000	AA-	Series D1, 5.000% due 7/1/33	25,828
160,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	162,713
60,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/29(d)	61,017
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	527,155
80,000	AA-	Series I, 5.000% due 4/15/35	84,300
		Michigan State Hospital Finance Authority, Revenue Bonds:
710,000	AA+	4.000% due 11/15/47(b)	715,709
45,000	AA-	Series C, 5.000% due 12/1/24	46,947
60,000	AA-	Series C, 5.000% due 12/1/26	64,808
40,000	AA-	Series C, 5.000% due 12/1/27	43,897
60,000	AA-	Series C, 5.000% due 12/1/28	65,857
180,000	AA+	Series F5, 2.400% due 11/15/47(b)	179,838
500,000	A	Michigan Strategic Fund, Revenue Bonds, 1.800% due 10/1/49(b)(c)	483,311
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	37,529
90,000	AA-	5.000% due 11/1/29	96,141
60,000	AA	Royal Oak Hospital Finance Authority, Revenue Bonds, Series Prerefunded 3/1/24 @ 100, 5.000% due 9/1/24(d)	61,785
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	103,799
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,513,433
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	138,434
140,000	AA	5.000% due 5/1/31	148,335
145,000	AA	5.000% due 5/1/32	153,248
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	5,439
10,000	A	Series A, 5.000% due 12/1/30	10,844
10,000	A	Series A, 5.000% due 12/1/31	10,822
15,000	A	Series A, 5.000% due 12/1/36	15,882
620,000	A	Series B, 5.000% due 12/1/29(c)	656,420
15,000	A	Series B, 5.000% due 12/1/30(c)	15,839
15,000	A	Series B, 5.000% due 12/1/31(c)	15,808
10,000	A	Series B, 5.000% due 12/1/33(c)	10,470
25,000	A	Series B, 5.000% due 12/1/36(c)	25,904
60,000	A	Series C, 5.000% due 12/1/22	60,000
65,000	A	Series C, 5.000% due 12/1/23	66,379
70,000	A	Series C, 5.000% due 12/1/24	72,876
70,000	A	Series C, 5.000% due 12/1/25	73,977
45,000	A	Series C, 5.000% due 12/1/26	48,307
45,000	A	Series C, 5.000% due 12/1/27	49,057
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	767,770
800,000	AA	Series C, 5.000% due 11/15/38	870,626
950,000	AA	Series C, 5.000% due 11/15/40	1,028,155
		Total Michigan	16,374,046

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Minnesota - 3.1%
$2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	$2,500,136
		State of Minnesota, GO:
6,870,000	AAA	Series A, 5.000% due 8/1/29	7,426,482
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,135,342
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,470,047
5,000,000	AAA	Series A, 5.000% due 8/1/41	5,648,486
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,330,407
		Total Minnesota	27,510,900
Mississippi - 0.8%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
170,000	A+	5.000% due 10/1/40(b)	177,666
435,000	A3(a)	Series A, 5.000% due 1/1/34	464,230
225,000	A3(a)	Series B, 5.000% due 1/1/30	242,596
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	176,101
1,250,000	AA	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/34(d)	1,378,117
4,000,000	AA	Series C, 5.000% due 10/1/35	4,394,585
		Total Mississippi	6,833,295
Missouri - 0.6%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	AA-	5.000% due 5/15/29	31,377
30,000	AA-	5.000% due 5/15/30	31,266
30,000	AA-	5.000% due 5/15/31	31,241
85,000	AA-	5.000% due 5/15/36	87,435
20,000	A+	Series B, 4.000% due 2/1/40	19,299
70,000	A+	Series B, 5.000% due 2/1/30	72,315
80,000	A+	Series B, 5.000% due 2/1/32	82,422
65,000	A+	Series B, 5.000% due 2/1/36	66,548
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,682,450
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,332,373
60,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	60,028
		Total Missouri	5,496,754
Montana - 0.0%
		Montana Board of Housing, Revenue Bonds:
45,000	AA+	Series A1, 4.000% due 12/1/47(c)	44,928
30,000	AA+	Series B, 4.000% due 6/1/50	30,003
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(f)	5.000% due 2/15/23	60,227
60,000	A+(f)	5.000% due 2/15/24	61,243
60,000	A+(f)	5.000% due 2/15/25	62,013
90,000	A+(f)	5.000% due 2/15/26	94,219
		Total Montana	352,633
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
160,000	AA+	Series B, 4.000% due 9/1/49(c)	159,018
160,000	AA+	Series E, 3.750% due 9/1/49(c)	158,436
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	121,210
125,000	A+	Series B, 5.000% due 1/1/34	131,001
155,000	A+	Series B, 5.000% due 1/1/36	161,933
		Total Nebraska	731,598

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Nevada - 1.1%
		Carson City NV, Revenue Bonds:
$20,000	BBB+	5.000% due 9/1/24	$20,583
15,000	BBB+	5.000% due 9/1/28	15,831
20,000	BBB+	5.000% due 9/1/30	21,042
20,000	BBB+	5.000% due 9/1/32	20,975
20,000	BBB+	5.000% due 9/1/34	20,920
		Clark County School District, GO:
65,000	A+	Series A, 5.000% due 6/15/23	65,858
1,000,000	A+	Series C, 5.000% due 6/15/23	1,013,202
		County of Clark NV, GO:
2,250,000	AA+	Series A, 5.000% due 6/1/35	2,439,614
2,750,000	AA+	Series B, 4.000% due 11/1/34	2,813,436
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	90,929
145,000	AA	Series A, 5.000% due 6/1/33	154,566
155,000	AA	Series A, 5.000% due 6/1/34	164,538
85,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	85,044
		State of Nevada, GO:
80,000	AA+	5.000% due 3/1/25	80,482
2,665,000	AA+	Series A, 5.000% due 5/1/27	2,918,700
		Total Nevada	9,925,720
New Hampshire - 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, Series A2, 2.150% due 7/1/27(b)(c)	714,832
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
25,000	A-	4.000% due 10/1/38	23,339
40,000	AA-	5.000% due 7/1/24	41,394
35,000	BBB+	5.000% due 7/1/26	35,039
135,000	A-	5.000% due 10/1/26	142,398
145,000	A-	5.000% due 10/1/27	152,884
60,000	A-	5.000% due 10/1/28	62,944
70,000	AA-	5.000% due 7/1/30	76,421
65,000	A	5.000% due 8/1/30	69,067
210,000	A-	5.000% due 10/1/30	219,049
		Total New Hampshire	1,537,367
New Jersey - 2.2%
		Camden County Improvement Authority, Revenue Bonds:
60,000	A-	5.000% due 2/15/24	61,243
30,000	A-	5.000% due 2/15/25	30,409
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(d)	48,603
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(d)	32,402
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(d)	32,402
		New Jersey Economic Development Authority, Revenue Bonds:
850,000	BBB+	5.000% due 11/1/34	909,594
1,000,000	BBB+	Series EEE, 5.000% due 6/15/30	1,087,384
270,000	BBB+	Series NN, 5.000% due 3/1/23	271,525
370,000	BBB+	Series NN, 5.000% due 3/1/24	371,858
40,000	BBB+	Series NN, 5.000% due 3/1/25	40,191
580,000	BBB+	Series XX, 5.000% due 6/15/26	606,383
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	57,327
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/28	16,079

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New Jersey - 2.2% - (continued)
$45,000	AA	Series A, 5.000% due 7/1/33	$47,757
620,000	AA-	Series B2, 5.000% due 7/1/42(b)	649,722
625,000	AA-	Series B3, 5.000% due 7/1/45(b)	666,001
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AAA	Series 1A, 5.000% due 12/1/22(c)	40,000
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	103,145
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	165,000
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	117,566
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	67,555
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	132,176
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB+	4.000% due 12/15/39	95,189
5,000,000	A+	5.000% due 6/15/24	5,157,378
435,000	A+	5.000% due 6/15/27	459,661
1,320,000	BBB+	5.000% due 12/15/28	1,446,515
200,000	BBB+	5.000% due 12/15/39	207,773
870,000	BBB+	Series A, zero coupon, due 12/15/27	714,003
195,000	BBB+	Series A, zero coupon, due 12/15/28	152,822
220,000	BBB+	Series A, 5.000% due 12/15/33	235,964
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,123,098
360,000	BBB+	Series AA, 5.000% due 6/15/25	370,606
215,000	BBB+	Series AA, 5.000% due 6/15/26	221,014
		New Jersey Turnpike Authority, Revenue Bonds:
1,000,000	AA-	Series A, 4.000% due 1/1/42	987,987
1,525,000	AA-	Series B, 5.000% due 1/1/46	1,652,034
		Total New Jersey	19,378,366
New Mexico - 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	512,776
135,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	134,149
		Total New Mexico	646,925
New York - 9.7%
		City of New York NY, GO:
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,146,859
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,618,411
500,000	AA	Series B1, 5.250% due 10/1/41	560,615
90,000	AA	Series C, 5.000% due 8/1/27	94,121
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,460,665
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,050,814
2,000,000	AA	Series H, 5.000% due 1/1/36	2,175,396
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,114,387
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	123,900
215,000	AA-	Series A, 5.000% due 2/15/35	229,226
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	984,946
45,000	A	Series B, 5.000% due 9/1/23	45,832
40,000	A	Series B, 5.000% due 9/1/24	41,629
		Metropolitan Transportation Authority, Revenue Bonds:
1,780,000	AA	Series A, 5.250% due 11/15/27	1,931,883
125,000	BBB+	Series A1, 5.000% due 11/15/35	126,130
145,000	BBB+	Series A1, 5.000% due 11/15/36	146,182
245,000	BBB+	Series A2, 5.000% due 11/15/29	253,641
270,000	BBB+	Series B, 5.000% due 11/15/30	276,225
290,000	BBB+	Series C1, 5.000% due 11/15/27	302,028

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New York - 9.7% - (continued)
$685,000	BBB+	Series C1, 5.000% due 11/15/28	$700,544
300,000	BBB+	Series C1, 5.000% due 11/15/31	309,458
415,000	BBB+	Series D1, 5.000% due 11/15/30	422,810
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	370,097
860,000	A3(a)	Series A, 5.000% due 11/15/56	859,427
		New York City Municipal Water Finance Authority, Revenue Bonds:
4,285,000	AA+	1.000% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,748,232
2,000,000	AA+	Series AA1, 5.250% due 6/15/52	2,202,266
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,050,618
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,289,952
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
1,500,000	AAA	Series A1, 4.000% due 11/1/37	1,507,491
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,504,588
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,378,173
275,000	AAA	Series C2, 5.000% due 5/1/32	304,577
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,044,500
1,750,000	AA-	New York Liberty Development Corp., Revenue Bonds, Series 1WTC, 2.750% due 2/15/44	1,249,790
		New York State Dormitory Authority, Revenue Bonds:
4,500,000	AA	AGM, Series A, 5.000% due 10/1/33	5,053,960
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,341,674
225,000	A-	Series B2, 5.000% due 5/1/48(b)	229,040
250,000	A-	Series B3, 5.000% due 5/1/48(b)	262,125
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,381,365
		New York State Urban Development Corp., Revenue Bonds:
2,500,000	AA+	Series A, 3.000% due 3/15/50	1,915,558
80,000	AA+	Series A, 5.000% due 3/15/32	86,196
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,695,628
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(a)	5.000% due 12/1/36(c)	2,028,283
2,500,000	Baa1(a)	5.000% due 12/1/37(c)	2,511,196
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	197,529
		Port Authority of New York & New Jersey, Revenue Bonds:
1,750,000	AA-	5.000% due 9/15/31(c)	1,852,484
5,000,000	AA-	Series 207, 5.000% due 9/15/24(c)	5,150,412
2,500,000	AA-	Series 207, 5.000% due 9/15/29(c)	2,654,751
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(d)	410,723
70,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 221, 3.500% due 10/1/32(c)	68,481
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
1,000,000	AA+	4.000% due 5/15/51	946,373
1,500,000	AA+	5.000% due 5/15/44	1,628,155
2,500,000	AA+	Series A1, 4.000% due 5/15/46	2,404,889
85,000	AA-	Series B, 5.000% due 11/15/23	86,927
115,000	AA-	Series B, 5.000% due 11/15/24	117,506
		Total New York	84,933,668
North Carolina - 0.9%
4,675,000	AA	County of Cabarrus NC, Revenue Bonds, Series A, 5.000% due 6/1/40	5,249,429

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
North Carolina - 0.9% - (continued)
		County of New Hanover NC, Revenue Bonds:
$25,000	WR(a)	5.000% due 10/1/27	$27,622
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	226,500
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	1,114,492
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	655,000
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	113,638
290,000	AA	State of North Carolina, Revenue Bonds, 5.000% due 3/1/23	291,783
		Total North Carolina	7,678,464
Ohio - 0.9%
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	31,185
45,000	AA	Series A, 5.000% due 1/1/28	46,743
65,000	AA	Series A, 5.000% due 1/1/29	67,496
60,000	AA	Series A, 5.000% due 1/1/30	62,214
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	58,723
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	139,407
125,000	A+	5.000% due 12/1/30	139,792
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	64,533
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	484,402
285,000	Aa3(a)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	324,787
40,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	40,521
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,159,653
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.780% due 12/1/36(b)	2,000,000
		State of Ohio, GO:
1,000,000	AA+	Series A, 5.000% due 3/1/28	1,113,027
1,565,000	AA+	Series C, 5.000% due 3/15/28	1,743,057
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	81,245
145,000	AA	5.000% due 1/1/29	159,577
90,000	A	Series A, 4.000% due 1/15/50	78,601
		Total Ohio	7,794,963
Oklahoma - 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	603,382
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	36,169
45,000	AA-	Series A, 5.000% due 6/1/28	46,490
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(d)	52,362
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(d)	183,266
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(d)	62,834
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(d)	47,125
60,000	A	Series B, 5.000% due 1/1/27	62,376
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	624,011
		Total Oklahoma	1,718,015
Oregon - 1.6%
3,000,000	AA+	City of Portland OR Water System Revenue, Revenue Bonds, Series A, 4.000% due 4/1/36	3,086,633
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	93,072
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,771,428
3,000,000	AAA	Oregon State Lottery, Revenue Bonds, Series D, 5.000% due 4/1/29	3,153,564
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(c)	320,562

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Oregon - 1.6% - (continued)
$165,000	AA-	5.000% due 7/1/29	$180,914
205,000	AA-	Series 24B, 5.000% due 7/1/32(c)	214,380
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	2,963,700
		Total Oregon	13,784,253
Pennsylvania - 2.6%
		City of Philadelphia PA, GO:
1,000,000	A	Series B, 5.000% due 2/1/24	1,028,072
85,000	A	Series B, 5.000% due 8/1/27	89,776
300,000	A	Series B, 5.000% due 8/1/29	315,593
320,000	A	Series B, 5.000% due 8/1/30	336,297
335,000	A	Series B, 5.000% due 8/1/31	351,534
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	52,591
70,000	A-	Series B, 5.000% due 7/1/31(c)	73,537
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,110,591
500,000	A	Series B, 5.000% due 6/1/25	524,860
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,044,822
5,000,000	A+	4.000% due 9/15/34	5,091,763
290,000	A+	5.000% due 10/15/27	295,569
810,000	A+	5.000% due 9/15/29	875,752
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	201,442
310,000	Aa3(a)	5.000% due 6/1/39	327,538
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A+	5.000% due 11/1/38	844,401
1,000,000	A+	5.000% due 11/1/39	1,051,676
325,000	A	Montgomery County Higher Education & Health Authority, Revenue Bonds, 5.000% due 9/1/33	351,066
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,096,892
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	780,531
900,000	AA	5.000% due 8/15/32	1,042,844
35,000	AA	Series A, 5.000% due 8/15/27	38,435
35,000	AA	Series A, 5.000% due 8/15/28	38,396
60,000	AA	Series A, 5.000% due 8/15/30	65,753
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	15,000
15,000	A1(a)	Series A1, 5.000% due 12/1/23	15,351
45,000	A1(a)	Series A1, 5.000% due 12/1/29	49,385
30,000	A1(a)	Series A1, 5.000% due 12/1/34	32,440
35,000	A	Series A2, 5.000% due 12/1/28	37,658
35,000	A	Series A2, 5.000% due 12/1/33	37,691
1,300,000	A1(a)	Series C, 5.000% due 12/1/46	1,366,517
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	30,409
20,000	A	5.000% due 8/1/24	20,649
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	265,097
1,750,000	Aa3(a)	Southeastern Pennsylvania Transportation Authority, Revenue Bonds, 5.000% due 6/1/35	1,995,361
40,000	A1(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	41,626
		Total Pennsylvania	22,936,915

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Rhode Island - 0.4%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
$240,000	AA	AGM, 5.000% due 5/15/25	$252,955
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,210,322
95,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	95,057
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(c)	54,003
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,203,732
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	56,448
70,000	BBB	Series A, 5.000% due 6/1/28	71,807
		Total Rhode Island	3,944,324
South Carolina - 1.7%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/24	30,900
30,000	AA+	Series B, 5.000% due 3/1/25	31,578
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	2,772,466
8,000,000	Aa1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)(g)	8,028,948
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	120,376
95,000	A-	5.000% due 12/1/29	99,372
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	30,672
50,000	A+	5.000% due 2/1/25	51,958
50,000	A+	5.000% due 2/1/26	52,703
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	69,795
140,000	A+	5.000% due 7/1/30(c)	149,044
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	190,759
275,000	A-	Series B, 5.000% due 12/1/36	282,000
115,000	A-	Series C, 5.000% due 12/1/25	118,921
115,000	A-	Series C, 5.000% due 12/1/26	118,762
90,000	A-	Series C, 5.000% due 12/1/27	92,807
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
150,000	Aaa(a)	Series A, 4.000% due 1/1/50	150,033
140,000	Aaa(a)	Series A, 4.000% due 7/1/50	140,043
		University of South Carolina, Revenue Bonds:
450,000	Aa2(a)	5.000% due 5/1/30	512,442
800,000	Aa2(a)	5.000% due 5/1/32	930,207
575,000	Aa3(a)	Series A, 5.000% due 5/1/28	633,003
625,000	Aa3(a)	Series A, 5.000% due 5/1/30	707,272
		Total South Carolina	15,314,061
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	30,396
15,000	AA-	5.000% due 7/1/24	15,492
10,000	AA-	5.000% due 7/1/27	10,806
50,000	AA-	5.000% due 7/1/33	53,222
40,000	AA-	5.000% due 7/1/35	42,177
35,000	A+	Series B, 5.000% due 11/1/24	36,255
35,000	A+	Series B, 5.000% due 11/1/25	36,271

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
South Dakota - 0.0% - (continued)
$5,000	A+	Series B, 5.000% due 11/1/26	$5,173
		Total South Dakota	229,792
Tennessee - 1.5%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,671,117
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	31,754
35,000	A-	Series A, 5.000% due 7/1/30	36,846
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
30,000	BBB	5.000% due 4/1/24	30,708
30,000	BBB	5.000% due 9/1/24	30,761
40,000	BBB	5.000% due 4/1/25	41,233
1,125,000	A1(a)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(c)(e)	1,246,626
		Tennergy Corp., Revenue Bonds:
3,250,000	A1(a)	Series A, 4.000% due 12/1/51(b)	3,184,518
6,240,000	Aa1(a)	Series A, 5.000% due 2/1/50(b)	6,370,362
350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	350,516
		Total Tennessee	12,994,441
Texas - 11.0%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,050,279
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/31(d)	37,071
30,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/32(d)	31,775
60,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(d)	63,550
160,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(d)	169,467
600,000	A-	Series B, 4.000% due 1/1/41	576,600
375,000	A-	Series B, 5.000% due 1/1/29	409,433
1,800,000	A-	Series E, 5.000% due 1/1/38	1,916,798
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,933,102
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(c)	169,778
80,000	A+	5.000% due 11/15/29(c)	82,136
45,000	AA-	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	45,087
3,500,000	AA-	City of Corpus Christi TX Utility System Revenue, Revenue Bonds, Series B, 5.000% due 7/15/52	3,784,169
170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	174,741
		City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds:
3,000,000	AAA	Series A, 5.000% due 10/1/27	3,190,147
3,835,000	AAA	Series A, 5.000% due 10/1/32	4,064,073
995,000	AA+	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	1,083,019
		City of Houston TX, GO:
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	60,381
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	298,738
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	125,800
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	52,603
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	63,885
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	32,072
90,000	A1(a)	Series B, 5.000% due 7/1/28	99,031
360,000	A1(a)	Series B, 5.000% due 7/1/29	395,840
190,000	A1(a)	Series B, 5.000% due 7/1/30	208,290
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,582,605
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,150,614

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.0% - (continued)
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
$2,500,000	Aa2(a)	Series B, 4.000% due 11/15/31	$2,581,738
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	75,202
75,000	AA	Series C, 5.000% due 5/15/28	77,347
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,062,120
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	529,551
480,000	A	Series A, 5.000% due 7/1/28(c)	513,150
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	948,334
500,000	A+	4.000% due 2/1/43	480,021
45,000	AA-	5.000% due 2/1/29	49,215
30,000	AA-	5.000% due 2/1/30	32,738
45,000	AA-	5.000% due 2/1/31	49,013
35,000	AA-	5.000% due 2/1/33	37,982
750,000	A+	5.000% due 2/1/42	807,075
90,000	AA-	5.250% due 2/1/25	94,862
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,500,000
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,265,563
2,000,000	Aaa(a)	5.000% due 2/1/28	2,213,697
2,790,000	AAA	County of Harris TX, GO, Series A, 5.000% due 10/1/28	2,965,268
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	87,519
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,628,321
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,404,687
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,030,911
145,000	AAA	5.000% due 2/15/23	145,747
725,000	AAA	5.000% due 2/15/24	745,830
620,000	AAA	5.000% due 2/15/25	651,173
105,000	AAA	5.000% due 2/15/27	112,125
		Dallas Area Rapid Transit, Revenue Bonds:
210,000	AA+	AMBAC, 5.250% due 12/1/29	242,176
2,500,000	AA+	Series B, 5.000% due 12/1/47	2,701,952
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	189,672
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,447,304
1,000,000	Aaa(a)	5.000% due 8/15/30	1,154,555
1,350,000	AAA	Elgin Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/47	1,300,147
105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	112,525
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	164,993
125,000	AA+	Series A, 5.000% due 10/1/32	137,108
190,000	AA+	Series A, 5.000% due 10/1/33	207,475
145,000	AA+	Series A, 5.000% due 10/1/34	157,423
70,000	BBB+	Series A, 5.125% due 10/1/43	70,296
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,058,787
315,000	A+	5.000% due 7/1/49(b)	326,390
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	Series A, 5.000% due 10/15/24	15,543
20,000	A+	Series A, 5.000% due 10/15/26	21,131
15,000	A+	Series A, 5.000% due 10/15/27	15,827
20,000	A+	Series A, 5.000% due 10/15/29	20,945

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.0% - (continued)
$30,000	A+	Series A, 5.000% due 10/15/31	$31,264
40,000	A+	Series A, 5.000% due 10/15/35	41,269
30,000	A+	Series A, 5.000% due 10/15/36	30,845
35,000	A+	Series A, 5.000% due 10/15/39	35,754
45,000	A+	Series A, 5.000% due 10/15/44	45,645
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	7,892,273
7,050,000	AAA	5.000% due 2/15/34	7,608,894
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,292,795
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(c)	41,467
90,000	A	5.000% due 11/1/31(c)	93,195
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	213,720
135,000	A	5.000% due 5/15/32	147,749
70,000	A	5.000% due 5/15/34	75,838
70,000	A	5.000% due 5/15/36	75,022
195,000	A	Series B, 5.000% due 5/15/25	204,768
85,000	A	Series B, 5.000% due 5/15/27	89,262
85,000	A	Series B, 5.000% due 5/15/28	89,156
245,000	A	Series B, 5.000% due 5/15/29	256,593
20,000	A	Series D, 5.000% due 5/15/23	20,214
35,000	A	Series D, 5.000% due 5/15/24	36,110
40,000	A	Series D, 5.000% due 5/15/26	42,025
1,000,000	Aaa(a)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,143,008
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	62,171
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	48,236
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	49,022
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	75,748
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	68,358
40,000	A3(a)	5.000% due 4/1/28	42,039
1,000,000	Aaa(a)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	1,001,222
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	30,032
55,000	AA-	4.000% due 12/15/24	55,068
		North Texas Tollway Authority, Revenue Bonds:
50,000	NR	5.000% due 1/1/23	50,103
145,000	NR	5.000% due 1/1/24	148,767
35,000	AA-	Series A, 5.000% due 1/1/30	37,084
40,000	AA-	Series A, 5.000% due 1/1/33	42,811
200,000	AA-	Series A, 5.000% due 1/1/39	207,661
185,000	A+	Series B, 5.000% due 1/1/25	193,279
290,000	AA-	Series B, 5.000% due 1/1/29	302,207
160,000	AA-	Series B, 5.000% due 1/1/30	166,886
20,000	A+	Series B, 5.000% due 1/1/31	21,093
85,000	A+	Series B, 5.000% due 1/1/32	90,609
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	681,574
50,000	Aaa(a)	Permanent University Fund - University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/29	53,773
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	46,812
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,290,495

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.0% - (continued)
$2,000,000	AA+	San Antonio Water System, Revenue Bonds, Series A, 5.000% due 5/15/36	$2,174,495
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	504,874
435,000	AA	5.000% due 2/15/30	493,867
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,579,489
150,000	AAA	5.000% due 8/1/26(c)	154,915
200,000	AAA	5.500% due 8/1/26(c)	216,756
350,000	AAA	Series B, 5.000% due 8/1/25(c)	354,820
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	172,646
60,000	AA	5.000% due 2/15/34	62,952
30,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	30,519
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	45,779
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	45,779
110,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	111,904
155,000	A3(a)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	158,225
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	166,904
		Texas Department of Housing & Community Affairs, Revenue Bonds:
400,384	Aaa(a)	2.950% due 7/1/36	352,416
330,000	AA+	Series A, 4.000% due 3/1/50	329,953
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	663,805
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	147,356
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,152,353
1,000,000	AAA	5.000% due 10/15/25	1,065,911
180,000	AAA	Series A, 5.000% due 4/15/25	189,911
75,000	AAA	Series A, 5.000% due 10/15/25	79,943
125,000	AAA	Series A, 5.000% due 4/15/26	134,552
190,000	AAA	Series A, 5.000% due 4/15/29	210,144
505,000	AAA	Series A, 5.000% due 4/15/30	558,251
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	202,893
		Total Texas	96,917,850
Utah - 0.2%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	36,666
115,000	A	Series A, 5.000% due 7/1/28(c)	121,633
155,000	A	Series A, 5.000% due 7/1/30(c)	165,093
1,400,000	A2(a)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,475,912
		Total Utah	1,799,304
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	784,604
675,000	A	Series A, 5.000% due 6/15/30(c)	707,926
		Total Vermont	1,492,530
Virginia - 2.7%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	214,614
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	2,882,380
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,036,385
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,226,534
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	40,981
40,000	A3(a)	5.000% due 6/15/29	40,844
45,000	A3(a)	5.000% due 6/15/33	45,742

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Virginia - 2.7% - (continued)
$3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(d)	$3,535,649
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,061,849
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	349,776
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	19,026
50,000	A3(a)	5.000% due 6/15/32	51,771
65,000	A3(a)	5.000% due 6/15/34	66,983
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,752,571
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,140,643
165,000	AA+	Series D, 5.000% due 2/1/26	176,695
265,000	AA+	Series E, 5.000% due 2/1/30	293,468
305,000	AA+	Series E, 5.000% due 2/1/31	337,524
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	398,034
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	573,077
1,000,000	AAA	Virginia Resources Authority Clean Water Revolving Fund, Revenue Bonds, 5.000% due 10/1/30	1,162,881
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	62,714
75,000	A+	5.000% due 1/1/33	78,077
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	98,955
		Total Virginia	23,647,173
Washington - 4.4%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	57,453
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	32,474
35,000	AA	5.000% due 1/1/36	37,261
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(c)	25,237
35,000	AA-	5.000% due 2/1/27	37,262
70,000	AA-	5.000% due 2/1/29	74,348
85,000	AA-	Series A, 5.000% due 5/1/29(c)	90,002
1,000,000	AA	Series B, 5.000% due 10/1/26(c)	1,051,429
980,000	AA	Series B, 5.000% due 10/1/27(c)	1,030,085
135,000	AA	Series B, 5.000% due 10/1/29(c)	141,379
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	54,032
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,808,171
3,000,000	AA+	Series A, 5.000% due 8/1/38	3,344,815
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,279,599
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,601,597
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,746,033
50,000	AA+	Series R2017A, 5.000% due 8/1/28	53,996
50,000	AA+	Series R2017A, 5.000% due 8/1/30	53,941
355,000	AA+	Series R2018C, 5.000% due 8/1/30	390,229
725,000	AA+	Series R2018D, 5.000% due 8/1/32	792,622
640,000	AA+	Series R2018D, 5.000% due 8/1/33	697,941
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,409,552
2,300,000	AA+	Series R2022D, 4.000% due 7/1/28	2,451,257

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units		Security	Value
Washington - 4.4% - (continued)
		Tobacco Settlement Authority, Revenue Bonds:
$70,000	A	5.000% due 6/1/23	$70,720
100,000	A	5.000% due 6/1/24	100,994
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	A	5.000% due 7/1/26	63,414
70,000	A+	5.000% due 10/1/27	75,920
60,000	A+	5.000% due 10/1/28	65,983
90,000	A	5.000% due 7/1/29	95,903
20,000	A	5.000% due 7/1/34	20,977
780,000	A	5.000% due 7/1/42	797,180
115,000	A+	Series A, 5.000% due 10/1/24	115,100
440,000	A-	Series A, 5.000% due 8/1/39	453,734
40,000	A2(a)	Series Prerefunded 7/1/25 @ 100, 5.000% due 1/1/29(d)	42,367
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	15,695
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	36,559
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	41,725
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	217,581
		Total Washington	38,474,567
West Virginia - 1.5%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	10,818,808
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,193,823
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	197,448
		Total West Virginia	13,210,079
Wisconsin - 0.4%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	172,176
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	407,123
255,000	A+	5.000% due 11/15/24	264,861
25,000	A-	5.000% due 5/1/26	25,527
50,000	A3(a)	5.000% due 6/1/27	50,062
195,000	A+	5.000% due 11/15/27	201,024
50,000	A-	5.000% due 5/1/28	50,935
25,000	A-	5.000% due 5/1/29	25,435
30,000	A3(a)	5.000% due 6/1/32	30,022
70,000	A3(a)	5.000% due 6/1/39	70,027
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	30,425
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	202,833
1,190,000	AA	Series B3, 5.000% due 8/15/54(b)	1,219,535
415,000	AA	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	408,415
		Total Wisconsin	3,158,400
		TOTAL MUNICIPAL BONDS
		(Cost - $791,551,103)	768,640,225
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $791,551,103)	768,640,225

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 10.6%
TIME DEPOSITS - 10.6%
$42,879,109	Citibank - New York, 3.180% due 12/1/22	$42,879,109
49,966,251	JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	49,966,251
	TOTAL TIME DEPOSITS
	(Cost - $92,845,360)	92,845,360
	TOTAL INVESTMENTS - 98.0%
	(Cost - $884,396,463)	861,485,585
	Other Assets in Excess of Liabilities - 2.0%	17,240,518
	TOTAL NET ASSETS - 100.0%	$878,726,103

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2022.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	When-Issued or delayed delivery security.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	All or a portion of this security is pledged by the Fund as collateral for when-issued or delayed delivery securities.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	43.7%
Education	12.9
Water and Sewer	9.4
Transportation	7.0
Health Care Providers & Services	6.9
Airport	4.7
Utilities	1.1
Power	1.0
Development	1.0
Single Family Housing	0.7
Student Loan	0.4
Pollution	0.2
Multifamily Housing	0.1
Tobacco Settlement	0.1
Bond Bank	0.0	*
Nursing Homes	0.0	*
Short-Term Investments	10.8
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 100.0%
BASIC MATERIALS - 2.2%
Chemicals - 1.6%
608	Albemarle Corp.	$169,018
1,073	Eastman Chemical Co.	92,943
2,745	Huntsman Corp.	76,256
2,222	Linde PLC	747,659
2,192	LyondellBasell Industries NV, Class A Shares	186,342
588	Nutrien Ltd.	47,275
442	Olin Corp.	25,185
1,318	RPM International Inc.	136,571
1,069	Sherwin-Williams Co.	266,373
	Total Chemicals	1,747,622
Forest Products & Paper - 0.1%
2,195	International Paper Co.	81,478
Iron/Steel - 0.1%
565	Steel Dynamics Inc.	58,721
1,732	Vale SA, ADR	28,578
	Total Iron/Steel	87,299
Mining - 0.4%
1,743	Barrick Gold Corp.	28,446
6,964	Freeport-McMoRan Inc.	277,167
651	Rio Tinto PLC, ADR	44,685
396	Southern Copper Corp.	24,164
	Total Mining	374,462
	TOTAL BASIC MATERIALS	2,290,861
COMMUNICATIONS - 11.6%
Internet - 8.0%
6,139	Alphabet Inc., Class A Shares*(a)	619,978
30,986	Alphabet Inc., Class C Shares*(a)	3,143,530
28,367	Amazon.com Inc.*(a)	2,738,550
171	Booking Holdings Inc.*	355,586
3,683	eBay Inc.	167,356
451	Lyft Inc., Class A Shares*	5,060
22	MercadoLibre Inc.*	20,482
6,215	Meta Platforms Inc., Class A Shares*(a)	733,992
1,432	Netflix Inc.*(a)	437,519
330	Palo Alto Networks Inc.*	56,067
73	Roku Inc., Class A Shares*	4,334
1,174	Shopify Inc., Class A Shares*	47,993
1,097	Uber Technologies Inc.*	31,967
895	VeriSign Inc.*	178,830
	Total Internet	8,541,244
Media - 1.6%
16,088	Comcast Corp., Class A Shares	589,464
316	FactSet Research Systems Inc.	145,768
2,862	Fox Corp., Class A Shares	92,872
280	Liberty Broadband Corp., Class C Shares*	25,441
385	New York Times Co., Class A Shares	14,110
2,361	Paramount Global, Class B Shares	47,409
11,752	Sirius XM Holdings Inc.	76,270
6,261	Walt Disney Co.*(a)	612,764
8,836	Warner Bros Discovery Inc.*	100,730
	Total Media	1,704,828

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 11.6% - (continued)
Telecommunications - 2.0%
27,511	AT&T Inc.	$530,412
868	Ciena Corp.*	39,025
17,443	Cisco Systems Inc.(a)	867,266
3,474	Telefonaktiebolaget LM Ericsson, ADR	22,129
16,014	Verizon Communications Inc.(a)	624,226
3,923	Vodafone Group PLC, ADR	44,055
	Total Telecommunications	2,127,113
	TOTAL COMMUNICATIONS	12,373,185
CONSUMER CYCLICAL - 9.7%
Airlines - 0.3%
7,522	Delta Air Lines Inc.*	266,053
Apparel - 0.5%
491	Capri Holdings Ltd.*	28,159
114	Deckers Outdoor Corp.*	45,472
4,141	NIKE Inc., Class B Shares	454,226
524	Skechers USA Inc., Class A Shares*	22,097
	Total Apparel	549,954
Auto Manufacturers - 1.8%
17,242	Ford Motor Co.	239,664
8,385	Tesla Inc.*(a)	1,632,560
	Total Auto Manufacturers	1,872,224
Auto Parts & Equipment - 0.1%
246	Autoliv Inc.	21,746
974	Gentex Corp.	28,149
254	Goodyear Tire & Rubber Co.*	2,850
494	Lear Corp.	71,255
172	Magna International Inc.	10,594
	Total Auto Parts & Equipment	134,594
Distribution/Wholesale - 0.3%
485	WW Grainger Inc.	292,484
Entertainment - 0.1%
444	DraftKings Inc., Class A Shares*	6,802
198	Light & Wonder Inc.*	12,825
243	Vail Resorts Inc.	62,582
	Total Entertainment	82,209
Food Service - 0.1%
3,436	Aramark	142,938
Home Builders - 0.4%
3,469	DR Horton Inc.	298,334
2,102	Toll Brothers Inc.	100,707
	Total Home Builders	399,041
Home Furnishings - 0.0%
764	Leggett & Platt Inc.	27,206
209	Sony Group Corp., ADR	17,362
	Total Home Furnishings	44,568
Leisure Time - 0.1%
204	Brunswick Corp.	15,137
4,498	Carnival Corp.*	44,665
1,589	Harley-Davidson Inc.	74,890
223	Planet Fitness Inc., Class A Shares*	17,474
52	Polaris Inc.	5,931
	Total Leisure Time	158,097

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.7% - (continued)
Lodging - 0.1%
1,943	Las Vegas Sands Corp.*	$91,010
Retail - 5.9%
80	Burlington Stores Inc.*	15,654
1,745	Costco Wholesale Corp.	940,991
192	Dick's Sporting Goods Inc.	22,959
994	Dollar Tree Inc.*	149,388
277	Five Below Inc.*	44,558
518	Foot Locker Inc.	20,616
3,598	Home Depot Inc.(a)	1,165,716
568	Kohl's Corp.	18,221
2,983	Lowe's Cos. Inc.	634,037
211	Lululemon Athletica Inc.*	80,245
2,593	McDonald's Corp.	707,345
328	O'Reilly Automotive Inc.*	283,569
1,235	Restaurant Brands International Inc.	81,942
4,598	Starbucks Corp.	469,916
2,071	Target Corp.	346,002
5,351	TJX Cos. Inc.	428,348
5,620	Walmart Inc.(a)	856,600
241	Williams-Sonoma Inc.	28,173
485	Yum China Holdings Inc.	26,733
	Total Retail	6,321,013
	TOTAL CONSUMER CYCLICAL	10,354,185
CONSUMER NON-CYCLICAL - 21.5%
Agriculture - 0.7%
2,467	British American Tobacco PLC, ADR	101,813
656	Bunge Ltd.	68,775
5,957	Philip Morris International Inc.	593,734
	Total Agriculture	764,322
Beverages - 1.7%
4,153	Brown-Forman Corp., Class B Shares	303,252
1,843	Constellation Brands Inc., Class A Shares	474,296
11,998	Keurig Dr Pepper Inc.	463,963
2,726	Molson Coors Beverage Co., Class B Shares	150,230
3,798	Monster Beverage Corp.*	390,662
	Total Beverages	1,782,403
Biotechnology - 1.6%
185	Alnylam Pharmaceuticals Inc.*	40,809
2,187	Amgen Inc.	626,357
845	Biogen Inc.*	257,869
435	BioMarin Pharmaceutical Inc.*	43,926
625	Illumina Inc.*	136,300
1,050	Moderna Inc.*	184,705
402	Regeneron Pharmaceuticals Inc.*	302,183
276	Seagen Inc.*	33,504
182	United Therapeutics Corp.*	50,940
	Total Biotechnology	1,676,593
Commercial Services - 1.6%
1,965	Automatic Data Processing Inc.	519,035
344	Block Inc., Class A Shares*	23,313
509	Booz Allen Hamilton Holding Corp., Class A Shares	54,158
1,204	CoStar Group Inc.*	97,572

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.5% - (continued)
Commercial Services - 1.6% - (continued)
1,171	Global Payments Inc.	$121,526
99	Herc Holdings Inc.	12,689
3,563	PayPal Holdings Inc.*	279,375
1,497	S&P Global Inc.	528,142
1,031	TransUnion	65,035
	Total Commercial Services	1,700,845
Food - 1.2%
3,582	Campbell Soup Co.	192,246
4,360	Hormel Foods Corp.	204,920
1,512	JM Smucker Co.	232,863
5,060	Kellogg Co.	369,127
2,555	McCormick & Co., Inc.	217,635
737	US Foods Holding Corp.*	26,959
	Total Food	1,243,750
Healthcare-Products - 3.6%
6,752	Abbott Laboratories	726,380
1,428	Alcon Inc.	98,375
181	Align Technology Inc.*	35,595
2,313	Avantor Inc.*	51,534
2,956	Danaher Corp.	808,200
348	Exact Sciences Corp.*	15,643
190	Insulet Corp.*	56,880
1,594	Intuitive Surgical Inc.*	431,002
4,964	Medtronic PLC	392,355
1,497	Thermo Fisher Scientific Inc.	838,649
538	Waters Corp.*	186,471
1,555	Zimmer Biomet Holdings Inc.	186,755
	Total Healthcare-Products	3,827,839
Healthcare-Services - 2.5%
333	Charles River Laboratories International Inc.*	76,114
1,071	Elevance Health Inc.	570,757
196	ICON PLC*	42,226
439	Molina Healthcare Inc.*	147,842
3,310	UnitedHealth Group Inc.(a)	1,813,086
	Total Healthcare-Services	2,650,025
Household Products/Wares - 1.2%
4,261	Church & Dwight Co., Inc.	348,848
1,571	Clorox Co.	233,529
5,247	Kimberly-Clark Corp.	711,651
663	Spectrum Brands Holdings Inc.	35,318
	Total Household Products/Wares	1,329,346
Pharmaceuticals - 7.4%
6,142	AbbVie Inc.	989,968
1,231	AmerisourceBergen Corp.	210,119
1,633	AstraZeneca PLC, ADR	110,995
1,507	Becton Dickinson & Co.	375,755
1,424	Cigna Corp.	468,339
4,727	CVS Health Corp.	481,587
1,780	DexCom Inc.*	206,978
2,821	Eli Lilly & Co.	1,046,817
301	Embecta Corp.	9,909
238	Jazz Pharmaceuticals PLC*	37,345

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.5% - (continued)
Pharmaceuticals - 7.4% - (continued)
8,876	Johnson & Johnson(a)	$1,579,928
753	McKesson Corp.	287,405
9,836	Merck & Co., Inc.	1,083,140
976	Novartis AG, ADR	87,411
355	Perrigo Co. PLC	11,442
18,551	Pfizer Inc.(a)	929,962
2,538	Teva Pharmaceutical Industries Ltd., ADR*	22,258
	Total Pharmaceuticals	7,939,358
	TOTAL CONSUMER NON-CYCLICAL	22,914,481
ENERGY - 5.2%
Energy-Alternate Sources - 0.2%
516	Enphase Energy Inc.*	165,424
Oil & Gas - 4.3%
1,669	Canadian Natural Resources Ltd.	99,673
3,832	Cenovus Energy Inc.	76,219
6,908	Chevron Corp.	1,266,305
2,919	Devon Energy Corp.	200,010
3,330	EOG Resources Inc.	472,627
15,537	Exxon Mobil Corp.(a)	1,729,890
227	HF Sinclair Corp.	14,151
3,501	Occidental Petroleum Corp.	243,285
1,205	Ovintiv Inc.	67,191
2,669	Phillips 66	289,426
629	Range Resources Corp.	18,159
2,703	Suncor Energy Inc.	88,848
	Total Oil & Gas	4,565,784
Oil & Gas Services - 0.4%
1,770	NOV Inc.	39,754
7,567	Schlumberger Ltd.	390,079
	Total Oil & Gas Services	429,833
Pipelines - 0.3%
778	Cheniere Energy Inc.	136,430
1,370	Enbridge Inc.	56,567
1,562	Targa Resources Corp.	116,197
951	TC Energy Corp.	42,300
	Total Pipelines	351,494
	TOTAL ENERGY	5,512,535
FINANCIAL - 16.3%
Banks - 5.0%
7,667	Banco Bradesco SA, ADR	22,771
26,509	Bank of America Corp.(a)	1,003,366
497	Bank of Montreal	48,622
404	Canadian Imperial Bank of Commerce	19,461
6,697	Citigroup Inc.	324,202
630	Cullen/Frost Bankers Inc.	91,394
1,227	East West Bancorp Inc.	86,148
2,100	First Horizon Corp.	52,185
1,696	Goldman Sachs Group Inc.	654,910
2,157	ICICI Bank Ltd., ADR	51,164
7,225	Itau Unibanco Holding SA, ADR	35,981
10,009	JPMorgan Chase & Co.(a)	1,383,044
1,435	M&T Bank Corp.	243,979

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.3% - (continued)
Banks - 5.0% - (continued)
6,248	Morgan Stanley	$581,501
15,263	Wells Fargo & Co.	731,861
	Total Banks	5,330,589
Diversified Financial Services - 3.8%
2,946	American Express Co.	464,260
940	Ameriprise Financial Inc.	312,033
5,840	Charles Schwab Corp.	482,034
28	Credit Acceptance Corp.*	13,271
322	Evercore Inc., Class A Shares	37,088
1,682	Jefferies Financial Group Inc.	63,899
3,070	Mastercard Inc., Class A Shares(a)	1,094,148
4,557	Nasdaq Inc.	311,972
5,672	Visa Inc., Class A Shares(a)	1,230,824
536	XP Inc., Class A Shares*	9,385
	Total Diversified Financial Services	4,018,914
Equity Real Estate Investment Trusts (REITs) - 2.6%
4,374	American Homes 4 Rent, Class A Shares	144,648
2,481	Annaly Capital Management Inc.	53,763
1,623	AvalonBay Communities Inc.	283,863
1,388	Camden Property Trust	167,018
2,008	CubeSmart	83,111
2,433	Equity LifeStyle Properties Inc.	161,600
4,192	Equity Residential	271,893
813	Essex Property Trust Inc.	179,169
2,612	Healthcare Realty Trust Inc., Class A Shares	53,624
7,269	Invitation Homes Inc.	237,187
2,519	Medical Properties Trust Inc.	33,049
1,701	Mid-America Apartment Communities Inc.	280,461
148	Orion Office REIT Inc.	1,375
5,458	Realty Income Corp.	344,236
581	Sun Communities Inc.	85,349
6,749	VICI Properties Inc.	230,816
2,231	WP Carey Inc.	175,803
	Total Equity Real Estate Investment Trusts (REITs)	2,786,965
Insurance - 4.6%
7,007	Aflac Inc.	504,014
1,155	Aon PLC, Class A Shares	356,063
3,529	Arch Capital Group Ltd.*	211,422
2,071	Arthur J Gallagher & Co.	412,357
795	Assurant Inc.	101,935
7,239	Berkshire Hathaway Inc., Class B Shares*	2,306,345
2,817	Brown & Brown Inc.	167,865
2,124	Fidelity National Financial Inc.	85,725
5,545	Manulife Financial Corp.	99,976
116	Markel Corp.*	153,681
187	RenaissanceRe Holdings Ltd.	35,326
2,111	Unum Group	89,042
249	Voya Financial Inc.	16,429
3,857	WR Berkley Corp.	294,212
	Total Insurance	4,834,392
Private Equity - 0.3%
1,041	Blackstone Inc.	95,283
1,814	Brookfield Asset Management Inc., Class A Shares	85,530

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.3% - (continued)
Private Equity - 0.3% - (continued)
1,435	KKR & Co., Inc.	$74,505
	Total Private Equity	255,318
Real Estate - 0.0%
161	Jones Lang LaSalle Inc.*	27,075
Savings & Loans - 0.0%
2,951	New York Community Bancorp Inc.	27,592
	TOTAL FINANCIAL	17,280,845
INDUSTRIAL - 8.6%
Aerospace/Defense - 1.2%
2,340	Boeing Co.*	418,579
2,721	General Dynamics Corp.	686,753
1,165	HEICO Corp.	189,091
	Total Aerospace/Defense	1,294,423
Building Materials - 0.3%
315	Lennox International Inc.	82,035
249	Louisiana-Pacific Corp.	15,886
762	Martin Marietta Materials Inc.	279,258
	Total Building Materials	377,179
Electrical Components & Equipment - 0.4%
359	Acuity Brands Inc.	67,596
2,267	AMETEK Inc.	322,866
137	Generac Holdings Inc.*	14,456
	Total Electrical Components & Equipment	404,918
Electronics - 0.7%
6,396	Amphenol Corp., Class A Shares	514,430
931	Sensata Technologies Holding PLC	41,988
2,637	Trimble Inc.*	157,561
	Total Electronics	713,979
Engineering & Construction - 0.1%
694	AECOM	58,990
Environmental Control - 0.5%
2,681	Republic Services Inc., Class A Shares	373,437
1,363	Waste Connections Inc.	196,954
	Total Environmental Control	570,391
Hand/Machine Tools - 0.1%
880	Lincoln Electric Holdings Inc.	130,134
Machinery-Construction & Mining - 0.6%
1,347	BWX Technologies Inc.	82,019
2,165	Caterpillar Inc.	511,828
	Total Machinery-Construction & Mining	593,847
Machinery-Diversified - 1.6%
227	AGCO Corp.	30,127
477	Cognex Corp.	23,745
1,077	Deere & Co.	474,957
1,733	Dover Corp.	245,999
220	Enovis Corp.*	11,909
220	ESAB Corp.	10,415
1,956	Graco Inc.	136,861
979	IDEX Corp.	232,503
530	Nordson Corp.	125,340
934	Rockwell Automation Inc.	246,782

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 8.6% - (continued)
Machinery-Diversified - 1.6% - (continued)
1,686	Xylem Inc.	$189,422
	Total Machinery-Diversified	1,728,060
Miscellaneous Manufacturers - 1.2%
4,084	3M Co.	514,461
330	Carlisle Cos., Inc.	86,826
5,084	General Electric Co.	437,072
2,842	Textron Inc.	202,862
	Total Miscellaneous Manufacturers	1,241,221
Packaging & Containers - 0.2%
617	Crown Holdings Inc.	50,724
906	Packaging Corp. of America	123,116
1,417	Sonoco Products Co.	86,961
	Total Packaging & Containers	260,801
Shipbuilding - 0.2%
903	Huntington Ingalls Industries Inc.	209,460
Transportation - 1.5%
530	Canadian National Railway Co.	68,068
1,121	Canadian Pacific Railway Ltd.	91,821
705	Old Dominion Freight Line Inc.	213,340
283	RXO Inc.*	5,377
2,527	Union Pacific Corp.	549,446
3,494	United Parcel Service Inc., Class B Shares	662,917
283	XPO Logistics Inc.*	10,929
	Total Transportation	1,601,898
	TOTAL INDUSTRIAL	9,185,301
TECHNOLOGY - 21.9%
Computers - 8.2%
2,454	Accenture PLC, Class A Shares	738,482
48,432	Apple Inc.(a)	7,169,389
484	Check Point Software Technologies Ltd.*	64,290
1,338	Dell Technologies Inc., Class C Shares	59,929
234	EPAM Systems Inc.*	86,248
3,789	International Business Machines Corp.	564,182
138	Kyndryl Holdings Inc.*	1,616
	Total Computers	8,684,136
Semiconductors - 5.1%
6,328	Advanced Micro Devices Inc.*	491,243
3,920	Applied Materials Inc.	429,632
181	ASML Holding NV, Class NY Registered Shares, ADR	110,070
1,573	Broadcom Inc.(a)	866,770
285	Cirrus Logic Inc.*	21,292
90	Entegris Inc.	6,956
13,289	Intel Corp.	399,600
642	Lam Research Corp.	303,268
2,623	Marvell Technology Inc.	122,022
4,463	Micron Technology Inc.	257,292
8,577	NVIDIA Corp.(a)	1,451,486
1,421	NXP Semiconductors NV	249,869
2,501	ON Semiconductor Corp.*	188,075
4,133	QUALCOMM Inc.	522,783
158	Silicon Laboratories Inc.*	22,979

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 21.9% - (continued)
Semiconductors - 5.1% - (continued)
309	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$25,641
	Total Semiconductors	5,468,978
Software - 8.6%
1,639	Adobe Inc.*(a)	565,340
266	Black Knight Inc.*	16,489
2,441	Fidelity National Information Services Inc.	177,168
1,205	Intuit Inc.	491,146
24,165	Microsoft Corp.(a)	6,165,458
6,025	Oracle Corp.	500,256
3,671	Salesforce Inc.*(a)	588,278
570	SAP SE, ADR	63,196
889	ServiceNow Inc.*	370,091
920	SS&C Technologies Holdings Inc.	49,459
346	Veeva Systems Inc., Class A Shares*	65,865
350	VMware Inc., Class A Shares*	42,521
373	Workday Inc., Class A Shares*	62,627
143	Zoom Video Communications Inc., Class A Shares*	10,786
	Total Software	9,168,680
	TOTAL TECHNOLOGY	23,321,794
UTILITIES - 3.0%
Electric - 2.8%
6,172	Alliant Energy Corp.	347,484
5,237	Ameren Corp.	467,769
6,849	American Electric Power Co., Inc.	662,983
4,461	Consolidated Edison Inc.	437,356
3,756	DTE Energy Co.	435,733
9,929	PPL Corp.	293,104
5,600	Xcel Energy Inc.	393,232
	Total Electric	3,037,661
Water - 0.2%
3,490	Essential Utilities Inc.	168,358
	TOTAL UTILITIES	3,206,019
	TOTAL COMMON STOCKS
	(Cost - $116,111,315)	106,439,206

Number of Contracts	Notional Amounts

PURCHASED OPTIONS - 0.9%
Index Option - 0.9%
86	$ 35,088,946	S&P 500 Index Options, Put @ $3,425.00, expires 12/30/22 Counterparty: MSC	23,865
86	35,088,946	S&P 500 Index Options, Put @ $3,690.00, expires 1/31/23 Counterparty: MSC	259,290
86	35,088,946	S&P 500 Index Options, Put @ $3,860.00, expires 2/28/23 Counterparty: MSC	708,210
		TOTAL PURCHASED OPTIONS
		(Cost - $2,687,519)	991,365
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $118,798,834)	107,430,571

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSITS - 1.3%
$1,190,154	JPMorgan Chase & Co. - New York, 3.180% due 12/1/22	$1,190,154
140,053	Royal Bank of Canada - Toronto, 3.180% due 12/1/22	140,053
	TOTAL TIME DEPOSITS
	(Cost - $1,330,207)	1,330,207
	TOTAL INVESTMENTS - 102.2%
	(Cost - $120,129,041)	108,760,778
	Liabilities in Excess of Other Assets - (2.2)%	(2,347,538)
	TOTAL NET ASSETS - 100.0%	$106,413,240

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	21.4%
Consumer Non-cyclical	21.1
Financial	15.9
Communications	11.4
Consumer Cyclical	9.5
Industrial	8.4
Energy	5.1
Utilities	3.0
Basic Materials	2.1
Purchased Options	0.9
Short-Term Investments	1.2
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2022 (unaudited)

Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written

Index Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
86	$35,088,946	S&P 500 Index Options, Put	MSC	12/30/22	$2,875.00	$(4,945)
44	17,952,484	S&P 500 Index Options, Call	MSC	12/30/22	3,850.00	(1,145,760)
86	35,088,946	S&P 500 Index Options, Put	MSC	1/31/23	3,110.00	(41,710)
43	17,544,473	S&P 500 Index Options, Call	MSC	1/31/23	4,135.00	(485,470)
86	35,088,946	S&P 500 Index Options, Put	MSC	2/28/23	3,250.00	(115,240)
43	17,544,473	S&P 500 Index Options, Call	MSC	2/28/23	4,290.00	(357,330)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $1,629,463)				$(2,150,455)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2022 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$62,275,445	$62,275,445	$–	$–
Communications	512,638,168	512,638,168	–	–
Consumer Cyclical	445,492,893	445,492,893	–	–
Consumer Non-cyclical	1,185,723,892	1,185,723,892	–	–
Energy	230,270,221	230,270,221	–	–
Financial	829,108,401	828,177,303	–	931,098
Industrial	398,177,302	398,177,302	–	–
Technology	713,497,010	709,491,610	–	4,005,400
Utilities	80,544,046	80,544,046	–	–
Preferred Stocks:
Consumer Cyclical	8,683,330	7,143,805	–	1,539,525
Financial	810,780	–	–	810,780
Industrial	6,255,123	–	–	6,255,123
Technology	3,196,029	–	–	3,196,029
Short-Term Investments:
Time Deposits	76,295,879	–	76,295,879	–
Money Market Fund	7,790,672	7,790,672	–	–
Total Investments, at value	$4,560,759,191	$4,467,725,357	$76,295,879	$16,737,955
Other Financial Instruments - Liabilities
Futures Contract	$50,301	$50,031	$–	$–
Total Other Financial Instruments - Liabilities	$50,301	$50,301	$–	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,080,876,249	$1,080,876,249	$–	$–
Exchange Traded Funds (ETFs)	61,756,093	61,756,093	–	–
Warrant	19,125	19,125	–	–
Short-Term Investments:
Time Deposits	42,205,379	–	42,205,379	–
Money Market Fund	72,048,600	72,048,600	–	–
Total Investments, at value	$1,256,905,446	$1,214,700,067	$42,205,379	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$22,007,029	$–	$22,007,029	$–
Bermuda	1,968,049	–	1,968,049	–
Brazil	26,441,020	4,362,593	22,078,427	–
Canada	88,799,954	11,895,711	76,904,243	–
China	102,611,222	26,238,747	76,372,475	–
Cyprus	2	–	2	–
Denmark	16,139,589	–	16,139,589	–
Finland	4,206,253	–	4,206,253	–
France	181,585,755	–	181,585,755	–
Germany	150,997,293	–	150,997,293	–
Greece	2,269,884	–	2,269,884	–
Hong Kong	56,369,676	–	56,369,676	–
India	153,230,981	12,931,005	140,299,976	–
Indonesia	13,702,383	–	13,702,383	–
Ireland	24,467,062	3,237,110	21,229,952	–
Israel	5,976,661	1,342,297	4,634,364	–
Italy	23,940,341	1,868,981	22,071,360	–
Japan	283,021,513	–	283,021,513	–
Jersey, Channel Islands	7,682,234	–	7,682,234	–
Luxembourg	2,068,614	1,020,967	1,047,647	–
Malaysia	1,527,230	–	1,527,230	–
Mexico	17,873,215	–	17,873,215	–
Netherlands	98,006,069	–	98,006,069	–
Norway	15,227,378	–	15,227,378	–
Peru	3,747,695	3,747,695	–	–
Philippines	4,973,068	–	4,973,068	–
Poland	5,350,148	–	5,350,148	–
Portugal	7,131,419	–	7,131,419	–
Russia	53,625	929	88	52,608
Singapore	40,469,162	2,823,123	37,646,039	–
South Africa	16,021,514	1,290,501	14,731,013	–
South Korea	54,550,589	1,108,022	53,442,567	–
Spain	10,199,989	–	10,199,989	–
Sweden	53,915,560	856,140	53,059,420	–
Switzerland	129,054,827	–	129,054,827	–
Taiwan	55,001,296	25,406,402	29,594,894	–
Thailand	8,370,802	5,174,175	3,196,627	–
United Arab Emirates	1,888,636	–	1,888,636	–
United Kingdom	235,551,152	17,249,745	218,032,605	268,802
United States	39,339,942	38,965,196	–	374,746
Uruguay	7,165,792	7,165,792	–	–
Exchange Traded Fund (ETF)	1,046,419	1,046,419	–	–
Warrants	85,777	85,777	–	–
Preferred Stocks	2,494,119	–	2,476,461	17,658
Short-Term Investments:
Time Deposits	78,177,198	–	78,177,198	–
Money Market Fund	24,901,914	24,901,914	–	–
Total Investments, at value	$2,079,610,050	$192,719,241	$1,886,176,995	$713,814

Other Financial Instruments - Liabilities
OTC Total Return Swaps	$(49)	$(49)	$–	$–
Total Other Financial Instruments - Liabilities	$(49)	$(49)	$–	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$32,650,265	$23,764,001	$8,886,264	$–
Communications	52,654,454	34,500,948	18,153,506	–
Consumer Cyclical	44,544,820	38,423,035	6,121,785	–
Consumer Non-cyclical	183,962,417	146,820,292	37,142,125	–
Energy	71,163,269	39,910,479	31,252,790	–
Financial	149,422,787	108,111,933	41,310,854	–
Industrial	61,398,215	42,138,077	19,260,138	–
Technology	37,051,401	28,440,105	8,611,296	–
Utilities	77,786,605	66,047,053	11,739,552	–
Exchange Traded Funds (ETFs)	20,035,147	20,035,147	–	–
Short-Term Investments:
Time Deposits	20,634,966	–	20,634,966	–
Money Market Fund	3,107,914	3,107,914	–	–
Total Investments, at value	$754,412,260	$551,298,984	$203,113,276	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(47,255)	$(47,255)	$–	$–
Total Other Financial Instruments - Liabilities	$(47,255)	$(47,255)	$–	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$483,165,929	–	$483,165,929	$–
Collateralized Mortgage Obligations	440,463,263	–	440,463,263	–
Mortgage-Backed Securities	405,523,518	–	405,523,518	–
U.S. Government Agencies & Obligations	436,800,873	–	436,800,873	–
Asset-Backed Securities	187,162,858	–	187,162,858	–
Senior Loans	17,982,451	–	17,982,451	–
Sovereign Bonds	14,090,259	–	14,090,259	–
Municipal Bonds	3,373,030	–	3,373,030	–
Open-End Fund	57,528,800	57,528,800	–
Common Stocks:
Communications	24,672	24,672	–	–
Consumer Cyclical	5,902	5,902	–	–
Diversified	30,184	–	30,184	–
Energy	37,950	37,950	–	–
Industrial	1,391	1,391	–	–
Utilities	1	1	–	–
Right	1,525	–	1,525	–
Short-Term Investments:
Time Deposits	61,350,658	–	61,350,658	–
U.S. Government Obligation	2,555,926	–	2,555,926	–
Total Investments, at value	$2,110,099,190	$57,598,716	$2,052,500,474	$–
Other Financial Instruments - Assets
Futures Contracts	$526,031	$526,031	$–	$–
Total Other Financial Instruments - Assets	$526,031	$526,031	$–	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(260,225)	$(260,225)	$–	$–
Forward Sale Commitments	(6,687,558)	–	(6,687,558)	–
Total Other Financial Instruments - Liabilities	$(6,947,783)	$(260,225)	$(6,687,558)	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$19,177,393	$–	$19,177,393	$–
Communications	53,835,011	–	53,835,011	–
Consumer Cyclical	16,678,420	–	16,678,420	–
Consumer Non-cyclical	42,758,589	–	33,089,464	9,669,125
Diversified	3,373,297	–	3,373,297	–
Energy	32,332,970	–	32,332,970	–
Financial	15,830,638	–	15,830,638	–
Healthcare	5,466,400	–	5,466,400	–
Industrial	17,446,021	–	17,446,021	–
Insurance	1,968,756	–	1,968,756	–
Media	6,454,185	–	–	6,454,185
Technology	12,860,752	–	12,860,752	–
Utilities	4,925,939	–	4,925,939	–
Senior Loans	31,606,956	–	31,286,243	320,713
Asset-Backed Securities	25,658,947	–	25,658,947	–
Collateralized Mortgage Obligations	17,337,170	–	17,337,170	–
U.S. Government Agencies & Obligations	8,795,628	–	8,795,628	–
Sovereign Bonds	764,096	–	764,096	–
Common Stocks:
Diversified	31,996,633	31,994,449	–	2,184
Financial	1,544	–	–	1,544
Exchange Traded Fund (ETF)	80,150,918	80,150,918	–	–
Warrants:
Diversified	61,916	47,580	–	14,336
Trade Claims	9,561,089	–	–	9,561,089
Short-Term Investments:
Commercial Papers	6,230,120	–	6,230,120	–
Time Deposits	37,227,893	–	37,227,893	–
U.S. Government Obligation	5,940,206	–	5,940,206	–
Money Market Fund	1,366,858	1,366,858	–	–
Total Investments, at value	$489,808,345	$113,559,805	$350,225,364	$26,023,176
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(909,720)	$–	$(909,720)	$–
Total Other Financial Instruments - Liabilities	$(909,720)	$–	$(909,720)	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$6,692,577	$–	$6,692,577	$–
Bermuda	11,078,188	–	11,078,188	–
Brazil	6,861,623	–	6,861,623	–
British Virgin Islands	198,565	–	198,565	–
Canada	38,102,432	–	38,102,432	–
Cayman Islands	9,577,256	–	9,577,256	–
Chile	21,130,286	–	21,130,286	–
Colombia	16,564,731	–	16,564,731	–
Denmark	2,151,410	–	2,151,410	–
Dominican Republic	1,097,250	–	1,097,250	–
France	2,312,680	–	2,312,680	–
Germany	6,154,925	–	6,154,925	–
India	12,362,248	–	12,362,248	–
Indonesia	12,990,769	–	12,990,769	–
Israel	7,118,967	–	7,118,967	–
Italy	6,910,500	–	6,910,500	–
Jersey, Channel Islands	5,551,223	–	5,551,223	–
Luxembourg	3,978,651	–	3,978,651	–
Malaysia	12,060,048	–	12,060,048	–
Mauritius	1,593,977	–	1,593,977	–
Mexico	7,959,744	–	7,959,744	–
Multinational	4,340,385	–	4,340,385	–
Netherlands	20,713,144	–	20,713,144	–
Norway	8,262,086	–	8,262,086	–
Paraguay	1,873,187	–	1,873,187	–
Peru	27,129,426	–	27,129,426	–
Portugal	– *	–	–	–	*
Qatar	4,601,792	–	4,601,792	–
Singapore	30,267,551	–	30,267,551	–
South Korea	22,130,175	–	22,130,175	–
Spain	5,506,653	–	5,506,653	–
Switzerland	2,900,414	–	2,900,414	–
United Kingdom	9,814,138	–	9,814,138	–
United States	162,900,744	–	147,437,195	15,463,549
Sovereign Bonds	49,120,385	–	49,120,385	–
Senior Loans	41,722,018	–	39,067,000	2,655,018
Asset-Backed Securities	665,621	–	665,621	–
Common Stocks:
Canada	132,103	132,103	–	–
Cayman Islands	1,915,673	1,915,673	–	–
Hong Kong	319,596	319,596	–	–
Israel	488,457	488,457	–	–
United States	25,732,150	20,840,173	–	4,891,977
Preferred Stocks:
Bermuda	2,155,095	2,155,095	–	–
United Kingdom	227,440	227,440	–	–
United States	16,130,777	16,034,277	96,500	–
Warrants:
Bermuda	– *	–	–	–	*
Brazil	– *	–	–	–	*
Israel	– *	–	–	–	*
United Kingdom	2,773	2,773	–	–
United States	2,195	2,195	–	–
Convertible Preferred Stock	164,843	164,843	–	–
Trade Claims	9,050,938	–	–	9,050,938
Purchased Options	1,938	1,938	–	–
Short-Term Investments:
Commercial Papers	53,562,097	–	53,562,097	–
Time Deposits	20,205,130	–	20,205,130	–
Money Market Fund	863,361	863,361	–	–
Total Investments, at value	$715,350,335	$43,147,924	$640,140,929	$32,061,482
Other Financial Instruments - Liabilities
Options Contracts Written	$(77,108)	$(77,108)	$–	$–
Forward Foreign Currency Contracts	(578,853)	–	(578,853)	–
Securities Sold Short
Corporate Bonds & Notes	$(4,369,156)	$–	$(4,369,156)	$–
Exchange Traded Funds (ETFs)	(5,381,376)	(5,381,376)	–	–
Common Stocks	(277,780)	(277,780)	–	–
Total Other Financial Instruments - Liabilities	$(10,684,273)	$(5,736,264)	$(4,948,009)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$768,640,225	$–	$768,640,225	$–
Short-Term Investments:
Time Deposits	92,845,360	–	92,845,360	–
Total Investments, at value	$861,485,585	$–	$861,485,585	$–

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$234,435,661	$–	$234,435,661	$–
Corporate Bonds & Notes	94,275,715	–	94,275,715	–
Asset-Backed Securities	75,440,345	–	75,440,345	–
Senior Loan	17,180,778	–	17,180,778	–
Common Stocks	198,140,158	198,140,158	–	–
Open-End Funds	192,172,432	192,172,432	–	–
Preferred Stocks	4,904,201	4,904,201	–	–
Warrants:
Diversified	481,400	481,400	–	–
Exchange Traded Fund (ETF)	– *	–	–	–	*
Short-Term Investments:
Time Deposits	92,046,222	–	92,046,222	–
Money Market Fund	172,419	172,419	–	–
Total Investments, at value	$909,249,331	$395,870,610	$513,378,721	$–	*
Other Financial Instruments - Assets
OTC Credit Default Swaps	$3,015,127	$–	$3,015,127	$–
OTC Total Return Swaps	638,261	–	638,261	–
Total Other Financial Instruments - Assets	$3,653,388	$–	$3,653,388	$–
Other Financial Instruments - Liabilities
OTC Total Return Swaps	$(653,471)	$–	$(653,471)	$–
OTC Credit Default Swaps	(1,191,627)	–	(1,191,627)	–
Securities Sold Short:
Asset-Backed Securities	(1,874,298)	–	(1,874,298)	–
Exchange Traded Funds (ETFs)	(60,297,192)	(60,297,192)	–	–
Total Other Financial Instruments - Liabilities	$(64,016,588)	$(60,297,192)	$(3,719,396)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at November 30, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$106,439,206	$106,439,206	$–	$–
Purchased Options	991,365	991,365	–	–
Short-Term Investments:
Time Deposit	1,330,207	–	1,330,207	–
Total Investments, at value	$108,760,778	$107,430,571	$1,330,207	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(2,150,455)	$(2,150,455)	$–	$–
Total Other Financial Instruments - Liabilities	$(2,150,455)	$(2,150,455)	$–	$–

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2022 through November 30, 2022:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Trade Claim	Rights	Exchange Traded Fund (ETF)
Destinations Large Cap Equity Fund
Balance as of February 28, 2022	$21,549,844	$8,121,984	$-	$13,427,860	$-	$-	$-	$-	$-
Purchases	175,282	-	-	175,282	-	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(4,987,171)	(3,185,486)	-	(1,801,685)	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of November 30, 2022	$16,737,955	$4,936,498	$-	$11,801,457	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$(4,987,170)	$(3,185,485)	$-	$(1,801,685)	$-	$-	$-	$-	$-

Destinations International Equity Fund
Balance as of February 28, 2022	$7,031,838	$6,972,941	$-	$43,680	$-	$402	$-	$14,815	$-
Purchases	296,533	296,533	-	-	-	-	-	-	-
(Sales/Paydowns)	(5,044,673)	(5,044,673)	-	-	-	-	-	-	-
Total realized gain (loss)	(10,864,001)	(10,864,001)	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	9,803,297	9,844,356	-	(26,022)	-	(222)	-	(14,815)	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	(509,180)	(509,000)	-	-	-	(180)	-	-	-
Balance as of November 30, 2022	$713,814	$696,156	$-	$17,658	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$2,875,311	$2,901,555	$-	$(26,022)	$-	$(222)	$-	$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2022	$48,819,838	$1,506,186	$22,353,932	$-	$15,479,023	$12,397	$9,468,300	$-	$-
Purchases	(1,777,271)	81,119	-	-	(1,871,267)	12,877	-	-	-
(Sales/Paydowns)	(15,343,641)	(1,574,257)	(247,499)	-	(13,521,885)	-	-	-	-
Total realized gain (loss)	248,786	149,225	-	-	99,561	-	-	-	-
Change in unrealized appreciation (depreciation)	(3,712,270)	(158,545)	(3,786,000)	-	135,281	4,205	92,789	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	(2,212,266)	-	(2,197,123)	-	-	(15,143)	-	-	-
Balance as of November 30, 2022	$26,023,176	$3,728	$16,123,310	$-	$320,713	$14,336	$9,561,089	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$(3,721,702)	$(20,626)	$(3,786,000)	$-	$(12,070)	$4,205	$92,789	$-	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2022	$32,969,834	$4,865,798	$16,298,830	$-	$2,842,106	$-	$8,963,100	$-	$-
Purchases	11,419,998	8,674,199	2,662,929	-	82,870	-	-	-	-
(Sales/Paydowns)	(10,917,906)	(9,761,906)	(1,156,000)	-	-	-	-	-	-
Total realized gain (loss)	(290,167)	(290,167)	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(2,276,277)	1,404,053	(3,498,210)	-	(269,958)	-	87,838	-	-
Transfers In	1,156,000	-	1,156,000	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of November 30, 2022	$32,061,482	$4,891,977	$15,463,549	$-	$2,655,018	$- *	$9,050,938	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$(1,575,597)	$2,104,733	$(3,498,210)	$-	$(269,958)	$-	$87,838	$-	$-

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2022	$-	$-	$-	$-	$-	$-	$-	$-	$-	*
Purchases	-	-	-	-	-	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of November 30, 2022	$-	$-	$-	$-	$-	$-	$-	$-	$-	*
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2022	$-	$-	$-	$-	$-	$-	$-	$-	$-

* Includes securities that are fair valued at $0.

3. Investments

At November 30, 2022, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,701,280,918	$1,013,924,090	$(154,395,516)	$859,528,574
Destinations Small-Mid Cap Equity Fund	1,102,904,754	203,125,049	(49,124,357)	154,000,692
Destinations International Equity Fund	1,866,432,542	414,586,889	(201,409,430)	213,177,459
Destinations Equity Income Fund	697,498,450	80,228,334	(23,361,779)	56,866,555
Destinations Core Fixed Income Fund	2,362,826,030	10,238,349	(269,912,972)	(259,674,623)
Destinations Low Duration Fixed Income Fund	524,455,053	2,232,457	(37,788,885)	(35,556,428)
Destinations Global Fixed Income Opportunities Fund	770,256,631	5,497,481	(71,088,050)	(65,590,569)
Destinations Municipal Fixed Income Fund	894,692,055	2,407,882	(35,614,352)	(33,206,470)
Destinations Multi Strategy Alternatives Fund	826,567,235	60,944,906	(38,626,010)	22,318,896
Destinations Shelter Fund	118,499,578	6,968,509	(18,857,764)	(11,889,255)